SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 70 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	DELAWARE VIP® DIVERSIFIED INCOME SERIES(1)
1290 VT ENERGY(1)	DELAWARE VIP® EMERGING MARKETS SERIES(1)
1290 VT EQUITY INCOME(1)	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EATON VANCE VT FLOATING-RATE INCOME FUND(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/400 MANAGED VOLATILITY(1)
1290 VT HIGH YIELD BOND(1)	EQ/500 MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(1)	EQ/2000 MANAGED VOLATILITY(1)
1290 VT MICRO CAP(1)	EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)
1290 VT MODERATE GROWTH ALLOCATION(4)	EQ/AB DYNAMIC GROWTH(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/AB DYNAMIC MODERATE GROWTH(1)
1290 VT NATURAL RESOURCES(1)	EQ/AB SHORT DURATION GOVERNMENT BOND(1)
1290 VT REAL ESTATE(1)	EQ/AB SMALL CAP GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/AGGRESSIVE ALLOCATION(1)
1290 VT SMARTBETA EQUITY(1)	EQ/AGGRESSIVE GROWTH STRATEGY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/ALL ASSET GROWTH ALLOCATION(1)
7TWELVETM BALANCED PORTFOLIO(1)	EQ/AMERICAN CENTURY MID CAP VALUE(1)
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO(1)	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(4)
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO(1)	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION(4)
AB VPS GROWTH AND INCOME PORTFOLIO(1)	EQ/BALANCED STRATEGY(1)
AB VPS INTERNATIONAL GROWTH PORTFOLIO(1)	EQ/BLACKROCK BASIC VALUE EQUITY(1)
AB VPS SMALL/MID CAP VALUE PORTFOLIO(1)	EQ/CAPITAL GROUP RESEARCH(1)
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO(1)	EQ/CLEARBRIDGE LARGE CAP GROWTH(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(1)	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)
AMERICAN CENTURY VP LARGE COMPANY VALUE(1)	EQ/COMMON STOCK INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(1)	EQ/CONSERVATIVE ALLOCATION(2)
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)	EQ/CONSERVATIVE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM(1)	EQ/CONSERVATIVE STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/CORE BOND INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM(1)	EQ/CORE PLUS BOND(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM(1)	EQ/EMERGING MARKETS EQUITY PLUS(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM(1)	EQ/EQUITY 500 INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION(4)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO(1)	EQ/FRANKLIN RISING DIVIDENDS(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

FSA-2

EQ/FRANKLIN STRATEGIC INCOME(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
EQ/GLOBAL BOND PLUS(1)	FEDERATED HERMES KAUFMANN FUND II(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(4)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/INVESCO COMSTOCK(1)	FRANKLIN INCOME VIP FUND(1)
EQ/INVESCO GLOBAL(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(1)	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND(1)
EQ/INVESCO INTERNATIONAL GROWTH(1)	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	HARTFORD CAPITAL APPRECIATION HLS FUND(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(4)	HARTFORD DISCIPLINED EQUITY HLS FUND(3)
EQ/JANUS ENTERPRISE(1)	INVESCO V.I. AMERICAN FRANCHISE FUND(1)
EQ/JPMORGAN GROWTH ALLOCATION(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/LARGE CAP GROWTH INDEX(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/LAZARD EMERGING MARKETS EQUITY(1)	IVY VIP ASSET STRATEGY(1)
EQ/LEGG MASON GROWTH ALLOCATION(4)	IVY VIP GLOBAL EQUITY INCOME(1)
EQ/LEGG MASON MODERATE ALLOCATION(1)	IVY VIP HIGH INCOME(1)
EQ/LOOMIS SAYLES GROWTH(1)	IVY VIP NATURAL RESOURCES(1)
EQ/MFS INTERNATIONAL GROWTH(1)	IVY VIP SMALL CAP GROWTH(1)
EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/MFS MID CAP FOCUSED GROWTH(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/MFS TECHNOLOGY(1)	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO(1)
EQ/MFS UTILITIES SERIES(1)	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO(1)
EQ/MID CAP INDEX(1)	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO(1)
EQ/MID CAP VALUE MANAGED VOLATILITY(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/MODERATE ALLOCATION(1)	LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO(1)
EQ/MODERATE GROWTH STRATEGY(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/MODERATE-PLUS ALLOCATION(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/MONEY MARKET(1)	MFS® RESEARCH SERIES(1)
EQ/MORGAN STANLEY SMALL CAP GROWTH(2)	MFS® VALUE SERIES(1)
EQ/PIMCO GLOBAL REAL RETURN(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/PIMCO REAL RETURN(1)	MULTIMANAGER CORE BOND(1)
EQ/PIMCO TOTAL RETURN(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/PIMCO ULTRA SHORT BOND(1)	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO(1)
EQ/QUALITY BOND PLUS(1)	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)
EQ/SMALL COMPANY INDEX(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/T. ROWE PRICE GROWTH STOCK(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/T. ROWE PRICE HEALTH SCIENCES(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/ULTRA CONSERVATIVE STRATEGY(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/WELLINGTON ENERGY(1)	PIMCO INCOME PORTFOLIO(1)

FSA-3

PROFUND VP BEAR(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
PROFUND VP BIOTECHNOLOGY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
PUTNAM VT DIVERSIFIED INCOME FUND(1)	TEMPLETON FOREIGN VIP FUND(1)
PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND(1)	TEMPLETON GROWTH VIP FUND(1)
PUTNAM VT RESEARCH FUND(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)   Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)   Statement of operations and statement of changes in net assets for the period June 12, 2020 (commencement of operations) through December 31, 2020

(3)   Statement of operations and statement of changes in net assets for the period September 18, 2020 (commencement of operations) through December 31, 2020

(4)   Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the year ended December 31, 2020 and the period February 19, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 19, 2021

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Assets:
Investments in shares of the Portfolios, at fair value	$20,608,274	$22,812,981	$36,773,309	$4,208,329	$22,768,361	$15,359,743
Receivable for shares of the Portfolios sold	—	5,708	—	249	11,420	—
Receivable for policy-related transactions	12,360	—	4,353	—	—	2,327

Total assets	20,620,634	22,818,689	36,777,662	4,208,578	22,779,781	15,362,070

Liabilities:
Payable for shares of the Portfolios purchased	12,361	—	4,340	—	—	2,327
Payable for policy-related transactions	—	5,657	—	249	11,420	—

Total liabilities	12,361	5,657	4,340	249	11,420	2,327

Net Assets	$20,608,273	$22,813,032	$36,773,322	$4,208,329	$22,768,361	$15,359,743

Net Assets:
Accumulation unit values	$4,369,922	$22,813,009	$36,773,310	$3,352,385	$22,767,187	$15,324,506
Retained by Equitable Financial in Separate Account No. 70	16,238,351	23	12	855,944	1,174	35,237

Total Net Assets	$20,608,273	$22,813,032	$36,773,322	$4,208,329	$22,768,361	$15,359,743

Investments in shares of the Portfolios, at cost	$14,371,800	$20,558,306	$36,011,830	$5,480,937	$25,020,075	$16,138,341

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$280,125,450	$21,593,445	$3,367,935	$2,401,675	$44,417,627	$1,022,509
Receivable for shares of the Portfolios sold	33,486	6,049	115	—	32,644	—
Receivable for policy-related transactions	—	—	—	1,387	—	12,510

Total assets	280,158,936	21,599,494	3,368,050	2,403,062	44,450,271	1,035,019

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	1,308	—	12,469
Payable for policy-related transactions	33,486	5,984	115	—	32,515	—

Total liabilities	33,486	5,984	115	1,308	32,515	12,469

Net Assets	$280,125,450	$21,593,510	$3,367,935	$2,401,754	$44,417,756	$1,022,550

Net Assets:
Accumulation unit values	$280,122,554	$21,593,483	$3,367,923	$2,401,754	$44,417,727	$1,022,539
Retained by Equitable Financial in Separate Account No. 70	2,896	27	12	—	29	11

Total Net Assets	$280,125,450	$21,593,510	$3,367,935	$2,401,754	$44,417,756	$1,022,550

Investments in shares of the Portfolios, at cost	$248,709,193	$21,246,146	$3,198,777	$1,940,878	$40,443,308	$967,721

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,168,566	$14,283,317	$13,826,312	$18,351,982	$8,076,514	$45,739,195
Receivable for shares of the Portfolios sold	—	4,598	—	2,373	262	—
Receivable for policy-related transactions	407	—	4,148	—	—	354

Total assets	6,168,973	14,287,915	13,830,460	18,354,355	8,076,776	45,739,549

Liabilities:
Payable for shares of the Portfolios purchased	375	—	4,098	—	—	353
Payable for policy-related transactions	—	4,598	—	2,372	186	—

Total liabilities	375	4,598	4,098	2,372	186	353

Net Assets	$6,168,598	$14,283,317	$13,826,362	$18,351,983	$8,076,590	$45,739,196

Net Assets:
Accumulation unit values	$6,168,598	$14,283,288	$13,820,211	$18,351,014	$8,076,496	$45,736,684
Retained by Equitable Financial in Separate Account No. 70	—	29	6,151	969	94	2,512

Total Net Assets	$6,168,598	$14,283,317	$13,826,362	$18,351,983	$8,076,590	$45,739,196

Investments in shares of the Portfolios, at cost	$7,199,754	$14,739,683	$12,606,353	$15,762,069	$6,383,190	$41,320,714

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,585,111	$6,095,958	$15,711,875	$8,451,846	$6,832,607	$6,067,896
Receivable for shares of the Portfolios sold	140	192	6,177	14,476	236	2,197

Total assets	3,585,251	6,096,150	15,718,052	8,466,322	6,832,843	6,070,093

Liabilities:
Payable for policy-related transactions	140	131	6,146	14,476	209	2,197

Total liabilities	140	131	6,146	14,476	209	2,197

Net Assets	$3,585,111	$6,096,019	$15,711,906	$8,451,846	$6,832,634	$6,067,896

Net Assets:
Accumulation unit values	$3,583,776	$6,095,993	$15,711,892	$8,450,881	$6,832,624	$6,065,942
Retained by Equitable Financial in Separate Account No. 70	1,335	26	14	965	10	1,954

Total Net Assets	$3,585,111	$6,096,019	$15,711,906	$8,451,846	$6,832,634	$6,067,896

Investments in shares of the Portfolios, at cost	$3,669,688	$5,103,720	$15,609,631	$6,447,621	$6,824,204	$5,542,027

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM
Assets:
Investments in shares of the Portfolios, at fair value	$11,811,871	$1,976,740	$113,966,629	$47,832,108	$22,920,617	$26,286,704
Receivable for shares of the Portfolios sold	—	79	1,985	—	—	22,553
Receivable for policy-related transactions	78,223	—	—	28,211	13,958	—

Total assets	11,890,094	1,976,819	113,968,614	47,860,319	22,934,575	26,309,257

Liabilities:
Payable for shares of the Portfolios purchased	78,113	—	—	28,211	13,758	—
Payable for policy-related transactions	—	79	1,978	—	—	22,553

Total liabilities	78,113	79	1,978	28,211	13,758	22,553

Net Assets	$11,811,981	$1,976,740	$113,966,636	$47,832,108	$22,920,817	$26,286,704

Net Assets:
Accumulation unit values	$11,811,957	$1,975,513	$113,966,072	$47,831,885	$22,920,753	$26,284,974
Retained by Equitable Financial in Separate Account No. 70	24	1,227	564	223	64	1,730

Total Net Assets	$11,811,981	$1,976,740	$113,966,636	$47,832,108	$22,920,817	$26,286,704

Investments in shares of the Portfolios, at cost	$10,948,027	$1,781,783	$99,801,637	$45,311,663	$17,180,004	$19,327,247

The accompanying notes are an integral part of these financial statements.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$36,750,134	$11,162,195	$7,188,884	$79,330,148	$115,097,480	$94,134,581
Receivable for shares of the Portfolios sold	—	761	12,013	—	18,350	28,987
Receivable for policy-related transactions	28,688	—	—	8,253	—	—

Total assets	36,778,822	11,162,956	7,200,897	79,338,401	115,115,830	94,163,568

Liabilities:
Payable for shares of the Portfolios purchased	28,434	—	—	8,239	—	—
Payable for policy-related transactions	—	650	12,012	—	18,349	28,987

Total liabilities	28,434	650	12,012	8,239	18,349	28,987

Net Assets	$36,750,388	$11,162,306	$7,188,885	$79,330,162	$115,097,481	$94,134,581

Net Assets:
Accumulation unit values	$36,750,324	$11,162,287	$7,171,130	$79,330,123	$115,094,968	$94,133,042
Retained by Equitable Financial in Separate Account No. 70	64	19	17,755	39	2,513	1,539

Total Net Assets	$36,750,388	$11,162,306	$7,188,885	$79,330,162	$115,097,481	$94,134,581

Investments in shares of the Portfolios, at cost	$32,749,610	$9,852,842	$6,683,032	$57,793,723	$100,656,434	$70,650,022

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE VIP® DIVERSIFIED INCOME SERIES	DELAWARE VIP® EMERGING MARKETS SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$57,764,665	$21,999,688	$50,901,303	$6,873,032	$28,476,472	$9,240,140
Receivable for shares of the Portfolios sold	5,636	810	9,190	156	—	—
Receivable for policy-related transactions	—	—	—	—	82,367	2,178

Total assets	57,770,301	22,000,498	50,910,493	6,873,188	28,558,839	9,242,318

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	82,367	2,179
Payable for policy-related transactions	5,636	752	8,983	147	—	—

Total liabilities	5,636	752	8,983	147	82,367	2,179

Net Assets	$57,764,665	$21,999,746	$50,901,510	$6,873,041	$28,476,472	$9,240,139

Net Assets:
Accumulation unit values	$57,763,597	$21,999,723	$50,901,461	$6,873,041	$28,453,352	$9,236,201
Retained by Equitable Financial in Separate Account No. 70	1,068	23	49	—	23,120	3,938

Total Net Assets	$57,764,665	$21,999,746	$50,901,510	$6,873,041	$28,476,472	$9,240,139

Investments in shares of the Portfolios, at cost	$51,915,851	$17,400,203	$43,538,711	$5,117,041	$26,125,922	$6,962,494

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$13,181,125	$50,579,104	$64,138,153	$153,110,537	$67,184,149	$283,045,975
Receivable for shares of the Portfolios sold	—	—	28,510	19,395	56,937	27,323
Receivable for policy-related transactions	1,976	10,984	—	—	—	—

Total assets	13,183,101	50,590,088	64,166,663	153,129,932	67,241,086	283,073,298

Liabilities:
Payable for shares of the Portfolios purchased	1,976	10,984	—	—	—	—
Payable for policy-related transactions	—	—	28,511	19,395	56,936	26,984

Total liabilities	1,976	10,984	28,511	19,395	56,936	26,984

Net Assets	$13,181,125	$50,579,104	$64,138,152	$153,110,537	$67,184,150	$283,046,314

Net Assets:
Accumulation unit values	$13,166,898	$50,568,971	$64,135,877	$153,102,395	$67,179,592	$283,046,069
Retained by Equitable Financial in Separate Account No. 70	14,227	10,133	2,275	8,142	4,558	245

Total Net Assets	$13,181,125	$50,579,104	$64,138,152	$153,110,537	$67,184,150	$283,046,314

Investments in shares of the Portfolios, at cost	$12,867,788	$51,241,313	$56,387,856	$115,403,094	$53,693,194	$260,174,024

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$803,737,148	$2,335,900,035	$7,903,608	$110,178,433	$30,720,162	$4,572,006,390
Receivable for shares of the Portfolios sold	—	1,110,108	251	—	—	1,963,016
Receivable for policy-related transactions	17,590	—	—	11,945	4,336	—

Total assets	803,754,738	2,337,010,143	7,903,859	110,190,378	30,724,498	4,573,969,406

Liabilities:
Payable for shares of the Portfolios purchased	17,328	—	—	11,945	4,336	—
Payable for policy-related transactions	—	1,110,108	201	—	—	1,505,015

Total liabilities	17,328	1,110,108	201	11,945	4,336	1,505,015

Net Assets	$803,737,410	$2,335,900,035	$7,903,658	$110,178,433	$30,720,162	$4,572,464,391

Net Assets:
Accumulation unit values	$803,736,652	$2,335,882,428	$7,903,648	$110,177,572	$30,719,277	$4,572,464,142
Retained by Equitable Financial in Separate Account No. 70	758	17,607	10	861	885	249

Total Net Assets	$803,737,410	$2,335,900,035	$7,903,658	$110,178,433	$30,720,162	$4,572,464,391

Investments in shares of the Portfolios, at cost	$697,136,005	$2,292,545,453	$7,938,929	$96,591,041	$28,828,153	$3,636,834,078

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$157,794,965	$152,242,128	$53,282,504	$20,952,875	$3,073,850,265	$136,583,703
Receivable for shares of the Portfolios sold	9,512	44,350	—	2,593	570,420	—
Receivable for policy-related transactions	—	—	28,409	—	—	2,936

Total assets	157,804,477	152,286,478	53,310,913	20,955,468	3,074,420,685	136,586,639

Liabilities:
Payable for shares of the Portfolios purchased	—	—	28,283	—	—	2,936
Payable for policy-related transactions	9,512	44,349	—	2,361	570,420	—

Total liabilities	9,512	44,349	28,283	2,361	570,420	2,936

Net Assets	$157,794,965	$152,242,129	$53,282,630	$20,953,107	$3,073,850,265	$136,583,703

Net Assets:
Accumulation unit values	$157,794,355	$152,204,884	$53,282,630	$20,953,042	$3,073,818,115	$136,553,628
Retained by Equitable Financial in Separate Account No. 70	610	37,245	—	65	32,150	30,075

Total Net Assets	$157,794,965	$152,242,129	$53,282,630	$20,953,107	$3,073,850,265	$136,583,703

Investments in shares of the Portfolios, at cost	$142,963,671	$135,934,066	$49,158,207	$19,389,457	$2,650,014,212	$135,537,031

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$22,868,924	$91,168,338	$10,219,502	$94,375,489	$53,639,850	$1,413,946,749
Receivable for shares of the Portfolios sold	13,983	97,312	—	—	42,796	804,805
Receivable for policy-related transactions	—	—	64,565	27,903	—	—

Total assets	22,882,907	91,265,650	10,284,067	94,403,392	53,682,646	1,414,751,554

Liabilities:
Payable for shares of the Portfolios purchased	—	—	64,516	27,903	—	—
Payable for policy-related transactions	13,982	97,312	—	—	42,746	804,805

Total liabilities	13,982	97,312	64,516	27,903	42,746	804,805

Net Assets	$22,868,925	$91,168,338	$10,219,551	$94,375,489	$53,639,900	$1,413,946,749

Net Assets:
Accumulation unit values	$22,856,292	$91,163,911	$10,219,551	$94,375,279	$53,639,894	$1,413,931,020
Retained by Equitable Financial in Separate Account No. 70	12,633	4,427	—	210	6	15,729

Total Net Assets	$22,868,925	$91,168,338	$10,219,551	$94,375,489	$53,639,900	$1,413,946,749

Investments in shares of the Portfolios, at cost	$19,423,136	$69,171,658	$7,836,608	$75,236,989	$53,131,313	$1,263,546,741

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$815,016,272	$320,046,111	$1,503,787	$9,203,875	$509,387,200	$190,879,517
Receivable for shares of the Portfolios sold	689,232	—	65	5,694	—	188,641
Receivable for policy-related transactions	—	133,883	—	—	40,139	—

Total assets	815,705,504	320,179,994	1,503,852	9,209,569	509,427,339	191,068,158

Liabilities:
Payable for shares of the Portfolios purchased	—	133,882	—	—	40,139	—
Payable for policy-related transactions	683,733	—	65	5,656	—	188,641

Total liabilities	683,733	133,882	65	5,656	40,139	188,641

Net Assets	$815,021,771	$320,046,112	$1,503,787	$9,203,913	$509,387,200	$190,879,517

Net Assets:
Accumulation unit values	$815,021,692	$320,029,303	$1,503,258	$9,203,890	$509,320,838	$190,847,317
Retained by Equitable Financial in Separate Account No. 70	79	16,809	529	23	66,362	32,200

Total Net Assets	$815,021,771	$320,046,112	$1,503,787	$9,203,913	$509,387,200	$190,879,517

Investments in shares of the Portfolios, at cost	$775,260,281	$309,469,024	$1,414,149	$7,971,861	$383,564,520	$140,498,617

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$55,194,747	$9,187,313	$109,093,952	$9,309,930	$54,634,275	$6,659,008
Receivable for shares of the Portfolios sold	—	4,065	90,665	10,375	7,000	376
Receivable for policy-related transactions	15,095	—	—	—	—	—

Total assets	55,209,842	9,191,378	109,184,617	9,320,305	54,641,275	6,659,384

Liabilities:
Payable for shares of the Portfolios purchased	14,986	—	—	—	—	—
Payable for policy-related transactions	—	4,066	90,665	10,374	7,000	375

Total liabilities	14,986	4,066	90,665	10,374	7,000	375

Net Assets	$55,194,856	$9,187,312	$109,093,952	$9,309,931	$54,634,275	$6,659,009

Net Assets:
Accumulation unit values	$55,194,856	$9,186,605	$109,091,435	$9,309,059	$54,613,927	$6,658,500
Retained by Equitable Financial in Separate Account No. 70	—	707	2,517	872	20,348	509

Total Net Assets	$55,194,856	$9,187,312	$109,093,952	$9,309,931	$54,634,275	$6,659,009

Investments in shares of the Portfolios, at cost	$49,756,962	$9,082,938	$82,233,843	$8,455,634	$53,343,774	$6,347,889

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$13,715,286	$139,813,931	$26,654,575	$711,805,545	$4,943,947,245	$145,837,569
Receivable for shares of the Portfolios sold	2,243	—	1,106	90,819	1,789,345	84,385
Receivable for policy-related transactions	—	62,341	—	—	—	—

Total assets	13,717,529	139,876,272	26,655,681	711,896,364	4,945,736,590	145,921,954

Liabilities:
Payable for shares of the Portfolios purchased	—	62,028	—	—	—	—
Payable for policy-related transactions	2,243	—	1,106	90,560	1,959,345	84,384

Total liabilities	2,243	62,028	1,106	90,560	1,959,345	84,384

Net Assets	$13,715,286	$139,814,244	$26,654,575	$711,805,804	$4,943,777,245	$145,837,570

Net Assets:
Accumulation unit values	$13,714,744	$139,814,073	$26,639,686	$711,805,402	$4,943,765,651	$145,835,799
Retained by Equitable Financial in Separate Account No. 70	542	171	14,889	402	11,594	1,771

Total Net Assets	$13,715,286	$139,814,244	$26,654,575	$711,805,804	$4,943,777,245	$145,837,570

Investments in shares of the Portfolios, at cost	$11,517,793	$131,029,898	$21,723,085	$662,634,242	$4,050,844,128	$143,981,975

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$11,494,356	$54,590,040	$87,107,233	$2,265,780	$47,369,886	$101,482,953
Receivable for shares of the Portfolios sold	1,144	—	26,727	89	29,467	—
Receivable for policy-related transactions	—	1,688	—	—	—	12,167

Total assets	11,495,500	54,591,728	87,133,960	2,265,869	47,399,353	101,495,120

Liabilities:
Payable for shares of the Portfolios purchased	—	1,675	—	—	—	12,167
Payable for policy-related transactions	1,144	—	26,726	89	29,467	—

Total liabilities	1,144	1,675	26,726	89	29,467	12,167

Net Assets	$11,494,356	$54,590,053	$87,107,234	$2,265,780	$47,369,886	$101,482,953

Net Assets:
Accumulation unit values	$11,491,592	$54,590,032	$87,103,626	$2,265,391	$47,368,594	$101,481,979
Retained by Equitable Financial in Separate Account No. 70	2,764	21	3,608	389	1,292	974

Total Net Assets	$11,494,356	$54,590,053	$87,107,234	$2,265,780	$47,369,886	$101,482,953

Investments in shares of the Portfolios, at cost	$9,996,493	$50,258,191	$75,257,138	$2,104,649	$45,568,968	$66,936,210

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$55,838,452	$46,517,165	$344,796,208	$61,499,057	$100,925,966	$239,727,217
Receivable for shares of the Portfolios sold	14,884	43,290	18,054	—	37,073	—
Receivable for policy-related transactions	—	—	—	69,521	—	100,570

Total assets	55,853,336	46,560,455	344,814,262	61,568,578	100,963,039	239,827,787

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	69,333	—	100,353
Payable for policy-related transactions	14,884	43,228	17,959	—	37,072	—

Total liabilities	14,884	43,228	17,959	69,333	37,072	100,353

Net Assets	$55,838,452	$46,517,227	$344,796,303	$61,499,245	$100,925,967	$239,727,434

Net Assets:
Accumulation unit values	$55,837,470	$46,516,940	$344,796,048	$61,499,168	$100,923,967	$239,727,356
Retained by Equitable Financial in Separate Account No. 70	982	287	255	77	2,000	78

Total Net Assets	$55,838,452	$46,517,227	$344,796,303	$61,499,245	$100,925,967	$239,727,434

Investments in shares of the Portfolios, at cost	$59,869,631	$35,803,862	$306,113,736	$58,002,757	$84,676,906	$215,238,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$30,867,926	$9,173,812	$132,342,352	$26,191,988	$57,986,012	$25,132,413
Receivable for shares of the Portfolios sold	—	894	—	—	16,654	9,323
Receivable for policy-related transactions	65,601	—	45,261	475	—	—

Total assets	30,933,527	9,174,706	132,387,613	26,192,463	58,002,666	25,141,736

Liabilities:
Payable for shares of the Portfolios purchased	65,601	—	45,193	476	—	—
Payable for policy-related transactions	—	894	—	—	16,654	9,322

Total liabilities	65,601	894	45,193	476	16,654	9,322

Net Assets	$30,867,926	$9,173,812	$132,342,420	$26,191,987	$57,986,012	$25,132,414

Net Assets:
Accumulation unit values	$30,867,421	$9,172,846	$132,341,726	$26,189,292	$57,953,279	$25,132,117
Retained by Equitable Financial in Separate Account No. 70	505	966	694	2,695	32,733	297

Total Net Assets	$30,867,926	$9,173,812	$132,342,420	$26,191,987	$57,986,012	$25,132,414

Investments in shares of the Portfolios, at cost	$26,346,125	$8,344,785	$95,866,447	$21,952,323	$55,505,842	$23,685,961

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LEGG MASON GROWTH ALLOCATION*	EQ/LEGG MASON MODERATE ALLOCATION*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$74,726,106	$46,785,919	$219,149,332	$112,188,451	$77,124,173	$260,549,101
Receivable for shares of the Portfolios sold	7,476	—	—	3,275	—	107,556
Receivable for policy-related transactions	—	42,993	33,167	—	4,067	—

Total assets	74,733,582	46,828,912	219,182,499	112,191,726	77,128,240	260,656,657

Liabilities:
Payable for shares of the Portfolios purchased	—	42,896	32,801	—	4,058	—
Payable for policy-related transactions	7,476	—	—	3,275	—	107,557

Total liabilities	7,476	42,896	32,801	3,275	4,058	107,557

Net Assets	$74,726,106	$46,786,016	$219,149,698	$112,188,451	$77,124,182	$260,549,100

Net Assets:
Accumulation unit values	$74,714,174	$46,786,006	$219,149,639	$112,161,677	$77,124,122	$260,533,055
Retained by Equitable Financial in Separate Account No. 70	11,932	10	59	26,774	60	16,045

Total Net Assets	$74,726,106	$46,786,016	$219,149,698	$112,188,451	$77,124,182	$260,549,100

Investments in shares of the Portfolios, at cost	$68,824,223	$43,770,245	$209,720,730	$87,501,342	$69,157,530	$187,885,701

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$87,356,665	$216,344,277	$55,472,779	$111,469,084	$16,653,104	$197,341,259
Receivable for shares of the Portfolios sold	56,438	146,270	1,119	—	16,928	84,535
Receivable for policy-related transactions	—	—	—	12,985	—	—

Total assets	87,413,103	216,490,547	55,473,898	111,482,069	16,670,032	197,425,794

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	12,985	—	—
Payable for policy-related transactions	56,437	146,270	1,119	—	16,928	158,807

Total liabilities	56,437	146,270	1,119	12,985	16,928	158,807

Net Assets	$87,356,666	$216,344,277	$55,472,779	$111,469,084	$16,653,104	$197,266,987

Net Assets:
Accumulation unit values	$87,354,727	$216,330,871	$55,471,201	$111,409,294	$16,652,535	$197,253,149
Retained by Equitable Financial in Separate Account No. 70	1,939	13,406	1,578	59,790	569	13,838

Total Net Assets	$87,356,666	$216,344,277	$55,472,779	$111,469,084	$16,653,104	$197,266,987

Investments in shares of the Portfolios, at cost	$66,214,727	$146,723,871	$48,347,114	$102,967,023	$15,867,705	$190,865,462

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$6,360,839,279	$79,795,682	$215,540,588	$15,854,384	$35,616,741	$49,337,811
Receivable for shares of the Portfolios sold	1,282,192	—	—	71,915	—	136,197
Receivable for policy-related transactions	—	10,212	366,136	—	20,352	—

Total assets	6,362,121,471	79,805,894	215,906,724	15,926,299	35,637,093	49,474,008

Liabilities:
Payable for shares of the Portfolios purchased	—	10,212	300,136	—	20,072	—
Payable for policy-related transactions	1,342,191	—	—	71,915	—	136,196

Total liabilities	1,342,191	10,212	300,136	71,915	20,072	136,196

Net Assets	$6,360,779,280	$79,795,682	$215,606,588	$15,854,384	$35,617,021	$49,337,812

Net Assets:
Accumulation unit values	$6,360,764,229	$79,780,417	$215,606,535	$15,850,945	$35,616,962	$49,290,855
Retained by Equitable Financial in Separate Account No. 70	15,051	15,265	53	3,439	59	46,957

Total Net Assets	$6,360,779,280	$79,795,682	$215,606,588	$15,854,384	$35,617,021	$49,337,812

Investments in shares of the Portfolios, at cost	$5,279,031,672	$76,898,948	$215,542,627	$12,032,582	$33,121,203	$45,857,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Assets:
Investments in shares of the Portfolios, at fair value	$219,839,853	$50,858,663	$27,625,077	$79,152,198	$378,175,175	$205,811,813
Receivable for shares of the Portfolios sold	46,763	—	662	38,170	—	—
Receivable for policy-related transactions	—	10,282	—	—	80,861	80,193

Total assets	219,886,616	50,868,945	27,625,739	79,190,368	378,256,036	205,892,006

Liabilities:
Payable for shares of the Portfolios purchased	—	10,282	—	—	80,861	80,194
Payable for policy-related transactions	46,763	—	663	90,626	—	—

Total liabilities	46,763	10,282	663	90,626	80,861	80,194

Net Assets	$219,839,853	$50,858,663	$27,625,076	$79,099,742	$378,175,175	$205,811,812

Net Assets:
Accumulation unit values	$219,830,807	$50,844,475	$27,624,596	$79,083,436	$378,172,946	$205,809,500
Retained by Equitable Financial in Separate Account No. 70	9,046	14,188	480	16,306	2,229	2,312

Total Net Assets	$219,839,853	$50,858,663	$27,625,076	$79,099,742	$378,175,175	$205,811,812

Investments in shares of the Portfolios, at cost	$211,858,978	$50,986,398	$27,478,669	$69,736,397	$250,944,517	$147,435,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/WELLINGTON ENERGY*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,015,855,582	$13,520,007	$28,546,138	$31,705,029	$666,983	$716,007
Receivable for shares of the Portfolios sold	—	7,262	—	—	26	30
Receivable for policy-related transactions	1,326,130	—	615	17,628	—	—

Total assets	1,017,181,712	13,527,269	28,546,753	31,722,657	667,009	716,037

Liabilities:
Payable for shares of the Portfolios purchased	1,326,130	—	615	17,628	—	—
Payable for policy-related transactions	—	7,164	—	—	26	30

Total liabilities	1,326,130	7,164	615	17,628	26	30

Net Assets	$1,015,855,582	$13,520,105	$28,546,138	$31,705,029	$666,983	$716,007

Net Assets:
Accumulation unit values	$1,015,821,504	$13,520,082	$28,545,965	$31,701,880	$666,546	$715,613
Retained by Equitable Financial in Separate Account No. 70	34,078	23	173	3,149	437	394

Total Net Assets	$1,015,855,582	$13,520,105	$28,546,138	$31,705,029	$666,983	$716,007

Investments in shares of the Portfolios, at cost	$1,023,968,339	$23,420,978	$27,567,005	$25,714,987	$550,490	$646,713

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,427,091	$1,700,501	$1,206,949	$98,176,357	$163,619,862	$6,298,569
Receivable for shares of the Portfolios sold	58	65	51	—	—	222
Receivable for policy-related transactions	—	—	—	9,649	17,964	—

Total assets	1,427,149	1,700,566	1,207,000	98,186,006	163,637,826	6,298,791

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	9,649	17,918	—
Payable for policy-related transactions	58	65	51	—	—	183

Total liabilities	58	65	51	9,649	17,918	183

Net Assets	$1,427,091	$1,700,501	$1,206,949	$98,176,357	$163,619,908	$6,298,608

Net Assets:
Accumulation unit values	$1,426,724	$1,700,154	$1,206,525	$98,150,494	$163,619,434	$6,298,594
Retained by Equitable Financial in Separate Account No. 70	367	347	424	25,863	474	14

Total Net Assets	$1,427,091	$1,700,501	$1,206,949	$98,176,357	$163,619,908	$6,298,608

Investments in shares of the Portfolios, at cost	$1,237,499	$1,356,144	$1,032,823	$83,209,702	$158,296,915	$6,017,846

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$65,643,445	$22,761,859	$94,396,503	$10,729,836	$2,494,394	$292,446
Receivable for shares of the Portfolios sold	18,173	834	45,898	390	—	12
Receivable for policy-related transactions	—	—	—	—	7,493	—

Total assets	65,661,618	22,762,693	94,442,401	10,730,226	2,501,887	292,458

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	7,493	—
Payable for policy-related transactions	18,172	834	45,898	389	—	12

Total liabilities	18,172	834	45,898	389	7,493	12

Net Assets	$65,643,446	$22,761,859	$94,396,503	$10,729,837	$2,494,394	$292,446

Net Assets:
Accumulation unit values	$65,643,221	$22,761,284	$94,395,691	$10,727,944	$2,493,990	$292,370
Retained by Equitable Financial in Separate Account No. 70	225	575	812	1,893	404	76

Total Net Assets	$65,643,446	$22,761,859	$94,396,503	$10,729,837	$2,494,394	$292,446

Investments in shares of the Portfolios, at cost	$59,162,438	$25,258,488	$95,429,771	$11,967,230	$2,520,401	$276,805

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. AMERICAN FRANCHISE FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$22,231,693	$78,493,773	$793,632	$13,437,009	$60,575,151	$21,652,113
Receivable for shares of the Portfolios sold	228	53,687	26	9,057	—	273
Receivable for policy-related transactions	—	—	—	—	7,544	—

Total assets	22,231,921	78,547,460	793,658	13,446,066	60,582,695	21,652,386

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	7,544	—
Payable for policy-related transactions	228	53,587	26	9,056	—	212

Total liabilities	228	53,587	26	9,056	7,544	212

Net Assets	$22,231,693	$78,493,873	$793,632	$13,437,010	$60,575,151	$21,652,174

Net Assets:
Accumulation unit values	$22,231,546	$78,493,848	$718,591	$13,436,890	$60,574,058	$21,652,155
Retained by Equitable Financial in Separate Account No. 70	147	25	75,041	120	1,093	19

Total Net Assets	$22,231,693	$78,493,873	$793,632	$13,437,010	$60,575,151	$21,652,174

Investments in shares of the Portfolios, at cost	$19,619,865	$80,643,332	$628,685	$13,591,711	$60,362,764	$21,090,451

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ASSET STRATEGY	IVY VIP GLOBAL EQUITY INCOME
Assets:
Investments in shares of the Portfolios, at fair value	$9,126,209	$45,312,771	$12,108,053	$28,526,346	$33,336,470	$10,889,032
Receivable for shares of the Portfolios sold	—	—	—	—	9,074	430
Receivable for policy-related transactions	776	4,912	773	470	—	—

Total assets	9,126,985	45,317,683	12,108,826	28,526,816	33,345,544	10,889,462

Liabilities:
Payable for shares of the Portfolios purchased	776	4,913	772	470	—	—
Payable for policy-related transactions	—	—	—	—	9,074	431

Total liabilities	776	4,913	772	470	9,074	431

Net Assets	$9,126,209	$45,312,770	$12,108,054	$28,526,346	$33,336,470	$10,889,031

Net Assets:
Accumulation unit values	$9,109,441	$45,312,510	$12,106,005	$28,526,322	$33,334,750	$10,887,755
Retained by Equitable Financial in Separate Account No. 70	16,768	260	2,049	24	1,720	1,276

Total Net Assets	$9,126,209	$45,312,770	$12,108,054	$28,526,346	$33,336,470	$10,889,031

Investments in shares of the Portfolios, at cost	$7,472,048	$45,646,850	$13,663,410	$25,302,548	$29,660,757	$12,019,041

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	IVY VIP HIGH INCOME	IVY VIP NATURAL RESOURCES	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$115,411,826	$4,615,239	$39,979,540	$208,387,160	$43,952,707	$20,964,250
Receivable for shares of the Portfolios sold	22,081	34,492	760	—	—	—
Receivable for policy-related transactions	—	—	—	97,278	107,674	662

Total assets	115,433,907	4,649,731	39,980,300	208,484,438	44,060,381	20,964,912

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	97,071	107,371	654
Payable for policy-related transactions	22,082	34,492	110,760	—	—	—

Total liabilities	22,082	34,492	110,760	97,071	107,371	654

Net Assets	$115,411,825	$4,615,239	$39,869,540	$208,387,367	$43,953,010	$20,964,258

Net Assets:
Accumulation unit values	$115,401,867	$4,611,122	$39,850,990	$208,387,343	$43,952,971	$20,964,163
Retained by Equitable Financial in Separate Account No. 70	9,958	4,117	18,550	24	39	95

Total Net Assets	$115,411,825	$4,615,239	$39,869,540	$208,387,367	$43,953,010	$20,964,258

Investments in shares of the Portfolios, at cost	$117,477,060	$5,774,069	$31,690,623	$175,457,356	$41,158,796	$19,974,198

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$29,507,530	$28,212,563	$157,804,402	$6,779,686	$15,706,616	$22,037,728
Receivable for shares of the Portfolios sold	997	25,774	63,062	268	9,853	256

Total assets	29,508,527	28,238,337	157,867,464	6,779,954	15,716,469	22,037,984

Liabilities:
Payable for policy-related transactions	876	25,764	63,063	268	9,853	255

Total liabilities	876	25,764	63,063	268	9,853	255

Net Assets	$29,507,651	$28,212,573	$157,804,401	$6,779,686	$15,706,616	$22,037,729

Net Assets:
Accumulation unit values	$29,507,623	$28,212,496	$157,803,280	$6,777,820	$15,706,380	$22,036,399
Retained by Equitable Financial in Separate Account No. 70	28	77	1,121	1,866	236	1,330

Total Net Assets	$29,507,651	$28,212,573	$157,804,401	$6,779,686	$15,706,616	$22,037,729

Investments in shares of the Portfolios, at cost	$23,985,642	$26,368,058	$152,696,499	$5,494,003	$12,665,904	$17,545,184

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,551,988	$41,000,410	$22,916,608	$91,958,685	$106,604,392	$4,736,912
Receivable for shares of the Portfolios sold	142	—	19,755	11,873	147,186	—
Receivable for policy-related transactions	—	783	—	—	—	7,408

Total assets	4,552,130	41,001,193	22,936,363	91,970,558	106,751,578	4,744,320

Liabilities:
Payable for shares of the Portfolios purchased	—	626	—	—	—	7,408
Payable for policy-related transactions	142	—	89,755	11,873	147,164	—

Total liabilities	142	626	89,755	11,873	147,164	7,408

Net Assets	$4,551,988	$41,000,567	$22,846,608	$91,958,685	$106,604,414	$4,736,912

Net Assets:
Accumulation unit values	$4,551,955	$41,000,546	$22,835,575	$91,925,108	$106,604,013	$4,736,768
Retained by Equitable Financial in Separate Account No. 70	33	21	11,033	33,577	401	144

Total Net Assets	$4,551,988	$41,000,567	$22,846,608	$91,958,685	$106,604,414	$4,736,912

Investments in shares of the Portfolios, at cost	$3,884,676	$39,307,019	$17,624,351	$89,687,110	$86,472,392	$4,050,539

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,106,805	$14,630,734	$15,994,373	$5,650,328	$3,437,102	$22,038,787
Receivable for shares of the Portfolios sold	1,325	8,104	643	184	112	—
Receivable for policy-related transactions	—	—	—	—	—	8,574

Total assets	3,108,130	14,638,838	15,995,016	5,650,512	3,437,214	22,047,361

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	8,167
Payable for policy-related transactions	1,251	8,103	643	34	111	—

Total liabilities	1,251	8,103	643	34	111	8,167

Net Assets	$3,106,879	$14,630,735	$15,994,373	$5,650,478	$3,437,103	$22,039,194

Net Assets:
Accumulation unit values	$3,106,872	$14,610,102	$15,969,046	$5,650,436	$3,437,011	$22,039,148
Retained by Equitable Financial in Separate Account No. 70	7	20,633	25,327	42	92	46

Total Net Assets	$3,106,879	$14,630,735	$15,994,373	$5,650,478	$3,437,103	$22,039,194

Investments in shares of the Portfolios, at cost	$2,901,398	$15,705,687	$15,185,943	$5,382,766	$3,111,995	$21,361,589

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND
Assets:
Investments in shares of the Portfolios, at fair value	$40,083	$43,766,608	$27,663,691	$5,696,166	$2,040,502	$2,089,632
Receivable for shares of the Portfolios sold	2	68,195	6,630	182	67	—
Receivable for policy-related transactions	—	—	—	—	—	70

Total assets	40,085	43,834,803	27,670,321	5,696,348	2,040,569	2,089,702

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	2
Payable for policy-related transactions	2	68,194	6,615	123	37	—

Total liabilities	2	68,194	6,615	123	37	2

Net Assets	$40,083	$43,766,609	$27,663,706	$5,696,225	$2,040,532	$2,089,700

Net Assets:
Accumulation unit values	$39,427	$43,755,512	$27,663,610	$5,696,195	$2,040,532	$2,089,695
Retained by Equitable Financial in Separate Account No. 70	656	11,097	96	30	—	5

Total Net Assets	$40,083	$43,766,609	$27,663,706	$5,696,225	$2,040,532	$2,089,700

Investments in shares of the Portfolios, at cost	$57,123	$37,429,551	$28,206,322	$5,149,962	$2,186,877	$1,779,859

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	QS LEGG MASON DYNAMIC MULTI- STRATEGY VIT PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,010,304	$18,133,650	$14,057,393	$5,297,651	$103,114,947	$1,102,565
Receivable for shares of the Portfolios sold	139	—	—	5,236	62,188	41
Receivable for policy-related transactions	—	529	604	—	—	—

Total assets	4,010,443	18,134,179	14,057,997	5,302,887	103,177,135	1,102,606

Liabilities:
Payable for shares of the Portfolios purchased	—	327	604	—	—	—
Payable for policy-related transactions	118	—	—	5,236	62,188	41

Total liabilities	118	327	604	5,236	62,188	41

Net Assets	$4,010,325	$18,133,852	$14,057,393	$5,297,651	$103,114,947	$1,102,565

Net Assets:
Accumulation unit values	$4,010,325	$18,133,804	$14,000,561	$5,295,304	$103,108,696	$1,101,948
Retained by Equitable Financial in Separate Account No. 70	—	48	56,832	2,347	6,251	617

Total Net Assets	$4,010,325	$18,133,852	$14,057,393	$5,297,651	$103,114,947	$1,102,565

Investments in shares of the Portfolios, at cost	$4,083,743	$18,243,440	$11,431,936	$5,472,246	$121,407,768	$1,199,199

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,023,408	$16,735,441
Receivable for shares of the Portfolios sold	33	44,315
Receivable for policy-related transactions	—	—

Total assets	1,023,441	16,779,756

Liabilities:
Payable for shares of the Portfolios purchased	—	—
Payable for policy-related transactions	33	44,315

Total liabilities	33	44,315

Net Assets	$1,023,408	$16,735,441

Net Assets:
Accumulation unit values	$1,023,311	$16,716,298
Retained by Equitable Financial in Separate Account No. 70	97	19,143

Total Net Assets	$1,023,408	$16,735,441

Investments in shares of the Portfolios, at cost	$963,008	$15,645,862

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class **	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	817,042
1290 VT CONVERTIBLE SECURITIES	K	503,128

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,776,493
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	3,565,494

1290 VT ENERGY	IB	993,585
1290 VT ENERGY	K	114,134

1290 VT EQUITY INCOME	IA	3,922,887
1290 VT EQUITY INCOME	IB	1,539,265

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	745,885
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	542,762

1290 VT GAMCO SMALL COMPANY VALUE	IA	3,403,976
1290 VT GAMCO SMALL COMPANY VALUE	IB	1,001,846

1290 VT HIGH YIELD BOND	IB	2,215,482

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	275,078

1290 VT MICRO CAP	IB	173,990

1290 VT MODERATE GROWTH ALLOCATION	IB	3,780,189

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	97,810

1290 VT NATURAL RESOURCES	IB	991,802

1290 VT REAL ESTATE	IB	1,373,844

1290 VT SMALL CAP VALUE	IB	1,340,253

1290 VT SMARTBETA EQUITY	IB	1,159,129

1290 VT SOCIALLY RESPONSIBLE	IB	502,632

7TWELVETM BALANCED PORTFOLIO	CLASS 4	3,604,349

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	342,418

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	150,369

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	552,651

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	311,646

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	397,476

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	414,191

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1,065,092

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	119,657

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	4,373,240

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	4,091,712

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	566,641

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	830,019

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	680,684

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	593,103

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class **	Portfolio Shares Held

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	534,490

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,555,739

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	7,065,530

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	4,461,355

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	1,958,788

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	429,178

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	2,294,919

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	269,742

DELAWARE VIP® DIVERSIFIED INCOME SERIES	SERVICE CLASS	2,482,692

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	315,256

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	SERVICE CLASS	1,318,112

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	5,601,230

EQ/400 MANAGED VOLATILITY	IB	2,791,438
EQ/500 MANAGED VOLATILITY	IB	5,297,399

EQ/2000 MANAGED VOLATILITY	IB	2,878,470

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	25,581,729

EQ/AB DYNAMIC GROWTH	IB	66,561,839

EQ/AB DYNAMIC MODERATE GROWTH	IB	186,851,575

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	800,218

EQ/AB SMALL CAP GROWTH	IA	3,213,891
EQ/AB SMALL CAP GROWTH	IB	2,044,068

EQ/AGGRESSIVE ALLOCATION	A	1,493,003
EQ/AGGRESSIVE ALLOCATION	B	1,054,640

EQ/AGGRESSIVE GROWTH STRATEGY	IB	259,289,812

EQ/ALL ASSET GROWTH ALLOCATION	IA	1,677,393
EQ/ALL ASSET GROWTH ALLOCATION	IB	5,379,910

EQ/AMERICAN CENTURY MID CAP VALUE	IB	6,587,224

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	4,556,269

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	1,805,959

EQ/BALANCED STRATEGY	IB	180,106,955

EQ/BLACKROCK BASIC VALUE EQUITY	IA	4,995,564
EQ/BLACKROCK BASIC VALUE EQUITY	IB	1,226,050

EQ/CAPITAL GROUP RESEARCH	IA	388,602
EQ/CAPITAL GROUP RESEARCH	IB	360,631

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	5,830,307

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	716,024
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	376,932

EQ/COMMON STOCK INDEX	IA	1,587,705
EQ/COMMON STOCK INDEX	IB	699,209

EQ/CONSERVATIVE ALLOCATION	B	5,535,500

EQ/CONSERVATIVE GROWTH STRATEGY	IB	90,217,151

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class **	Portfolio Shares Held

EQ/CONSERVATIVE STRATEGY	IB	62,914,066

EQ/CORE BOND INDEX	IB	30,519,716

EQ/CORE PLUS BOND	B	358,496

EQ/EMERGING MARKETS EQUITY PLUS	IB	824,744

EQ/EQUITY 500 INDEX	IA	5,478,740
EQ/EQUITY 500 INDEX	IB	3,300,330

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,960,417

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	4,661,539

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IA	310,259

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	528,625

EQ/FRANKLIN RISING DIVIDENDS	IB	2,960,726

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	121,594
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	444,155

EQ/FRANKLIN STRATEGIC INCOME	IB	5,097,759

EQ/GLOBAL BOND PLUS	IA	371,315
EQ/GLOBAL BOND PLUS	IB	315,052

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	292,556
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	420,050

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	12,258,353

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,288,306

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	63,811,510

EQ/GROWTH STRATEGY	IB	237,266,119

EQ/INTERMEDIATE GOVERNMENT BOND	IB	13,760,254

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	437,759
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	544,178

EQ/INTERNATIONAL EQUITY INDEX	IA	2,922,928
EQ/INTERNATIONAL EQUITY INDEX	IB	2,560,259

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	6,093,276

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	165,993

EQ/INVESCO COMSTOCK	IA	2,369,768
EQ/INVESCO COMSTOCK	IB	362,616

EQ/INVESCO GLOBAL	IA	2,465,390
EQ/INVESCO GLOBAL	IB	1,240,913

EQ/INVESCO GLOBAL REAL ESTATE	IB	3,907,581

EQ/INVESCO INTERNATIONAL GROWTH	IB	1,021,285

EQ/INVESCO MODERATE ALLOCATION	IB	29,727,356

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	5,381,229

EQ/JANUS ENTERPRISE	IA	2,728,207
EQ/JANUS ENTERPRISE	IB	1,698,881

EQ/JPMORGAN GROWTH ALLOCATION	IB	20,728,477

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	538,409
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	988,687

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class **	Portfolio Shares Held

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	789,820

EQ/LARGE CAP GROWTH INDEX	IA	4,040,716
EQ/LARGE CAP GROWTH INDEX	IB	2,182,493

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	169,996
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	481,903

EQ/LARGE CAP VALUE INDEX	IA	4,009,956
EQ/LARGE CAP VALUE INDEX	IB	2,341,460

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	704,372
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	693,703

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,518,595

EQ/LEGG MASON GROWTH ALLOCATION	IB	4,138,327

EQ/LEGG MASON MODERATE ALLOCATION	IB	18,500,205

EQ/LOOMIS SAYLES GROWTH	IA	6,507,162
EQ/LOOMIS SAYLES GROWTH	IB	3,583,947

EQ/MFS INTERNATIONAL GROWTH	IA	5,285,606
EQ/MFS INTERNATIONAL GROWTH	IB	3,634,548

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	7,161,569

EQ/MFS MID CAP FOCUSED GROWTH	IB	5,091,709

EQ/MFS TECHNOLOGY	IB	6,729,731

EQ/MFS UTILITIES SERIES	IB	1,568,014

EQ/MID CAP INDEX	IA	4,431,334
EQ/MID CAP INDEX	IB	2,780,954

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	358,151
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	655,242

EQ/MODERATE ALLOCATION	A	7,024,389
EQ/MODERATE ALLOCATION	B	6,585,526

EQ/MODERATE GROWTH STRATEGY	IB	337,233,885

EQ/MODERATE-PLUS ALLOCATION	A	2,401,674
EQ/MODERATE-PLUS ALLOCATION	B	4,527,952

EQ/MONEY MARKET	IA	99,400,970
EQ/MONEY MARKET	IB	116,086,875

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	917,667

EQ/PIMCO GLOBAL REAL RETURN	IB	3,302,595

EQ/PIMCO REAL RETURN	IB	3,753,889

EQ/PIMCO TOTAL RETURN	IB	19,397,752

EQ/PIMCO ULTRA SHORT BOND	IA	3,072,925
EQ/PIMCO ULTRA SHORT BOND	IB	2,071,020

EQ/QUALITY BOND PLUS	IB	3,129,435

EQ/SMALL COMPANY INDEX	IA	3,925,724
EQ/SMALL COMPANY INDEX	IB	2,364,137

EQ/T. ROWE PRICE GROWTH STOCK	IA	3,388,555
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,836,532

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	3,143,525

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class **	Portfolio Shares Held

EQ/ULTRA CONSERVATIVE STRATEGY	IB	100,944,646

EQ/WELLINGTON ENERGY	IB	5,775,899

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	4,474,316

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,340,593

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	30,808

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	50,998

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	95,650

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	101,887

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	72,143

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,632,780

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	14,008,550

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	550,574

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	4,355,902

FRANKLIN ALLOCATION VIP FUND	CLASS 2	4,191,871

FRANKLIN INCOME VIP FUND	CLASS 2	6,276,363

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	646,765

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	152,937

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	11,419

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	435,233

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	4,511,136

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	9,413

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,305,832

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,373,634

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,215,046

INVESCO V.I. HEALTH CARE FUND	SERIES II	287,893

INVESCO V.I. HIGH YIELD FUND	SERIES II	8,713,994

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	1,182,427

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,486,521

IVY VIP ASSET STRATEGY	CLASS II	3,192,415

IVY VIP GLOBAL EQUITY INCOME	CLASS II	1,808,990

IVY VIP HIGH INCOME	CLASS II	33,992,644

IVY VIP NATURAL RESOURCES	CLASS II	1,398,388

IVY VIP SMALL CAP GROWTH	CLASS II	3,309,565

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	4,520,329

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	3,143,970

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	1,145,587

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	1,495,567

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	2,498,898

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	12,634,460

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class **	Portfolio Shares Held

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	412,390

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	436,416

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	893,301

MFS® RESEARCH SERIES	SERVICE CLASS	140,754

MFS® VALUE SERIES	SERVICE CLASS	2,054,129

MULTIMANAGER AGGRESSIVE EQUITY	IB	277,954

MULTIMANAGER CORE BOND	IB	8,992,279

MULTIMANAGER TECHNOLOGY	IB	2,779,999

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	322,239

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	301,339

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,386,743

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	1,190,057

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	463,522

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	259,993

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	2,001,706

PROFUND VP BEAR	COMMON SHARES	2,046

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	532,894

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	4,844,779

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	308,401

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	219,645

PUTNAM VT RESEARCH FUND	CLASS IB	68,155

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	CLASS II	326,572

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	694,776

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,207,680

TEMPLETON FOREIGN VIP FUND	CLASS 2	398,919

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	7,461,284

TEMPLETON GROWTH VIP FUND	CLASS 2	98,708

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	115,901

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	776,587

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.30%	IB	$21.44	1
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$17.90	119
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$20.09	44
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$20.02	67

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$12.54	241
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$12.50	194
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.30%	IB	$14.63	969
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.55%	IB	$14.00	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.65%	IB	$14.22	140
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.70%	IB	$14.17	85

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$11.80	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$11.29	1,381
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$10.92	137
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$11.20	1,045
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$11.12	633
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$10.90	45
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$10.87	38

1290 VT ENERGY	0.30%	IB	$4.89	—
1290 VT ENERGY	1.10%	IB	$5.19	364
1290 VT ENERGY	1.20%	IB	$4.58	81
1290 VT ENERGY	1.25%	IB	$4.56	239

1290 VT EQUITY INCOME	1.30%	IA	$23.12	492
1290 VT EQUITY INCOME	1.55%	IA	$22.47	31
1290 VT EQUITY INCOME	1.65%	IA	$22.22	110
1290 VT EQUITY INCOME	1.70%	IA	$22.10	82
1290 VT EQUITY INCOME	1.10%	IB	$12.56	93
1290 VT EQUITY INCOME	1.20%	IB	$14.11	27
1290 VT EQUITY INCOME	1.25%	IB	$14.05	87
1290 VT EQUITY INCOME	1.30%	IB	$4.73	320
1290 VT EQUITY INCOME	1.55%	IB	$10.98	66
1290 VT EQUITY INCOME	1.65%	IB	$10.74	125
1290 VT EQUITY INCOME	1.70%	IB	$10.62	9

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$13.99	398
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IA	$13.60	28
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$13.44	101
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IA	$13.37	118
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$10.86	350
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$11.29	58
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$11.24	177

1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IA	$25.09	—
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$30.67	5,136
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IA	$29.82	334
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$29.48	972
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IA	$29.32	688
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$16.35	8
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$14.10	2,948
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$15.32	568
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$15.27	878

1290 VT HIGH YIELD BOND	1.10%	IB	$12.28	483
1290 VT HIGH YIELD BOND	1.20%	IB	$12.78	56
1290 VT HIGH YIELD BOND	1.25%	IB	$12.73	244
1290 VT HIGH YIELD BOND	1.30%	IB	$13.26	698
1290 VT HIGH YIELD BOND	1.55%	IB	$12.52	12

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT HIGH YIELD BOND	1.65%	IB	$12.90	129
1290 VT HIGH YIELD BOND	1.70%	IB	$12.85	60

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.10%	IB	$13.05	100
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.20%	IB	$14.51	30
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$14.46	88
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.30%	IB	$11.26	31
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.65%	IB	$11.18	—

1290 VT MICRO CAP	1.10%	IB	$16.65	68
1290 VT MICRO CAP	1.25%	IB	$16.60	25
1290 VT MICRO CAP	1.30%	IB	$16.58	50
1290 VT MICRO CAP	1.65%	IB	$16.45	2

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$11.81	3,684
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$11.73	78

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$10.77	88
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$10.73	7

1290 VT NATURAL RESOURCES	1.10%	IB	$7.86	287
1290 VT NATURAL RESOURCES	1.20%	IB	$6.98	29
1290 VT NATURAL RESOURCES	1.25%	IB	$6.96	128
1290 VT NATURAL RESOURCES	1.30%	IB	$7.13	302
1290 VT NATURAL RESOURCES	1.55%	IB	$7.17	1
1290 VT NATURAL RESOURCES	1.65%	IB	$6.94	80
1290 VT NATURAL RESOURCES	1.70%	IB	$6.91	16
1290 VT REAL ESTATE	1.10%	IB	$10.71	266
1290 VT REAL ESTATE	1.20%	IB	$12.00	40
1290 VT REAL ESTATE	1.25%	IB	$11.96	163
1290 VT REAL ESTATE	1.30%	IB	$12.20	525
1290 VT REAL ESTATE	1.55%	IB	$10.85	12
1290 VT REAL ESTATE	1.65%	IB	$11.86	149
1290 VT REAL ESTATE	1.70%	IB	$11.82	60

1290 VT SMALL CAP VALUE	0.30%	IB	$10.04	6
1290 VT SMALL CAP VALUE	1.10%	IB	$9.86	257
1290 VT SMALL CAP VALUE	1.20%	IB	$12.89	15
1290 VT SMALL CAP VALUE	1.25%	IB	$9.82	88
1290 VT SMALL CAP VALUE	1.30%	IB	$9.81	334
1290 VT SMALL CAP VALUE	1.30%	IB	$12.88	269
1290 VT SMALL CAP VALUE	1.55%	IB	$12.86	99
1290 VT SMALL CAP VALUE	1.65%	IB	$9.74	29
1290 VT SMALL CAP VALUE	1.65%	IB	$12.85	92
1290 VT SMALL CAP VALUE	1.70%	IB	$12.85	54

1290 VT SMARTBETA EQUITY	0.30%	IB	$18.58	4
1290 VT SMARTBETA EQUITY	1.10%	IB	$15.57	265
1290 VT SMARTBETA EQUITY	1.20%	IB	$17.41	38
1290 VT SMARTBETA EQUITY	1.25%	IB	$17.35	105
1290 VT SMARTBETA EQUITY	1.30%	IB	$13.06	65
1290 VT SMARTBETA EQUITY	1.30%	IB	$11.87	418
1290 VT SMARTBETA EQUITY	1.55%	IB	$11.85	186
1290 VT SMARTBETA EQUITY	1.65%	IB	$12.96	2
1290 VT SMARTBETA EQUITY	1.65%	IB	$11.85	295
1290 VT SMARTBETA EQUITY	1.70%	IB	$11.84	12

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$18.04	249
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$21.72	31
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$21.64	68
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$31.94	28
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$22.99	12
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$30.09	8
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$22.25	1

7TWELVETM BALANCED PORTFOLIO	1.10%	CLASS 4	$11.26	283
7TWELVETM BALANCED PORTFOLIO	1.20%	CLASS 4	$11.25	348
7TWELVETM BALANCED PORTFOLIO	1.25%	CLASS 4	$11.20	257
7TWELVETM BALANCED PORTFOLIO	1.30%	CLASS 4	$12.51	2,219
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$11.19	11
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$12.24	38
7TWELVETM BALANCED PORTFOLIO	1.65%	CLASS 4	$12.13	367
7TWELVETM BALANCED PORTFOLIO	1.70%	CLASS 4	$12.08	245

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.30%	CLASS B	$19.53	117
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.55%	CLASS B	$18.99	14
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.65%	CLASS B	$18.78	43
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.70%	CLASS B	$18.67	12

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.10%	CLASS B	$19.52	211
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.20%	CLASS B	$20.33	9
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.25%	CLASS B	$20.27	89

AB VPS GROWTH AND INCOME PORTFOLIO	1.10%	CLASS B	$14.70	772
AB VPS GROWTH AND INCOME PORTFOLIO	1.20%	CLASS B	$15.19	67
AB VPS GROWTH AND INCOME PORTFOLIO	1.25%	CLASS B	$15.14	221

AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.30%	CLASS B	$17.74	343
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.55%	CLASS B	$17.25	21
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.65%	CLASS B	$17.06	90
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.70%	CLASS B	$16.96	27

AB VPS SMALL/MID CAP VALUE PORTFOLIO	0.30%	CLASS B	$13.77	4
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.10%	CLASS B	$12.65	359
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.20%	CLASS B	$13.01	17
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.25%	CLASS B	$12.97	156

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$15.94	268
ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$15.81	113

AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.30%	CLASS II	$12.05	8
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.10%	CLASS II	$11.32	605
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.20%	CLASS II	$11.29	94
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$11.25	339

AMERICAN CENTURY VP LARGE COMPANY VALUE	1.30%	CLASS II	$24.67	43
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.55%	CLASS II	$23.99	7
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.65%	CLASS II	$23.72	31
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.70%	CLASS II	$23.58	2

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.10%	CLASS 4	$15.02	3,901
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.20%	CLASS 4	$16.40	478

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.25%	CLASS 4	$16.34	2,910
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.65%	CLASS 4	$12.18	—
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.30%	CLASS 4	$11.69	2,916
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.55%	CLASS 4	$11.36	71
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.65%	CLASS 4	$11.36	574
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.70%	CLASS 4	$11.32	568

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	0.30%	CLASS 4	$23.48	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.10%	CLASS 4	$19.07	727
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.20%	CLASS 4	$22.00	81
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.25%	CLASS 4	$21.92	330

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.30%	CLASS 4	$19.95	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.10%	CLASS 4	$16.83	217
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.20%	CLASS 4	$18.70	47
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.25%	CLASS 4	$18.63	106
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.30%	CLASS 4	$21.04	687
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.55%	CLASS 4	$19.72	20
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.65%	CLASS 4	$20.46	142
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.70%	CLASS 4	$20.38	98

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	0.30%	CLASS 4	$21.76	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.10%	CLASS 4	$17.26	1,492
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.20%	CLASS 4	$20.39	104
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.25%	CLASS 4	$20.31	434

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.10%	CLASS 4	$12.05	529
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.20%	CLASS 4	$12.27	99
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.25%	CLASS 4	$12.23	293

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.30%	CLASS P-2	$15.53	321
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.55%	CLASS P-2	$14.46	27

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.65%	CLASS P-2	$15.11	72
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.70%	CLASS P-2	$15.05	47

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$16.25	14
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$15.72	1,107
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$15.22	181
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$15.17	461
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$16.20	2,256
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$15.55	73
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$15.75	486
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$15.69	422

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$15.66	14
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$13.69	1,119
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$14.68	353
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$14.62	1,108
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$18.27	2,953
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$17.76	86
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$17.56	738
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$17.46	557

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$50.87	1,411
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$49.45	84
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$48.90	267
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$48.62	106

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.10%	CLASS II	$13.76	586
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.20%	CLASS II	$15.25	187
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.25%	CLASS II	$15.20	301
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.30%	CLASS II	$15.15	2,323
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.65%	CLASS II	$14.80	207
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.70%	CLASS II	$14.75	273

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$17.59	1,164
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$17.23	65
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$17.18	24

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.10%	CLASS II	$16.41	852
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.20%	CLASS II	$17.26	107

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.25%	CLASS II	$17.20	476
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.30%	CLASS II	$17.15	1,326
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.65%	CLASS II	$16.75	78
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.70%	CLASS II	$16.70	171

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$15.10	382
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$14.79	58
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$14.74	16

DELAWARE VIP® DIVERSIFIED INCOME SERIES	0.30%	SERVICE CLASS	$13.03	54
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.10%	SERVICE CLASS	$11.74	1,284
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.20%	SERVICE CLASS	$12.21	300
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.25%	SERVICE CLASS	$12.16	741

DELAWARE VIP® EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$15.18	452
DELAWARE VIP® EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$14.37	45
DELAWARE VIP® EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$14.32	121

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	0.30%	SERVICE CLASS	$11.32	6
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.10%	SERVICE CLASS	$10.56	663
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.20%	SERVICE CLASS	$10.60	61
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.25%	SERVICE CLASS	$10.57	516

EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$12.09	7
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$11.17	1,959
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$11.33	292
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$11.29	1,125
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$11.20	932
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$10.97	90
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$10.93	108

EQ/400 MANAGED VOLATILITY	1.30%	IB	$19.61	355
EQ/400 MANAGED VOLATILITY	1.30%	IB	$28.31	1,002
EQ/400 MANAGED VOLATILITY	1.55%	IB	$27.52	466
EQ/400 MANAGED VOLATILITY	1.65%	IB	$19.07	148
EQ/400 MANAGED VOLATILITY	1.65%	IB	$27.21	448
EQ/400 MANAGED VOLATILITY	1.70%	IB	$18.99	28
EQ/400 MANAGED VOLATILITY	1.70%	IB	$27.06	16

EQ/500 MANAGED VOLATILITY	1.30%	IB	$23.92	628
EQ/500 MANAGED VOLATILITY	1.30%	IB	$31.14	2,147
EQ/500 MANAGED VOLATILITY	1.55%	IB	$30.27	997
EQ/500 MANAGED VOLATILITY	1.65%	IB	$23.26	195
EQ/500 MANAGED VOLATILITY	1.65%	IB	$29.93	1,109
EQ/500 MANAGED VOLATILITY	1.70%	IB	$23.17	81
EQ/500 MANAGED VOLATILITY	1.70%	IB	$29.76	48

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$20.20	270
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$28.87	1,072
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$28.07	516
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$19.64	87
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$27.76	487
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$19.56	25
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$27.60	22

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$11.16	24,538
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$11.04	831

EQ/AB DYNAMIC GROWTH	1.30%	IB	$12.01	60,163
EQ/AB DYNAMIC GROWTH	1.65%	IB	$11.77	4,805
EQ/AB DYNAMIC GROWTH	1.70%	IB	$11.73	2,118

EQ/AB DYNAMIC MODERATE GROWTH	0.30%	IB	$13.86	4
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$12.01	714
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$12.99	191
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$12.94	507
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$14.04	4,045
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$14.71	115,233
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$14.34	5,725
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$13.65	676
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$14.20	20,579
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$13.59	394
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$14.13	12,569

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$10.17	6
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$9.82	439
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.53	83
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.50	288

EQ/AB SMALL CAP GROWTH	1.30%	IA	$43.91	1,151
EQ/AB SMALL CAP GROWTH	1.55%	IA	$42.69	66
EQ/AB SMALL CAP GROWTH	1.65%	IA	$42.21	206
EQ/AB SMALL CAP GROWTH	1.70%	IA	$41.97	196
EQ/AB SMALL CAP GROWTH	0.30%	IB	$22.57	26
EQ/AB SMALL CAP GROWTH	1.10%	IB	$19.20	1,023
EQ/AB SMALL CAP GROWTH	1.20%	IB	$21.15	105
EQ/AB SMALL CAP GROWTH	1.25%	IB	$21.07	284
EQ/AB SMALL CAP GROWTH	1.30%	IB	$49.05	108
EQ/AB SMALL CAP GROWTH	1.55%	IB	$59.01	34
EQ/AB SMALL CAP GROWTH	1.65%	IB	$46.28	79
EQ/AB SMALL CAP GROWTH	1.70%	IB	$56.92	9

EQ/AGGRESSIVE ALLOCATION	1.30%	A	$23.50	547
EQ/AGGRESSIVE ALLOCATION	1.55%	A	$22.85	104
EQ/AGGRESSIVE ALLOCATION	1.65%	A	$22.59	119
EQ/AGGRESSIVE ALLOCATION	1.70%	A	$22.47	3
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$15.03	546
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$16.55	29
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$16.49	245

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$20.16	186,057
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$12.09	240
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$19.72	1,913
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$12.07	62
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$19.54	21,045
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$12.06	153
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$19.46	18,869
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$12.06	11

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$19.39	1,475
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	IA	$18.85	19

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$18.64	282
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	IA	$18.54	173
EQ/ALL ASSET GROWTH ALLOCATION	0.30%	IB	$13.40	45
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$13.01	4,692
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$12.96	1,642
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$12.94	2,894

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$17.85	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$26.44	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$14.09	2,144
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$16.72	313
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$16.66	584
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$28.79	2,703
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$11.98	256
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$27.99	78
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$11.96	44
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$27.68	477
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$11.95	123
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$27.52	299
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$11.95	28

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$11.66	4,517
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$11.59	52

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.30%	IB	$11.58	1,729
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.65%	IB	$11.50	82

EQ/BALANCED STRATEGY	0.65%	IB	$16.85	—
EQ/BALANCED STRATEGY	1.30%	IB	$17.24	124,492
EQ/BALANCED STRATEGY	1.30%	IB	$19.26	13,442
EQ/BALANCED STRATEGY	1.55%	IB	$16.76	5,342
EQ/BALANCED STRATEGY	1.55%	IB	$18.70	1,313
EQ/BALANCED STRATEGY	1.65%	IB	$16.57	19,381
EQ/BALANCED STRATEGY	1.65%	IB	$18.48	3,180
EQ/BALANCED STRATEGY	1.70%	IB	$16.48	10,090
EQ/BALANCED STRATEGY	1.70%	IB	$18.37	479

EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IA	$23.54	3,351
EQ/BLACKROCK BASIC VALUE EQUITY	1.55%	IA	$22.88	167
EQ/BLACKROCK BASIC VALUE EQUITY	1.65%	IA	$22.63	646
EQ/BLACKROCK BASIC VALUE EQUITY	1.70%	IA	$22.50	544
EQ/BLACKROCK BASIC VALUE EQUITY	0.30%	IB	$15.69	11
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$12.54	1,369
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$14.70	262
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$14.65	395

EQ/CAPITAL GROUP RESEARCH	1.30%	IA	$40.33	169
EQ/CAPITAL GROUP RESEARCH	1.55%	IA	$39.21	20
EQ/CAPITAL GROUP RESEARCH	1.65%	IA	$38.77	57
EQ/CAPITAL GROUP RESEARCH	1.70%	IA	$38.55	52
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$40.52	121

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$37.10	42
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$38.19	96
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$35.90	25

EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$15.88	395
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$15.82	83
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$15.80	160
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$29.60	1,559
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$48.24	107
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$28.87	178
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$33.81	53
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$15.68	18
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$28.58	431
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$45.48	64
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$28.44	251
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$32.70	5

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IA	$16.19	202
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IA	$16.13	47
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$16.12	99
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$31.82	17
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IA	$30.94	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$15.99	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$30.59	10
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IA	$30.42	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$25.07	65
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$24.18	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$23.83	51
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$23.66	22

EQ/COMMON STOCK INDEX	1.30%	IA	$35.49	1,475
EQ/COMMON STOCK INDEX	1.55%	IA	$34.50	40
EQ/COMMON STOCK INDEX	1.65%	IA	$34.11	241
EQ/COMMON STOCK INDEX	1.70%	IA	$33.92	110
EQ/COMMON STOCK INDEX	1.10%	IB	$17.98	1,064
EQ/COMMON STOCK INDEX	1.20%	IB	$21.21	91
EQ/COMMON STOCK INDEX	1.25%	IB	$21.14	362

EQ/CONSERVATIVE ALLOCATION	1.10%	B	$10.55	1,761
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$10.54	331
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$10.54	2,996

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$15.42	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$15.69	67,623
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$17.38	4,500
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.25	3,140
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$16.88	558
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.08	8,941
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$16.68	1,208
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$14.99	3,927
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$16.58	220

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.90	47,187
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$13.76	2,468
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.54	2,243

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$13.36	310
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.40	7,145
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$13.20	360
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.33	3,661
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$13.13	121

EQ/CORE BOND INDEX	0.30%	IB	$11.61	45
EQ/CORE BOND INDEX	0.65%	IB	$11.62	4
EQ/CORE BOND INDEX	1.10%	IB	$10.83	2,496
EQ/CORE BOND INDEX	1.20%	IB	$10.87	242
EQ/CORE BOND INDEX	1.25%	IB	$10.84	2,295
EQ/CORE BOND INDEX	1.30%	IB	$11.55	10,319
EQ/CORE BOND INDEX	1.30%	IB	$11.70	2,008
EQ/CORE BOND INDEX	1.55%	IB	$11.23	3,896
EQ/CORE BOND INDEX	1.55%	IB	$14.67	433
EQ/CORE BOND INDEX	1.65%	IB	$11.04	1,460
EQ/CORE BOND INDEX	1.65%	IB	$11.10	3,910
EQ/CORE BOND INDEX	1.70%	IB	$11.04	979
EQ/CORE BOND INDEX	1.70%	IB	$14.16	128

EQ/CORE PLUS BOND	1.30%	B	$13.70	81
EQ/CORE PLUS BOND	1.55%	B	$33.18	6
EQ/CORE PLUS BOND	1.65%	B	$13.00	12
EQ/CORE PLUS BOND	1.70%	B	$31.51	1

EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$12.06	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$11.74	216
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$11.86	18
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$11.82	101
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$11.34	356
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$11.25	8
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$11.02	37
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$10.98	65

EQ/EQUITY 500 INDEX	1.30%	IA	$35.25	6,134
EQ/EQUITY 500 INDEX	1.55%	IA	$34.27	310
EQ/EQUITY 500 INDEX	1.65%	IA	$33.89	1,208
EQ/EQUITY 500 INDEX	1.70%	IA	$33.70	1,504
EQ/EQUITY 500 INDEX	0.30%	IB	$22.97	20
EQ/EQUITY 500 INDEX	1.10%	IB	$18.15	5,707
EQ/EQUITY 500 INDEX	1.20%	IB	$21.52	599
EQ/EQUITY 500 INDEX	1.25%	IB	$21.44	3,446

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$22.80	12
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.65%	IB	$32.06	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$18.00	944
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$21.37	291
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$21.29	506
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$34.51	3,275
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$33.55	133
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$33.17	773
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$32.99	408

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.30%	IB	$11.81	4,594
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.65%	IB	$11.73	81

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IA	$18.76	120
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IA	$18.24	8
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IA	$18.04	42
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IA	$17.93	13
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$16.53	252
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.94	48
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.71	49
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.59	5

EQ/FRANKLIN RISING DIVIDENDS	0.65%	IB	$22.76	—
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$17.87	1,033
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$19.88	186
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$19.81	608
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$22.92	2,463
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$21.23	46
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$22.28	436
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$22.20	350

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.65%	IA	$23.79	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IA	$27.02	44
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IA	$26.26	8
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IA	$25.97	22
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IA	$25.82	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$20.64	188
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$19.91	37
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$19.62	124
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$19.48	13

EQ/FRANKLIN STRATEGIC INCOME	0.65%	IB	$13.74	1
EQ/FRANKLIN STRATEGIC INCOME	1.30%	IB	$14.40	2,702
EQ/FRANKLIN STRATEGIC INCOME	1.55%	IB	$14.00	110
EQ/FRANKLIN STRATEGIC INCOME	1.65%	IB	$13.84	502
EQ/FRANKLIN STRATEGIC INCOME	1.70%	IB	$13.76	523

EQ/GLOBAL BOND PLUS	1.30%	IA	$11.15	219
EQ/GLOBAL BOND PLUS	1.55%	IA	$10.84	32
EQ/GLOBAL BOND PLUS	1.65%	IA	$10.72	58
EQ/GLOBAL BOND PLUS	1.70%	IA	$10.66	18
EQ/GLOBAL BOND PLUS	1.30%	IB	$12.79	101
EQ/GLOBAL BOND PLUS	1.55%	IB	$12.31	75
EQ/GLOBAL BOND PLUS	1.65%	IB	$12.12	66
EQ/GLOBAL BOND PLUS	1.70%	IB	$12.03	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$20.15	186
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$19.59	31
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$19.37	46
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$19.26	21
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$42.75	96
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$30.77	54
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$40.33	51
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$29.69	9

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$11.57	11,813
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$11.49	276

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$27.00	678

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$26.25	46
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$25.96	159
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$25.81	116

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$12.33	52,315
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$12.08	4,435
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$12.05	1,102

EQ/GROWTH STRATEGY	0.65%	IB	$20.03	4
EQ/GROWTH STRATEGY	1.30%	IB	$20.72	169,459
EQ/GROWTH STRATEGY	1.30%	IB	$23.98	19,427
EQ/GROWTH STRATEGY	1.55%	IB	$20.14	2,609
EQ/GROWTH STRATEGY	1.55%	IB	$23.28	1,542
EQ/GROWTH STRATEGY	1.65%	IB	$19.91	18,093
EQ/GROWTH STRATEGY	1.65%	IB	$23.01	5,542
EQ/GROWTH STRATEGY	1.70%	IB	$19.80	17,961
EQ/GROWTH STRATEGY	1.70%	IB	$22.88	1,544

EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$10.94	21
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$10.74	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$10.32	772
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$10.25	120
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$10.21	839
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.51	5,264
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.35	771
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$10.22	1,764
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.58	144
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.10	3,377
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.75	192
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$10.05	615
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.71	28

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$13.95	297
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IA	$13.56	10
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IA	$13.41	52
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IA	$13.33	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$19.40	156
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$15.72	88
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$18.28	91
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$15.21	19

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$14.02	1,371
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$13.63	69
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$13.47	413
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$13.40	270
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$12.25	5
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$11.34	1,123
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$11.48	189
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$11.44	900

EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$13.27	189
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$13.49	3,096
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$13.11	1,582
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$12.90	113
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$12.96	1,477

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$12.85	65
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$12.89	51

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IA	$12.84	110
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IA	$12.48	26
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IA	$12.34	36
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IA	$12.27	8

EQ/INVESCO COMSTOCK	1.30%	IA	$24.68	1,199
EQ/INVESCO COMSTOCK	1.55%	IA	$23.99	52
EQ/INVESCO COMSTOCK	1.65%	IA	$23.72	257
EQ/INVESCO COMSTOCK	1.70%	IA	$23.59	176
EQ/INVESCO COMSTOCK	1.30%	IB	$21.77	156
EQ/INVESCO COMSTOCK	1.55%	IB	$20.92	38
EQ/INVESCO COMSTOCK	1.65%	IB	$20.59	95
EQ/INVESCO COMSTOCK	1.70%	IB	$20.43	7

EQ/INVESCO GLOBAL	1.30%	IA	$29.14	1,691
EQ/INVESCO GLOBAL	1.55%	IA	$28.33	62
EQ/INVESCO GLOBAL	1.65%	IA	$28.01	334
EQ/INVESCO GLOBAL	1.70%	IA	$27.85	256
EQ/INVESCO GLOBAL	1.10%	IB	$17.39	986
EQ/INVESCO GLOBAL	1.20%	IB	$19.50	109
EQ/INVESCO GLOBAL	1.25%	IB	$19.43	223
EQ/INVESCO GLOBAL	1.30%	IB	$26.36	144
EQ/INVESCO GLOBAL	1.55%	IB	$25.42	31
EQ/INVESCO GLOBAL	1.65%	IB	$25.06	214
EQ/INVESCO GLOBAL	1.70%	IB	$24.87	16

EQ/INVESCO GLOBAL REAL ESTATE	0.30%	IB	$12.14	3
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$10.23	650
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$11.38	151
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$11.34	258
EQ/INVESCO GLOBAL REAL ESTATE	1.30%	IB	$16.48	1,771
EQ/INVESCO GLOBAL REAL ESTATE	1.55%	IB	$16.02	106
EQ/INVESCO GLOBAL REAL ESTATE	1.65%	IB	$15.84	496
EQ/INVESCO GLOBAL REAL ESTATE	1.70%	IB	$15.75	366

EQ/INVESCO INTERNATIONAL GROWTH	0.30%	IB	$14.69	13
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$12.80	529
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$13.77	92
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$13.72	228
EQ/INVESCO INTERNATIONAL GROWTH	1.30%	IB	$18.74	1,432
EQ/INVESCO INTERNATIONAL GROWTH	1.55%	IB	$18.22	72
EQ/INVESCO INTERNATIONAL GROWTH	1.65%	IB	$18.01	217
EQ/INVESCO INTERNATIONAL GROWTH	1.70%	IB	$17.91	174

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$11.89	26,418
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$11.65	2,063
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$11.62	571

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$12.14	4,941
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$12.05	127

EQ/JANUS ENTERPRISE	1.30%	IA	$29.89	1,433
EQ/JANUS ENTERPRISE	1.55%	IA	$29.06	142
EQ/JANUS ENTERPRISE	1.65%	IA	$28.73	364

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	1.70%	IA	$28.57	182
EQ/JANUS ENTERPRISE	1.10%	IB	$16.44	650
EQ/JANUS ENTERPRISE	1.20%	IB	$17.91	68
EQ/JANUS ENTERPRISE	1.25%	IB	$17.85	223
EQ/JANUS ENTERPRISE	1.30%	IB	$37.86	335
EQ/JANUS ENTERPRISE	1.55%	IB	$36.39	105
EQ/JANUS ENTERPRISE	1.65%	IB	$35.81	135
EQ/JANUS ENTERPRISE	1.70%	IB	$35.53	31

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$11.71	20,050
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$11.58	420

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IA	$28.72	199
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IA	$27.92	49
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IA	$27.61	129
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IA	$27.45	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$12.47	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$12.25	395
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$12.21	137
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$12.19	392
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$30.74	161
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$32.03	16
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$12.10	13
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$29.00	88
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$30.90	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$32.90	115
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$24.15	46
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$31.01	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$23.35	37

EQ/LARGE CAP GROWTH INDEX	0.65%	IA	$44.25	—
EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$47.92	1,314
EQ/LARGE CAP GROWTH INDEX	1.55%	IA	$46.58	80
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$46.06	188
EQ/LARGE CAP GROWTH INDEX	1.70%	IA	$45.80	255
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$23.34	1,171
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$28.24	117
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$28.14	522

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IA	$40.90	113
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IA	$39.77	10
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IA	$39.32	35
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IA	$39.10	16
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$47.75	216
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$52.47	56
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$45.06	115
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$50.61	15

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$25.89	900
EQ/LARGE CAP VALUE INDEX	1.55%	IA	$25.17	52
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$24.89	226
EQ/LARGE CAP VALUE INDEX	1.70%	IA	$24.75	257
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$13.70	754
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$15.85	134
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$15.80	561

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$24.70	387
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IA	$24.01	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IA	$23.74	74
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IA	$23.61	37
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$22.91	298
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$25.58	68
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$21.61	148
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$24.70	28

EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$10.56	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$10.48	1,025
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$9.89	264
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$9.86	412
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.06	3,320
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$11.72	289
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$11.59	720
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$11.52	478

EQ/LEGG MASON GROWTH ALLOCATION	1.30%	IB	$11.30	3,999
EQ/LEGG MASON GROWTH ALLOCATION	1.65%	IB	$11.22	144

EQ/LEGG MASON MODERATE ALLOCATION	1.30%	IB	$12.35	16,590
EQ/LEGG MASON MODERATE ALLOCATION	1.65%	IB	$12.14	1,155
EQ/LEGG MASON MODERATE ALLOCATION	1.70%	IB	$12.11	25

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$41.13	1,381
EQ/LOOMIS SAYLES GROWTH	1.55%	IA	$39.99	68
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$39.54	204
EQ/LOOMIS SAYLES GROWTH	1.70%	IA	$39.32	117
EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$29.63	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$23.29	1,008
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$27.77	86
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$27.67	314
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$39.30	99
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$38.39	16
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$38.03	19
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$37.85	6

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$21.10	1,623
EQ/MFS INTERNATIONAL GROWTH	1.55%	IA	$20.51	64
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$20.28	292
EQ/MFS INTERNATIONAL GROWTH	1.70%	IA	$20.16	207
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$16.75	6
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$15.47	1,004
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$15.69	119
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$15.64	422
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$11.95	326
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$25.88	43
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$25.47	74
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$25.27	19

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	IB	$19.27	11
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$16.30	2,907
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$18.06	384
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$17.99	1,443
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$26.65	4,896

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	IB	$25.91	218
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$25.62	894
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	IB	$25.48	823

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$35.77	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$42.12	1,503
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$40.95	76
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$40.49	253
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$40.26	266

EQ/MFS TECHNOLOGY	0.30%	IB	$17.63	33
EQ/MFS TECHNOLOGY	1.10%	IB	$17.32	1,534
EQ/MFS TECHNOLOGY	1.20%	IB	$13.24	387
EQ/MFS TECHNOLOGY	1.25%	IB	$17.26	753
EQ/MFS TECHNOLOGY	1.30%	IB	$61.78	1,955
EQ/MFS TECHNOLOGY	1.55%	IB	$60.06	192
EQ/MFS TECHNOLOGY	1.65%	IB	$59.38	396
EQ/MFS TECHNOLOGY	1.70%	IB	$59.05	259

EQ/MFS UTILITIES SERIES	0.30%	IB	$15.76	—
EQ/MFS UTILITIES SERIES	1.10%	IB	$13.04	498
EQ/MFS UTILITIES SERIES	1.20%	IB	$14.77	151
EQ/MFS UTILITIES SERIES	1.25%	IB	$14.72	259
EQ/MFS UTILITIES SERIES	1.30%	IB	$24.29	1,326
EQ/MFS UTILITIES SERIES	1.55%	IB	$23.61	41
EQ/MFS UTILITIES SERIES	1.65%	IB	$23.35	202
EQ/MFS UTILITIES SERIES	1.70%	IB	$23.22	216

EQ/MID CAP INDEX	1.30%	IA	$31.91	1,500
EQ/MID CAP INDEX	1.55%	IA	$31.02	74
EQ/MID CAP INDEX	1.65%	IA	$30.68	365
EQ/MID CAP INDEX	1.70%	IA	$30.50	249
EQ/MID CAP INDEX	0.30%	IB	$18.55	4
EQ/MID CAP INDEX	1.10%	IB	$15.07	1,612
EQ/MID CAP INDEX	1.20%	IB	$17.38	242
EQ/MID CAP INDEX	1.25%	IB	$17.32	802

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$26.05	182
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IA	$25.33	5
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$25.04	36
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IA	$24.90	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$29.99	176
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$31.86	28
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$28.29	151
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$30.73	9

EQ/MODERATE ALLOCATION	1.30%	A	$16.97	4,779
EQ/MODERATE ALLOCATION	1.55%	A	$16.50	174
EQ/MODERATE ALLOCATION	1.65%	A	$16.31	717
EQ/MODERATE ALLOCATION	1.70%	A	$16.22	405
EQ/MODERATE ALLOCATION	1.10%	B	$12.97	3,299
EQ/MODERATE ALLOCATION	1.20%	B	$13.60	208
EQ/MODERATE ALLOCATION	1.25%	B	$13.56	3,645

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$18.39	4
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$18.92	225,711

The accompanying notes are an integral part of these financial statements.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$21.91	19,718
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$18.40	19,260
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$21.28	2,175
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$18.19	43,489
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$21.03	5,058
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.09	18,067
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$20.90	1,540

EQ/MODERATE-PLUS ALLOCATION	1.30%	A	$20.18	1,037
EQ/MODERATE-PLUS ALLOCATION	1.55%	A	$19.61	158
EQ/MODERATE-PLUS ALLOCATION	1.65%	A	$19.39	161
EQ/MODERATE-PLUS ALLOCATION	1.70%	A	$19.29	26
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$14.07	2,405
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$15.11	172
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$15.06	1,042

EQ/MONEY MARKET	0.65%	IA	$9.68	—
EQ/MONEY MARKET	1.30%	IA	$8.95	7,397
EQ/MONEY MARKET	1.55%	IA	$8.70	448
EQ/MONEY MARKET	1.65%	IA	$8.60	1,996
EQ/MONEY MARKET	1.65%	IA	$9.38	242
EQ/MONEY MARKET	1.70%	IA	$8.56	1,156
EQ/MONEY MARKET	0.30%	IB	$10.12	378
EQ/MONEY MARKET	1.10%	IB	$9.71	4,682
EQ/MONEY MARKET	1.20%	IB	$9.49	1,276
EQ/MONEY MARKET	1.25%	IB	$9.45	4,076
EQ/MONEY MARKET	1.30%	IB	$9.43	830
EQ/MONEY MARKET	1.55%	IB	$24.81	73
EQ/MONEY MARKET	1.65%	IB	$8.97	382
EQ/MONEY MARKET	1.65%	IB	$9.07	25
EQ/MONEY MARKET	1.70%	IB	$23.37	122

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.30%	IB	$17.82	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$17.74	144
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$17.73	29
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$17.72	46
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$17.72	400
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	IB	$17.69	120
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	IB	$17.68	108
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	IB	$17.68	46

EQ/PIMCO GLOBAL REAL RETURN	0.30%	IB	$13.36	8
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$12.05	876
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$12.52	91
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$12.48	392
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$12.01	1,148
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$11.43	14
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$11.68	189
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$11.63	238

EQ/PIMCO REAL RETURN	1.30%	IB	$13.20	2,341
EQ/PIMCO REAL RETURN	1.55%	IB	$12.83	226
EQ/PIMCO REAL RETURN	1.65%	IB	$12.69	763
EQ/PIMCO REAL RETURN	1.70%	IB	$12.62	460

The accompanying notes are an integral part of these financial statements.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/PIMCO TOTAL RETURN	0.30%	IB	$12.79	106
EQ/PIMCO TOTAL RETURN	0.65%	IB	$13.36	—
EQ/PIMCO TOTAL RETURN	1.10%	IB	$11.71	3,705
EQ/PIMCO TOTAL RETURN	1.20%	IB	$11.99	456
EQ/PIMCO TOTAL RETURN	1.25%	IB	$11.94	2,724
EQ/PIMCO TOTAL RETURN	1.30%	IB	$13.68	6,586
EQ/PIMCO TOTAL RETURN	1.55%	IB	$13.30	465
EQ/PIMCO TOTAL RETURN	1.65%	IB	$13.15	1,784
EQ/PIMCO TOTAL RETURN	1.70%	IB	$13.08	1,324

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.63	1,831
EQ/PIMCO ULTRA SHORT BOND	1.55%	IA	$9.36	149
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$9.25	445
EQ/PIMCO ULTRA SHORT BOND	1.70%	IA	$9.20	784
EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$10.60	23
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$10.18	936
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$9.93	200
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.90	782
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$9.16	68
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$10.09	10
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$9.93	21
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$9.85	7

EQ/QUALITY BOND PLUS	1.30%	IB	$11.84	1,272
EQ/QUALITY BOND PLUS	1.55%	IB	$16.98	305
EQ/QUALITY BOND PLUS	1.65%	IB	$11.19	485
EQ/QUALITY BOND PLUS	1.70%	IB	$16.29	120

EQ/SMALL COMPANY INDEX	1.30%	IA	$32.85	1,040
EQ/SMALL COMPANY INDEX	1.55%	IA	$31.94	56
EQ/SMALL COMPANY INDEX	1.65%	IA	$31.58	245
EQ/SMALL COMPANY INDEX	1.70%	IA	$31.40	179
EQ/SMALL COMPANY INDEX	0.30%	IB	$18.58	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$15.78	1,178
EQ/SMALL COMPANY INDEX	1.20%	IB	$17.41	123
EQ/SMALL COMPANY INDEX	1.25%	IB	$17.35	519

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$48.07	3,648
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IA	$46.73	156
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$46.21	754
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IA	$45.95	629
EQ/T. ROWE PRICE GROWTH STOCK	0.30%	IB	$29.26	12
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$22.88	3,360
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$27.42	303
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$27.32	948
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$25.04	429
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IB	$60.28	46
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IB	$58.33	101
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IB	$57.37	15

EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$28.34	16
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$17.41	1,725
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$26.56	250
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$26.46	660
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$62.92	1,842

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$61.17	63
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$60.48	291
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$60.14	230

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$10.91	52,087
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$10.66	3,874
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$10.56	13,273
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$10.51	25,303

EQ/WELLINGTON ENERGY	0.30%	IB	$3.24	1
EQ/WELLINGTON ENERGY	1.10%	IB	$3.24	525
EQ/WELLINGTON ENERGY	1.20%	IB	$3.04	292
EQ/WELLINGTON ENERGY	1.25%	IB	$3.03	405
EQ/WELLINGTON ENERGY	1.30%	IB	$4.38	1,615
EQ/WELLINGTON ENERGY	1.55%	IB	$4.26	122
EQ/WELLINGTON ENERGY	1.65%	IB	$4.21	284
EQ/WELLINGTON ENERGY	1.70%	IB	$4.18	220

FEDERATED HERMES HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$13.95	3
FEDERATED HERMES HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$12.49	1,163
FEDERATED HERMES HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$13.07	237
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$13.02	835

FEDERATED HERMES KAUFMANN FUND II	0.30%	SERVICE CLASS	$28.30	17
FEDERATED HERMES KAUFMANN FUND II	1.10%	SERVICE CLASS	$21.42	980
FEDERATED HERMES KAUFMANN FUND II	1.20%	SERVICE CLASS	$26.52	87
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$26.42	299

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$22.82	16
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$22.18	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$21.93	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.70%	SERVICE CLASS 2	$21.81	1

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$17.45	12
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.55%	SERVICE CLASS 2	$17.02	11
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$16.85	12
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$16.76	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$18.27	36
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$17.81	3
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$17.64	40

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$19.45	62
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$18.97	7
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.65%	SERVICE CLASS 2	$18.78	18
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.70%	SERVICE CLASS 2	$18.69	1

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$20.53	13
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$20.02	20
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$19.82	21
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$19.72	6

FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$17.95	2
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$14.70	1,174
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$16.82	177
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$16.76	392
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$27.37	1,952
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$26.60	74

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$26.31	368
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$26.16	238

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$13.23	22
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$11.99	3,551
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$12.40	418
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$12.35	1,987
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$14.95	4,269
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$14.53	187
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$14.37	934
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$14.29	774

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$11.77	168
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$12.08	9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$12.04	97
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$12.00	186
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$11.73	35
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$11.69	35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$17.18	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$14.52	1,012
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$16.09	219
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$16.04	522
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$18.16	1,649
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$16.08	40
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$17.77	27
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$17.61	299
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$17.54	152

FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$12.95	292
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$13.90	113
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$13.85	217
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$19.37	534
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$18.84	2
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$18.63	67
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$18.53	149

FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$13.55	3
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$11.87	1,388
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$12.70	469
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$12.65	1,830
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$17.05	2,052
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$16.58	32
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$16.40	400
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$16.31	411

The accompanying notes are an integral part of these financial statements.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN MUTUAL SHARES VIP FUND	1.10%	CLASS 2	$11.36	179
FRANKLIN MUTUAL SHARES VIP FUND	1.20%	CLASS 2	$12.85	44
FRANKLIN MUTUAL SHARES VIP FUND	1.25%	CLASS 2	$12.80	90
FRANKLIN MUTUAL SHARES VIP FUND	1.30%	CLASS 2	$18.51	257
FRANKLIN MUTUAL SHARES VIP FUND	1.55%	CLASS 2	$18.01	27
FRANKLIN MUTUAL SHARES VIP FUND	1.65%	CLASS 2	$17.81	80
FRANKLIN MUTUAL SHARES VIP FUND	1.70%	CLASS 2	$17.71	18

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$10.54	7
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$8.21	150
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$9.88	30
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$9.84	64
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$7.51	16
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$7.32	10
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$7.25	9
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$7.21	1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.30%	COMMON SHARES	$10.15	17
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.55%	COMMON SHARES	$9.90	2
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.65%	COMMON SHARES	$9.80	9
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.70%	COMMON SHARES	$9.75	1

HARTFORD CAPITAL APPRECIATION HLS FUND	1.10%	IC	$16.69	220
HARTFORD CAPITAL APPRECIATION HLS FUND	1.20%	IC	$17.75	66
HARTFORD CAPITAL APPRECIATION HLS FUND	1.25%	IC	$17.69	161
HARTFORD CAPITAL APPRECIATION HLS FUND	1.30%	IC	$17.64	702
HARTFORD CAPITAL APPRECIATION HLS FUND	1.65%	IC	$17.23	93
HARTFORD CAPITAL APPRECIATION HLS FUND	1.70%	IC	$17.17	33

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	IC	$31.23	20
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	IC	$25.21	831
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	IC	$29.43	87
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	IC	$29.33	340
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$29.23	1,258
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	IC	$28.56	169
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	IC	$28.46	99

INVESCO V.I. AMERICAN FRANCHISE FUND	1.30%	SERIES II	$47.29	10
INVESCO V.I. AMERICAN FRANCHISE FUND	1.55%	SERIES II	$45.97	2
INVESCO V.I. AMERICAN FRANCHISE FUND	1.65%	SERIES II	$45.46	4
INVESCO V.I. AMERICAN FRANCHISE FUND	1.70%	SERIES II	$45.20	—

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$12.44	481
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$13.16	75
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$13.12	493

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$24.27	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$23.59	1,928

The accompanying notes are an integral part of these financial statements.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$20.38	11
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$22.93	39
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$20.20	213
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$22.67	137
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$20.11	320
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$22.55	5

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$13.54	1,494
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$13.26	97
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$13.22	10

INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$13.76	369
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$18.56	45
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$18.50	173

INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$11.54	862
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$12.03	164
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.99	628
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$13.94	1,376
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$13.59	36
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$13.46	311
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$13.39	150

INVESCO V.I. MID CAP CORE EQUITY FUND	1.30%	SERIES II	$21.19	472
INVESCO V.I. MID CAP CORE EQUITY FUND	1.55%	SERIES II	$20.60	15
INVESCO V.I. MID CAP CORE EQUITY FUND	1.65%	SERIES II	$20.37	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.70%	SERIES II	$20.25	32

INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$14.58	388
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$16.05	39
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$16.00	165
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$30.36	531
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$29.52	23
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$29.19	69
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$29.02	26

IVY VIP ASSET STRATEGY	1.10%	CLASS II	$12.55	190
IVY VIP ASSET STRATEGY	1.20%	CLASS II	$12.68	185
IVY VIP ASSET STRATEGY	1.25%	CLASS II	$12.64	257
IVY VIP ASSET STRATEGY	1.30%	CLASS II	$15.68	855
IVY VIP ASSET STRATEGY	1.55%	CLASS II	$15.29	25
IVY VIP ASSET STRATEGY	1.65%	CLASS II	$15.14	208
IVY VIP ASSET STRATEGY	1.70%	CLASS II	$15.06	559

IVY VIP GLOBAL EQUITY INCOME	1.30%	CLASS II	$21.34	305
IVY VIP GLOBAL EQUITY INCOME	1.55%	CLASS II	$20.74	39
IVY VIP GLOBAL EQUITY INCOME	1.65%	CLASS II	$20.51	113
IVY VIP GLOBAL EQUITY INCOME	1.70%	CLASS II	$20.40	62

IVY VIP HIGH INCOME	0.65%	CLASS II	$17.77	—
IVY VIP HIGH INCOME	1.30%	CLASS II	$19.26	4,221
IVY VIP HIGH INCOME	1.55%	CLASS II	$18.72	192
IVY VIP HIGH INCOME	1.65%	CLASS II	$18.51	793
IVY VIP HIGH INCOME	1.70%	CLASS II	$18.41	859

IVY VIP NATURAL RESOURCES	1.30%	CLASS II	$5.76	529
IVY VIP NATURAL RESOURCES	1.55%	CLASS II	$5.60	47
IVY VIP NATURAL RESOURCES	1.65%	CLASS II	$5.54	157

The accompanying notes are an integral part of these financial statements.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP NATURAL RESOURCES	1.70%	CLASS II	$5.50	79

IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$18.48	158
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$19.47	59
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$19.40	59
IVY VIP SMALL CAP GROWTH	1.30%	CLASS II	$33.94	702
IVY VIP SMALL CAP GROWTH	1.55%	CLASS II	$32.99	58
IVY VIP SMALL CAP GROWTH	1.65%	CLASS II	$32.62	173
IVY VIP SMALL CAP GROWTH	1.70%	CLASS II	$32.44	101

JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$18.90	24
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$15.87	4,635
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$17.71	462
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$17.64	7,152

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$12.82	64
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$11.62	1,626
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$12.01	235
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$11.97	1,788

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	0.30%	SERVICE SHARES	$19.53	9
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.10%	SERVICE SHARES	$15.39	810
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.20%	SERVICE SHARES	$18.30	44
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.25%	SERVICE SHARES	$18.24	413

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	0.30%	CLASS 2	$14.89	3
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.10%	CLASS 2	$14.25	257
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.25%	CLASS 2	$14.13	1,827

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.10%	CLASS 2	$12.60	146
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.25%	CLASS 2	$12.49	2,111

LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$14.54	19
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$17.47	1
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$12.72	3,247
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$13.62	398
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$13.57	1,628
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$15.99	3,881
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$15.59	136
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$15.43	718
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$15.36	876

The accompanying notes are an integral part of these financial statements.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	1.30%	VC SHARES	$28.93	142
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	1.55%	VC SHARES	$28.21	22
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	1.65%	VC SHARES	$27.93	46
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	1.70%	VC SHARES	$27.79	27

MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$17.19	221
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$19.96	20
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$19.89	54
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$31.36	235
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$30.48	21
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$30.14	58
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$29.97	23

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$39.75	418
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$38.64	37
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$38.21	69
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$37.99	35

MFS® RESEARCH SERIES	1.10%	SERVICE CLASS	$17.96	165
MFS® RESEARCH SERIES	1.20%	SERVICE CLASS	$20.93	26
MFS® RESEARCH SERIES	1.25%	SERVICE CLASS	$20.86	50

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$17.98	16
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$14.61	1,816
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$16.85	114
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$16.79	729

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$43.54	338
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$185.32	14
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$41.33	104
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$175.72	7

MULTIMANAGER CORE BOND	1.30%	IB	$15.26	3,273
MULTIMANAGER CORE BOND	1.55%	IB	$15.59	851
MULTIMANAGER CORE BOND	1.65%	IB	$14.31	1,717
MULTIMANAGER CORE BOND	1.70%	IB	$15.14	274

MULTIMANAGER TECHNOLOGY	0.30%	IB	$41.37	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$31.05	827
MULTIMANAGER TECHNOLOGY	1.20%	IB	$38.76	64
MULTIMANAGER TECHNOLOGY	1.25%	IB	$38.62	409
MULTIMANAGER TECHNOLOGY	1.30%	IB	$31.55	1,226
MULTIMANAGER TECHNOLOGY	1.30%	IB	$69.87	151
MULTIMANAGER TECHNOLOGY	1.55%	IB	$56.93	37
MULTIMANAGER TECHNOLOGY	1.65%	IB	$30.90	173
MULTIMANAGER TECHNOLOGY	1.65%	IB	$65.76	43
MULTIMANAGER TECHNOLOGY	1.70%	IB	$30.81	58
MULTIMANAGER TECHNOLOGY	1.70%	IB	$55.31	23

The accompanying notes are an integral part of these financial statements.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.10%	CLASS S	$13.03	98
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.20%	CLASS S	$13.11	28
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.25%	CLASS S	$13.07	15
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.30%	CLASS S	$13.03	179
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.65%	CLASS S	$12.73	25
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.70%	CLASS S	$12.68	19

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.10%	CLASS S	$10.70	97
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.20%	CLASS S	$10.72	14
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.25%	CLASS S	$10.68	28
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$10.64	116
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.65%	CLASS S	$10.40	16
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.70%	CLASS S	$10.36	20

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$6.54	5
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$7.92	312
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$6.13	81
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$6.11	189
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$6.46	988
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$6.28	44
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$6.21	354
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$6.17	261

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.30%	ADVISOR CLASS	$13.74	4
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$12.65	194
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$12.87	60
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$12.83	129
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$16.24	401
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$15.79	63
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$15.61	153
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$15.52	74

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$11.43	247
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$10.89	29
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$10.85	232

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$13.36	108
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$14.42	23
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$14.37	116

PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$11.52	19
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$11.31	606
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$11.28	1,186

The accompanying notes are an integral part of these financial statements.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.26	140
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$11.17	1

PROFUND VP BEAR	1.30%	COMMON SHARES	$1.33	8
PROFUND VP BEAR	1.55%	COMMON SHARES	$1.29	13
PROFUND VP BEAR	1.65%	COMMON SHARES	$1.28	9

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$40.33	785
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$39.20	25
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$38.76	165
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$38.54	123

PUTNAM VT DIVERSIFIED INCOME FUND	0.30%	CLASS IB	$11.43	8
PUTNAM VT DIVERSIFIED INCOME FUND	1.10%	CLASS IB	$11.25	918
PUTNAM VT DIVERSIFIED INCOME FUND	1.20%	CLASS IB	$10.77	74
PUTNAM VT DIVERSIFIED INCOME FUND	1.25%	CLASS IB	$10.73	524
PUTNAM VT DIVERSIFIED INCOME FUND	1.30%	CLASS IB	$10.69	903
PUTNAM VT DIVERSIFIED INCOME FUND	1.65%	CLASS IB	$10.45	66
PUTNAM VT DIVERSIFIED INCOME FUND	1.70%	CLASS IB	$10.41	45

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$14.53	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$13.90	215
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$13.78	194

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.10%	CLASS IB	$9.01	120
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.20%	CLASS IB	$9.32	12
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.25%	CLASS IB	$9.28	92

PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$18.92	91
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$18.76	19

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.10%	CLASS II	$9.64	116
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.20%	CLASS II	$9.84	15
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.25%	CLASS II	$9.81	33
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.30%	CLASS II	$9.77	214
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.65%	CLASS II	$9.55	24
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.70%	CLASS II	$9.52	11

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$15.87	2
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$13.64	796
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$14.87	82
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$14.82	407

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$15.02	664
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$14.60	44
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$14.44	137
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$14.36	98

TEMPLETON FOREIGN VIP FUND	1.30%	CLASS 2	$12.02	293
TEMPLETON FOREIGN VIP FUND	1.55%	CLASS 2	$11.68	29
TEMPLETON FOREIGN VIP FUND	1.65%	CLASS 2	$11.55	70
TEMPLETON FOREIGN VIP FUND	1.70%	CLASS 2	$11.49	55

The accompanying notes are an integral part of these financial statements.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$9.89	8
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$9.12	1,663
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$9.27	401
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$9.24	1,054
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$11.63	4,387
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$11.31	291
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$11.18	908
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$11.12	896

TEMPLETON GROWTH VIP FUND	1.30%	CLASS 2	$16.30	54
TEMPLETON GROWTH VIP FUND	1.55%	CLASS 2	$15.86	6
TEMPLETON GROWTH VIP FUND	1.65%	CLASS 2	$15.68	7
TEMPLETON GROWTH VIP FUND	1.70%	CLASS 2	$15.59	1

VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$11.21	42
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$10.94	15
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$10.90	36

VANECK VIP GLOBAL HARD ASSETS FUND	0.30%	CLASS S	$6.83	1
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$7.53	203
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$6.40	70
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$6.38	167
VANECK VIP GLOBAL HARD ASSETS FUND	1.30%	CLASS S	$7.76	1,158
VANECK VIP GLOBAL HARD ASSETS FUND	1.55%	CLASS S	$7.55	103
VANECK VIP GLOBAL HARD ASSETS FUND	1.65%	CLASS S	$7.46	295
VANECK VIP GLOBAL HARD ASSETS FUND	1.70%	CLASS S	$7.42	228

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$238,086	$211,722	$766,715	$240,318	$416,430	$25,662
Expenses:
Asset-based charges	36,993	259,556	391,808	30,714	306,343	200,174

Net Investment Income (Loss)	201,093	(47,834)	374,907	209,604	110,087	(174,512)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	150,753	252,958	55,153	(1,077,749)	(4,522,249)	(802,966)
Net realized gain distribution from the Portfolios	763,053	781,772	94,413	296,238	42,092	—

Net realized gain (loss)	913,806	1,034,730	149,566	(781,511)	(4,480,157)	(802,966)

Net change in unrealized appreciation (depreciation) of investments	4,508,346	1,288,505	476,565	(122,960)	1,862,873	297,375

Net Realized and Unrealized Gain (Loss) on Investments	5,422,152	2,323,235	626,131	(904,471)	(2,617,284)	(505,591)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,623,245	$2,275,401	$1,001,038	$(694,867)	$(2,507,197)	$(680,103)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,756,301	$984,183	$84,782	$694	$414,845	$5,894
Expenses:
Asset-based charges	3,226,975	251,042	38,087	16,424	411,308	8,527

Net Investment Income (Loss)	(1,470,674)	733,141	46,695	(15,730)	3,537	(2,633)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(184,550)	(194,966)	16,663	43,007	72,752	(1,229)
Net realized gain distribution from the Portfolios	6,054,530	—	13,867	281,580	693	—

Net realized gain (loss)	5,869,980	(194,966)	30,530	324,587	73,445	(1,229)

Net change in unrealized appreciation (depreciation) of investments	13,794,555	515,329	(191,267)	464,974	3,239,410	49,218

Net Realized and Unrealized Gain (Loss) on Investments	19,664,535	320,363	(160,737)	789,561	3,312,855	47,989

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,193,861	$1,053,504	$(114,042)	$773,831	$3,316,392	$45,356

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$237,539	$187,711	$182,170	$99,700	$53,654	$732,509
Expenses:
Asset-based charges	67,519	176,987	97,301	144,736	79,243	619,226

Net Investment Income (Loss)	170,020	10,724	84,869	(45,036)	(25,589)	113,283

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(469,685)	(318,028)	(254,006)	4,244,674	716,863	149,870
Net realized gain distribution from the Portfolios	—	—	—	90,349	246,383	1,121,386

Net realized gain (loss)	(469,685)	(318,028)	(254,006)	4,335,023	963,246	1,271,256

Net change in unrealized appreciation (depreciation) of investments	(756,833)	(1,348,979)	2,911,776	(2,569,581)	406,239	(583,311)

Net Realized and Unrealized Gain (Loss) on Investments	(1,226,518)	(1,667,007)	2,657,770	1,765,442	1,369,485	687,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,056,498)	$(1,656,283)	$2,742,639	$1,720,406	$1,343,896	$801,228

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/MID CAP VALUE PORTFOLIO**	ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$75,527	$16,273	$191,698	$80,966	$43,068	$652,843
Expenses:
Asset-based charges	50,505	34,173	156,231	103,070	60,217	57,702

Net Investment Income (Loss)	25,022	(17,900)	35,467	(22,104)	(17,149)	595,141

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(213,701)	140,145	(641,145)	298,571	(408,394)	58,882
Net realized gain distribution from the Portfolios	107,623	342,481	781,228	632,135	265,307	92,405

Net realized gain (loss)	(106,078)	482,626	140,083	930,706	(143,087)	151,287

Net change in unrealized appreciation (depreciation) of investments	295,161	753,487	186,405	893,822	435,476	(246,064)

Net Realized and Unrealized Gain (Loss) on Investments	189,083	1,236,113	326,488	1,824,528	292,389	(94,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	$214,105	$1,218,213	$361,955	$1,802,424	$275,240	$500,364

The	accompanying notes are an integral part of these financial statements.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$143,984	$28,817	$1,511,669	$871,266	$29,430	$26,637
Expenses:
Asset-based charges	115,161	26,671	1,155,987	601,306	210,510	279,885

Net Investment Income (Loss)	28,823	2,146	355,682	269,960	(181,080)	(253,248)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	37,446	(2,030)	1,304,602	508,861	222,033	53,427
Net realized gain distribution from the Portfolios	—	15,046	468,331	403,668	521,740	1,286,879

Net realized gain (loss)	37,446	13,016	1,772,933	912,529	743,773	1,340,306

Net change in unrealized appreciation (depreciation) of investments	717,396	(10,118)	9,664,786	1,980,320	4,446,931	4,493,940

Net Realized and Unrealized Gain (Loss) on Investments	754,842	2,898	11,437,719	2,892,849	5,190,704	5,834,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$783,665	$5,044	$11,793,401	$3,162,809	$5,009,624	$5,580,998

The	accompanying notes are an integral part of these financial statements.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$374,401	$123,511	$112,217	$25,105	$1,315,978	$—
Expenses:
Asset-based charges	347,009	104,063	101,855	855,018	1,379,754	1,034,807

Net Investment Income (Loss)	27,392	19,448	10,362	(829,913)	(63,776)	(1,034,807)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(138,353)	2,557	67,589	1,710,415	195,101	2,173,392
Net realized gain distribution from the Portfolios	825,865	—	292,226	702,676	6,434,904	5,220,832

Net realized gain (loss)	687,512	2,557	359,815	2,413,091	6,630,005	7,394,224

Net change in unrealized appreciation (depreciation) of investments	2,955,826	529,928	(15,201)	12,370,051	11,889,956	20,159,236

Net Realized and Unrealized Gain (Loss) on Investments	3,643,338	532,485	344,614	14,783,142	18,519,961	27,553,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,670,730	$551,933	$354,976	$13,953,229	$18,456,185	$26,518,653

The	accompanying notes are an integral part of these financial statements.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE VIP® DIVERSIFIED INCOME SERIES	DELAWARE VIP® EMERGING MARKETS SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$292,035	$165,420	$585,558	$2,269	$637,755	$34,747
Expenses:
Asset-based charges	656,303	252,678	554,645	77,016	290,044	81,670

Net Investment Income (Loss)	(364,268)	(87,258)	30,913	(74,747)	347,711	(46,923)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(830,090)	282,937	1,003,630	62,178	242,110	5,943
Net realized gain distribution from the Portfolios	4,869,478	626,980	403,617	81,990	—	130,376

Net realized gain (loss)	4,039,388	909,917	1,407,247	144,168	242,110	136,319

Net change in unrealized appreciation (depreciation) of investments	4,014,050	1,746,165	1,358,824	831,475	1,679,811	1,773,970

Net Realized and Unrealized Gain (Loss) on Investments	8,053,438	2,656,082	2,766,071	975,643	1,921,921	1,910,289

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,689,170	$2,568,824	$2,796,984	$900,896	$2,269,632	$1,863,366

The	accompanying notes are an integral part of these financial statements.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$180,013	$1,588,113	$391,934	$1,360,474	$441,182	$1,613,177
Expenses:
Asset-based charges	137,748	578,862	840,014	2,078,337	863,928	3,002,046

Net Investment Income (Loss)	42,265	1,009,251	(448,080)	(717,863)	(422,746)	(1,388,869)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	20,572	(883,069)	911,974	12,784,983	591,456	(33,362)
Net realized gain distribution from the Portfolios	—	—	4,047,545	12,732,554	3,048,275	1,985,906

Net realized gain (loss)	20,572	(883,069)	4,959,519	25,517,537	3,639,731	1,952,544

Net change in unrealized appreciation (depreciation) of investments	278,327	(163,198)	2,611,540	(4,188,309)	7,692,763	10,847,401

Net Realized and Unrealized Gain (Loss) on Investments	298,899	(1,046,267)	7,571,059	21,329,228	11,332,494	12,799,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$341,164	$(37,016)	$7,122,979	$20,611,365	$10,909,748	$11,411,076

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,591,769	$17,515,843	$73,615	$73,028	$765,767	$89,939,151
Expenses:
Asset-based charges	9,897,492	31,128,283	85,875	1,137,819	349,268	55,713,028

Net Investment Income (Loss)	(2,305,723)	(13,612,440)	(12,260)	(1,064,791)	416,499	34,226,123

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,533,324	23,676,682	13,348	(1,784,006)	(146,529)	89,484,333
Net realized gain distribution from the Portfolios	4,700,471	226,151,170	—	13,127,378	1,988,783	88,820,335

Net realized gain (loss)	10,233,795	249,827,852	13,348	11,343,372	1,842,254	178,304,668

Net change in unrealized appreciation (depreciation) of investments	11,206,727	(223,059,705)	(10,710)	16,980,514	1,541,901	262,072,085

Net Realized and Unrealized Gain (Loss) on Investments	21,440,522	26,768,147	2,638	28,323,886	3,384,155	440,376,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,134,799	$13,155,707	$(9,622)	$27,259,095	$3,800,654	$474,602,876

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,186,606	$1,681,972	$414,416	$162,841	$51,105,580	$2,314,863
Expenses:
Asset-based charges	1,239,821	1,807,568	523,528	196,704	39,407,557	1,671,053

Net Investment Income (Loss)	946,785	(125,596)	(109,112)	(33,863)	11,698,023	643,810

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	565,948	(1,021,496)	56,538	33,617	58,256,575	1,120,629
Net realized gain distribution from the Portfolios	5,085,234	264,524	30,945	—	84,622,848	9,686,937

Net realized gain (loss)	5,651,182	(756,972)	87,483	33,617	142,879,423	10,807,566

Net change in unrealized appreciation (depreciation) of investments	12,440,016	927,815	2,914,862	1,209,118	89,160,130	(10,963,882)

Net Realized and Unrealized Gain (Loss) on Investments	18,091,198	170,843	3,002,345	1,242,735	232,039,553	(156,316)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,037,983	$45,247	$2,893,233	$1,208,872	$243,737,576	$487,494

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*(a)	EQ/CONSERVATIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$23,180	$—	$1,415	$906,408	$933,929	$22,080,408
Expenses:
Asset-based charges	277,967	1,161,536	93,936	1,035,244	341,728	18,132,704

Net Investment Income (Loss)	(254,787)	(1,161,536)	(92,521)	(128,836)	592,201	3,947,704

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	796,429	3,242,485	(409,275)	2,503,358	161,158	24,091,943
Net realized gain distribution from the Portfolios	1,211,871	7,356,821	598,620	4,391,320	1,240,211	32,170,374

Net realized gain (loss)	2,008,300	10,599,306	189,345	6,894,678	1,401,369	56,262,317

Net change in unrealized appreciation (depreciation) of investments	1,783,807	11,166,186	2,086,770	8,059,024	508,537	40,566,749

Net Realized and Unrealized Gain (Loss) on Investments	3,792,107	21,765,492	2,276,115	14,953,702	1,909,906	96,829,066

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,537,320	$20,603,956	$2,183,594	$14,824,866	$2,502,107	$100,776,770

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on June 12, 2020.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,594,120	$4,572,368	$29,762	$91,602	$5,701,604	$1,134,102
Expenses:
Asset-based charges	10,150,358	4,239,546	17,748	102,381	5,789,011	2,279,861

Net Investment Income (Loss)	1,443,762	332,822	12,014	(10,779)	(87,407)	(1,145,759)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,685,941	2,757,732	13,514	(124,190)	24,042,311	4,430,650
Net realized gain distribution from the Portfolios	7,233,028	2,046,541	52,655	105,023	10,329,230	6,796,239

Net realized gain (loss)	18,918,969	4,804,273	66,169	(19,167)	34,371,541	11,226,889

Net change in unrealized appreciation (depreciation) of investments	23,016,722	7,969,981	72,075	997,414	38,324,533	27,782,850

Net Realized and Unrealized Gain (Loss) on Investments	41,935,691	12,774,254	138,244	978,247	72,696,074	39,009,739

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,379,453	$13,107,076	$150,258	$967,468	$72,608,667	$37,863,980

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$446,682	$230,449	$906,443	$58,050	$1,605,749	$120,873
Expenses:
Asset-based charges	514,745	123,332	1,297,446	117,771	781,178	97,106

Net Investment Income (Loss)	(68,063)	107,117	(391,003)	(59,721)	824,571	23,767

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,379	42,929	2,040,120	(761,881)	(26,422)	59,703
Net realized gain distribution from the Portfolios	15,650	480,811	—	489,482	—	102,994

Net realized gain (loss)	17,029	523,740	2,040,120	(272,399)	(26,422)	162,697

Net change in unrealized appreciation (depreciation) of investments	4,504,152	(379,753)	12,234,134	861,213	960,187	234,306

Net Realized and Unrealized Gain (Loss) on Investments	4,521,181	143,987	14,274,254	588,814	933,765	397,003

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,453,118	$251,104	$13,883,251	$529,093	$1,758,336	$420,770

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$79,908	$847,970	$140,305	$997,568	$91,232,127	$1,416,047
Expenses:
Asset-based charges	182,455	1,350,995	336,165	8,897,445	61,576,082	1,866,883

Net Investment Income (Loss)	(102,547)	(503,025)	(195,860)	(7,899,877)	29,656,045	(450,836)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	367,882	98,713	221,208	2,598,682	100,723,537	1,554,706
Net realized gain distribution from the Portfolios	731,303	1,388,216	160,098	10,268,649	156,966,466	851,745

Net realized gain (loss)	1,099,185	1,486,929	381,306	12,867,331	257,690,003	2,406,451

Net change in unrealized appreciation (depreciation) of investments	266,641	6,186,166	1,290,142	21,004,789	189,941,421	1,157,523

Net Realized and Unrealized Gain (Loss) on Investments	1,365,826	7,673,095	1,671,448	33,872,120	447,631,424	3,563,974

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,263,279	$7,170,070	$1,475,588	$25,972,243	$477,287,469	$3,113,138

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$142,677	$948,005	$1,269,315	$27,107	$846,576	$762
Expenses:
Asset-based charges	146,851	614,374	1,170,152	29,853	610,191	1,168,270

Net Investment Income (Loss)	(4,174)	333,631	99,163	(2,746)	236,385	(1,167,508)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(83,597)	(307,568)	870,570	(12,601)	48,210	5,626,892
Net realized gain distribution from the Portfolios	217,920	139,296	395,289	25,462	221,143	—

Net realized gain (loss)	134,323	(168,272)	1,265,859	12,861	269,353	5,626,892

Net change in unrealized appreciation (depreciation) of investments	233,952	1,357,007	2,896,251	12,616	(2,458,322)	15,633,554

Net Realized and Unrealized Gain (Loss) on Investments	368,275	1,188,735	4,162,110	25,477	(2,188,969)	21,260,446

Net Increase (Decrease) in Net Assets Resulting from Operations	$364,101	$1,522,366	$4,261,273	$22,731	$(1,952,584)	$20,092,938

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,345,958	$340,151	$558,338	$324,538	$—	$17,765
Expenses:
Asset-based charges	796,885	568,708	4,280,741	603,725	1,072,508	2,576,396

Net Investment Income (Loss)	549,073	(228,557)	(3,722,403)	(279,187)	(1,072,508)	(2,558,631)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,224,059)	842,491	2,268,068	100,573	1,925,804	272,235
Net realized gain distribution from the Portfolios	168,003	—	15,025,608	2,469,758	9,784,549	4,186,538

Net realized gain (loss)	(1,056,056)	842,491	17,293,676	2,570,331	11,710,353	4,458,773

Net change in unrealized appreciation (depreciation) of investments	(9,693,301)	3,977,559	9,270,147	2,875,518	4,649,329	16,056,882

Net Realized and Unrealized Gain (Loss) on Investments	(10,749,357)	4,820,050	26,563,823	5,445,849	16,359,682	20,515,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,200,284)	$4,591,493	$22,841,420	$5,166,662	$15,287,174	$17,957,024

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$289,069	$56,637	$338,456	$18,357	$983,542	$356,699
Expenses:
Asset-based charges	332,790	124,361	1,519,970	344,833	699,569	306,189

Net Investment Income (Loss)	(43,721)	(67,724)	(1,181,514)	(326,476)	283,973	50,510

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(825,358)	255,229	10,076,770	2,314,454	(453,241)	35,940
Net realized gain distribution from the Portfolios	450,010	957,761	7,453,702	3,507,805	596,657	1,329,641

Net realized gain (loss)	(375,348)	1,212,990	17,530,472	5,822,259	143,416	1,365,581

Net change in unrealized appreciation (depreciation) of investments	3,538,215	(179,146)	19,847,898	530,490	(166,960)	(695,482)

Net Realized and Unrealized Gain (Loss) on Investments	3,162,867	1,033,844	37,378,370	6,352,749	(23,544)	670,099

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,119,146	$966,120	$36,196,856	$6,026,273	$260,429	$720,609

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LEGG MASON GROWTH ALLOCATION*	EQ/LEGG MASON MODERATE ALLOCATION*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,174,722	$423,672	$985,490	$—	$306,410	$586,590
Expenses:
Asset-based charges	925,850	467,762	2,704,365	1,295,624	900,979	3,144,854

Net Investment Income (Loss)	248,872	(44,090)	(1,718,875)	(1,295,624)	(594,569)	(2,558,264)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,058,107)	(11,881)	564,845	5,972,253	1,197,554	6,328,815
Net realized gain distribution from the Portfolios	239,770	—	1,009,775	9,344,953	6,439,309	2,375,993

Net realized gain (loss)	(818,337)	(11,881)	1,574,620	15,317,206	7,636,863	8,704,808

Net change in unrealized appreciation (depreciation) of investments	(3,424,179)	1,933,119	3,558,458	11,919,381	2,132,164	34,025,170

Net Realized and Unrealized Gain (Loss) on Investments	(4,242,516)	1,921,238	5,133,078	27,236,587	9,769,027	42,729,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,993,644)	$1,877,148	$3,414,203	$25,940,963	$9,174,458	$40,171,714

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$103,444	$1,262,348	$937,221	$170,329	$4,022,098
Expenses:
Asset-based charges	1,075,501	1,816,340	731,307	1,234,177	210,261	2,263,016

Net Investment Income (Loss)	(1,075,501)	(1,712,896)	531,041	(296,956)	(39,932)	1,759,082

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,052,862	8,369,138	909,114	(1,339,575)	(617,703)	(556,668)
Net realized gain distribution from the Portfolios	9,627,632	4,287,609	655,576	5,414,868	515,982	9,452,641

Net realized gain (loss)	12,680,494	12,656,747	1,564,690	4,075,293	(101,721)	8,895,973

Net change in unrealized appreciation (depreciation) of investments	7,733,557	43,673,253	(679,188)	7,383,315	406,265	6,493,564

Net Realized and Unrealized Gain (Loss) on Investments	20,414,051	56,330,000	885,502	11,458,608	304,544	15,389,537

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,338,550	$54,617,104	$1,416,543	$11,161,652	$264,612	$17,148,619

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$111,792,699	$1,796,390	$309,827	$—	$620	$648,614
Expenses:
Asset-based charges	82,073,219	831,045	2,472,924	92,467	405,465	667,702

Net Investment Income (Loss)	29,719,480	965,345	(2,163,097)	(92,467)	(404,845)	(19,088)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,546,499	(30,014)	(1,303)	710,720	321,230	965,752
Net realized gain distribution from the Portfolios	233,605,300	5,188,158	3,434	2,318,864	363,530	1,806,038

Net realized gain (loss)	375,151,799	5,158,144	2,131	3,029,584	684,760	2,771,790

Net change in unrealized appreciation (depreciation) of investments	162,285,673	2,730,832	1,179	4,053,523	2,376,288	1,572,130

Net Realized and Unrealized Gain (Loss) on Investments	537,437,472	7,888,976	3,310	7,083,107	3,061,048	4,343,920

Net Increase (Decrease) in Net Assets Resulting from Operations	$567,156,952	$8,854,321	$(2,159,787)	$6,990,640	$2,656,203	$4,324,832

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on June 12, 2020.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,912,638	$389,285	$353,245	$655,636	$—	$—
Expenses:
Asset-based charges	2,724,337	609,938	335,933	828,233	4,280,556	2,375,233

Net Investment Income (Loss)	1,188,301	(220,653)	17,312	(172,597)	(4,280,556)	(2,375,233)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,842,525	(179,666)	574,876	(1,820,690)	21,990,145	4,680,635
Net realized gain distribution from the Portfolios	7,336,168	—	624,061	2,607,159	10,458,932	3,866,006

Net realized gain (loss)	10,178,693	(179,666)	1,198,937	786,469	32,449,077	8,546,641

Net change in unrealized appreciation (depreciation) of investments	2,075,285	355,925	(190,317)	11,637,759	70,847,978	35,219,206

Net Realized and Unrealized Gain (Loss) on Investments	12,253,978	176,259	1,008,620	12,424,228	103,297,055	43,765,847

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,442,279	$(44,394)	$1,025,932	$12,251,631	$99,016,499	$41,390,614

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/WELLINGTON ENERGY*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,172,049	$434,209	$1,488,931	$—	$5,296	$6,880
Expenses:
Asset-based charges	18,775,818	179,345	305,978	285,335	8,999	9,360

Net Investment Income (Loss)	(8,603,769)	254,864	1,182,953	(285,335)	(3,703)	(2,480)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,330,414	(5,799,667)	(823,292)	753,680	10,603	4,087
Net realized gain distribution from the Portfolios	36,348,577	—	—	2,341,814	8,917	29,143

Net realized gain (loss)	85,678,991	(5,799,667)	(823,292)	3,095,494	19,520	33,230

Net change in unrealized appreciation (depreciation) of investments	(6,352,392)	(1,857,379)	688,044	3,673,218	76,110	39,522

Net Realized and Unrealized Gain (Loss) on Investments	79,326,599	(7,657,046)	(135,248)	6,768,712	95,630	72,752

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,722,830	$(7,402,182)	$1,047,705	$6,483,377	$91,927	$70,272

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,509	$15,086	$10,619	$324,662	$4,809,566	$130,442
Expenses:
Asset-based charges	19,617	21,076	16,531	1,066,447	1,986,212	76,338

Net Investment Income (Loss)	(6,108)	(5,990)	(5,912)	(741,785)	2,823,354	54,104

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	21,040	32,897	(30,371)	(2,121,716)	105,618	8,888
Net realized gain distribution from the Portfolios	74,378	66,277	54,118	—	1,510,198	73,056

Net realized gain (loss)	95,418	99,174	23,747	(2,121,716)	1,615,816	81,944

Net change in unrealized appreciation (depreciation) of investments	80,794	114,928	58,031	16,426,576	4,174,071	(57,863)

Net Realized and Unrealized Gain (Loss) on Investments	176,212	214,102	81,778	14,304,860	5,789,887	24,081

Net Increase (Decrease) in Net Assets Resulting from Operations	$170,104	$208,112	$75,866	$13,563,075	$8,613,241	$78,185

The	accompanying notes are an integral part of these financial statements.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$898,275	$309,399	$5,479,690	$289,848	$92,370	$5,984
Expenses:
Asset-based charges	784,483	278,539	1,213,649	134,602	29,153	6,041

Net Investment Income (Loss)	113,792	30,860	4,266,041	155,246	63,217	(57)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	710,672	(1,321,325)	(1,525,021)	(865,518)	9,321	24,966
Net realized gain distribution from the Portfolios	1,970,672	5,512,756	77,618	402,968	13,543	—

Net realized gain (loss)	2,681,344	4,191,431	(1,447,403)	(462,550)	22,864	24,966

Net change in unrealized appreciation (depreciation) of investments	997,232	(2,112,994)	(4,247,994)	(555,862)	(47,910)	4,955

Net Realized and Unrealized Gain (Loss) on Investments	3,678,576	2,078,437	(5,695,397)	(1,018,412)	(25,046)	29,921

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,792,368	$2,109,297	$(1,429,356)	$(863,166)	$38,171	$29,864

The accompanying notes are an integral part of these financial statements.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD DISCIPLINED EQUITY HLS FUND(b)	INVESCO V.I. AMERICAN FRANCHISE FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$93,146	$117,970	$—	$951,372	$1,629,821	$418,752
Expenses:
Asset-based charges	249,637	277,197	9,280	136,016	809,621	248,545

Net Investment Income (Loss)	(156,491)	(159,227)	(9,280)	815,356	820,200	170,207

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	29,887	(1,220,016)	66,300	(191,208)	(34,853)	(4,618)
Net realized gain distribution from the Portfolios	1,477,551	—	57,740	635,538	1,485,660	865,676

Net realized gain (loss)	1,507,438	(1,220,016)	124,040	444,330	1,450,807	861,058

Net change in unrealized appreciation (depreciation) of investments	2,250,387	10,787,802	129,008	(211,231)	(3,996,889)	553,711

Net Realized and Unrealized Gain (Loss) on Investments	3,757,825	9,567,786	253,048	233,099	(2,546,082)	1,414,769

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,601,334	$9,408,559	$243,768	$1,048,455	$(1,725,882)	$1,584,976

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on September 18, 2020.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ASSET STRATEGY	IVY VIP GLOBAL EQUITY INCOME
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,565	$2,450,928	$52,902	$5,959	$617,263	$266,936
Expenses:
Asset-based charges	88,445	560,725	150,969	284,579	441,567	148,810

Net Investment Income (Loss)	(80,880)	1,890,203	(98,067)	(278,620)	175,696	118,126

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	106,837	(1,533,649)	(798,575)	(662,634)	(559,938)	(1,175,115)
Net realized gain distribution from the Portfolios	198,795	—	2,287,298	2,125,749	516,270	—

Net realized gain (loss)	305,632	(1,533,649)	1,488,723	1,463,115	(43,668)	(1,175,115)

Net change in unrealized appreciation (depreciation) of investments	762,219	(46,209)	(698,436)	4,760,184	3,362,072	985,310

Net Realized and Unrealized Gain (Loss) on Investments	1,067,851	(1,579,858)	790,287	6,223,299	3,318,404	(189,805)

Net Increase (Decrease) in Net Assets Resulting from Operations	$986,971	$310,345	$692,220	$5,944,679	$3,494,100	$(71,679)

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	IVY VIP HIGH INCOME	IVY VIP NATURAL RESOURCES	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,108,905	$111,088	$—	$2,597,302	$893,122	$351,939
Expenses:
Asset-based charges	1,595,184	67,127	449,633	1,922,196	412,396	202,029

Net Investment Income (Loss)	6,513,721	43,961	(449,633)	675,106	480,726	149,910

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,964,156)	(914,163)	(652,684)	3,655,865	154,113	570,579
Net realized gain distribution from the Portfolios	—	—	—	2,407,122	—	1,190,305

Net realized gain (loss)	(4,964,156)	(914,163)	(652,684)	6,062,987	154,113	1,760,884

Net change in unrealized appreciation (depreciation) of investments	2,661,040	(76,859)	11,699,436	14,815,617	2,289,638	(1,226,328)

Net Realized and Unrealized Gain (Loss) on Investments	(2,303,116)	(991,022)	11,046,752	20,878,604	2,443,751	534,556

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,210,605	$(947,061)	$10,597,119	$21,553,710	$2,924,477	$684,466

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$442,701	$867,811	$5,714,742	$—	$61,050	$44,433
Expenses:
Asset-based charges	311,134	320,551	1,922,810	70,407	187,694	275,136

Net Investment Income (Loss)	131,567	547,260	3,791,932	(70,407)	(126,644)	(230,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	451,322	18,996	(635,280)	88,587	523,553	1,189,915
Net realized gain distribution from the Portfolios	237,304	—	—	635,055	439,971	1,953,441

Net realized gain (loss)	688,626	18,996	(635,280)	723,642	963,524	3,143,356

Net change in unrealized appreciation (depreciation) of investments	3,229,156	362,724	5,020,172	1,008,584	852,862	795,199

Net Realized and Unrealized Gain (Loss) on Investments	3,917,782	381,720	4,384,892	1,732,226	1,816,386	3,938,555

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,049,349	$928,980	$8,176,824	$1,661,819	$1,689,742	$3,707,852

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,711	$472,428	$—	$1,722,788	$102,734	$21,121
Expenses:
Asset-based charges	42,763	394,858	291,433	1,304,444	1,057,899	53,061

Net Investment Income (Loss)	(22,052)	77,570	(291,433)	418,344	(955,165)	(31,940)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	45,092	(84,574)	2,677,779	605,457	6,944,038	78,343
Net realized gain distribution from the Portfolios	156,744	1,587,660	2,012,787	1,615,266	15,980,473	213,417

Net realized gain (loss)	201,836	1,503,086	4,690,566	2,220,723	22,924,511	291,760

Net change in unrealized appreciation (depreciation) of investments	513,163	(403,966)	1,823,151	1,045,023	13,125,106	193,590

Net Realized and Unrealized Gain (Loss) on Investments	714,999	1,099,120	6,513,717	3,265,746	36,049,617	485,350

Net Increase (Decrease) in Net Assets Resulting from Operations	$692,947	$1,176,690	$6,222,284	$3,684,090	$35,094,452	$453,410

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$24,004	$851,893	$705,746	$123,730	$223,038	$828,190
Expenses:
Asset-based charges	36,020	186,434	213,791	60,863	33,070	220,122

Net Investment Income (Loss)	(12,016)	665,459	491,955	62,867	189,968	608,068

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,758	(2,370,340)	(120,754)	(122,456)	(4,332)	(126,146)
Net realized gain distribution from the Portfolios	198,008	—	—	—	54,524	56,595

Net realized gain (loss)	206,766	(2,370,340)	(120,754)	(122,456)	50,192	(69,551)

Net change in unrealized appreciation (depreciation) of investments	(1,133)	1,507,685	273,038	466,550	201,458	513,560

Net Realized and Unrealized Gain (Loss) on Investments	205,633	(862,655)	152,284	344,094	251,650	444,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$193,617	$(197,196)	$644,239	$406,961	$441,618	$1,052,077

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$239	$7,450	$2,101,385	$95,801	$—	$7,525
Expenses:
Asset-based charges	932	598,153	333,033	59,301	24,258	16,508

Net Investment Income (Loss)	(693)	(590,703)	1,768,352	36,500	(24,258)	(8,983)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(17,087)	978,410	(847,176)	(1,454)	(35,483)	95,637
Net realized gain distribution from the Portfolios	—	2,879,747	—	98,862	—	143,664

Net realized gain (loss)	(17,087)	3,858,157	(847,176)	97,408	(35,483)	239,301

Net change in unrealized appreciation (depreciation) of investments	1,100	2,092,000	(1,652,838)	458,023	(131,236)	100,083

Net Realized and Unrealized Gain (Loss) on Investments	(15,987)	5,950,157	(2,500,014)	555,431	(166,719)	339,384

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,680)	$5,359,454	$(731,662)	$591,931	$(190,977)	$330,401

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$65,476	$324,379	$475,217	$161,876	$9,377,251	$30,267
Expenses:
Asset-based charges	48,813	172,837	164,724	68,339	1,488,542	14,139

Net Investment Income (Loss)	16,663	151,542	310,493	93,537	7,888,709	16,128

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(19,833)	(653,477)	505,013	(401,630)	(4,859,937)	(142,274)
Net realized gain distribution from the Portfolios	—	385,908	298,231	—	—	—

Net realized gain (loss)	(19,833)	(267,569)	803,244	(401,630)	(4,859,937)	(142,274)

Net change in unrealized appreciation (depreciation) of investments	(397,571)	223,085	524,698	44,152	(10,918,244)	153,378

Net Realized and Unrealized Gain (Loss) on Investments	(417,404)	(44,484)	1,327,942	(357,478)	(15,778,181)	11,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$(400,741)	$107,058	$1,638,435	$(263,941)	$(7,889,472)	$27,232

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$68,882	$98,732
Expenses:
Asset-based charges	11,224	185,670

Net Investment Income (Loss)	57,658	(86,938)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,752)	(1,686,461)
Net realized gain distribution from the Portfolios	—	—

Net realized gain (loss)	(5,752)	(1,686,461)

Net change in unrealized appreciation (depreciation) of investments	23,488	4,019,373

Net Realized and Unrealized Gain (Loss) on Investments	17,736	2,332,912

Net Increase (Decrease) in Net Assets Resulting from Operations	$75,394	$2,245,974

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$201,093	$538,705	$(47,834)	$122,641	$374,907	$535,084
Net realized gain (loss)	913,806	254,945	1,034,730	639,663	149,566	53,893
Net change in unrealized appreciation (depreciation) of investments	4,508,346	2,116,056	1,288,505	1,746,952	476,565	1,143,763

Net increase (decrease) in net assets resulting from operations	5,623,245	2,909,706	2,275,401	2,509,256	1,001,038	1,732,740

From Contractowners Transactions:
Payments received from contractowners	873,151	406,636	2,573,771	1,346,140	3,972,373	4,973,519
Transfers between Variable Investment Options including guaranteed interest account, net	(377,783)	(216,071)	856,125	83,654	3,384,261	1,747,516
Redemptions for contract benefits and terminations	(648,451)	(293,563)	(1,034,895)	(1,056,554)	(1,954,076)	(2,127,928)
Contract maintenance charges	(170)	(113)	(3,671)	(3,715)	(2,380)	(1,797)

Net increase (decrease) in net assets resulting from contractowners transactions	(153,253)	(103,111)	2,391,330	369,525	5,400,178	4,591,310

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	51	—	153	178

Net Increase (Decrease) in Net Assets	5,469,992	2,806,595	4,666,782	2,878,781	6,401,369	6,324,228
Net Assets — Beginning of Year or Period	15,138,281	12,331,686	18,146,250	15,267,469	30,371,953	24,047,725

Net Assets — End of Year or Period	$20,608,273	$15,138,281	$22,813,032	$18,146,250	$36,773,322	$30,371,953

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT ENERGY*		1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$209,604	$63,636	$110,087	$236,592	$(174,512)	$496,256
Net realized gain (loss)	(781,511)	(99,261)	(4,480,157)	(2,786,944)	(802,966)	118,789
Net change in unrealized appreciation (depreciation) of investments	(122,960)	402,821	1,862,873	8,186,767	297,375	613,735

Net increase (decrease) in net assets resulting from operations	(694,867)	367,196	(2,507,197)	5,636,415	(680,103)	1,228,780

From Contractowners Transactions:
Payments received from contractowners	286,508	321,201	670,206	1,062,669	754,751	1,190,616
Transfers between Variable Investment Options including guaranteed interest account, net	528,118	71,324	(1,425,241)	(840,059)	(1,368,536)	32,141
Redemptions for contract benefits and terminations	(191,385)	(309,589)	(2,841,124)	(2,891,615)	(1,463,883)	(1,678,579)
Contract maintenance charges	(221)	(313)	(98,332)	(129,404)	(1,692)	(1,756)

Net increase (decrease) in net assets resulting from contractowners transactions	623,020	82,623	(3,694,491)	(2,798,409)	(2,079,360)	(457,578)

Net Increase (Decrease) in Net Assets	(71,847)	449,819	(6,201,688)	2,838,006	(2,759,463)	771,202
Net Assets — Beginning of Year or Period	4,280,176	3,830,357	28,970,049	26,132,043	18,119,206	17,348,004

Net Assets — End of Year or Period	$4,208,329	$4,280,176	$22,768,361	$28,970,049	$15,359,743	$18,119,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,470,674)	$(2,104,390)	$733,141	$741,791	$46,695	$49,269
Net realized gain (loss)	5,869,980	12,333,059	(194,966)	(78,545)	30,530	155,386
Net change in unrealized appreciation (depreciation) of investments	13,794,555	42,147,337	515,329	1,061,021	(191,267)	389,062

Net increase (decrease) in net assets resulting from operations	18,193,861	52,376,006	1,053,504	1,724,267	(114,042)	593,717

From Contractowners Transactions:
Payments received from contractowners	11,198,933	16,655,465	2,171,161	3,437,069	200,742	766,004
Transfers between Variable Investment Options including guaranteed interest account, net	(8,843,278)	(3,561,351)	317,201	2,045,604	(68,822)	(593,653)
Redemptions for contract benefits and terminations	(24,193,791)	(26,253,113)	(1,693,412)	(1,368,206)	(304,409)	(364,052)
Contract maintenance charges	(34,274)	(37,273)	(2,366)	(1,788)	(202)	(87)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,872,410)	(13,196,272)	792,584	4,112,679	(172,691)	(191,788)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	45	151	—	10

Net Increase (Decrease) in Net Assets	(3,678,549)	39,179,734	1,846,133	5,837,097	(286,733)	401,939
Net Assets — Beginning of Year or Period	283,803,999	244,624,265	19,747,377	13,910,280	3,654,668	3,252,729

Net Assets — End of Year or Period	$280,125,450	$283,803,999	$21,593,510	$19,747,377	$3,367,935	$3,654,668

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*(a)		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(15,730)	$(3,996)	$3,537	$109,355	$(2,633)	$6,281
Net realized gain (loss)	324,587	82,959	73,445	161,670	(1,229)	541
Net change in unrealized appreciation (depreciation) of investments	464,974	4,142	3,239,410	734,909	49,218	5,875

Net increase (decrease) in net assets resulting from operations	773,831	83,105	3,316,392	1,005,934	45,356	12,697

From Contractowners Transactions:
Payments received from contractowners	485,208	680,356	18,427,957	16,197,624	418,771	340,512
Transfers between Variable Investment Options including guaranteed interest account, net	432,447	70,288	3,935,981	2,270,127	47,487	156,049
Redemptions for contract benefits and terminations	(178,393)	(10,797)	(324,494)	(119,216)	(9,999)	(2,447)
Contract maintenance charges	(304)	(26)	(293,503)	(600)	(68)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	738,958	739,821	21,745,941	18,347,935	456,191	494,111

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	48	28	878	676	25	16

Net Increase (Decrease) in Net Assets	1,512,837	822,954	25,063,211	19,354,545	501,572	506,824
Net Assets — Beginning of Year or Period	888,917	65,963	19,354,545	—	520,978	14,154

Net Assets — End of Year or Period	$2,401,754	$888,917	$44,417,756	$19,354,545	$1,022,550	$520,978

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*(b)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$170,020	$249,781	$10,724	$567,584	$84,869	$4,184
Net realized gain (loss)	(469,685)	12,770	(318,028)	203,326	(254,006)	65,775
Net change in unrealized appreciation (depreciation) of investments	(756,833)	281,009	(1,348,979)	1,733,627	2,911,776	48,171

Net increase (decrease) in net assets resulting from operations	(1,056,498)	543,560	(1,656,283)	2,504,537	2,742,639	118,130

From Contractowners Transactions:
Payments received from contractowners	423,920	533,759	1,459,814	1,359,289	701,654	1,109,310
Transfers between Variable Investment Options including guaranteed interest account, net	193,401	560,770	(207,612)	1,282,578	9,404,933	349,869
Redemptions for contract benefits and terminations	(458,331)	(390,218)	(1,204,425)	(1,365,770)	(610,896)	(43,923)
Contract maintenance charges	(608)	(707)	(1,523)	(1,690)	(55,880)	(44)

Net increase (decrease) in net assets resulting from contractowners transactions	158,382	703,604	46,254	1,274,407	9,439,811	1,415,212

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	20	—	54	3,253	48

Net Increase (Decrease) in Net Assets	(898,116)	1,247,184	(1,610,029)	3,778,998	12,185,703	1,533,390
Net Assets — Beginning of Year or Period	7,066,714	5,819,530	15,893,346	12,114,348	1,640,659	107,269

Net Assets — End of Year or Period	$6,168,598	$7,066,714	$14,283,317	$15,893,346	$13,826,362	$1,640,659

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT SMARTBETA EQUITY*(c)		1290 VT SOCIALLY RESPONSIBLE*		7TWELVETM BALANCED PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(45,036)	$209,313	$(25,589)	$(12,550)	$113,283	$(112,244)
Net realized gain (loss)	4,335,023	414,051	963,246	208,638	1,271,256	1,883,959
Net change in unrealized appreciation (depreciation) of investments	(2,569,581)	3,677,635	406,239	1,771,166	(583,311)	5,290,278

Net increase (decrease) in net assets resulting from operations	1,720,406	4,300,999	1,343,896	1,967,254	801,228	7,061,993

From Contractowners Transactions:
Payments received from contractowners	1,468,913	1,492,501	571,526	1,590,627	740,732	436,854
Transfers between Variable Investment Options including guaranteed interest account, net	11,533,206	(548,709)	(3,166,642)	(8,559)	(2,963,479)	(3,227,261)
Redemptions for contract benefits and terminations	(800,472)	(184,323)	(198,890)	(154,757)	(7,880,774)	(5,122,351)
Contract maintenance charges	(97,060)	(117)	(25,814)	(27,266)	(11,105)	(12,202)

Net increase (decrease) in net assets resulting from contractowners transactions	12,104,587	759,352	(2,819,820)	1,400,045	(10,114,626)	(7,924,960)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(16,433,491)	—	—	50	—	—

Net Increase (Decrease) in Net Assets	(2,608,498)	5,060,351	(1,475,924)	3,367,349	(9,313,398)	(862,967)
Net Assets — Beginning of Year or Period	20,960,481	15,900,130	9,552,514	6,185,165	55,052,594	55,915,561

Net Assets — End of Year or Period	$18,351,983	$20,960,481	$8,076,590	$9,552,514	$45,739,196	$55,052,594

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**		AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**		AB VPS GROWTH AND INCOME PORTFOLIO**
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,022	$33,289	$(17,900)	$(15,977)	$35,467	$(9,978)
Net realized gain (loss)	(106,078)	265,658	482,626	118,089	140,083	1,361,802
Net change in unrealized appreciation (depreciation) of investments	295,161	383,719	753,487	295,008	186,405	1,087,461

Net increase (decrease) in net assets resulting from operations	214,105	682,666	1,218,213	397,120	361,955	2,439,285

From Contractowners Transactions:
Payments received from contractowners	16,048	9,198	1,369,115	221,501	1,212,916	3,151,370
Transfers between Variable Investment Options including guaranteed interest account, net	(351,294)	(495,815)	1,649,364	130,490	(430,589)	1,097,815
Redemptions for contract benefits and terminations	(357,453)	(728,045)	(70,110)	(129,401)	(750,896)	(450,459)
Contract maintenance charges	(607)	(669)	(172)	(44)	(1,301)	(715)

Net increase (decrease) in net assets resulting from contractowners transactions	(693,306)	(1,215,331)	2,948,197	222,546	30,130	3,798,011

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	149	18	30	153

Net Increase (Decrease) in Net Assets	(479,201)	(532,665)	4,166,559	619,684	392,115	6,237,449
Net Assets — Beginning of Year or Period	4,064,312	4,596,977	1,929,460	1,309,776	15,319,791	9,082,342

Net Assets — End of Year or Period	$3,585,111	$4,064,312	$6,096,019	$1,929,460	$15,711,906	$15,319,791

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AB VPS INTERNATIONAL GROWTH PORTFOLIO**		AB VPS SMALL/MID CAP VALUE PORTFOLIO**		ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(22,104)	$(84,979)	$(17,149)	$(41,729)	$595,141	$(51,323)
Net realized gain (loss)	930,706	435,890	(143,087)	613,839	151,287	208,836
Net change in unrealized appreciation (depreciation) of investments	893,822	1,340,149	435,476	281,817	(246,064)	1,304,590

Net increase (decrease) in net assets resulting from operations	1,802,424	1,691,060	275,240	853,927	500,364	1,462,103

From Contractowners Transactions:
Payments received from contractowners	51,502	47,185	729,832	955,297	614,780	461,414
Transfers between Variable Investment Options including guaranteed interest account, net	(285,641)	(148,873)	55,330	293,354	(2,469)	(256,157)
Redemptions for contract benefits and terminations	(828,764)	(1,014,474)	(241,541)	(346,688)	(272,293)	(281,172)
Contract maintenance charges	(1,161)	(1,184)	(878)	(651)	(1,093)	(681)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,064,064)	(1,117,346)	542,743	901,312	338,925	(76,596)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	26	38	—	—

Net Increase (Decrease) in Net Assets	738,360	573,714	818,009	1,755,277	839,289	1,385,507
Net Assets — Beginning of Year or Period	7,713,486	7,139,772	6,014,625	4,259,348	5,228,607	3,843,100

Net Assets — End of Year or Period	$8,451,846	$7,713,486	$6,832,634	$6,014,625	$6,067,896	$5,228,607

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN CENTURY VP INFLATION PROTECTION FUND		AMERICAN CENTURY VP LARGE COMPANY VALUE		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,823	$95,619	$2,146	$8,480	$355,682	$561,536
Net realized gain (loss)	37,446	(23,065)	13,016	66,532	1,772,933	4,856,458
Net change in unrealized appreciation (depreciation) of investments	717,396	522,553	(10,118)	350,798	9,664,786	9,260,698

Net increase (decrease) in net assets resulting from operations	783,665	595,107	5,044	425,810	11,793,401	14,678,692

From Contractowners Transactions:
Payments received from contractowners	1,690,733	876,283	17,462	8,835	12,473,914	17,387,279
Transfers between Variable Investment Options including guaranteed interest account, net	1,247,984	114,133	209,669	120,639	737,869	291,027
Redemptions for contract benefits and terminations	(667,067)	(733,267)	(247,484)	(244,129)	(8,784,870)	(4,720,916)
Contract maintenance charges	(912)	(568)	(262)	(290)	(3,594)	(1,960)

Net increase (decrease) in net assets resulting from contractowners transactions	2,270,738	256,581	(20,615)	(114,945)	4,423,319	12,955,430

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	101	12	—	—	200	365

Net Increase (Decrease) in Net Assets	3,054,504	851,700	(15,571)	310,865	16,216,920	27,634,487
Net Assets — Beginning of Year or Period	8,757,477	7,905,777	1,992,311	1,681,446	97,749,716	70,115,229

Net Assets — End of Year or Period	$11,811,981	$8,757,477	$1,976,740	$1,992,311	$113,966,636	$97,749,716

The accompanying notes are an integral part of these financial statements.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$269,960	$389,978	$(181,080)	$(20,137)	$(253,248)	$(265,676)
Net realized gain (loss)	912,529	664	743,773	980,034	1,340,306	857,250
Net change in unrealized appreciation (depreciation) of investments	1,980,320	2,179,872	4,446,931	2,907,129	4,493,940	4,394,666

Net increase (decrease) in net assets resulting from operations	3,162,809	2,570,514	5,009,624	3,867,026	5,580,998	4,986,240

From Contractowners Transactions:
Payments received from contractowners	3,613,121	2,330,025	1,986,749	3,655,508	1,076,680	1,567,839
Transfers between Variable Investment Options including guaranteed interest account, net	6,866,464	1,877,146	(473,292)	131,900	(539,953)	(229,625)
Redemptions for contract benefits and terminations	(4,208,994)	(3,177,755)	(903,755)	(1,280,210)	(1,660,018)	(1,354,748)
Contract maintenance charges	(4,271)	(4,289)	(1,330)	(750)	(2,332)	(2,213)

Net increase (decrease) in net assets resulting from contractowners transactions	6,266,320	1,025,127	608,372	2,506,448	(1,125,623)	(18,747)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	202	—	201	79	153	—

Net Increase (Decrease) in Net Assets	9,429,331	3,595,641	5,618,197	6,373,553	4,455,528	4,967,493
Net Assets — Beginning of Year or Period	38,402,777	34,807,136	17,302,620	10,929,067	21,831,176	16,863,683

Net Assets — End of Year or Period	$47,832,108	$38,402,777	$22,920,817	$17,302,620	$26,286,704	$21,831,176

The accompanying notes are an integral part of these financial statements.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM		AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,392	$113,980	$19,448	$107,147	$10,362	$59,961
Net realized gain (loss)	687,512	2,572,664	2,557	191,063	359,815	319,005
Net change in unrealized appreciation (depreciation) of investments	2,955,826	2,363,034	529,928	1,246,347	(15,201)	645,380

Net increase (decrease) in net assets resulting from operations	3,670,730	5,049,678	551,933	1,544,557	354,976	1,024,346

From Contractowners Transactions:
Payments received from contractowners	6,431,639	5,653,140	1,259,610	1,892,315	93,841	222,398
Transfers between Variable Investment Options including guaranteed interest account, net	(276,940)	262,873	206,877	(86,963)	1,359,363	197,064
Redemptions for contract benefits and terminations	(2,059,460)	(1,119,736)	(604,863)	(476,316)	(1,801,705)	(704,979)
Contract maintenance charges	(1,639)	(1,160)	(873)	(597)	(601)	(636)

Net increase (decrease) in net assets resulting from contractowners transactions	4,093,600	4,795,117	860,751	1,328,439	(349,102)	(286,153)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	201	608	50	55	—	—

Net Increase (Decrease) in Net Assets	7,764,531	9,845,403	1,412,734	2,873,051	5,874	738,193
Net Assets — Beginning of Year or Period	28,985,857	19,140,454	9,749,572	6,876,521	7,183,011	6,444,818

Net Assets — End of Year or Period	$36,750,388	$28,985,857	$11,162,306	$9,749,572	$7,188,885	$7,183,011

The accompanying notes are an integral part of these financial statements.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND		BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(829,913)	$(341,182)	$(63,776)	$(113,748)	$(1,034,807)	$(819,435)
Net realized gain (loss)	2,413,091	3,297,588	6,630,005	3,077,123	7,394,224	5,305,424
Net change in unrealized appreciation (depreciation) of investments	12,370,051	11,161,347	11,889,956	13,023,271	20,159,236	10,741,984

Net increase (decrease) in net assets resulting from operations	13,953,229	14,117,753	18,456,185	15,986,646	26,518,653	15,227,973

From Contractowners Transactions:
Payments received from contractowners	5,072,475	6,274,425	5,153,232	4,600,372	6,197,820	4,439,788
Transfers between Variable Investment Options including guaranteed interest account, net	(1,291,909)	(172,008)	(3,725,706)	(4,330,851)	2,859,364	(6,528,988)
Redemptions for contract benefits and terminations	(4,976,434)	(5,127,418)	(12,201,719)	(13,103,584)	(5,732,836)	(4,665,105)
Contract maintenance charges	(6,412)	(5,711)	(11,533)	(12,198)	(7,881)	(7,437)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,202,280)	969,288	(10,785,726)	(12,846,261)	3,316,467	(6,761,742)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	334	17	256	(22)	457	—

Net Increase (Decrease) in Net Assets	12,751,283	15,087,058	7,670,715	3,140,363	29,835,577	8,466,231
Net Assets — Beginning of Year or Period	66,578,879	51,491,821	107,426,766	104,286,403	64,299,004	55,832,773

Net Assets — End of Year or Period	$79,330,162	$66,578,879	$115,097,481	$107,426,766	$94,134,581	$64,299,004

The accompanying notes are an integral part of these financial statements.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(364,268)	$(291,847)	$(87,258)	$(9,432)	$30,913	$68,672
Net realized gain (loss)	4,039,388	(159,789)	909,917	1,408,350	1,407,247	4,201,026
Net change in unrealized appreciation (depreciation) of investments	4,014,050	10,887,979	1,746,165	2,566,382	1,358,824	5,477,459

Net increase (decrease) in net assets resulting from operations	7,689,170	10,436,343	2,568,824	3,965,300	2,796,984	9,747,157

From Contractowners Transactions:
Payments received from contractowners	2,187,902	1,884,243	1,384,598	1,897,513	4,461,638	5,886,077
Transfers between Variable Investment Options including guaranteed interest account, net	(2,456,754)	(2,007,852)	(314,379)	201,503	(134,903)	1,188,908
Redemptions for contract benefits and terminations	(3,110,907)	(3,522,141)	(720,513)	(809,621)	(2,608,840)	(1,960,854)
Contract maintenance charges	(7,646)	(7,695)	(2,074)	(2,215)	(3,636)	(3,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,387,405)	(3,653,445)	347,632	1,287,180	1,714,259	5,110,734

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	47	61	96	195

Net Increase (Decrease) in Net Assets	4,301,765	6,782,898	2,916,503	5,252,541	4,511,339	14,858,086
Net Assets — Beginning of Year or Period	53,462,900	46,680,002	19,083,243	13,830,702	46,390,171	31,532,085

Net Assets — End of Year or Period	$57,764,665	$53,462,900	$21,999,746	$19,083,243	$50,901,510	$46,390,171

The accompanying notes are an integral part of these financial statements.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE VIP® DIVERSIFIED INCOME SERIES		DELAWARE VIP® EMERGING MARKETS SERIES
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(74,747)	$(51,860)	$347,711	$263,424	$(46,923)	$(41,975)
Net realized gain (loss)	144,168	83,512	242,110	(72,704)	136,319	67,763
Net change in unrealized appreciation (depreciation) of investments	831,475	1,312,327	1,679,811	1,461,867	1,773,970	1,060,213

Net increase (decrease) in net assets resulting from operations	900,896	1,343,979	2,269,632	1,652,587	1,863,366	1,086,001

From Contractowners Transactions:
Payments received from contractowners	416,210	432,072	3,682,600	2,727,155	1,358,252	1,232,822
Transfers between Variable Investment Options including guaranteed interest account, net	82,410	(73,263)	1,820,019	1,334,345	(610,658)	676,215
Redemptions for contract benefits and terminations	(305,127)	(192,922)	(1,937,403)	(1,400,868)	(347,666)	(395,880)
Contract maintenance charges	(833)	(861)	(1,411)	(903)	(772)	(259)

Net increase (decrease) in net assets resulting from contractowners transactions	192,660	165,026	3,563,805	2,659,729	399,156	1,512,898

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7	—	134	—	—	—

Net Increase (Decrease) in Net Assets	1,093,563	1,509,005	5,833,571	4,312,316	2,262,522	2,598,899
Net Assets — Beginning of Year or Period	5,779,478	4,270,473	22,642,901	18,330,585	6,977,617	4,378,718

Net Assets — End of Year or Period	$6,873,041	$5,779,478	$28,476,472	$22,642,901	$9,240,139	$6,977,617

The accompanying notes are an integral part of these financial statements.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	DELAWARE VIP® LIMITED- TERM DIVERSIFIED INCOME SERIES		EATON VANCE VT FLOATING-RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,265	$129,193	$1,009,251	$1,569,804	$(448,080)	$(332,619)
Net realized gain (loss)	20,572	(42,171)	(883,069)	(7,741)	4,959,519	4,233,239
Net change in unrealized appreciation (depreciation) of investments	278,327	267,948	(163,198)	1,187,306	2,611,540	9,372,053

Net increase (decrease) in net assets resulting from operations	341,164	354,970	(37,016)	2,749,369	7,122,979	13,272,673

From Contractowners Transactions:
Payments received from contractowners	1,454,431	1,677,548	4,348,790	7,843,796	279,432	660,236
Transfers between Variable Investment Options including guaranteed interest account, net	907,938	501,375	(2,277,272)	(1,620,545)	(2,054,098)	552,303
Redemptions for contract benefits and terminations	(975,406)	(978,144)	(3,518,152)	(3,130,085)	(4,985,815)	(7,413,602)
Contract maintenance charges	(834)	(616)	(3,640)	(2,698)	(1,067,449)	(1,142,394)

Net increase (decrease) in net assets resulting from contractowners transactions	1,386,129	1,200,163	(1,450,274)	3,090,468	(7,827,930)	(7,343,457)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,702	—	75	—	—	—

Net Increase (Decrease) in Net Assets	1,729,995	1,555,133	(1,487,215)	5,839,837	(704,951)	5,929,216
Net Assets — Beginning of Year or Period	11,451,130	9,895,997	52,066,319	46,226,482	64,843,103	58,913,887

Net Assets — End of Year or Period	$13,181,125	$11,451,130	$50,579,104	$52,066,319	$64,138,152	$64,843,103

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(717,863)	$8,932	$(422,746)	$(375,154)	$(1,388,869)	$(558,880)
Net realized gain (loss)	25,517,537	15,368,314	3,639,731	5,066,911	1,952,544	2,664,797
Net change in unrealized appreciation (depreciation) of investments	(4,188,309)	22,139,894	7,692,763	8,733,415	10,847,401	19,663,117

Net increase (decrease) in net assets resulting from operations	20,611,365	37,517,140	10,909,748	13,425,172	11,411,076	21,769,034

From Contractowners Transactions:
Payments received from contractowners	436,715	1,530,659	175,218	256,185	65,288,719	88,115,253
Transfers between Variable Investment Options including guaranteed interest account, net	(8,463,260)	(2,799,090)	(4,708,099)	1,999,876	13,556,454	10,428,021
Redemptions for contract benefits and terminations	(12,951,963)	(17,660,780)	(5,292,162)	(7,446,889)	(3,126,380)	(2,512,755)
Contract maintenance charges	(2,439,111)	(2,559,291)	(1,064,854)	(1,177,187)	(3,066,084)	(1,477,420)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,417,619)	(21,488,502)	(10,889,897)	(6,368,015)	72,652,709	94,553,099

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	3,013	3,580

Net Increase (Decrease) in Net Assets	(2,806,254)	16,028,638	19,851	7,057,157	84,066,798	116,325,713
Net Assets — Beginning of Year or Period	155,916,791	139,888,153	67,164,299	60,107,142	198,979,516	82,653,803

Net Assets — End of Year or Period	$153,110,537	$155,916,791	$67,184,150	$67,164,299	$283,046,314	$198,979,516

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,305,723)	$(3,153,103)	$(13,612,440)	$(7,004,721)	$(12,260)	$52,250
Net realized gain (loss)	10,233,795	8,296,104	249,827,852	112,129,728	13,348	16,928
Net change in unrealized appreciation (depreciation) of investments	11,206,727	97,021,852	(223,059,705)	227,205,716	(10,710)	(9,757)

Net increase (decrease) in net assets resulting from operations	19,134,799	102,164,853	13,155,707	332,330,723	(9,622)	59,421

From Contractowners Transactions:
Payments received from contractowners	55,817,357	84,753,146	54,118,345	92,783,993	1,812,703	2,033,333
Transfers between Variable Investment Options including guaranteed interest account, net	(6,308,921)	8,499,703	(184,610,723)	100,212,523	1,137,659	1,793,154
Redemptions for contract benefits and terminations	(20,192,753)	(19,678,845)	(156,330,298)	(181,926,907)	(1,222,815)	(871,397)
Contract maintenance charges	(12,055,451)	(10,692,236)	(39,897,085)	(44,585,823)	(436)	(235)

Net increase (decrease) in net assets resulting from contractowners transactions	17,260,232	62,881,768	(326,719,761)	(33,516,214)	1,727,111	2,954,855

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,333	1,640	320	(60)	50	99

Net Increase (Decrease) in Net Assets	36,396,364	165,048,261	(313,563,734)	298,814,449	1,717,539	3,014,375
Net Assets — Beginning of Year or Period	767,341,046	602,292,785	2,649,463,769	2,350,649,320	6,186,119	3,171,744

Net Assets — End of Year or Period	$803,737,410	$767,341,046	$2,335,900,035	$2,649,463,769	$7,903,658	$6,186,119

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*(d)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,064,791)	$(930,055)	$416,499	$50,666	$34,226,123	$7,787,932
Net realized gain (loss)	11,343,372	6,356,556	1,842,254	2,698,603	178,304,668	111,238,781
Net change in unrealized appreciation (depreciation) of investments	16,980,514	11,455,012	1,541,901	2,825,090	262,072,085	610,965,471

Net increase (decrease) in net assets resulting from operations	27,259,095	16,881,513	3,800,654	5,574,359	474,602,876	729,992,184

From Contractowners Transactions:
Payments received from contractowners	7,491,829	8,116,769	1,219,055	2,563,114	172,110,634	294,338,308
Transfers between Variable Investment Options including guaranteed interest account, net	(1,422,581)	(368,356)	(182,302)	(828,581)	(93,463,355)	124,901,038
Redemptions for contract benefits and terminations	(6,717,803)	(6,041,010)	(2,607,038)	(3,812,184)	(236,783,509)	(198,772,211)
Contract maintenance charges	(246,286)	(301,469)	(5,274)	(4,872)	(66,248,860)	(63,385,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(894,841)	1,405,934	(1,575,559)	(2,082,523)	(224,385,090)	157,082,121

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	295	—	—	—	459,955	2,537

Net Increase (Decrease) in Net Assets	26,364,549	18,287,447	2,225,095	3,491,836	250,677,741	887,076,842
Net Assets — Beginning of Year or Period	83,813,884	65,526,437	28,495,067	25,003,231	4,321,786,650	3,434,709,808

Net Assets — End of Year or Period	$110,178,433	$83,813,884	$30,720,162	$28,495,067	$4,572,464,391	$4,321,786,650

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 05, 2020.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/ALL ASSET GROWTH ALLOCATION*(e)		EQ/AMERICAN CENTURY MID CAP VALUE*(f)		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*(a)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$946,785	$138,093	$(125,596)	$708,768	$(109,112)	$123,218
Net realized gain (loss)	5,651,182	1,862,637	(756,972)	652,189	87,483	95,952
Net change in unrealized appreciation (depreciation) of investments	12,440,016	4,609,017	927,815	32,349,278	2,914,862	1,209,435

Net increase (decrease) in net assets resulting from operations	19,037,983	6,609,747	45,247	33,710,235	2,893,233	1,428,605

From Contractowners Transactions:
Payments received from contractowners	3,911,815	1,740,927	6,994,278	8,864,034	19,666,096	21,863,606
Transfers between Variable Investment Options including guaranteed interest account, net	105,081,851	(1,558,485)	1,953,755	(1,673,358)	6,027,977	2,359,446
Redemptions for contract benefits and terminations	(11,723,211)	(4,193,362)	(11,457,999)	(11,279,798)	(517,439)	(37,649)
Contract maintenance charges	(13,581)	(8,715)	(73,673)	(15,855)	(402,323)	(793)

Net increase (decrease) in net assets resulting from contractowners transactions	97,256,874	(4,019,635)	(2,583,639)	(4,104,977)	24,774,311	24,184,610

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7,957	56	780	—	975	896

Net Increase (Decrease) in Net Assets	116,302,814	2,590,168	(2,537,612)	29,605,258	27,668,519	25,614,111
Net Assets — Beginning of Year or Period	41,492,151	38,901,983	154,779,741	125,174,483	25,614,111	—

Net Assets — End of Year or Period	$157,794,965	$41,492,151	$152,242,129	$154,779,741	$53,282,630	$25,614,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.
(e)	EQ/All Asset Growth Allocation replaced CharterSM Aggressive Growth, CharterSM Growth, CharterSM Moderate and CharterSM Moderate Growth due to a merger on June 05, 2020.
(f)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*(a)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(33,863)	$65,490	$11,698,023	$3,559,814	$643,810	$752,123
Net realized gain (loss)	33,617	13,823	142,879,423	101,676,094	10,807,566	10,626,298
Net change in unrealized appreciation (depreciation) of investments	1,209,118	354,300	89,160,130	271,959,481	(10,963,882)	15,778,302

Net increase (decrease) in net assets resulting from operations	1,208,872	433,613	243,737,576	377,195,389	487,494	27,156,723

From Contractowners Transactions:
Payments received from contractowners	8,873,600	6,169,858	94,640,819	133,267,108	5,556,531	7,851,906
Transfers between Variable Investment Options including guaranteed interest account, net	2,701,308	1,879,089	(50,224,925)	119,710,181	(4,419,434)	(2,299,859)
Redemptions for contract benefits and terminations	(132,323)	(50,608)	(204,676,483)	(219,743,421)	(11,777,974)	(13,482,924)
Contract maintenance charges	(130,792)	(311)	(48,519,800)	(49,612,373)	(16,865)	(18,569)

Net increase (decrease) in net assets resulting from contractowners transactions	11,311,793	7,998,028	(208,780,389)	(16,378,505)	(10,657,742)	(7,949,446)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	500	301	685	(6)	—	109

Net Increase (Decrease) in Net Assets	12,521,165	8,431,942	34,957,872	360,816,878	(10,170,248)	19,207,386
Net Assets — Beginning of Year or Period	8,431,942	—	3,038,892,393	2,678,075,515	146,753,951	127,546,565

Net Assets — End of Year or Period	$20,953,107	$8,431,942	$3,073,850,265	$3,038,892,393	$136,583,703	$146,753,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CAPITAL GROUP RESEARCH*(g)		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(254,787)	$(167,995)	$(1,161,536)	$(1,123,329)	$(92,521)	$(57,360)
Net realized gain (loss)	2,008,300	3,147,806	10,599,306	5,718,073	189,345	(673,612)
Net change in unrealized appreciation (depreciation) of investments	1,783,807	1,791,494	11,166,186	16,132,849	2,086,770	2,194,127

Net increase (decrease) in net assets resulting from operations	3,537,320	4,771,305	20,603,956	20,727,593	2,183,594	1,463,155

From Contractowners Transactions:
Payments received from contractowners	114,948	172,061	2,106,237	3,250,779	1,327,328	871,178
Transfers between Variable Investment Options including guaranteed interest account, net	3,598,206	(267,613)	(5,622,889)	(1,914,541)	958,281	300,340
Redemptions for contract benefits and terminations	(2,221,959)	(2,815,850)	(9,959,292)	(8,736,531)	(316,143)	(770,840)
Contract maintenance charges	(167,901)	(106,958)	(219,169)	(260,463)	(57,504)	(58,748)

Net increase (decrease) in net assets resulting from contractowners transactions	1,323,294	(3,018,360)	(13,695,113)	(7,660,756)	1,911,962	341,930

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,412	—	—	—	48	—

Net Increase (Decrease) in Net Assets	4,862,026	1,752,945	6,908,843	13,066,837	4,095,604	1,805,085
Net Assets — Beginning of Year or Period	18,006,899	16,253,954	84,259,495	71,192,658	6,123,947	4,318,862

Net Assets — End of Year or Period	$22,868,925	$18,006,899	$91,168,338	$84,259,495	$10,219,551	$6,123,947

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(g)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 05, 2020.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*(h)(i)	EQ/CONSERVATIVE GROWTH STRATEGY*
	2020	2019	2020	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(128,836)	$135,815	$592,201	$3,947,704	$1,598,112
Net realized gain (loss)	6,894,678	5,253,195	1,401,369	56,262,317	37,070,049
Net change in unrealized appreciation (depreciation) of investments	8,059,024	10,934,654	508,537	40,566,749	105,272,828

Net increase (decrease) in net assets resulting from operations	14,824,866	16,323,664	2,502,107	100,776,770	143,940,989

From Contractowners Transactions:
Payments received from contractowners	9,932,270	9,622,261	4,978,054	53,087,385	78,760,242
Transfers between Variable Investment Options including guaranteed interest account, net	(1,963,307)	50,290	48,647,665	(633,220)	77,117,830
Redemptions for contract benefits and terminations	(5,057,103)	(4,905,211)	(2,489,898)	(93,314,923)	(100,576,154)
Contract maintenance charges	(12,127)	(10,481)	(1,212)	(21,759,033)	(21,773,046)

Net increase (decrease) in net assets resulting from contractowners transactions	2,899,733	4,756,859	51,134,609	(62,619,791)	33,528,872

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	251	161	3,184	371	(6)

Net Increase (Decrease) in Net Assets	17,724,850	21,080,684	53,639,900	38,157,350	177,469,855
Net Assets — Beginning of Year or Period	76,650,639	55,569,955	—	1,375,789,399	1,198,319,544

Net Assets — End of Year or Period	$94,375,489	$76,650,639	$53,639,900	$1,413,946,749	$1,375,789,399

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(h)	EQ/Conservative Allocation replaced CharterSM Conservative due to a merger on June 12, 2020.
(i)	Units were made available on June 12, 2020.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,443,762	$1,040,312	$332,822	$1,422,069	$12,014	$9,147
Net realized gain (loss)	18,918,969	8,120,596	4,804,273	(370,941)	66,169	(9,887)
Net change in unrealized appreciation (depreciation) of investments	23,016,722	36,063,707	7,969,981	13,032,464	72,075	81,912

Net increase (decrease) in net assets resulting from operations	43,379,453	45,224,615	13,107,076	14,083,592	150,258	81,172

From Contractowners Transactions:
Payments received from contractowners	31,792,727	34,231,330	14,661,357	14,063,044	1,355	16,970
Transfers between Variable Investment Options including guaranteed interest account, net	206,147,629	125,698,188	25,648,518	14,768,800	38,946	235,066
Redemptions for contract benefits and terminations	(125,567,769)	(103,822,861)	(34,060,692)	(33,051,065)	(128,715)	(261,722)
Contract maintenance charges	(13,095,507)	(11,437,210)	(4,139,980)	(4,449,384)	(35,356)	(35,252)

Net increase (decrease) in net assets resulting from contractowners transactions	99,277,080	44,669,447	2,109,203	(8,668,605)	(123,770)	(44,938)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	6,497	1,255	413	(11)	—	—

Net Increase (Decrease) in Net Assets	142,663,030	89,895,317	15,216,692	5,414,976	26,488	36,234
Net Assets — Beginning of Year or Period	672,358,741	582,463,424	304,829,420	299,414,444	1,477,299	1,441,065

Net Assets — End of Year or Period	$815,021,771	$672,358,741	$320,046,112	$304,829,420	$1,503,787	$1,477,299

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,779)	$23,284	$(87,407)	$1,201,717	$(1,145,759)	$(726,603)
Net realized gain (loss)	(19,167)	7,859	34,371,541	19,876,703	11,226,889	928,965
Net change in unrealized appreciation (depreciation) of investments	997,414	1,202,235	38,324,533	74,403,373	27,782,850	42,131,368

Net increase (decrease) in net assets resulting from operations	967,468	1,233,378	72,608,667	95,481,793	37,863,980	42,333,730

From Contractowners Transactions:
Payments received from contractowners	810,919	590,488	38,549,537	46,832,926	5,142,320	4,991,691
Transfers between Variable Investment Options including guaranteed interest account, net	(374,111)	(2,215)	(3,036,143)	7,045,043	(9,638,820)	(6,138,075)
Redemptions for contract benefits and terminations	(808,242)	(653,211)	(38,001,442)	(27,630,877)	(17,861,575)	(16,788,793)
Contract maintenance charges	(1,099)	(974)	(43,325)	(37,261)	(19,934)	(20,487)

Net increase (decrease) in net assets resulting from contractowners transactions	(372,533)	(65,912)	(2,531,373)	26,209,831	(22,378,009)	(17,955,664)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(5)	152	(26)	—	(8)

Net Increase (Decrease) in Net Assets	594,935	1,167,461	70,077,446	121,691,598	15,485,971	24,378,058
Net Assets — Beginning of Year or Period	8,608,978	7,441,517	439,309,754	317,618,156	175,393,546	151,015,488

Net Assets — End of Year or Period	$9,203,913	$8,608,978	$509,387,200	$439,309,754	$190,879,517	$175,393,546

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*(a)		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(68,063)	$117,952	$107,117	$109,531	$(391,003)	$(192,175)
Net realized gain (loss)	17,029	110,573	523,740	324,343	2,040,120	1,177,106
Net change in unrealized appreciation (depreciation) of investments	4,504,152	933,633	(379,753)	877,326	12,234,134	20,594,830

Net increase (decrease) in net assets resulting from operations	4,453,118	1,162,158	251,104	1,311,200	13,883,251	21,579,761

From Contractowners Transactions:
Payments received from contractowners	19,607,262	17,528,212	49,967	315,388	5,085,359	6,986,791
Transfers between Variable Investment Options including guaranteed interest account, net	7,986,459	5,437,369	112,686	454,548	(2,975,544)	3,568,845
Redemptions for contract benefits and terminations	(572,298)	(25,082)	(808,660)	(1,262,692)	(7,924,514)	(6,806,585)
Contract maintenance charges	(384,222)	—	(92,051)	(92,024)	(8,221)	(7,706)

Net increase (decrease) in net assets resulting from contractowners transactions	26,637,201	22,940,499	(738,058)	(584,780)	(5,822,920)	3,741,345

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,027	853	—	—	105	(691)

Net Increase (Decrease) in Net Assets	31,091,346	24,103,510	(486,954)	726,420	8,060,436	25,320,415
Net Assets — Beginning of Year or Period	24,103,510	—	9,674,266	8,947,846	101,033,516	75,713,101

Net Assets — End of Year or Period	$55,194,856	$24,103,510	$9,187,312	$9,674,266	$109,093,952	$101,033,516

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN STRATEGIC INCOME*		EQ/GLOBAL BOND PLUS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(59,721)	$(57,427)	$824,571	$1,507,062	$23,767	$(53,526)
Net realized gain (loss)	(272,399)	635,768	(26,422)	1,077,248	162,697	(37,902)
Net change in unrealized appreciation (depreciation) of investments	861,213	1,452,419	960,187	1,436,961	234,306	470,150

Net increase (decrease) in net assets resulting from operations	529,093	2,030,760	1,758,336	4,021,271	420,770	378,722

From Contractowners Transactions:
Payments received from contractowners	48,073	64,183	1,600,370	2,941,700	66,798	73,975
Transfers between Variable Investment Options including guaranteed interest account, net	(580,520)	432,338	(821,588)	827,570	(682,165)	86,873
Redemptions for contract benefits and terminations	(718,480)	(930,509)	(7,128,968)	(5,223,609)	(804,303)	(985,088)
Contract maintenance charges	(128,811)	(152,465)	(5,942)	(6,358)	(78,654)	(97,404)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,379,738)	(586,453)	(6,356,128)	(1,460,697)	(1,498,324)	(921,644)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	6	—	—

Net Increase (Decrease) in Net Assets	(850,645)	1,444,307	(4,597,792)	2,560,580	(1,077,554)	(542,922)
Net Assets —Beginning of Year or Period	10,160,576	8,716,269	59,232,067	56,671,487	7,736,563	8,279,485

Net Assets — End of Year or Period	$9,309,931	$10,160,576	$54,634,275	$59,232,067	$6,659,009	$7,736,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*(a)		EQ/GOLDMAN SACHS MID CAP VALUE*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(102,547)	$(20,123)	$(503,025)	$114,847	$(195,860)	$(156,452)
Net realized gain (loss)	1,099,185	882,901	1,486,929	995,287	381,306	694,006
Net change in unrealized appreciation (depreciation) of investments	266,641	2,101,161	6,186,166	2,597,867	1,290,142	6,166,074

Net increase (decrease) in net assets resulting from operations	1,263,279	2,963,939	7,170,070	3,708,001	1,475,588	6,703,628

From Contractowners Transactions:
Payments received from contractowners	45,381	192,663	51,497,903	54,607,645	912,540	896,454
Transfers between Variable Investment Options including guaranteed interest account, net	(994,517)	58,816	16,579,313	9,082,088	(917,313)	(685,365)
Redemptions for contract benefits and terminations	(1,004,370)	(1,342,395)	(1,467,241)	(280,536)	(2,882,435)	(3,036,370)
Contract maintenance charges	(172,269)	(194,025)	(1,082,089)	(5,803)	(3,584)	(4,016)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,125,775)	(1,284,941)	65,527,886	63,403,394	(2,890,792)	(2,829,297)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	2,605	2,288	—	—

Net Increase (Decrease) in Net Assets	(862,496)	1,678,998	72,700,561	67,113,683	(1,415,204)	3,874,331
Net Assets — Beginning of Year or Period	14,577,782	12,898,784	67,113,683	—	28,069,779	24,195,448

Net Assets — End of Year or Period	$13,715,286	$14,577,782	$139,814,244	$67,113,683	$26,654,575	$28,069,779

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,899,877)	$(1,888,868)	$29,656,045	$7,385,690	$(450,836)	$169,359
Net realized gain (loss)	12,867,331	45,462,632	257,690,003	151,980,380	2,406,451	108,771
Net change in unrealized appreciation (depreciation) of investments	21,004,789	41,789,864	189,941,421	590,853,105	1,157,523	2,721,254

Net increase (decrease) in net assets resulting from operations	25,972,243	85,363,628	477,287,469	750,219,175	3,113,138	2,999,384

From Contractowners Transactions:
Payments received from contractowners	53,910,922	75,631,824	141,468,835	252,287,695	5,608,480	5,222,919
Transfers between Variable Investment Options including guaranteed interest account, net	1,890,174	20,201,322	(121,477,466)	129,161,368	39,133,698	10,995,554
Redemptions for contract benefits and terminations	(20,106,615)	(16,462,453)	(285,723,411)	(267,033,751)	(13,342,249)	(16,481,180)
Contract maintenance charges	(10,355,385)	(8,803,672)	(74,961,426)	(74,458,181)	(1,636,889)	(1,739,859)

Net increase (decrease) in net assets resulting from contractowners transactions	25,339,096	70,567,021	(340,693,468)	39,957,131	29,763,040	(2,002,566)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,731	2,746	(169,282)	(6)	796	—

Net Increase (Decrease) in Net Assets	51,313,070	155,933,395	136,424,719	790,176,300	32,876,974	996,818
Net Assets — Beginning of Year or Period	660,492,734	504,559,339	4,807,352,526	4,017,176,226	112,960,596	111,963,778

Net Assets — End of Year or Period	$711,805,804	$660,492,734	$4,943,777,245	$4,807,352,526	$145,837,570	$112,960,596

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,174)	$66,575	$333,631	$756,210	$99,163	$692,609
Net realized gain (loss)	134,323	514,983	(168,272)	(357,896)	1,265,859	2,522,292
Net change in unrealized appreciation (depreciation) of investments	233,952	1,610,976	1,357,007	8,516,443	2,896,251	13,071,740

Net increase (decrease) in net assets resulting from operations	364,101	2,192,534	1,522,366	8,914,757	4,261,273	16,286,641

From Contractowners Transactions:
Payments received from contractowners	211,673	386,452	3,024,555	4,212,011	243,904	270,966
Transfers between Variable Investment Options including guaranteed interest account, net	(802,660)	337,912	1,807,640	357,739	1,335,156	(1,142,587)
Redemptions for contract benefits and terminations	(809,761)	(880,495)	(3,993,380)	(4,426,617)	(7,424,104)	(10,736,828)
Contract maintenance charges	(126,186)	(148,426)	(5,017)	(4,812)	(1,447,667)	(1,597,365)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,526,934)	(304,557)	833,798	138,321	(7,292,711)	(13,205,814)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	(39)	—	—

Net Increase (Decrease) in Net Assets	(1,162,833)	1,887,977	2,356,164	9,053,039	(3,031,438)	3,080,827
Net Assets — Beginning of Year or Period	12,657,189	10,769,212	52,233,889	43,180,850	90,138,672	87,057,845

Net Assets — End of Year or Period	$11,494,356	$12,657,189	$54,590,053	$52,233,889	$87,107,234	$90,138,672

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,746)	$19,019	$236,385	$336,855	$(1,167,508)	$(849,478)
Net realized gain (loss)	12,861	86,477	269,353	3,995,404	5,626,892	3,515,737
Net change in unrealized appreciation (depreciation) of investments	12,616	362,862	(2,458,322)	5,648,578	15,633,554	18,274,298

Net increase (decrease) in net assets resulting from operations	22,731	468,358	(1,952,584)	9,980,837	20,092,938	20,940,557

From Contractowners Transactions:
Payments received from contractowners	3,401	25,957	1,733,486	3,120,458	4,250,793	6,630,239
Transfers between Variable Investment Options including guaranteed interest account, net	(26,602)	(42,418)	(1,581,814)	1,869,431	(4,964,601)	(1,386,725)
Redemptions for contract benefits and terminations	(257,624)	(306,854)	(3,751,469)	(4,590,292)	(8,124,363)	(7,789,577)
Contract maintenance charges	(274)	(344)	(131,313)	(160,358)	(227,546)	(248,252)

Net increase (decrease) in net assets resulting from contractowners transactions	(281,099)	(323,659)	(3,731,110)	239,239	(9,065,717)	(2,794,315)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	15	(14)

Net Increase (Decrease) in Net Assets	(258,368)	144,699	(5,683,694)	10,220,076	11,027,236	18,146,228
Net Assets — Beginning of Year or Period	2,524,148	2,379,449	53,053,580	42,833,504	90,455,717	72,309,489

Net Assets — End of Year or Period	$2,265,780	$2,524,148	$47,369,886	$53,053,580	$101,482,953	$90,455,717

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INVESCO GLOBAL REAL ESTATE*		EQ/INVESCO INTERNATIONAL GROWTH*		EQ/INVESCO MODERATE ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$549,073	$2,177,820	$(228,557)	$134,677	$(3,722,403)	$(886,818)
Net realized gain (loss)	(1,056,056)	4,414,971	842,491	1,536,561	17,293,676	843,003
Net change in unrealized appreciation (depreciation) of investments	(9,693,301)	6,882,486	3,977,559	9,053,552	9,270,147	33,570,394

Net increase (decrease) in net assets resulting from operations	(10,200,284)	13,475,277	4,591,493	10,724,790	22,841,420	33,526,579

From Contractowners Transactions:
Payments received from contractowners	1,961,754	3,045,234	1,735,206	2,601,192	26,977,361	29,153,602
Transfers between Variable Investment Options including guaranteed interest account, net	(2,557,041)	(1,856,218)	(3,119,229)	(2,599,462)	4,674,400	4,173,267
Redemptions for contract benefits and terminations	(6,290,311)	(8,255,447)	(4,935,736)	(4,486,727)	(10,045,414)	(8,795,755)
Contract maintenance charges	(6,687)	(8,038)	(5,887)	(6,010)	(5,184,973)	(4,499,135)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,892,285)	(7,074,469)	(6,325,646)	(4,491,007)	16,421,374	20,031,979

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	(5)	(157)	918	654

Net Increase (Decrease) in Net Assets	(17,092,569)	6,400,808	(1,734,158)	6,233,626	39,263,712	53,559,212
Net Assets — Beginning of Year or Period	72,931,021	66,530,213	48,251,385	42,017,759	305,532,591	251,973,379

Net Assets — End of Year or Period	$55,838,452	$72,931,021	$46,517,227	$48,251,385	$344,796,303	$305,532,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INVESCO MODERATE GROWTH ALLOCATION*(a)		EQ/JANUS ENTERPRISE*(j)		EQ/JPMORGAN GROWTH ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(279,187)	$74,180	$(1,072,508)	$(854,137)	$(2,558,631)	$(434,788)
Net realized gain (loss)	2,570,331	733,774	11,710,353	5,165,959	4,458,773	2,993,791
Net change in unrealized appreciation (depreciation) of investments	2,875,518	620,782	4,649,329	13,449,164	16,056,882	12,466,501

Net increase (decrease) in net assets resulting from operations	5,166,662	1,428,736	15,287,174	17,760,986	17,957,024	15,025,504

From Contractowners Transactions:
Payments received from contractowners	19,551,613	26,278,126	5,322,689	4,781,932	51,686,583	67,358,136
Transfers between Variable Investment Options including guaranteed interest account, net	7,920,030	2,244,222	18,597,996	1,118,475	10,114,157	16,877,534
Redemptions for contract benefits and terminations	(566,732)	(46,388)	(7,229,522)	(5,921,506)	(2,881,214)	(1,649,214)
Contract maintenance charges	(479,217)	—	(346,244)	(246,276)	(2,605,349)	(1,270,705)

Net increase (decrease) in net assets resulting from contractowners transactions	26,425,694	28,475,960	16,344,919	(267,375)	56,314,177	81,315,751

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,136	1,057	3,763	—	2,305	2,963

Net Increase (Decrease) in Net Assets	31,593,492	29,905,753	31,635,856	17,493,611	74,273,506	96,344,218
Net Assets — Beginning of Year or Period	29,905,753	—	69,290,111	51,796,500	165,453,928	69,109,710

Net Assets — End of Year or Period	$61,499,245	$29,905,753	$100,925,967	$69,290,111	$239,727,434	$165,453,928

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.
(j)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(43,721)	$(24,693)	$(67,724)	$(23,005)	$(1,181,514)	$(670,028)
Net realized gain (loss)	(375,348)	586,745	1,212,990	931,980	17,530,472	10,012,428
Net change in unrealized appreciation (depreciation) of investments	3,538,215	4,271,644	(179,146)	1,321,528	19,847,898	16,766,165

Net increase (decrease) in net assets resulting from operations	3,119,146	4,833,696	966,120	2,230,503	36,196,856	26,108,565

From Contractowners Transactions:
Payments received from contractowners	4,011,510	4,514,730	6,928	66,826	9,083,031	7,441,094
Transfers between Variable Investment Options including guaranteed interest account, net	501,665	1,532,657	(393,779)	(103,422)	(8,325,583)	9,613,467
Redemptions for contract benefits and terminations	(1,909,154)	(2,957,060)	(787,974)	(635,425)	(10,273,309)	(7,288,398)
Contract maintenance charges	(156,803)	(184,738)	(179,195)	(193,994)	(12,277)	(10,291)

Net increase (decrease) in net assets resulting from contractowners transactions	2,447,218	2,905,589	(1,354,020)	(866,015)	(9,528,138)	9,755,872

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	261	—	—	—	149	469

Net Increase (Decrease) in Net Assets	5,566,625	7,739,285	(387,900)	1,364,488	26,668,867	35,864,906
Net Assets — Beginning of Year or Period	25,301,301	17,562,016	9,561,712	8,197,224	105,673,553	69,808,647

Net Assets — End of Year or Period	$30,867,926	$25,301,301	$9,173,812	$9,561,712	$132,342,420	$105,673,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(326,476)	$(251,759)	$283,973	$510,288	$50,510	$115,022
Net realized gain (loss)	5,822,259	3,375,263	143,416	3,887,572	1,365,581	2,206,061
Net change in unrealized appreciation (depreciation) of investments	530,490	3,374,903	(166,960)	6,472,584	(695,482)	2,400,420

Net increase (decrease) in net assets resulting from operations	6,026,273	6,498,407	260,429	10,870,444	720,609	4,721,503

From Contractowners Transactions:
Payments received from contractowners	288,761	471,448	3,874,257	4,722,071	634,701	725,483
Transfers between Variable Investment Options including guaranteed interest account, net	(3,136,584)	(145,703)	(200,134)	8,167,807	974,416	525,740
Redemptions for contract benefits and terminations	(1,950,953)	(2,046,474)	(5,339,215)	(4,179,476)	(1,134,871)	(1,758,681)
Contract maintenance charges	(394,976)	(422,439)	(5,374)	(5,027)	(234,961)	(261,236)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,193,752)	(2,143,168)	(1,670,466)	8,705,375	239,285	(768,694)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	101	—	102	—	—	—

Net Increase (Decrease) in Net Assets	832,622	4,355,239	(1,409,935)	19,575,819	959,894	3,952,809
Net Assets — Beginning of Year or Period	25,359,365	21,004,126	59,395,947	39,820,128	24,172,520	20,219,711

Net Assets — End of Year or Period	$26,191,987	$25,359,365	$57,986,012	$59,395,947	$25,132,414	$24,172,520

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LEGG MASON GROWTH ALLOCATION*(a)		EQ/LEGG MASON MODERATE ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$248,872	$1,023,777	$(44,090)	$128,885	$(1,718,875)	$(505,263)
Net realized gain (loss)	(818,337)	1,718,114	(11,881)	75,410	1,574,620	12,623,099
Net change in unrealized appreciation (depreciation) of investments	(3,424,179)	10,336,344	1,933,119	1,082,555	3,558,458	11,205,616

Net increase (decrease) in net assets resulting from operations	(3,993,644)	13,078,235	1,877,148	1,286,850	3,414,203	23,323,452

From Contractowners Transactions:
Payments received from contractowners	3,049,647	3,933,730	17,927,578	19,588,206	16,227,756	28,695,594
Transfers between Variable Investment Options including guaranteed interest account, net	(3,554,412)	(1,153,321)	3,904,536	3,214,486	(235,201)	933,878
Redemptions for contract benefits and terminations	(7,569,619)	(8,719,955)	(585,967)	(46,802)	(4,900,453)	(5,211,327)
Contract maintenance charges	(9,944)	(11,312)	(377,890)	(3,738)	(3,229,727)	(2,814,410)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,084,328)	(5,950,858)	20,868,257	22,752,152	7,862,375	21,603,735

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	773	836	304	720

Net Increase (Decrease) in Net Assets	(12,077,972)	7,127,377	22,746,178	24,039,838	11,276,882	44,927,907
Net Assets — Beginning of Year or Period	86,804,078	79,676,701	24,039,838	—	207,872,816	162,944,909

Net Assets — End of Year or Period	$74,726,106	$86,804,078	$46,786,016	$24,039,838	$219,149,698	$207,872,816

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on February 19, 2019.

FSA-138

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,295,624)	$(1,140,238)	$(594,569)	$(2,674)	$(2,558,264)	$(1,568,063)
Net realized gain (loss)	15,317,206	9,461,922	7,636,863	2,700,620	8,704,808	3,246,181
Net change in unrealized appreciation (depreciation) of investments	11,919,381	13,780,981	2,132,164	10,942,392	34,025,170	48,100,709

Net increase (decrease) in net assets resulting from operations	25,940,963	22,102,665	9,174,458	13,640,338	40,171,714	49,778,827

From Contractowners Transactions:
Payments received from contractowners	5,176,919	7,641,157	6,281,997	6,974,302	10,704,343	13,079,851
Transfers between Variable Investment Options including guaranteed interest account, net	(6,019,963)	(1,236,513)	(4,516,617)	4,174,019	(15,515,750)	(9,110,372)
Redemptions for contract benefits and terminations	(8,258,505)	(7,799,316)	(4,676,570)	(4,156,911)	(20,243,094)	(20,009,039)
Contract maintenance charges	(117,617)	(117,431)	(152,810)	(173,807)	(28,535)	(26,175)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,219,166)	(1,512,103)	(3,064,000)	6,817,603	(25,083,036)	(16,065,735)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	146	6	—	200	—	(5)

Net Increase (Decrease) in Net Assets	16,721,943	20,590,568	6,110,458	20,458,141	15,088,678	33,713,087
Net Assets — Beginning of Year or Period	95,466,508	74,875,940	71,013,724	50,555,583	245,460,422	211,747,335

Net Assets — End of Year or Period	$112,188,451	$95,466,508	$77,124,182	$71,013,724	$260,549,100	$245,460,422

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-139

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*(k)		EQ/MFS UTILITIES SERIES*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,075,501)	$(979,598)	$(1,712,896)	$(572,594)	$531,041	$866,001
Net realized gain (loss)	12,680,494	1,445,702	12,656,747	896,875	1,564,690	860,450
Net change in unrealized appreciation (depreciation) of investments	7,733,557	18,913,972	43,673,253	10,901,861	(679,188)	9,776,459

Net increase (decrease) in net assets resulting from operations	19,338,550	19,380,076	54,617,104	11,226,142	1,416,543	11,502,910

From Contractowners Transactions:
Payments received from contractowners	2,627,306	2,869,134	10,079,409	5,110,760	2,442,909	3,471,049
Transfers between Variable Investment Options including guaranteed interest account, net	(3,765,712)	4,756,041	120,082,553	733,013	(3,954,122)	1,032,426
Redemptions for contract benefits and terminations	(7,607,218)	(7,073,142)	(13,308,691)	(5,312,365)	(5,513,374)	(5,136,888)
Contract maintenance charges	(9,150)	(9,087)	(12,443)	(3,959)	(5,610)	(5,908)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,754,774)	542,946	116,840,828	527,449	(7,030,197)	(639,321)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	11,440	—	—	(298)

Net Increase (Decrease) in Net Assets	10,583,776	19,923,022	171,469,372	11,753,591	(5,613,654)	10,863,291
Net Assets — Beginning of Year or Period	76,772,890	56,849,868	44,874,905	33,121,314	61,086,433	50,223,142

Net Assets — End of Year or Period	$87,356,666	$76,772,890	$216,344,277	$44,874,905	$55,472,779	$61,086,433

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(k)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.

FSA-140

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(296,956)	$(195,095)	$(39,932)	$(9,925)	$1,759,082	$582,163
Net realized gain (loss)	4,075,293	4,784,743	(101,721)	1,097,190	8,895,973	8,018,946
Net change in unrealized appreciation (depreciation) of investments	7,383,315	15,136,666	406,265	2,434,088	6,493,564	12,908,956

Net increase (decrease) in net assets resulting from operations	11,161,652	19,726,314	264,612	3,521,353	17,148,619	21,510,065

From Contractowners Transactions:
Payments received from contractowners	7,458,797	9,450,710	432,981	582,915	16,312,305	22,141,104
Transfers between Variable Investment Options including guaranteed interest account, net	(2,992,313)	391,057	10,280	276,400	168,125	(4,429,231)
Redemptions for contract benefits and terminations	(8,313,010)	(7,797,276)	(1,184,207)	(1,106,729)	(14,010,397)	(14,114,474)
Contract maintenance charges	(10,779)	(10,270)	(215,906)	(234,430)	(32,097)	(30,356)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,857,305)	2,034,221	(956,852)	(481,844)	2,437,936	3,567,043

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	149	—	—	—	(69,608)	(4,310)

Net Increase (Decrease) in Net Assets	7,304,496	21,760,535	(692,240)	3,039,509	19,516,947	25,072,798
Net Assets — Beginning of Year or Period	104,164,588	82,404,053	17,345,344	14,305,835	177,750,040	152,677,242

Net Assets — End of Year or Period	$111,469,084	$104,164,588	$16,653,104	$17,345,344	$197,266,987	$177,750,040

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-141

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE- PLUS ALLOCATION*		EQ/MONEY MARKET*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$29,719,480	$5,797,665	$965,345	$222,961	$(2,163,097)	$231,627
Net realized gain (loss)	375,151,799	270,527,952	5,158,144	4,740,879	2,131	7,280
Net change in unrealized appreciation (depreciation) of investments	162,285,673	638,872,875	2,730,832	5,699,285	1,179	(5,324)

Net increase (decrease) in net assets resulting from operations	567,156,952	915,198,492	8,854,321	10,663,125	(2,159,787)	233,583

From Contractowners Transactions:
Payments received from contractowners	119,950,231	207,892,657	4,920,261	8,668,433	102,572,348	124,747,532
Transfers between Variable Investment Options including guaranteed interest account, net	(124,287,467)	112,087,546	4,980,464	(1,824,440)	36,165,466	(56,408,729)
Redemptions for contract benefits and terminations	(429,848,424)	(494,910,017)	(7,877,739)	(5,591,244)	(66,783,281)	(43,671,864)
Contract maintenance charges	(99,714,828)	(103,161,201)	(12,518)	(11,243)	(362,573)	(335,883)

Net increase (decrease) in net assets resulting from contractowners transactions	(533,900,488)	(278,091,015)	2,010,468	1,241,506	71,591,960	24,331,056

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(59,829)	—	157	—	68,258	70

Net Increase (Decrease) in Net Assets	33,196,635	637,107,477	10,864,946	11,904,631	69,500,431	24,564,709
Net Assets — Beginning of Year or Period	6,327,582,645	5,690,475,168	68,930,736	57,026,105	146,106,157	121,541,448

Net Assets — End of Year or Period	$6,360,779,280	$6,327,582,645	$79,795,682	$68,930,736	$215,606,588	$146,106,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-142

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MORGAN STANLEY SMALL CAP GROWTH*(l)(i)	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2020	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(92,467)	$(404,845)	$636,229	$(19,088)	$214,896
Net realized gain (loss)	3,029,584	684,760	143,676	2,771,790	907,926
Net change in unrealized appreciation (depreciation) of investments	4,053,523	2,376,288	863,958	1,572,130	2,072,764

Net increase (decrease) in net assets resulting from operations	6,990,640	2,656,203	1,643,863	4,324,832	3,195,586

From Contractowners Transactions:
Payments received from contractowners	71,259	3,744,318	2,868,695	1,344,267	1,234,735
Transfers between Variable Investment Options including guaranteed interest account, net	9,297,181	3,393,073	1,179,472	4,453,437	(1,073,853)
Redemptions for contract benefits and terminations	(425,683)	(2,752,876)	(2,005,704)	(6,404,906)	(6,179,075)
Contract maintenance charges	(80,506)	(3,426)	(2,789)	(6,375)	(6,668)

Net increase (decrease) in net assets resulting from contractowners transactions	8,862,251	4,381,089	2,039,674	(613,577)	(6,024,861)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,493	202	63	—	—

Net Increase (Decrease) in Net Assets	15,854,384	7,037,494	3,683,600	3,711,255	(2,829,275)
Net Assets — Beginning of Year or Period	—	28,579,527	24,895,927	45,626,557	48,455,832

Net Assets — End of Year or Period	$15,854,384	$35,617,021	$28,579,527	$49,337,812	$45,626,557

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(i)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(i)	Units were made available on June 12, 2020.

FSA-143

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/PIMCO TOTAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,188,301	$1,394,367	$(220,653)	$426,893	$17,312	$32,946
Net realized gain (loss)	10,178,693	5,587,682	(179,666)	46,644	1,198,937	142,083
Net change in unrealized appreciation (depreciation) of investments	2,075,285	4,900,059	355,925	44,890	(190,317)	858,642

Net increase (decrease) in net assets resulting from operations	13,442,279	11,882,108	(44,394)	518,427	1,025,932	1,033,671

From Contractowners Transactions:
Payments received from contractowners	20,097,382	15,995,817	3,491,128	5,083,644	209,251	751,106
Transfers between Variable Investment Options including guaranteed interest account, net	16,776,173	16,442,138	10,737,177	(346,456)	3,186,838	(170,850)
Redemptions for contract benefits and terminations	(21,051,468)	(19,047,607)	(6,665,839)	(6,598,809)	(1,702,632)	(1,998,205)
Contract maintenance charges	(18,664)	(17,338)	(25,486)	(28,682)	(498,170)	(543,903)

Net increase (decrease) in net assets resulting from contractowners transactions	15,803,423	13,373,010	7,536,980	(1,890,303)	1,195,287	(1,961,852)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	445	—	606	—	—	—

Net Increase (Decrease) in Net Assets	29,246,147	25,255,118	7,493,192	(1,371,876)	2,221,219	(928,181)
Net Assets — Beginning of Year or Period	190,593,706	165,338,588	43,365,471	44,737,347	25,403,857	26,332,038

Net Assets — End of Year or Period	$219,839,853	$190,593,706	$50,858,663	$43,365,471	$27,625,076	$25,403,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-144

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(172,597)	$(143,456)	$(4,280,556)	$(3,604,970)	$(2,375,233)	$(2,193,704)
Net realized gain (loss)	786,469	2,815,592	32,449,077	16,232,958	8,546,641	581,872
Net change in unrealized appreciation (depreciation) of investments	11,637,759	10,754,503	70,847,978	52,571,064	35,219,206	39,429,274

Net increase (decrease) in net assets resulting from operations	12,251,631	13,426,639	99,016,499	65,199,052	41,390,614	37,817,442

From Contractowners Transactions:
Payments received from contractowners	4,969,281	6,104,064	28,636,598	27,389,544	9,985,630	9,968,908
Transfers between Variable Investment Options including guaranteed interest account, net	(1,953,647)	(4,332,507)	(18,665,658)	8,537,332	(3,752,714)	(5,062,826)
Redemptions for contract benefits and terminations	(5,460,418)	(5,360,948)	(24,324,979)	(19,783,573)	(15,936,179)	(13,676,224)
Contract maintenance charges	(6,840)	(6,522)	(434,129)	(453,826)	(19,401)	(18,012)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,451,624)	(3,595,913)	(14,788,168)	15,689,477	(9,722,664)	(8,788,154)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(52,307)	(5)	156	(9)	—	—

Net Increase (Decrease) in Net Assets	9,747,700	9,830,721	84,228,487	80,888,520	31,667,950	29,029,288
Net Assets — Beginning of Year or Period	69,352,042	59,521,321	293,946,688	213,058,168	174,143,862	145,114,574

Net Assets — End of Year or Period	$79,099,742	$69,352,042	$378,175,175	$293,946,688	$205,811,812	$174,143,862

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-145

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/WELLINGTON ENERGY*		FEDERATED HERMES HIGH INCOME BOND FUND II
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,603,769)	$(3,365,717)	$254,864	$(100,764)	$1,182,953	$1,018,429
Net realized gain (loss)	85,678,991	32,082,461	(5,799,667)	(1,779,589)	(823,292)	(79,820)
Net change in unrealized appreciation (depreciation) of investments	(6,352,392)	1,996,847	(1,857,379)	1,866,515	688,044	1,796,474

Net increase (decrease) in net assets resulting from operations	70,722,830	30,713,591	(7,402,182)	(13,838)	1,047,705	2,735,083

From Contractowners Transactions:
Payments received from contractowners	3,049,095	(401)	1,075,056	1,067,369	3,636,037	4,266,106
Transfers between Variable Investment Options including guaranteed interest account, net	603,528,626	(574,378,832)	894,278	575,277	(1,049,856)	1,526,777
Redemptions for contract benefits and terminations	(95,184,345)	(57,937,737)	(1,726,859)	(2,241,764)	(2,313,562)	(1,589,645)
Contract maintenance charges	(30,732,886)	(13,557,987)	(1,749)	(3,218)	(2,100)	(1,344)

Net increase (decrease) in net assets resulting from contractowners transactions	480,660,490	(645,874,957)	240,726	(602,336)	270,519	4,201,894

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	29,842	(18,280)	—	(113)	668	—

Net Increase (Decrease) in Net Assets	551,413,162	(615,179,646)	(7,161,456)	(616,287)	1,318,892	6,936,977
Net Assets — Beginning of Year or Period	464,442,420	1,079,622,066	20,681,561	21,297,848	27,227,246	20,290,269

Net Assets — End of Year or Period	$1,015,855,582	$464,442,420	$13,520,105	$20,681,561	$28,546,138	$27,227,246

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-146

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FEDERATED HERMES KAUFMANN FUND II		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(285,335)	$(202,599)	$(3,703)	$(667)	$(2,480)	$2,983
Net realized gain (loss)	3,095,494	2,107,251	19,520	25,833	33,230	37,679
Net change in unrealized appreciation (depreciation) of investments	3,673,218	2,462,894	76,110	94,442	39,522	31,113

Net increase (decrease) in net assets resulting from operations	6,483,377	4,367,546	91,927	119,608	70,272	71,775

From Contractowners Transactions:
Payments received from contractowners	4,918,797	4,132,481	1,826	927	1,223	—
Transfers between Variable Investment Options including guaranteed interest account, net	(13,949)	1,881,656	(13,934)	59,837	156,678	121,696
Redemptions for contract benefits and terminations	(1,338,695)	(1,066,287)	(77,475)	(111,940)	(99,620)	(39,751)
Contract maintenance charges	(2,590)	(1,071)	(214)	(225)	(53)	(74)

Net increase (decrease) in net assets resulting from contractowners transactions	3,563,563	4,946,779	(89,797)	(51,401)	58,228	81,871

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	10,046,940	9,314,325	2,130	68,207	128,500	153,646
Net Assets — Beginning of Year or Period	21,658,089	12,343,764	664,853	596,646	587,507	433,861

Net Assets — End of Year or Period	$31,705,029	$21,658,089	$666,983	$664,853	$716,007	$587,507

The accompanying notes are an integral part of these financial statements.

FSA-147

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO		FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,108)	$3,158	$(5,990)	$5,331	$(5,912)	$4,861
Net realized gain (loss)	95,418	94,468	99,174	84,723	23,747	61,954
Net change in unrealized appreciation (depreciation) of investments	80,794	132,303	114,928	189,148	58,031	119,759

Net increase (decrease) in net assets resulting from operations	170,104	229,929	208,112	279,202	75,866	186,574

From Contractowners Transactions:
Payments received from contractowners	234,804	2,863	7,858	8,623	3,806	16,165
Transfers between Variable Investment Options including guaranteed interest account, net	(5,549)	19,466	17,333	2,679	672,712	211,924
Redemptions for contract benefits and terminations	(300,521)	(279,109)	(113,581)	(196,282)	(614,861)	(153,240)
Contract maintenance charges	(55)	(84)	(122)	(153)	(70)	(116)

Net increase (decrease) in net assets resulting from contractowners transactions	(71,321)	(256,864)	(88,512)	(185,133)	61,587	74,733

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	98,783	(26,935)	119,600	94,069	137,453	261,307
Net Assets — Beginning of Year or Period	1,328,308	1,355,243	1,580,901	1,486,832	1,069,496	808,189

Net Assets — End of Year or Period	$1,427,091	$1,328,308	$1,700,501	$1,580,901	$1,206,949	$1,069,496

The accompanying notes are an integral part of these financial statements.

FSA-148

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(741,785)	$(542,711)	$2,823,354	$2,766,313	$54,104	$68,035
Net realized gain (loss)	(2,121,716)	7,515,784	1,615,816	1,034,600	81,944	45,924
Net change in unrealized appreciation (depreciation) of investments	16,426,576	8,659,615	4,174,071	8,088,467	(57,863)	549,744

Net increase (decrease) in net assets resulting from operations	13,563,075	15,632,688	8,613,241	11,889,380	78,185	663,703

From Contractowners Transactions:
Payments received from contractowners	6,501,722	7,468,593	14,117,664	16,801,229	495,747	1,234,288
Transfers between Variable Investment Options including guaranteed interest account, net	(2,540,382)	(1,069,463)	913,589	10,701,412	218,231	597,923
Redemptions for contract benefits and terminations	(6,980,272)	(7,519,103)	(11,347,279)	(12,586,368)	(603,844)	(453,735)
Contract maintenance charges	(11,216)	(11,274)	(13,447)	(11,495)	(357)	(399)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,030,148)	(1,131,247)	3,670,527	14,904,778	109,777	1,378,077

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	133	—	237	470	103	749

Net Increase (Decrease) in Net Assets	10,533,060	14,501,441	12,284,005	26,794,628	188,065	2,042,529
Net Assets — Beginning of Year or Period	87,643,297	73,141,856	151,335,903	124,541,275	6,110,543	4,068,014

Net Assets — End of Year or Period	$98,176,357	$87,643,297	$163,619,908	$151,335,903	$6,298,608	$6,110,543

The accompanying notes are an integral part of these financial statements.

FSA-149

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$113,792	$176,809	$30,860	$738,914	$4,266,041	$4,013,571
Net realized gain (loss)	2,681,344	3,112,026	4,191,431	2,217,375	(1,447,403)	1,516,980
Net change in unrealized appreciation (depreciation) of investments	997,232	6,163,161	(2,112,994)	1,749,883	(4,247,994)	7,452,162

Net increase (decrease) in net assets resulting from operations	3,792,368	9,451,996	2,109,297	4,706,172	(1,429,356)	12,982,713

From Contractowners Transactions:
Payments received from contractowners	3,080,465	7,032,491	2,366,281	1,842,819	4,639,866	11,192,399
Transfers between Variable Investment Options including guaranteed interest account, net	(26,850)	5,203,342	(18,451)	(12,553,396)	(4,226,604)	3,565,738
Redemptions for contract benefits and terminations	(4,753,588)	(5,025,830)	(3,083,395)	(2,296,466)	(9,337,582)	(10,423,566)
Contract maintenance charges	(3,970)	(3,584)	(2,505)	(2,889)	(7,480)	(7,396)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,703,943)	7,206,419	(738,070)	(13,009,932)	(8,931,800)	4,327,175

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1,370	(176)	—	394

Net Increase (Decrease) in Net Assets	2,088,425	16,658,415	1,372,597	(8,303,936)	(10,361,156)	17,310,282
Net Assets — Beginning of Year or Period	63,555,021	46,896,606	21,389,262	29,693,198	104,757,659	87,447,377

Net Assets — End of Year or Period	$65,643,446	$63,555,021	$22,761,859	$21,389,262	$94,396,503	$104,757,659

The accompanying notes are an integral part of these financial statements.

FSA-150

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FRANKLIN MUTUAL SHARES VIP FUND		GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND		GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$155,246	$56,457	$63,217	$(8,756)	$(57)	$5,600
Net realized gain (loss)	(462,550)	1,097,578	22,864	(102,186)	24,966	7,138
Net change in unrealized appreciation (depreciation) of investments	(555,862)	1,095,408	(47,910)	313,178	4,955	8,963

Net increase (decrease) in net assets resulting from operations	(863,166)	2,249,443	38,171	202,236	29,864	21,701

From Contractowners Transactions:
Payments received from contractowners	552,188	808,088	156,370	360,710	531	2,021
Transfers between Variable Investment Options including guaranteed interest account, net	(85,062)	(247,134)	(126,677)	(245,158)	(82,621)	14,259
Redemptions for contract benefits and terminations	(1,333,023)	(1,530,761)	(306,073)	(357,764)	(199,206)	(113,824)
Contract maintenance charges	(1,218)	(1,452)	(357)	(271)	(65)	(68)

Net increase (decrease) in net assets resulting from contractowners transactions	(867,115)	(971,259)	(276,737)	(242,483)	(281,361)	(97,612)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(1,730,281)	1,278,184	(238,566)	(40,247)	(251,497)	(75,911)
Net Assets — Beginning of Year or Period	12,460,118	11,181,934	2,732,960	2,773,207	543,943	619,854

Net Assets — End of Year or Period	$10,729,837	$12,460,118	$2,494,394	$2,732,960	$292,446	$543,943

The accompanying notes are an integral part of these financial statements.

FSA-151

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	HARTFORD CAPITAL APPRECIATION HLS FUND		HARTFORD DISCIPLINED EQUITY HLS FUND(m)(n)	INVESCO V.I. AMERICAN FRANCHISE FUND
	2020	2019	2020	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(156,491)	$(68,579)	$(159,227)	$(9,280)	$(8,003)
Net realized gain (loss)	1,507,438	2,300,482	(1,220,016)	124,040	96,225
Net change in unrealized appreciation (depreciation) of investments	2,250,387	2,549,666	10,787,802	129,008	77,956

Net increase (decrease) in net assets resulting from operations	3,601,334	4,781,569	9,408,559	243,768	166,178

From Contractowners Transactions:
Payments received from contractowners	304,176	518,488	1,985,149	3,258	1,437
Transfers between Variable Investment Options including guaranteed interest account, net	(667,814)	(33,356)	68,436,772	(13,302)	(50,128)
Redemptions for contract benefits and terminations	(1,415,558)	(1,567,977)	(1,337,784)	(37,791)	(75,157)
Contract maintenance charges	(2,267)	(2,268)	(1,730)	(44)	(48)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,781,463)	(1,085,113)	69,082,407	(47,879)	(123,896)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(27)	2,907	—	—

Net Increase (Decrease) in Net Assets	1,819,871	3,696,429	78,493,873	195,889	42,282
Net Assets — Beginning of Year or Period	20,411,822	16,715,393	—	597,743	555,461

Net Assets — End of Year or Period	$22,231,693	$20,411,822	$78,493,873	$793,632	$597,743

The accompanying notes are an integral part of these financial statements.

(m)	Hartford Disciplined Equity HLS Fund replaced Hartford Growth Opportunities HLS Fund due to a merger on September 18, 2020.
(n)	Units were made available on September 18, 2020.

FSA-152

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. BALANCED- RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. EQUITY AND INCOME FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$815,356	$(129,087)	$820,200	$832,767	$170,207	$183,136
Net realized gain (loss)	444,330	(156,860)	1,450,807	4,675,615	861,058	1,383,987
Net change in unrealized appreciation (depreciation) of investments	(211,231)	1,653,947	(3,996,889)	8,241,217	553,711	1,313,096

Net increase (decrease) in net assets resulting from operations	1,048,455	1,368,000	(1,725,882)	13,749,599	1,584,976	2,880,219

From Contractowners Transactions:
Payments received from contractowners	1,106,642	2,198,402	1,609,274	2,335,284	1,633,409	1,977,569
Transfers between Variable Investment Options including guaranteed interest account, net	54,904	(382,492)	(3,069,770)	(3,230,060)	(12,293)	183,555
Redemptions for contract benefits and terminations	(919,314)	(646,659)	(5,330,196)	(5,995,454)	(1,043,927)	(761,487)
Contract maintenance charges	(643)	(488)	(6,675)	(7,599)	(2,136)	(2,261)

Net increase (decrease) in net assets resulting from contractowners transactions	241,589	1,168,763	(6,797,367)	(6,897,829)	575,053	1,397,376

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	110	—	—	49	59

Net Increase (Decrease) in Net Assets	1,290,044	2,536,873	(8,523,249)	6,851,770	2,160,078	4,277,654
Net Assets — Beginning of Year or Period	12,146,966	9,610,093	69,098,400	62,246,630	19,492,096	15,214,442

Net Assets — End of Year or Period	$13,437,010	$12,146,966	$60,575,151	$69,098,400	$21,652,174	$19,492,096

The accompanying notes are an integral part of these financial statements.

FSA-153

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(80,880)	$(73,729)	$1,890,203	$2,017,861	$(98,067)	$(138,226)
Net realized gain (loss)	305,632	(115,731)	(1,533,649)	(168,567)	1,488,723	1,010,564
Net change in unrealized appreciation (depreciation) of investments	762,219	1,947,575	(46,209)	2,808,188	(698,436)	1,607,148

Net increase (decrease) in net assets resulting from operations	986,971	1,758,115	310,345	4,657,482	692,220	2,479,486

From Contractowners Transactions:
Payments received from contractowners	1,239,838	1,344,501	3,705,317	4,881,836	844,959	642,715
Transfers between Variable Investment Options including guaranteed interest account, net	199,265	34,959	(2,488,404)	2,905,770	(805,393)	(294,808)
Redemptions for contract benefits and terminations	(1,160,247)	(645,762)	(3,602,781)	(3,837,617)	(1,065,036)	(1,316,018)
Contract maintenance charges	(500)	(277)	(4,849)	(4,451)	(1,611)	(1,823)

Net increase (decrease) in net assets resulting from contractowners transactions	278,356	733,421	(2,390,717)	3,945,538	(1,027,081)	(969,934)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	923	—	—	—

Net Increase (Decrease) in Net Assets	1,265,327	2,491,536	(2,079,449)	8,603,020	(334,861)	1,509,552
Net Assets — Beginning of Year or Period	7,860,882	5,369,346	47,392,219	38,789,199	12,442,915	10,933,363

Net Assets — End of Year or Period	$9,126,209	$7,860,882	$45,312,770	$47,392,219	$12,108,054	$12,442,915

The accompanying notes are an integral part of these financial statements.

FSA-154

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ASSET STRATEGY		IVY VIP GLOBAL EQUITY INCOME
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(278,620)	$(270,630)	$175,696	$226,646	$118,126	$185,736
Net realized gain (loss)	1,463,115	1,917,734	(43,668)	105,463	(1,175,115)	2,346,228
Net change in unrealized appreciation (depreciation) of investments	4,760,184	2,714,177	3,362,072	5,851,531	985,310	(69,454)

Net increase (decrease) in net assets resulting from operations	5,944,679	4,361,281	3,494,100	6,183,640	(71,679)	2,462,510

From Contractowners Transactions:
Payments received from contractowners	1,965,541	2,055,770	469,256	548,677	142,631	206,948
Transfers between Variable Investment Options including guaranteed interest account, net	(362,029)	282,596	(1,776,228)	(1,005,902)	(667,164)	(557,268)
Redemptions for contract benefits and terminations	(1,474,954)	(1,610,954)	(3,323,376)	(3,621,043)	(1,148,685)	(1,954,434)
Contract maintenance charges	(2,476)	(2,514)	(3,377)	(3,657)	(1,320)	(1,482)

Net increase (decrease) in net assets resulting from contractowners transactions	126,082	724,898	(4,633,725)	(4,081,925)	(1,674,538)	(2,306,236)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	6,070,761	5,086,179	(1,139,625)	2,101,715	(1,746,217)	156,274
Net Assets — Beginning of Year or Period	22,455,585	17,369,406	34,476,095	32,374,380	12,635,248	12,478,974

Net Assets — End of Year or Period	$28,526,346	$22,455,585	$33,336,470	$34,476,095	$10,889,031	$12,635,248

The accompanying notes are an integral part of these financial statements.

FSA-155

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	IVY VIP HIGH INCOME		IVY VIP NATURAL RESOURCES		IVY VIP SMALL CAP GROWTH
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,513,721	$6,517,705	$43,961	$(29,587)	$(449,633)	$(483,390)
Net realized gain (loss)	(4,964,156)	(2,401,202)	(914,163)	(535,376)	(652,684)	365,617
Net change in unrealized appreciation (depreciation) of investments	2,661,040	7,384,258	(76,859)	1,110,788	11,699,436	6,750,796

Net increase (decrease) in net assets resulting from operations	4,210,605	11,500,761	(947,061)	545,825	10,597,119	6,633,023

From Contractowners Transactions:
Payments received from contractowners	4,132,688	6,333,328	97,276	114,782	386,938	685,270
Transfers between Variable Investment Options including guaranteed interest account, net	(6,694,962)	(2,403,903)	(306,570)	(274,365)	(1,586,842)	(937,910)
Redemptions for contract benefits and terminations	(11,193,475)	(12,284,194)	(705,140)	(946,142)	(3,435,105)	(3,825,665)
Contract maintenance charges	(13,509)	(15,066)	(853)	(1,141)	(4,180)	(4,695)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,769,258)	(8,369,835)	(915,287)	(1,106,866)	(4,639,189)	(4,083,000)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	(109,845)	—

Net Increase (Decrease) in Net Assets	(9,558,653)	3,130,926	(1,862,348)	(561,041)	5,848,085	2,550,023
Net Assets — Beginning of Year or Period	124,970,478	121,839,552	6,477,587	7,038,628	34,021,455	31,471,432

Net Assets — End of Year or Period	$115,411,825	$124,970,478	$4,615,239	$6,477,587	$39,869,540	$34,021,455

The accompanying notes are an integral part of these financial statements.

FSA-156

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$675,106	$671,893	$480,726	$505,781	$149,910	$90,015
Net realized gain (loss)	6,062,987	4,327,909	154,113	(73,403)	1,760,884	1,021,491
Net change in unrealized appreciation (depreciation) of investments	14,815,617	15,928,111	2,289,638	1,767,235	(1,226,328)	2,089,257

Net increase (decrease) in net assets resulting from operations	21,553,710	20,927,913	2,924,477	2,199,613	684,466	3,200,763

From Contractowners Transactions:
Payments received from contractowners	34,581,723	41,558,579	7,603,117	3,368,560	2,788,788	2,127,912
Transfers between Variable Investment Options including guaranteed interest account, net	13,926,668	9,197,695	5,201,111	286,902	1,159,581	2,704,059
Redemptions for contract benefits and terminations	(10,732,493)	(6,776,709)	(2,597,906)	(1,881,454)	(1,485,649)	(1,281,855)
Contract maintenance charges	(5,326)	(3,871)	(2,157)	(1,709)	(1,058)	(702)

Net increase (decrease) in net assets resulting from contractowners transactions	37,770,572	43,975,694	10,204,165	1,772,299	2,461,662	3,549,414

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,137	1,428	802	76	145	122

Net Increase (Decrease) in Net Assets	59,325,419	64,905,035	13,129,444	3,971,988	3,146,273	6,750,299
Net Assets — Beginning of Year or Period	149,061,948	84,156,913	30,823,566	26,851,578	17,817,985	11,067,686

Net Assets — End of Year or Period	$208,387,367	$149,061,948	$43,953,010	$30,823,566	$20,964,258	$17,817,985

The accompanying notes are an integral part of these financial statements.

FSA-157

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$131,567	$205,865	$547,260	$419,558	$3,791,932	$3,952,991
Net realized gain (loss)	688,626	382,782	18,996	311,068	(635,280)	92,941
Net change in unrealized appreciation (depreciation) of investments	3,229,156	2,656,579	362,724	1,944,818	5,020,172	11,422,696

Net increase (decrease) in net assets resulting from operations	4,049,349	3,245,226	928,980	2,675,444	8,176,824	15,468,628

From Contractowners Transactions:
Payments received from contractowners	1,965,151	2,642,299	3,192,662	4,613,742	14,321,019	17,065,664
Transfers between Variable Investment Options including guaranteed interest account, net	(74,929)	(372,417)	(151,849)	1,202,466	(6,655,328)	4,025,626
Redemptions for contract benefits and terminations	(1,423,220)	(2,080,629)	(2,161,256)	(1,879,107)	(11,293,560)	(10,574,304)
Contract maintenance charges	(884)	(833)	(332)	(316)	(11,710)	(10,204)

Net increase (decrease) in net assets resulting from contractowners transactions	466,118	188,420	879,225	3,936,785	(3,639,579)	10,506,782

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	50	13	—	148	—	335

Net Increase (Decrease) in Net Assets	4,515,517	3,433,659	1,808,205	6,612,377	4,537,245	25,975,745
Net Assets — Beginning of Year or Period	24,992,134	21,558,475	26,404,368	19,791,991	153,267,156	127,291,411

Net Assets — End of Year or Period	$29,507,651	$24,992,134	$28,212,573	$26,404,368	$157,804,401	$153,267,156

The accompanying notes are an integral part of these financial statements.

FSA-158

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(70,407)	$(69,082)	$(126,644)	$(114,888)	$(230,703)	$(173,990)
Net realized gain (loss)	723,642	409,349	963,524	1,091,889	3,143,356	1,690,679
Net change in unrealized appreciation (depreciation) of investments	1,008,584	1,023,250	852,862	2,491,255	795,199	3,550,330

Net increase (decrease) in net assets resulting from operations	1,661,819	1,363,517	1,689,742	3,468,256	3,707,852	5,067,019

From Contractowners Transactions:
Payments received from contractowners	87,723	102,585	1,103,902	1,252,683	1,346,828	1,517,235
Transfers between Variable Investment Options including guaranteed interest account, net	929,625	(29,569)	(719,727)	(143,254)	(1,297,376)	1,668,455
Redemptions for contract benefits and terminations	(586,832)	(860,336)	(1,711,531)	(1,421,830)	(1,521,061)	(1,808,012)
Contract maintenance charges	(493)	(578)	(1,523)	(1,365)	(1,900)	(1,733)

Net increase (decrease) in net assets resulting from contractowners transactions	430,023	(787,898)	(1,328,879)	(313,766)	(1,473,509)	1,375,945

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	115	—	122	8

Net Increase (Decrease) in Net Assets	2,091,842	575,619	360,978	3,154,490	2,234,465	6,442,972
Net Assets — Beginning of Year or Period	4,687,844	4,112,225	15,345,638	12,191,148	19,803,264	13,360,292

Net Assets — End of Year or Period	$6,779,686	$4,687,844	$15,706,616	$15,345,638	$22,037,729	$19,803,264

The accompanying notes are an integral part of these financial statements.

FSA-159

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MFS® RESEARCH SERIES		MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(22,052)	$(15,523)	$77,570	$258,581	$(291,433)	$(120,887)
Net realized gain (loss)	201,836	309,326	1,503,086	1,577,051	4,690,566	2,704,267
Net change in unrealized appreciation (depreciation) of investments	513,163	450,515	(403,966)	5,643,365	1,823,151	2,408,380

Net increase (decrease) in net assets resulting from operations	692,947	744,318	1,176,690	7,478,997	6,222,284	4,991,760

From Contractowners Transactions:
Payments received from contractowners	517,227	317,839	4,729,936	4,825,104	858,922	1,244,555
Transfers between Variable Investment Options including guaranteed interest account, net	474,939	(280,011)	1,263,549	(259,988)	(3,917,641)	346,274
Redemptions for contract benefits and terminations	(345,141)	(151,467)	(2,015,729)	(1,850,310)	(1,031,221)	(1,060,551)
Contract maintenance charges	(288)	(184)	(4,077)	(2,836)	(267,387)	(274,575)

Net increase (decrease) in net assets resulting from contractowners transactions	646,737	(113,823)	3,973,679	2,711,970	(4,357,327)	255,703

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	150	99	(70,001)	—

Net Increase (Decrease) in Net Assets	1,339,684	630,495	5,150,519	10,191,066	1,794,956	5,247,463
Net Assets — Beginning of Year or Period	3,212,304	2,581,809	35,850,048	25,658,982	21,051,652	15,804,189

Net Assets — End of Year or Period	$4,551,988	$3,212,304	$41,000,567	$35,850,048	$22,846,608	$21,051,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-160

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$418,344	$692,759	$(955,165)	$(706,650)	$(31,940)	$(45,544)
Net realized gain (loss)	2,220,723	523,062	22,924,511	9,075,634	291,760	221,179
Net change in unrealized appreciation (depreciation) of investments	1,045,023	4,618,795	13,125,106	9,809,083	193,590	750,061

Net increase (decrease) in net assets resulting from operations	3,684,090	5,834,616	35,094,452	18,178,067	453,410	925,696

From Contractowners Transactions:
Payments received from contractowners	727,296	1,675,659	9,977,242	6,787,921	329,640	457,809
Transfers between Variable Investment Options including guaranteed interest account, net	(6,744,325)	7,800,097	(4,358,491)	575,026	(151,194)	(272,493)
Redemptions for contract benefits and terminations	(6,870,297)	(8,295,968)	(4,643,360)	(3,248,643)	(365,007)	(256,713)
Contract maintenance charges	(1,936,910)	(2,201,046)	(330,753)	(329,449)	(438)	(407)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,824,236)	(1,021,258)	644,638	3,784,855	(186,999)	(71,804)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(6)	290	153	109	(8)

Net Increase (Decrease) in Net Assets	(11,140,146)	4,813,352	35,739,380	21,963,075	266,520	853,884
Net Assets — Beginning of Year or Period	103,098,831	98,285,479	70,865,034	48,901,959	4,470,392	3,616,508

Net Assets — End of Year or Period	$91,958,685	$103,098,831	$106,604,414	$70,865,034	$4,736,912	$4,470,392

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-161

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,016)	$(31,267)	$665,459	$473,013	$491,955	$519,856
Net realized gain (loss)	206,766	9,106	(2,370,340)	(2,098,162)	(120,754)	(197,026)
Net change in unrealized appreciation (depreciation) of investments	(1,133)	380,140	1,507,685	3,114,277	273,038	1,848,871

Net increase (decrease) in net assets resulting from operations	193,617	357,979	(197,196)	1,489,128	644,239	2,171,701

From Contractowners Transactions:
Payments received from contractowners	210,756	222,513	1,140,822	1,366,161	492,834	551,653
Transfers between Variable Investment Options including guaranteed interest account, net	(117,308)	28,274	(934,768)	(302,084)	(773,070)	(99,548)
Redemptions for contract benefits and terminations	(179,202)	(160,255)	(1,547,230)	(1,804,828)	(1,813,426)	(2,364,890)
Contract maintenance charges	(248)	(203)	(1,677)	(1,803)	(1,794)	(1,988)

Net increase (decrease) in net assets resulting from contractowners transactions	(86,002)	90,329	(1,342,853)	(742,554)	(2,095,456)	(1,914,773)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	285	5

Net Increase (Decrease) in Net Assets	107,615	448,308	(1,540,049)	746,574	(1,450,932)	256,933
Net Assets — Beginning of Year or Period	2,999,264	2,550,956	16,170,784	15,424,210	17,445,305	17,188,372

Net Assets — End of Year or Period	$3,106,879	$2,999,264	$14,630,735	$16,170,784	$15,994,373	$17,445,305

The accompanying notes are an integral part of these financial statements.

FSA-162

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)		PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$62,867	$54,913	$189,968	$21,781	$608,068	$110,577
Net realized gain (loss)	(122,456)	(37,592)	50,192	2,733	(69,551)	11,726
Net change in unrealized appreciation (depreciation) of investments	466,550	198,897	201,458	267,741	513,560	163,758

Net increase (decrease) in net assets resulting from operations	406,961	216,218	441,618	292,255	1,052,077	286,061

From Contractowners Transactions:
Payments received from contractowners	597,225	1,141,449	151,694	1,207,393	8,666,931	9,133,183
Transfers between Variable Investment Options including guaranteed interest account, net	(260,923)	352,214	164,626	(13,022)	979,635	3,467,370
Redemptions for contract benefits and terminations	(556,393)	(308,030)	(139,004)	(144,612)	(1,449,190)	(513,729)
Contract maintenance charges	(444)	(305)	(105)	(52)	(488)	(40)

Net increase (decrease) in net assets resulting from contractowners transactions	(220,535)	1,185,328	177,211	1,049,707	8,196,888	12,086,784

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	327	—	—	88	2,014	738

Net Increase (Decrease) in Net Assets	186,753	1,401,546	618,829	1,342,050	9,250,979	12,373,583
Net Assets — Beginning of Year or Period	5,463,725	4,062,179	2,818,274	1,476,224	12,788,215	414,632

Net Assets — End of Year or Period	$5,650,478	$5,463,725	$3,437,103	$2,818,274	$22,039,194	$12,788,215

The accompanying notes are an integral part of these financial statements.

FSA-163

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	PROFUND VP BEAR		PROFUND VP BIOTECHNOLOGY		PUTNAM VT DIVERSIFIED INCOME FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(693)	$(1,252)	$(590,703)	$(575,017)	$1,768,352	$434,405
Net realized gain (loss)	(17,087)	(61,744)	3,858,157	522,320	(847,176)	5,202
Net change in unrealized appreciation (depreciation) of investments	1,100	30,242	2,092,000	5,622,015	(1,652,838)	1,763,010

Net increase (decrease) in net assets resulting from operations	(16,680)	(32,754)	5,359,454	5,569,318	(731,662)	2,202,617

From Contractowners Transactions:
Payments received from contractowners	696	157,773	1,484,520	1,328,441	3,960,803	5,114,137
Transfers between Variable Investment Options including guaranteed interest account, net	(4,827)	(233,769)	33,443	(1,783,663)	(2,768,046)	4,150,287
Redemptions for contract benefits and terminations	(4,684)	(25,971)	(4,732,073)	(4,367,575)	(2,106,750)	(1,278,457)
Contract maintenance charges	(41)	(105)	(4,898)	(5,061)	(2,140)	(1,313)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,856)	(102,072)	(3,219,008)	(4,827,858)	(916,133)	7,984,654

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	10	—	—	—	273

Net Increase (Decrease) in Net Assets	(25,536)	(134,816)	2,140,446	741,460	(1,647,795)	10,187,544
Net Assets — Beginning of Year or Period	65,619	200,435	41,626,163	40,884,703	29,311,501	19,123,957

Net Assets — End of Year or Period	$40,083	$65,619	$43,766,609	$41,626,163	$27,663,706	$29,311,501

The accompanying notes are an integral part of these financial statements.

FSA-164

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT MULTI- ASSET ABSOLUTE RETURN FUND		PUTNAM VT RESEARCH FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$36,500	$13,229	$(24,258)	$(30,799)	$(8,983)	$(786)
Net realized gain (loss)	97,408	134,686	(35,483)	(37,585)	239,301	165,517
Net change in unrealized appreciation (depreciation) of investments	458,023	504,554	(131,236)	161,987	100,083	235,941

Net increase (decrease) in net assets resulting from operations	591,931	652,469	(190,977)	93,603	330,401	400,672

From Contractowners Transactions:
Payments received from contractowners	632,274	324,355	173,407	817,391	331,974	186,894
Transfers between Variable Investment Options including guaranteed interest account, net	128,735	104,584	(38,989)	(790,060)	(421,143)	240,776
Redemptions for contract benefits and terminations	(356,862)	(535,707)	(206,638)	(243,970)	(66,937)	(41,007)
Contract maintenance charges	(320)	(175)	(255)	(255)	(167)	(57)

Net increase (decrease) in net assets resulting from contractowners transactions	403,827	(106,943)	(72,475)	(216,894)	(156,273)	386,606

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	48	(6)	—	—	10	23

Net Increase (Decrease) in Net Assets	995,806	545,520	(263,452)	(123,291)	174,138	787,301
Net Assets — Beginning of Year or Period	4,700,419	4,154,899	2,303,984	2,427,275	1,915,562	1,128,261

Net Assets — End of Year or Period	$5,696,225	$4,700,419	$2,040,532	$2,303,984	$2,089,700	$1,915,562

The accompanying notes are an integral part of these financial statements.

FSA-165

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	QS LEGG MASON DYNAMIC MULTI- STRATEGY VIT PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO		TEMPLETON DEVELOPING MARKETS VIP FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,663	$33,364	$151,542	$135,950	$310,493	$(51,783)
Net realized gain (loss)	(19,833)	(3,111)	(267,569)	805,071	803,244	570,145
Net change in unrealized appreciation (depreciation) of investments	(397,571)	458,502	223,085	1,990,070	524,698	2,247,743

Net increase (decrease) in net assets resulting from operations	(400,741)	488,755	107,058	2,931,091	1,638,435	2,766,105

From Contractowners Transactions:
Payments received from contractowners	380,730	568,271	2,083,161	3,693,043	612,959	455,977
Transfers between Variable Investment Options including guaranteed interest account, net	(22,805)	(17,658)	54,642	116,023	(168,488)	(259,234)
Redemptions for contract benefits and terminations	(191,304)	(222,666)	(725,310)	(870,817)	(1,463,926)	(1,247,885)
Contract maintenance charges	(576)	(585)	(973)	(543)	(1,516)	(1,566)

Net increase (decrease) in net assets resulting from contractowners transactions	166,045	327,362	1,411,520	2,937,706	(1,020,971)	(1,052,708)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	7	99	97	—	—

Net Increase (Decrease) in Net Assets	(234,696)	816,124	1,518,677	5,868,894	617,464	1,713,397
Net Assets — Beginning of Year or Period	4,245,021	3,428,897	16,615,175	10,746,281	13,439,929	11,726,532

Net Assets — End of Year or Period	$4,010,325	$4,245,021	$18,133,852	$16,615,175	$14,057,393	$13,439,929

The accompanying notes are an integral part of these financial statements.

FSA-166

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$93,537	$20,682	$7,888,709	$7,435,077	$16,128	$17,323
Net realized gain (loss)	(401,630)	(204,893)	(4,859,937)	(2,272,527)	(142,274)	162,996
Net change in unrealized appreciation (depreciation) of investments	44,152	830,590	(10,918,244)	(4,304,971)	153,378	(9,549)

Net increase (decrease) in net assets resulting from operations	(263,941)	646,379	(7,889,472)	857,579	27,232	170,770

From Contractowners Transactions:
Payments received from contractowners	74,594	54,599	4,812,402	8,553,200	4,775	5,296
Transfers between Variable Investment Options including guaranteed interest account, net	7,643	(213,244)	(5,606,623)	(2,205,766)	(65,944)	(20,599)
Redemptions for contract benefits and terminations	(648,476)	(706,678)	(11,956,888)	(13,811,756)	(157,086)	(242,469)
Contract maintenance charges	(545)	(691)	(13,151)	(14,326)	(151)	(162)

Net increase (decrease) in net assets resulting from contractowners transactions	(566,784)	(866,014)	(12,764,260)	(7,478,648)	(218,406)	(257,934)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(830,725)	(219,635)	(20,653,732)	(6,621,069)	(191,174)	(87,164)
Net Assets — Beginning of Year or Period	6,128,376	6,348,011	123,768,679	130,389,748	1,293,739	1,380,903

Net Assets — End of Year or Period	$5,297,651	$6,128,376	$103,114,947	$123,768,679	$1,102,565	$1,293,739

The accompanying notes are an integral part of these financial statements.

FSA-167

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$57,658	$(8,139)	$(86,938)	$(229,123)
Net realized gain (loss)	(5,752)	18,497	(1,686,461)	(1,425,318)
Net change in unrealized appreciation (depreciation) of investments	23,488	94,993	4,019,373	3,251,343

Net increase (decrease) in net assets resulting from operations	75,394	105,351	2,245,974	1,596,902

From Contractowners Transactions:
Payments received from contractowners	71,961	122,622	285,084	486,080
Transfers between Variable Investment Options including guaranteed interest account, net	(57,293)	(143,042)	(37,287)	(583,155)
Redemptions for contract benefits and terminations	(43,508)	(102,158)	(2,034,448)	(2,033,924)
Contract maintenance charges	(61)	(38)	(2,049)	(2,490)

Net increase (decrease) in net assets resulting from contractowners transactions	(28,901)	(122,616)	(1,788,700)	(2,133,489)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—

Net Increase (Decrease) in Net Assets	46,493	(17,265)	457,274	(536,587)
Net Assets — Beginning of Year or Period	976,915	994,180	16,278,167	16,814,754

Net Assets — End of Year or Period	$1,023,408	$976,915	$16,735,441	$16,278,167

The accompanying notes are an integral part of these financial statements.

FSA-168

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

The change in units outstanding for the years or periods ended December 31, 2020 and 2019 were as follows:

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	106	(125)	(19)	57	(65)	(8)

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	483	(262)	221	186	(141)	45

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	864	(377)	487	845	(418)	427

1290 VT ENERGY	IB	513	(309)	204	115	(107)	8

1290 VT EQUITY INCOME	IA	40	(182)	(142)	56	(143)	(87)
1290 VT EQUITY INCOME	IB	306	(449)	(143)	173	(297)	(124)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	34	(154)	(120)	57	(132)	(75)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	133	(188)	(55)	128	(74)	54

1290 VT GAMCO SMALL COMPANY VALUE	IA	184	(1,086)	(902)	273	(937)	(664)
1290 VT GAMCO SMALL COMPANY VALUE	IB	617	(542)	75	744	(365)	379

1290 VT HIGH YIELD BOND	IB	470	(403)	67	594	(239)	355

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	39	(53)	(14)	122	(133)	(11)

1290 VT MICRO CAP	IB	92	(27)	65	87	(15)	72

1290 VT MODERATE GROWTH ALLOCATION	IB	2,133	(90)	2,043	1,725	(6)	1,719

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	48	(3)	45	51	(2)	49

1290 VT NATURAL RESOURCES	IB	241	(208)	33	245	(174)	71

1290 VT REAL ESTATE	IB	257	(245)	12	296	(187)	109

1290 VT SMALL CAP VALUE	IB	1,290	(210)	1,080	187	(37)	150

1290 VT SMARTBETA EQUITY	IB	1,314	(178)	1,136	189	(132)	57

1290 VT SOCIALLY RESPONSIBLE	IB	98	(274)	(176)	143	(42)	101

7TWELVETM BALANCED PORTFOLIO	CLASS 4	171	(1,103)	(932)	71	(787)	(716)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	4	(44)	(40)	4	(77)	(73)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	206	(30)	176	35	(19)	16

The accompanying notes are an integral part of these financial statements.

FSA-169

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	251	(237)	14	462	(175)	287

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	42	(123)	(81)	30	(120)	(90)

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	148	(92)	56	141	(63)	78

ALPS | RED ROCKS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	97	(71)	26	64	(69)	(5)

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	409	(203)	206	163	(140)	23

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	15	(15)	—	14	(19)	(5)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	1,464	(1,092)	372	1,561	(568)	993

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	1,290	(734)	556	725	(639)	86

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	224	(186)	38	338	(159)	179

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	162	(241)	(79)	257	(242)	15

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	564	(319)	245	504	(178)	326

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	230	(148)	82	240	(116)	124

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	178	(199)	(21)	69	(90)	(21)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	640	(742)	(102)	797	(707)	90

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	600	(1,356)	(756)	412	(1,354)	(942)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	323	(261)	62	305	(553)	(248)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	274	(562)	(288)	181	(491)	(310)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	103	(77)	26	162	(72)	90

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	500	(398)	102	623	(277)	346

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	60	(41)	19	39	(24)	15

DELAWARE VIP® DIVERSIFIED INCOME SERIES	SERVICE CLASS	880	(570)	310	526	(274)	252

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	207	(164)	43	242	(106)	136

The accompanying notes are an integral part of these financial statements.

FSA-170

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	SERVICE CLASS	360	(227)	133	300	(183)	117

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	731	(895)	(164)	1,067	(783)	284

EQ/400 MANAGED VOLATILITY	IB	444	(768)	(324)	193	(497)	(304)

EQ/500 MANAGED VOLATILITY	IB	477	(1,366)	(889)	454	(1,320)	(866)

EQ/2000 MANAGED VOLATILITY	IB	514	(958)	(444)	245	(516)	(271)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	7,823	(535)	7,288	9,370	(171)	9,199

EQ/AB DYNAMIC GROWTH	IB	5,054	(3,532)	1,522	6,828	(1,108)	5,720

EQ/AB DYNAMIC MODERATE GROWTH	IB	26,686	(53,744)	(27,058)	21,169	(23,658)	(2,489)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	616	(438)	178	478	(172)	306

EQ/AB SMALL CAP GROWTH	IA	201	(227)	(26)	254	(338)	(84)
EQ/AB SMALL CAP GROWTH	IB	487	(388)	99	481	(201)	280

EQ/AGGRESSIVE ALLOCATION	A	38	(137)	(99)	43	(196)	(153)
EQ/AGGRESSIVE ALLOCATION	B	163	(122)	41	217	(146)	71

EQ/AGGRESSIVE GROWTH STRATEGY	IB	23,764	(39,179)	(15,415)	25,920	(16,387)	9,533

EQ/ALL ASSET GROWTH ALLOCATION	IA	659	(368)	291	39	(246)	(207)
EQ/ALL ASSET GROWTH ALLOCATION	IB	9,059	(875)	8,184	114	(170)	(56)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1,264	(1,043)	221	650	(698)	(48)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	2,404	(85)	2,319	2,380	(130)	2,250

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	1,134	(70)	1,064	766	(19)	747

EQ/BALANCED STRATEGY	IB	21,559	(36,403)	(14,844)	19,211	(20,237)	(1,026)

EQ/BLACKROCK BASIC VALUE EQUITY	IA	199	(746)	(547)	234	(687)	(453)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	359	(307)	52	384	(228)	156

EQ/CAPITAL GROUP RESEARCH	IA	17	(96)	(79)	22	(106)	(84)
EQ/CAPITAL GROUP RESEARCH	IB	220	(113)	107	18	(35)	(17)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	359	(821)	(462)	360	(584)	(224)

The accompanying notes are an integral part of these financial statements.

FSA-171

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	209	(48)	161	105	(30)	75
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	37	(64)	(27)	17	(28)	(11)

EQ/COMMON STOCK INDEX	IA	210	(232)	(22)	292	(178)	114
EQ/COMMON STOCK INDEX	IB	461	(213)	248	301	(182)	119

EQ/CONSERVATIVE ALLOCATION	B	5,593	(505)	5,088	—	—	—

EQ/CONSERVATIVE GROWTH STRATEGY	IB	15,201	(20,118)	(4,917)	14,942	(12,480)	2,462

EQ/CONSERVATIVE STRATEGY	IB	28,998	(20,919)	8,079	17,933	(14,096)	3,837

EQ/CORE BOND INDEX	IB	7,355	(7,168)	187	3,868	(4,617)	(749)

EQ/CORE PLUS BOND	B	44	(52)	(8)	34	(37)	(3)

EQ/EMERGING MARKETS EQUITY PLUS	IB	208	(253)	(45)	172	(180)	(8)

EQ/EQUITY 500 INDEX	IA	1,533	(1,927)	(394)	1,027	(991)	36
EQ/EQUITY 500 INDEX	IB	2,001	(1,282)	719	2,393	(625)	1,768

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	293	(1,213)	(920)	356	(1,110)	(754)

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	2,639	(116)	2,523	2,208	(56)	2,152

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IA	24	(64)	(40)	49	(102)	(53)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	91	(102)	(11)	74	(54)	20

EQ/FRANKLIN RISING DIVIDENDS	IB	511	(788)	(277)	744	(499)	245

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	6	(14)	(8)	6	(22)	(16)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	119	(205)	(86)	60	(72)	(12)

EQ/FRANKLIN STRATEGIC INCOME	IB	331	(802)	(471)	410	(523)	(113)

EQ/GLOBAL BOND PLUS	IA	29	(83)	(54)	20	(101)	(81)
EQ/GLOBAL BOND PLUS	IB	99	(182)	(83)	83	(88)	(5)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	17	(45)	(28)	14	(63)	(49)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	58	(112)	(54)	29	(44)	(15)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	6,335	(131)	6,204	5,963	(78)	5,885

EQ/GOLDMAN SACHS MID CAP VALUE	IB	98	(224)	(126)	60	(186)	(126)

The accompanying notes are an integral part of these financial statements.

FSA-172

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	4,079	(1,872)	2,207	7,009	(684)	6,325

EQ/GROWTH STRATEGY	IB	22,937	(44,000)	(21,063)	22,394	(19,964)	2,430

EQ/INTERMEDIATE GOVERNMENT BOND	IB	6,974	(4,043)	2,931	2,564	(2,763)	(199)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	38	(68)	(30)	54	(89)	(35)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	141	(235)	(94)	119	(108)	11

EQ/INTERNATIONAL EQUITY INDEX	IA	218	(313)	(95)	216	(372)	(156)
EQ/INTERNATIONAL EQUITY INDEX	IB	509	(297)	212	418	(213)	205

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,013	(1,590)	(577)	334	(1,446)	(1,112)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	7	(32)	(25)	13	(41)	(28)

EQ/INVESCO COMSTOCK	IA	220	(353)	(133)	315	(284)	31
EQ/INVESCO COMSTOCK	IB	105	(168)	(63)	63	(83)	(20)

EQ/INVESCO GLOBAL	IA	195	(459)	(264)	223	(423)	(200)
EQ/INVESCO GLOBAL	IB	262	(431)	(169)	386	(242)	144

EQ/INVESCO GLOBAL REAL ESTATE	IB	354	(795)	(441)	335	(684)	(349)

EQ/INVESCO INTERNATIONAL GROWTH	IB	199	(624)	(425)	227	(536)	(309)

EQ/INVESCO MODERATE ALLOCATION	IB	2,416	(936)	1,480	2,524	(616)	1,908

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	2,499	(86)	2,413	2,661	(6)	2,655

EQ/JANUS ENTERPRISE	IA	628	(305)	323	206	(251)	(45)
EQ/JANUS ENTERPRISE	IB	785	(458)	327	319	(209)	110

EQ/JPMORGAN GROWTH ALLOCATION	IB	5,727	(420)	5,307	7,984	(63)	7,921

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	90	(109)	(19)	79	(142)	(63)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	623	(232)	391	553	(91)	462

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	61	(118)	(57)	35	(70)	(35)

EQ/LARGE CAP GROWTH INDEX	IA	287	(544)	(257)	575	(303)	272
EQ/LARGE CAP GROWTH INDEX	IB	528	(467)	61	417	(237)	180

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	16	(35)	(19)	7	(30)	(23)

The accompanying notes are an integral part of these financial statements.

FSA-173

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	85	(209)	(124)	62	(106)	(44)

EQ/LARGE CAP VALUE INDEX	IA	224	(347)	(123)	486	(231)	255
EQ/LARGE CAP VALUE INDEX	IB	364	(276)	88	420	(158)	262

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	102	(55)	47	45	(68)	(23)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	158	(211)	(53)	87	(99)	(12)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	560	(1,366)	(806)	693	(1,207)	(514)

EQ/LEGG MASON GROWTH ALLOCATION	IB	2,096	(85)	2,011	2,165	(33)	2,132

EQ/LEGG MASON MODERATE ALLOCATION	IB	1,369	(694)	675	2,478	(598)	1,880

EQ/LOOMIS SAYLES GROWTH	IA	115	(305)	(190)	215	(338)	(123)
EQ/LOOMIS SAYLES GROWTH	IB	279	(379)	(100)	355	(224)	131

EQ/MFS INTERNATIONAL GROWTH	IA	232	(346)	(114)	379	(271)	108
EQ/MFS INTERNATIONAL GROWTH	IB	585	(655)	(70)	670	(266)	404

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	591	(1,786)	(1,195)	832	(1,554)	(722)

EQ/MFS MID CAP FOCUSED GROWTH	IB	158	(420)	(262)	335	(321)	14

EQ/MFS TECHNOLOGY	IB	5,012	(802)	4,210	475	(244)	231

EQ/MFS UTILITIES SERIES	IB	298	(651)	(353)	439	(441)	(2)

EQ/MID CAP INDEX	IA	175	(408)	(233)	212	(304)	(92)
EQ/MID CAP INDEX	IB	622	(429)	193	610	(259)	351

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	41	(49)	(8)	28	(32)	(4)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	109	(145)	(36)	33	(47)	(14)

EQ/MODERATE ALLOCATION	A	412	(1,034)	(622)	522	(1,107)	(585)
EQ/MODERATE ALLOCATION	B	1,602	(646)	956	1,471	(432)	1,039

EQ/MODERATE GROWTH STRATEGY	IB	26,702	(60,995)	(34,293)	22,887	(40,048)	(17,161)

EQ/MODERATE-PLUS ALLOCATION	A	44	(357)	(313)	78	(422)	(344)
EQ/MODERATE-PLUS ALLOCATION	B	996	(406)	590	842	(246)	596

EQ/MONEY MARKET	IA	14,566	(11,260)	3,306	7,593	(6,444)	1,149

The accompanying notes are an integral part of these financial statements.

FSA-174

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
EQ/MONEY MARKET	IB	16,826	(12,589)	4,237	11,921	(10,481)	1,440

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,209	(316)	893	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	870	(500)	370	603	(420)	183

EQ/PIMCO REAL RETURN	IB	822	(876)	(54)	223	(744)	(521)

EQ/PIMCO TOTAL RETURN	IB	4,132	(2,754)	1,378	3,053	(1,802)	1,251

EQ/PIMCO ULTRA SHORT BOND	IA	2,237	(1,649)	588	609	(778)	(169)
EQ/PIMCO ULTRA SHORT BOND	IB	827	(612)	215	746	(780)	(34)

EQ/QUALITY BOND PLUS	IB	1,059	(1,010)	49	705	(819)	(114)

EQ/SMALL COMPANY INDEX	IA	136	(320)	(184)	195	(498)	(303)
EQ/SMALL COMPANY INDEX	IB	525	(318)	207	480	(191)	289

EQ/T. ROWE PRICE GROWTH STOCK	IA	383	(912)	(529)	787	(548)	239
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,254	(830)	424	1,072	(431)	641

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	595	(769)	(174)	654	(706)	(52)

EQ/ULTRA CONSERVATIVE STRATEGY	IB	248,447	(198,932)	49,515	65,147	(129,348)	(64,201)

EQ/WELLINGTON ENERGY	IB	1,311	(1,049)	262	553	(599)	(46)

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	546	(524)	22	653	(293)	360

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	411	(220)	191	466	(151)	315

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	—	(5)	(5)	5	(7)	(2)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	14	(11)	3	9	(3)	6

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	15	(19)	(4)	2	(19)	(17)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	3	(9)	(6)	5	(16)	(11)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	41	(42)	(1)	19	(14)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	560	(648)	(88)	549	(507)	42

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	2,022	(1,654)	368	2,371	(1,075)	1,296

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	98	(87)	11	188	(65)	123

The accompanying notes are an integral part of these financial statements.

FSA-175

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	530	(615)	(85)	1,089	(570)	519

FRANKLIN ALLOCATION VIP FUND	CLASS 2	238	(268)	(30)	186	(966)	(780)

FRANKLIN INCOME VIP FUND	CLASS 2	634	(1,260)	(626)	1,373	(925)	448

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	122	(157)	(35)	92	(129)	(37)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	48	(81)	(33)	183	(210)	(27)

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	17	(45)	(28)	3	(14)	(11)

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	118	(243)	(125)	123	(202)	(79)

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	3,110	(306)	2,804	—	—	—

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	12	(12)	—	2	(7)	(5)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	162	(145)	17	262	(154)	108

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	173	(500)	(327)	170	(501)	(331)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	165	(123)	42	195	(78)	117

INVESCO V.I. HEALTH CARE FUND	SERIES II	205	(185)	20	183	(109)	74

INVESCO V.I. HIGH YIELD FUND	SERIES II	1,035	(1,236)	(201)	1,327	(970)	357

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	54	(114)	(60)	34	(88)	(54)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	233	(191)	42	224	(148)	76

IVY VIP ASSET STRATEGY	CLASS II	87	(458)	(371)	139	(472)	(333)

IVY VIP GLOBAL EQUITY INCOME	CLASS II	14	(106)	(92)	18	(139)	(121)

IVY VIP HIGH INCOME	CLASS II	372	(1,173)	(801)	377	(855)	(478)

IVY VIP NATURAL RESOURCES	CLASS II	95	(271)	(176)	55	(225)	(170)

IVY VIP SMALL CAP GROWTH	CLASS II	103	(307)	(204)	130	(316)	(186)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	3,298	(892)	2,406	3,587	(449)	3,138

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	1,489	(613)	876	516	(347)	169

The accompanying notes are an integral part of these financial statements.

FSA-176

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	403	(219)	184	399	(153)	246

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	234	(161)	73	288	(275)	13

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	412	(350)	62	547	(208)	339

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1,540	(1,776)	(236)	2,181	(1,296)	885

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	70	(58)	12	52	(94)	(42)

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	92	(137)	(45)	123	(127)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	114	(163)	(49)	139	(95)	44

MFS® RESEARCH SERIES	SERVICE CLASS	83	(35)	48	33	(41)	(8)

MFS® VALUE SERIES	SERVICE CLASS	616	(323)	293	444	(240)	204

MULTIMANAGER AGGRESSIVE EQUITY	IB	101	(200)	(99)	83	(77)	6

MULTIMANAGER CORE BOND	IB	1,782	(2,848)	(1,066)	1,206	(1,268)	(62)

MULTIMANAGER TECHNOLOGY	IB	975	(838)	137	644	(412)	232

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	46	(65)	(19)	73	(79)	(6)

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	32	(43)	(11)	49	(39)	10

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	372	(625)	(253)	320	(452)	(132)

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	100	(243)	(143)	143	(271)	(128)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	86	(110)	(24)	177	(61)	116

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	36	(20)	16	134	(42)	92

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,078	(317)	761	1,214	(64)	1,150

PROFUND VP BEAR	COMMON SHARES	100	(106)	(6)	172	(220)	(48)

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	152	(242)	(90)	59	(210)	(151)

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	793	(896)	(103)	1,024	(279)	745

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	63	(29)	34	37	(46)	(9)

The accompanying notes are an integral part of these financial statements.

FSA-177

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	38	(45)	(7)	97	(120)	(23)

PUTNAM VT RESEARCH FUND	CLASS IB	56	(66)	(10)	33	(6)	27

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	CLASS II	53	(35)	18	66	(33)	33

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	266	(154)	112	373	(143)	230

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	148	(247)	(99)	180	(275)	(95)

TEMPLETON FOREIGN VIP FUND	CLASS 2	58	(114)	(56)	44	(118)	(74)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	804	(1,899)	(1,095)	989	(1,538)	(549)

TEMPLETON GROWTH VIP FUND	CLASS 2	3	(19)	(16)	11	(29)	(18)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	27	(28)	(1)	27	(41)	(14)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	388	(699)	(311)	299	(645)	(346)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-178

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2020

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial” and formerly known as AXA Equitable Life Insurance Company) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Federated Insurance Series, Fidelity® Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Wealth Strategy Portfolio
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Growth and Income Portfolio
•	AB VPS International Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

ALPS Variable Investment Trust

•	ALPS | Red Rocks Global Opportunity Portfolio(1)

American Century Variable Portfolios, Inc.

•	American Century VP Inflation Protection Fund
•	American Century VP Large Company Value

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Bond FundSM
•	American Funds Insurance Series® Global Growth FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® Growth - Income FundSM
•	American Funds Insurance Series® International Growth and Income FundSM
•	American Funds Insurance Series® Managed Risk Asset Allocation FundSM
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware Variable Insurance Product (VIP)® Trust

•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® Limited-Term Diversified Income Series

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation

FSA-179

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Continued)

•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research (3)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(4)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global(5)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Legg Mason Growth Allocation
•	EQ/Legg Mason Moderate Allocation
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(6)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

EQ Premier VIP Trust*(7)

•	EQ/Aggressive Allocation
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II(8)
•	Federated Hermes Kaufmann Fund II(9)

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

FSA-180

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Continued)

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Guggenheim Variable Insurance Funds

•	Guggenheim VIF Global Managed Futures Strategy Fund
•	Guggenheim VIF Multi-Hedge Strategies Fund

Hartford

•	Hartford Capital Appreciation HLS Fund
•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP Asset Strategy
•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Natural Resources
•	Ivy VIP Small Cap Growth

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio
•	Janus Henderson U.S. Low Volatility Portfolio

JPMorgan Insurance Trust

•	JPMorgan Insurance Trust Global Allocation Portfolio
•	JPMorgan Insurance Trust Income Builder Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Aggressive Growth Portfolio
•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Dividend Strategy Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund - Bond Debenture Portfolio
•	Lord Abbett Series Fund - Growth Opportunities Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Research Series
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman International Equity Portfolio
•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

Northern Lights Variable Trust

•	7TwelveTM Balanced Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

ProFunds VP

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Diversified Income Fund
•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Multi-Asset Absolute Return Fund
•	Putnam VT Research Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

VanEck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund(10)
•	VanEck VIP Global Hard Assets Fund

(1)	Formerly known as ALPS | Red Rocks Listed Private Equity Portfolio.
(2)	Formerly known as All Asset Growth-Alt 20.
(3)	Formerly known as EQ/Capital Guardian Research.
(4)	Formerly known as CharterSM Multi-Sector Bond.
(5)	Formerly known as EQ/Oppenheimer Global.

(6)	Formerly known as EQ/MFS International Value.
(7)	Formerly known as AXA Premier VIP Trust.
(8)	Formerly known as Federated High Income Bond Fund II.
(9)	Formerly known as Federated Kaufmann Fund II.
(10)	Formerly known as VanEck VIP Unconstrained Emerging Markets Bond Fund.

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-181

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-182

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-183

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2020 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$2,680,586	$1,869,692
1290 VT DoubleLine Dynamic Allocation	6,677,682	3,552,415
1290 VT DoubleLine Opportunistic Bond	10,367,382	4,497,732
1290 VT Energy	2,531,650	1,402,788
1290 VT Equity Income	3,447,011	6,989,323
1290 VT GAMCO Mergers & Acquisitions	1,805,315	4,059,187
1290 VT GAMCO Small Company Value	18,781,877	36,070,431
1290 VT High Yield Bond	6,555,365	5,029,645
1290 VT Low Volatility Global Equity	567,370	679,500
1290 VT Micro Cap	1,387,726	382,920
1290 VT Moderate Growth Allocation	23,141,680	1,390,681
1290 VT Multi-Alternative Strategies	496,223	42,665
1290 VT Natural Resources	1,775,010	1,446,608
1290 VT Real Estate	2,897,137	2,840,159
1290 VT Small Cap Value	2,422,309	2,032,052
1290 VT SmartBeta Equity	2,807,156	18,750,502
1290 VT Socially Responsible	1,882,388	4,481,413
7TwelveTM Balanced Portfolio	3,635,472	12,515,431
AB VPS Balanced Wealth Strategy Portfolio	245,628	806,290
AB VPS Global Thematic Growth Portfolio	3,801,794	528,867
AB VPS Growth and Income Portfolio	4,093,321	3,246,492
AB VPS International Growth Portfolio	1,344,071	1,798,104
AB VPS Small/Mid Cap Value Portfolio	1,746,540	955,638
ALPS | Red Rocks Global Opportunity Portfolio	2,004,411	977,940
American Century VP Inflation Protection Fund	4,554,574	2,255,012
American Century VP Large Company Value	342,024	345,448
American Funds Insurance Series® Asset Allocation FundSM	21,776,199	16,528,667
American Funds Insurance Series® Bond FundSM	15,773,862	8,833,713
American Funds Insurance Series® Global Growth FundSM	4,087,483	3,138,450
American Funds Insurance Series® Global Small Capitalization FundSM	3,755,690	3,847,529
American Funds Insurance Series® Growth-Income FundSM	9,913,105	4,966,247
American Funds Insurance Series® International Growth and Income FundSM	2,467,490	1,587,291
American Funds Insurance Series® Managed Risk Asset Allocation FundSM	2,828,014	2,874,529
American Funds Insurance Series® New World Fund®	8,814,204	10,143,386
BlackRock Global Allocation V.I. Fund	16,374,620	20,788,963
BlackRock Large Cap Focus Growth V.I. Fund	19,009,711	11,506,762
ClearBridge Variable Aggressive Growth Portfolio	8,493,583	7,375,778
ClearBridge Variable Appreciation Portfolio	2,280,788	1,393,436
ClearBridge Variable Dividend Strategy Portfolio	8,441,182	6,292,396
ClearBridge Variable Mid Cap Portfolio	761,979	562,077
Delaware VIP® Diversified Income Series	10,599,544	6,687,894
Delaware VIP® Emerging Markets Series	2,493,268	2,010,657
Delaware VIP® Limited-Term Diversified Income Series	3,944,296	2,513,201
Eaton Vance VT Floating-Rate Income Fund	9,490,646	9,931,593
EQ/400 Managed Volatility	12,520,059	16,748,523

FSA-184

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/500 Managed Volatility	$24,949,321	$36,352,249
EQ/2000 Managed Volatility	12,562,775	20,827,145
EQ/AB Dynamic Aggressive Growth	81,760,009	8,507,250
EQ/AB Dynamic Growth	66,867,657	47,211,343
EQ/AB Dynamic Moderate Growth	594,095,440	708,276,151
EQ/AB Short Duration Government Bond	6,023,761	4,308,909
EQ/AB Small Cap Growth	28,779,775	17,611,734
EQ/Aggressive Allocation	5,493,793	4,664,071
EQ/Aggressive Growth Strategy	566,350,684	675,955,898
EQ/All Asset Growth Allocation	15,152,949	17,592,729
EQ/American Century Mid Cap Value	11,830,547	22,062,304
EQ/American Century Moderate Growth Allocation	26,138,808	1,441,699
EQ/AXA Investment Managers Moderate Allocation	12,239,064	960,834
EQ/Balanced Strategy	471,492,714	583,951,547
EQ/BlackRock Basic Value Equity	19,834,765	20,161,760
EQ/Capital Group Research	3,392,177	6,641,746
EQ/ClearBridge Large Cap Growth	13,774,026	21,273,854
EQ/ClearBridge Select Equity Managed Volatility	4,561,674	2,143,613
EQ/Common Stock Index	18,472,180	11,309,712
EQ/Conservative Allocation	12,115,453	5,581,058
EQ/Conservative Growth Strategy	273,486,835	299,988,178
EQ/Conservative Strategy	373,863,508	265,908,640
EQ/Core Bond Index	89,259,963	84,770,986
EQ/Core Plus Bond	667,538	726,639
EQ/Emerging Markets Equity PLUS	2,098,737	2,377,026
EQ/Equity 500 Index	91,685,398	83,974,796
EQ/Fidelity Institutional AM® Large Cap	14,309,492	31,037,021
EQ/First Trust Moderate Growth Allocation	28,301,184	1,715,369
EQ/Franklin Balanced Managed Volatility	2,488,353	2,638,482
EQ/Franklin Rising Dividends	9,464,766	15,678,585
EQ/Franklin Small Cap Value Managed Volatility	2,411,046	3,361,025
EQ/Franklin Strategic Income	6,056,133	11,587,690
EQ/Global Bond PLUS	1,730,715	3,102,280
EQ/Global Equity Managed Volatility	2,836,441	4,333,460
EQ/Goldman Sachs Growth Allocation	69,204,864	2,789,182
EQ/Goldman Sachs Mid Cap Value	2,411,472	5,338,026
EQ/Goldman Sachs Moderate Growth Allocation	58,290,875	30,581,276
EQ/Growth Strategy	659,485,472	813,555,711
EQ/Intermediate Government Bond	75,198,478	45,033,734
EQ/International Core Managed Volatility	2,815,409	4,128,597
EQ/International Equity Index	8,528,915	7,222,190
EQ/International Managed Volatility	12,158,198	18,956,458
EQ/International Value Managed Volatility	119,807	378,190
EQ/Invesco Comstock	7,356,117	10,629,699
EQ/Invesco Global	8,537,905	18,771,115
EQ/Invesco Global Real Estate	5,822,736	11,997,945
EQ/Invesco International Growth	2,746,942	9,301,149
EQ/Invesco Moderate Allocation	42,451,306	14,725,809
EQ/Invesco Moderate Growth Allocation	30,174,153	1,556,752
EQ/Janus Enterprise	20,510,039	18,172,213

FSA-185

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/JPMorgan Growth Allocation	$64,917,904	$6,973,515
EQ/JPMorgan Value Opportunities	9,793,241	6,939,473
EQ/Large Cap Core Managed Volatility	2,551,629	3,015,612
EQ/Large Cap Growth Index	29,487,174	32,742,975
EQ/Large Cap Growth Managed Volatility	7,301,519	9,313,839
EQ/Large Cap Value Index	11,142,686	11,932,420
EQ/Large Cap Value Managed Volatility	6,915,402	5,295,967
EQ/Lazard Emerging Markets Equity	6,510,186	14,105,872
EQ/Legg Mason Growth Allocation	22,174,253	1,349,313
EQ/Legg Mason Moderate Allocation	17,881,079	10,727,801
EQ/Loomis Sayles Growth	19,206,104	20,375,796
EQ/MFS International Growth	18,496,976	15,716,237
EQ/MFS International Intrinsic Value	13,167,674	38,432,979
EQ/MFS Mid Cap Focused Growth	15,053,434	15,256,078
EQ/MFS Technology	24,880,288	27,178,457
EQ/MFS Utilities Series	6,587,104	12,430,684
EQ/Mid Cap Index	18,379,897	17,119,141
EQ/Mid Cap Value Managed Volatility	4,103,730	4,584,531
EQ/Moderate Allocation	39,020,143	25,370,092
EQ/Moderate Growth Strategy	791,487,425	1,062,062,963
EQ/Moderate-Plus Allocation	20,264,422	12,100,294
EQ/Money Market	294,777,145	225,342,590
EQ/Morgan Stanley Small Cap Growth	5,079,707	4,226,380
EQ/PIMCO Global Real Return	10,456,168	6,116,392
EQ/PIMCO Real Return	12,726,342	11,552,970
EQ/PIMCO Total Return	61,355,457	37,027,120
EQ/PIMCO Ultra Short Bond	29,446,907	22,129,974
EQ/Quality Bond PLUS	15,196,701	13,360,040
EQ/Small Company Index	12,719,075	12,735,988
EQ/T. Rowe Price Growth Stock	49,830,829	58,440,464
EQ/T. Rowe Price Health Sciences	19,825,002	28,056,892
EQ/Ultra Conservative Strategy	2,634,853,065	2,126,417,926
EQ/Wellington Energy	4,831,773	4,336,182
Federated Hermes High Income Bond Fund II	7,926,157	6,472,017
Federated Hermes Kaufmann Fund II	10,277,061	4,657,019
Fidelity® VIP Asset Manager: Growth Portfolio	18,184	102,767
Fidelity® VIP Freedom 2015 Portfolio	257,322	172,431
Fidelity® VIP Freedom 2020 Portfolio	326,046	329,097
Fidelity® VIP Freedom 2025 Portfolio	127,583	155,808
Fidelity® VIP Freedom 2030 Portfolio	817,399	707,606
Fidelity® VIP Mid Cap Portfolio	8,767,377	12,539,176
Fidelity® VIP Strategic Income Portfolio	30,958,723	22,954,408
First Trust Multi Income Allocation Portfolio	1,285,240	1,048,200
First Trust/Dow Jones Dividend & Income Allocation Portfolio	10,512,519	10,132,000
Franklin Allocation VIP Fund	9,081,690	4,274,774
Franklin Income VIP Fund	13,462,225	18,050,366
Franklin Mutual Shares VIP Fund	2,080,655	2,389,557
Guggenheim VIF Global Managed Futures Strategy Fund	525,788	725,765
Guggenheim VIF Multi-Hedge Strategies Fund	170,177	451,595

FSA-186

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
Hartford Capital Appreciation Hls Fund	$3,224,576	$3,684,980
Hartford Disciplined Equity HLS Fund	2,913,624	8,150,951
Invesco V.I. American Franchise Fund	469,554	468,973
Invesco V.I. Balanced-Risk Allocation Fund	3,458,571	1,766,089
Invesco V.I. Diversified Dividend Fund	6,454,284	10,945,791
Invesco V.I. Equity and Income Fund	3,270,346	1,659,410
Invesco V.I. Health Care Fund	2,898,365	2,502,094
Invesco V.I. High Yield Fund	14,281,415	14,781,005
Invesco V.I. Mid Cap Core Equity Fund	3,312,357	2,150,208
Invesco V.I. Small Cap Equity Fund	5,416,830	3,443,619
Ivy VIP Asset Strategy	2,170,836	6,112,595
Ivy VIP Global Equity Income	507,049	2,063,459
Ivy VIP High Income	14,428,563	21,684,099
Ivy VIP Natural Resources	590,527	1,461,853
Ivy VIP Small Cap Growth	2,156,488	7,245,155
Janus Henderson Balanced Portfolio	56,174,558	15,320,621
Janus Henderson Flexible Bond Portfolio	17,933,971	7,248,578
Janus Henderson U.S. Low Volatility Portfolio	7,502,619	3,700,595
JPMorgan Insurance Trust Global Allocation Portfolio	3,238,949	2,403,959
JPMorgan Insurance Trust Income Builder Portfolio	5,643,095	4,216,610
Lord Abbett Series Fund - Bond Debenture Portfolio	25,590,067	25,437,713
Lord Abbett Series Fund - Growth Opportunities Portfolio	2,324,760	1,330,090
MFS® Investors Trust Series	2,392,576	3,408,013
MFS® Massachusetts Investors Growth Stock Portfolio	5,694,954	5,445,604
MFS® Research Series	1,439,927	658,498
MFS® Value Series	10,482,073	4,843,164
Multimanager Aggressive Equity	6,120,037	8,756,011
Multimanager Core Bond	29,760,379	42,551,005
Multimanager Technology	41,896,603	26,226,366
Neuberger Berman International Equity Portfolio	746,450	751,863
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	529,832	429,842
PIMCO CommodityRealReturn® Strategy Portfolio	2,967,426	3,644,821
PIMCO Emerging Markets Bond Portfolio	1,972,689	3,575,905
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,016,790	1,174,282
PIMCO Global Managed Asset Allocation Portfolio	694,414	272,712
PIMCO Income Portfolio	12,377,209	3,513,793
ProFund VP Bear	170,461	180,010
ProFund VP Biotechnology	8,566,873	9,496,839
Putnam VT Diversified Income Fund	10,494,302	9,642,082
Putnam VT Global Asset Allocation Fund	960,733	421,546
Putnam VT Multi-Asset Absolute Return Fund	351,652	448,384
Putnam VT Research Fund	1,049,046	1,070,638
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	566,273	383,565
T. Rowe Price Equity Income Portfolio	3,905,496	1,956,527
Templeton Developing Markets VIP Fund	2,696,418	3,108,665
Templeton Foreign VIP Fund	768,794	1,242,041
Templeton Global Bond VIP Fund	17,521,653	22,397,204
Templeton Growth VIP Fund	79,352	281,629
VanEck VIP Emerging Markets Bond Fund	323,260	294,503
VanEck VIP Global Hard Assets Fund	2,171,782	4,047,420

FSA-187

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors” and formerly known as AXA Distributors, LLC), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIM” and formerly known as AXA Equitable Funds Management Group, LLC). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIM, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIM either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. EIM also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third- party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.31% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors” and formerly known as AXA Equitable Advisors, LLC) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/ AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/ Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/ Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Financial Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network” and formerly known as AXA Equitable Network, LLC),

FSA-188

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

5.	Expenses and Related Party Transactions (Continued)

or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios of EQAT and VIP (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios of EQAT and VIP (each a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
Shares Class	Class IA
Shares	642,756
Net Asset Value	$6.98
Net Assets Before Merger	$4,484,801
Net Assets After Merger	$—
Unrealized Loss	$(1,386,379)

Shares Class	Class IB
Shares	542,436
Net Asset Value	$6.98
Net Assets Before Merger	$3,783,735
Net Assets After Merger	$—
Unrealized Loss	$(879,430)

Shares Class		Class IB
Shares		3,821,377
Net Asset Value		$15.82
Net Assets Before Merger		$52,187,922
Net Assets After Merger		$60,456,458

	Removed Portfolio	Surviving Portfolio

June 5, 2020	CharterSM Aggressive Growth CharterSM Growth CharterSM Moderate CharterSM Moderate Growth	EQ/All Asset Growth Allocation

	CharterSM Aggressive Growth
Shares Class	Class B
Shares	1,488,888
Net Asset Value	$9.77
Net Assets Before Merger	$14,542,181
Net Assets After Merger	$—
Realized Loss	$(754,654)

FSA-189

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	CharterSM Aggressive Growth CharterSM Growth CharterSM Moderate CharterSM Moderate Growth	EQ/All Asset Growth Allocation

	CharterSM Growth

Shares Class	Class B
Shares	2,275,637
Net Asset Value	$9.78
Net Assets Before Merger	$22,260,869
Net Assets After Merger	$—
Realized Loss	$(1,357,264)

	CharterSM Moderate

Shares Class	Class B
Shares	3,448,788
Net Asset Value	$10.13
Net Assets Before Merger	$34,934,016
Net Assets After Merger	$—
Realized Loss	$(832,969)

	CharterSM Moderate Growth

Shares Class	Class B
Shares	3,372,269
Net Asset Value	$10.08
Net Assets Before Merger	$33,999,564
Net Assets After Merger	$—
Realized Loss	$(1,149,415)

Shares Class		Class IA
Shares		1,367,756
Net Asset Value		$20.27
Net Assets Before Merger		$21,097,022
Net Assets After Merger		$27,720,145

Shares Class		Class IB
Shares		5,448,611
Net Asset Value		$20.33
Net Assets Before Merger		$11,632,941
Net Assets After Merger		$110,746,448

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research

Shares Class	Class IB	Class IB
Shares	626,511	368,318
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$5,531,357	$4,481,917
Net Assets After Merger	$—	$10,013,274
Unrealized Loss	$(24,779)

FSA-190

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap Growth	EQ/Janus Enterprise

Shares Class	Class IB
Shares	2,259,095
Net Asset Value	$10.06
Net Assets Before Merger	$22,722,896
Net Assets After Merger	$—
Unrealized Gain	$1,706,472

Shares Class		Class IA
Shares		1,919,101
Net Asset Value		$20.79
Net Assets Before Merger		$29,032,281
Net Assets After Merger		$39,889,826

Shares Class		Class IB
Shares		1,047,171
Net Asset Value		$20.46
Net Assets Before Merger		$9,555,002
Net Assets After Merger		$21,420,353

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/MFS Technology II(1)	EQ/MFS Technology

Shares Class	Class IB	Class IB
Shares	3,331,584	6,874,140
Net Asset Value	$36.54	$25.41
Net Assets Before Merger	$121,725,150	$52,961,132
Net Assets After Merger	$—	$174,686,282
Unrealized Gain	$18,771,963

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Value	1290 VT Small Cap Value

Shares Class	Class B	Class IB
Shares	678,846	1,361,243
Net Asset Value	$13.46	$8.05
Net Assets Before Merger	$9,137,676	$1,820,548
Net Assets After Merger	$—	$10,958,224
Unrealized Loss	$(1,723,533)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

Shares Class	Class IA
Shares	223,266
Net Asset Value	$8.91
Net Assets Before Merger	$1,990,217
Net Assets After Merger	$—
Realized Loss	$(475,052)

FSA-191

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

Shares Class	Class IB
Shares	1,084,558
Net Asset Value	$8.92
Net Assets Before Merger	$9,669,536
Net Assets After Merger	$—
Realized Loss	$(2,324,579)

Shares Class		Class IB
Shares		1,119,416
Net Asset Value		$13.42
Net Assets Before Merger		$3,362,431
Net Assets After Merger		$15,022,184

	Removed Portfolio	Surviving Portfolio

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

Shares Class	Class IB	Class IB
Shares	658,766	4,340,295
Net Asset Value	$11.82	$19.27
Net Assets Before Merger	$7,787,825	$75,864,202
Net Assets After Merger	$—	$83,652,027
Unrealized Loss	$(1,616,152)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Conservative	EQ/Conservative Allocation

Shares Class	Class B	Class B
Shares	4,664,634	4,860,250
Net Asset Value	$9.95	$9.55
Net Assets Before Merger	$46,435,760	$—
Net Assets After Merger	$—	$46,435,760
Realized Loss	$(1,064,362)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

Shares Class	Class B	Class IB
Shares	755,408	882,924
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$10,236,814	$—
Net Assets After Merger	$—	$10,236,814
Unrealized Loss	$(231,721)

(1)	Formerly known as EQ/Science and Technology.

In September 2020, pursuant to the Agreement and Plan of Reorganization, Hartford Disciplined Equity HLS Fund (“Surviving Portfolio”) acquired the net assets of Hartford Growth Opportunities HLS Fund (“Removed Portfolio”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolios.

FSA-192

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

6.	Reorganizations (Continued)

	Removed Portfolio	Surviving Portfolio

September 18, 2020	Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund

Shares Class	Class IC	Class IC
Shares	2,550,987	4,834,983
Net Asset Value	$29.07	$15.34
Net Assets Before Merger	$74,163,314	$—
Net Assets After Merger	$—	$74,163,314
Unrealized Loss	$(12,937,361)

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge

Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%

Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%

Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%

Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%

Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%

Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%

Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

FSA-193

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge

Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%

Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

FSA-194

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted
Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can base be increased to age 85 to resets. 1.05% if the roll-up benefit	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

FSA-195

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% – Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60) for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

FSA-196

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2020	Lowest contract charge 0.30% Class IB	$21.44	—	—	—	38.59%
	Highest contract charge 1.25% Class IB	$20.02	—	—	—	37.31%
	All contract charges	—	231	$4,370	1.48%
2019	Lowest contract charge 1.10% Class IB	$13.01	—	—	—	22.50%
	Highest contract charge 1.25% Class IB	$14.58	—	—	—	22.42%
	All contract charges	—	250	$3,477	4.12%
2018	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	(5.26)%
	Highest contract charge 1.25% Class IB	$11.91	—	—	—	(5.48)%
	All contract charges	—	258	$2,934	2.52%
2017	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	13.00%
	Highest contract charge 1.25% Class IB	$12.60	—	—	—	12.90%
	All contract charges	—	141	$1,723	3.23%
2016	Lowest contract charge 1.10% Class IB	$9.92	—	—	—	6.55%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	6.29%
	All contract charges	—	101	$1,110	3.70%

1290 VT DoubleLine Dynamic Allocation
2020	Lowest contract charge 1.10% Class IB	$12.54	—	—	—	11.86%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	11.22%
	All contract charges	—	1,630	$22,813	1.10%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	16.77%
	Highest contract charge 1.70% Class IB	$12.74	—	—	—	16.13%
	All contract charges	—	1,409	$18,146	2.10%
2018	Lowest contract charge 1.30% Class IB	$11.24	—	—	—	(5.39)%
	Highest contract charge 1.70% Class IB	$10.97	—	—	—	(5.76)%
	All contract charges	—	1,364	$15,267	1.64%
2017	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	8.20%
	Highest contract charge 1.70% Class IB	$11.64	—	—	—	7.68%
	All contract charges	—	1,428	$16,907	0.57%
2016	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	7.23%
	Highest contract charge 1.70% Class IB	$10.81	—	—	—	6.82%
	All contract charges	—	1,376	$15,065	1.59%

1290 VT DoubleLine Opportunistic Bond
2020	Lowest contract charge 0.30% Class IB	$11.80	—	—	—	3.96%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	2.55%
	All contract charges	—	3,282	$36,773	2.33%
2019	Lowest contract charge 0.30% Class IB	$11.35	—	—	—	7.79%
	Highest contract charge 1.70% Class IB	$10.60	—	—	—	6.32%
	All contract charges	—	2,795	$30,372	3.15%
2018	Lowest contract charge 1.10% Class IB	$10.24	—	—	—	(2.01)%
	Highest contract charge 1.70% Class IB	$9.97	—	—	—	(2.64)%
	All contract charges	—	2,368	$24,048	3.18%
2017	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	2.75%
	Highest contract charge 1.70% Class IB	$10.24	—	—	—	2.20%
	All contract charges	—	2,018	$20,921	2.10%
2016	Lowest contract charge 1.10% Class IB	$10.17	—	—	—	3.78%
	Highest contract charge 1.70% Class IB	$10.02	—	—	—	3.09%
	All contract charges	—	708	$7,166	4.08%

FSA-197

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Energy
2020	Lowest contract charge 0.30% Class IB	$4.89	—	—	—	(25.23)%
	Highest contract charge 1.25% Class IB	$4.56	—	—	—	(26.09)%
	All contract charges	—	684	$3,352	6.87%
2019	Lowest contract charge 0.30% Class IB	$6.54	—	—	—	10.29%
	Highest contract charge 1.25% Class IB	$6.17	—	—	—	9.20%
	All contract charges	—	480	$3,139	2.36%
2018	Lowest contract charge 0.30% Class IB	$5.93	—	—	—	(22.48)%
	Highest contract charge 1.25% Class IB	$5.65	—	—	—	(23.13)%
	All contract charges	—	472	$2,800	2.00%
2017	Lowest contract charge 0.30% Class IB	$7.65	—	—	—	(2.30)%
	Highest contract charge 1.25% Class IB	$7.35	—	—	—	(3.16)%
	All contract charges	—	449	$3,454	2.45%
2016	Lowest contract charge 0.30% Class IB	$7.83	—	—	—	22.92%
	Highest contract charge 1.25% Class IB	$7.59	—	—	—	21.63%
	All contract charges	—	383	$3,047	1.73%

1290 VT Equity Income
2020	Lowest contract charge 1.30% Class IA	$23.12	—	—	—	(5.79)%
	Highest contract charge 1.70% Class IA	$22.10	—	—	—	(6.16)%
	All contract charges	—	715	$16,315	1.90%
2019	Lowest contract charge 1.30% Class IA	$24.54	—	—	—	22.64%
	Highest contract charge 1.70% Class IA	$23.55	—	—	—	22.15%
	All contract charges	—	857	$20,796	2.24%
2018	Lowest contract charge 1.30% Class IA	$20.01	—	—	—	(12.85)%
	Highest contract charge 1.70% Class IA	$19.28	—	—	—	(13.23)%
	All contract charges	—	944	$18,720	1.95%
2017	Lowest contract charge 1.30% Class IA	$22.96	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$22.22	—	—	—	13.89%
	All contract charges	—	1,046	$23,794	1.72%
2016	Lowest contract charge 1.30% Class IA	$20.08	—	—	—	11.49%
	Highest contract charge 1.70% Class IA	$19.51	—	—	—	11.04%
	All contract charges	—	1,091	$21,723	2.06%

1290 VT Equity Income
2020	Lowest contract charge 1.10% Class IB	$12.56	—	—	—	(5.63)%
	Highest contract charge 1.70% Class IB	$10.62	—	—	—	(6.10)%
	All contract charges	—	727	$6,452	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.31	—	—	—	22.90%
	Highest contract charge 1.70% Class IB	$11.31	—	—	—	22.01%
	All contract charges	—	870	$8,173	2.24%
2018	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	(12.66)%
	Highest contract charge 1.70% Class IB	$9.27	—	—	—	(13.20)%
	All contract charges	—	994	$7,411	1.95%
2017	Lowest contract charge 1.10% Class IB	$12.40	—	—	—	14.50%
	Highest contract charge 1.70% Class IB	$10.68	—	—	—	13.98%
	All contract charges	—	1,237	$10,341	1.72%
2016	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	11.76%
	Highest contract charge 1.70% Class IB	$9.37	—	—	—	11.02%
	All contract charges	—	1,275	$9,035	2.06%

1290 VT GAMCO Mergers & Acquisitions
2020	Lowest contract charge 1.30% Class IA	$13.99	—	—	—	(2.58)%
	Highest contract charge 1.70% Class IA	$13.37	—	—	—	(2.98)%
	All contract charges	—	645	$8,877	0.17%
2019	Lowest contract charge 1.30% Class IA	$14.36	—	—	—	7.24%
	Highest contract charge 1.70% Class IA	$13.78	—	—	—	6.82%
	All contract charges	—	765	$10,822	4.08%

FSA-198

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2018	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	(6.17)%
	Highest contract charge 1.70% Class IA	$12.90	—	—	—	(6.59)%
	All contract charges	—	840	$11,107	1.48%
2017	Lowest contract charge 1.30% Class IA	$14.27	—	—	—	4.85%
	Highest contract charge 1.70% Class IA	$13.81	—	—	—	4.38%
	All contract charges	—	888	$12,517	0.17%
2016	Lowest contract charge 1.30% Class IA	$13.61	—	—	—	6.25%
	Highest contract charge 1.70% Class IA	$13.23	—	—	—	5.92%
	All contract charges	—	915	$12,319	0.01%

1290 VT GAMCO Mergers & Acquisitions
2020	Lowest contract charge 0.30% Class IB	$12.04	—	—	—	(1.63)%
	Highest contract charge 1.25% Class IB	$11.24	—	—	—	(2.60)%
	All contract charges	—	585	$6,448	0.17%
2019	Lowest contract charge 0.30% Class IB	$12.24	—	—	—	8.32%
	Highest contract charge 1.25% Class IB	$11.54	—	—	—	7.25%
	All contract charges	—	640	$7,261	4.08%
2018	Lowest contract charge 0.30% Class IB	$11.30	—	—	—	(5.20)%
	Highest contract charge 1.25% Class IB	$10.76	—	—	—	(6.03)%
	All contract charges	—	586	$6,207	1.48%
2017	Lowest contract charge 0.30% Class IB	$11.92	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$11.45	—	—	—	4.85%
	All contract charges	—	495	$5,588	0.17%
2016	Lowest contract charge 0.30% Class IB	$11.26	—	—	—	7.34%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	6.33%
	All contract charges	—	389	$4,207	0.01%

1290 VT GAMCO Small Company Value
2020	Lowest contract charge 1.30% Class IA	$30.67	—	—	—	8.07%
	Highest contract charge 1.70% Class IA	$29.32	—	—	—	7.68%
	All contract charges	—	7,130	$216,321	0.73%
2019	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	21.75%
	Highest contract charge 1.70% Class IA	$27.23	—	—	—	21.24%
	All contract charges	—	8,032	$225,658	0.59%
2018	Lowest contract charge 0.65% Class IA	$18.82	—	—	—	(16.13)%
	Highest contract charge 1.70% Class IA	$22.46	—	—	—	(17.03)%
	All contract charges	—	8,696	$200,837	0.56%
2017	Lowest contract charge 0.65% Class IA	$22.44	—	—	—	15.37%
	Highest contract charge 1.70% Class IA	$27.07	—	—	—	14.12%
	All contract charges	—	9,108	$252,633	0.63%
2016	Lowest contract charge 0.65% Class IA	$19.45	—	—	—	22.48%
	Highest contract charge 1.70% Class IA	$23.72	—	—	—	21.21%
	All contract charges	—	8,949	$216,650	0.53%

1290 VT GAMCO Small Company Value
2020	Lowest contract charge 0.30% Class IB	$16.35	—	—	—	9.15%
	Highest contract charge 1.25% Class IB	$15.27	—	—	—	8.14%
	All contract charges	—	4,402	$63,802	0.73%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.12	—	—	—	21.83%
	All contract charges	—	4,327	$58,145	0.59%
2018	Lowest contract charge 0.30% Class IB	$12.18	—	—	—	(15.83)%
	Highest contract charge 1.25% Class IB	$11.59	—	—	—	(16.62)%
	All contract charges	—	3,948	$43,787	0.56%
2017	Lowest contract charge 0.30% Class IB	$14.47	—	—	—	15.76%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	14.59%
	All contract charges	—	3,302	$44,286	0.63%
2016	Lowest contract charge 0.30% Class IB	$12.50	—	—	—	22.91%
	Highest contract charge 1.25% Class IB	$12.13	—	—	—	21.79%
	All contract charges	—	2,525	$29,851	0.53%

FSA-199

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT High Yield Bond
2020	Lowest contract charge 1.10% Class IB	$12.28	—	—	—	5.23%
	Highest contract charge 1.70% Class IB	$12.85	—	—	—	4.64%
	All contract charges	—	1,682	$21,593	4.99%
2019	Lowest contract charge 1.10% Class IB	$11.67	—	—	—	11.67%
	Highest contract charge 1.70% Class IB	$12.28	—	—	—	11.03%
	All contract charges	—	1,615	$19,747	5.69%
2018	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	(3.24)%
	Highest contract charge 1.70% Class IB	$11.06	—	—	—	(3.91)%
	All contract charges	—	1,260	$13,910	5.66%
2017	Lowest contract charge 1.10% Class IB	$10.80	—	—	—	5.26%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	4.73%
	All contract charges	—	1,182	$13,584	5.10%
2016	Lowest contract charge 1.10% Class IB	$10.26	—	—	—	10.56%
	Highest contract charge 1.70% Class IB	$10.99	—	—	—	9.79%
	All contract charges	—	1,007	$11,034	5.90%

1290 VT Low Volatility Global Equity
2020	Lowest contract charge 1.10% Class IB	$13.05	—	—	—	(2.39)%
	Highest contract charge 1.65% Class IB (d)	$11.18	—	—	—	(2.87)%
	All contract charges	—	249	$3,368	2.63%
2019	Lowest contract charge 1.10% Class IB	$13.37	—	—	—	18.74%
	Highest contract charge 1.30% Class IB	$11.56	—	—	—	18.44%
	All contract charges	—	263	$3,655	2.59%
2018	Lowest contract charge 1.10% Class IB	$11.26	—	—	—	(4.74)%
	Highest contract charge 1.30% Class IB (d)	$9.76	—	—	—	(3.27)%
	All contract charges	—	274	$3,253	2.93%
2017	Lowest contract charge 1.10% Class IB	$11.82	—	—	—	17.15%
	Highest contract charge 1.25% Class IB	$13.15	—	—	—	16.89%
	All contract charges	—	197	$2,521	1.63%
2016	Lowest contract charge 1.10% Class IB	$10.09	—	—	—	7.45%
	Highest contract charge 1.25% Class IB	$11.25	—	—	—	7.24%
	All contract charges	—	160	$1,769	2.25%

1290 VT Micro Cap
2020	Lowest contract charge 1.10% Class IB	$16.65	—	—	—	48.53%
	Highest contract charge 1.65% Class IB	$16.45	—	—	—	47.80%
	All contract charges	—	145	$2,402	0.05%
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	28.11%
	Highest contract charge 1.65% Class IB (d)	$11.13	—	—	—	27.35%
	All contract charges	—	80	$889	0.25%
2018	Lowest contract charge 1.10% Class IB (d)	$8.75	—	—	—	(12.06)%
	Highest contract charge 1.30% Class IB (d)	$8.75	—	—	—	(11.97)%
	All contract charges	—	8	$66	0.09%

1290 VT Moderate Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	4.88%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	4.55%
	All contract charges	—	3,762	$44,418	1.33%
2019	Lowest contract charge 1.30% Class IB (f)	$11.26	—	—	—	10.94%
	Highest contract charge 1.65% Class IB (f)	$11.22	—	—	—	10.54%
	All contract charges	—	1,719	$19,355	2.48%

1290 VT Multi-Alternative Strategies
2020	Lowest contract charge 1.10% Class IB	$10.77	—	—	—	3.46%
	Highest contract charge 1.25% Class IB	$10.73	—	—	—	3.27%
	All contract charges	—	95	$1,023	0.77%
2019	Lowest contract charge 1.10% Class IB	$10.41	—	—	—	6.44%
	Highest contract charge 1.25% Class IB (d)	$10.39	—	—	—	6.35%
	All contract charges	—	50	$521	3.73%
2018	Lowest contract charge 1.10% Class IB (d)	$9.78	—	—	—	(2.40)%
	Highest contract charge 1.10% Class IB (d)	$9.78	—	—	—	(2.40)%
	All contract charges	—	1	$14	1.78%

FSA-200

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Natural Resources
2020	Lowest contract charge 1.10% Class IB	$7.86	—	—	—	(16.65)%
	Highest contract charge 1.70% Class IB	$6.91	—	—	—	(17.15)%
	All contract charges	—	843	$6,169	4.38%
2019	Lowest contract charge 1.10% Class IB	$9.43	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$8.34	—	—	—	9.31%
	All contract charges	—	810	$7,067	4.99%
2018	Lowest contract charge 1.10% Class IB	$8.58	—	—	—	(15.05)%
	Highest contract charge 1.70% Class IB	$7.63	—	—	—	(15.50)%
	All contract charges	—	739	$5,820	2.69%
2017	Lowest contract charge 1.10% Class IB	$10.10	—	—	—	10.87%
	Highest contract charge 1.70% Class IB	$9.03	—	—	—	10.12%
	All contract charges	—	680	$6,284	2.65%
2016	Lowest contract charge 1.10% Class IB	$9.11	—	—	—	28.13%
	Highest contract charge 1.70% Class IB	$8.20	—	—	—	27.33%
	All contract charges	—	684	$5,680	3.00%

1290 VT Real Estate
2020	Lowest contract charge 0.30% Class IB	$12.81	—	—	—	(9.28)%
	Highest contract charge 1.70% Class IB	$11.82	—	—	—	(10.59)%
	All contract charges	—	1,215	$14,283	1.40%
2019	Lowest contract charge 0.30% Class IB	$14.12	—	—	—	21.41%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	19.75%
	All contract charges	—	1,203	$15,893	5.23%
2018	Lowest contract charge 1.10% Class IB	$9.88	—	—	—	(6.62)%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	(7.15)%
	All contract charges	—	1,094	$12,114	3.80%
2017	Lowest contract charge 1.10% Class IB	$10.58	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	8.49%
	All contract charges	—	1,125	$13,417	3.63%
2016	Lowest contract charge 0.65% Class IB	$10.34	—	—	—	3.92%
	Highest contract charge 1.70% Class IB	$10.96	—	—	—	2.81%
	All contract charges	—	1,120	$12,295	0.74%

1290 VT Small Cap Value (l)
2020	Lowest contract charge 0.30% Class IB	$10.04	—	—	—	(1.76)%
	Highest contract charge 1.70% Class IB (q)	$12.85	—	—	—	28.76%
	All contract charges	—	1,243	$13,820	2.49%
2019	Lowest contract charge 0.30% Class IB (d)	$10.22	—	—	—	25.40%
	Highest contract charge 1.65% Class IB (d)	$10.05	—	—	—	23.77%
	All contract charges	—	163	$1,641	1.64%
2018	Lowest contract charge 1.10% Class IB (d)	$8.13	—	—	—	(16.62)%
	Highest contract charge 1.30% Class IB (d)	$8.13	—	—	—	(16.62)%
	All contract charges	—	13	$107	1.72%

1290 VT SmartBeta Equity (m)
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	10.66%
	Highest contract charge 1.70% Class IB (q)	$11.84	—	—	—	18.05%
	All contract charges	—	1,390	$18,351	0.54%
2019	Lowest contract charge 0.30% Class IB	$16.79	—	—	—	26.53%
	Highest contract charge 1.65% Class IB (d)	$11.87	—	—	—	24.82%
	All contract charges	—	254	$3,696	1.30%
2018	Lowest contract charge 1.10% Class IB	$11.30	—	—	—	(7.07)%
	Highest contract charge 1.30% Class IB (d)	$9.52	—	—	—	(5.65)%
	All contract charges	—	197	$2,315	1.39%
2017	Lowest contract charge 1.10% Class IB	$12.16	—	—	—	20.40%
	Highest contract charge 1.25% Class IB	$13.62	—	—	—	20.21%
	All contract charges	—	106	$1,393	1.42%
2016	Lowest contract charge 1.10% Class IB	$10.10	—	—	—	4.66%
	Highest contract charge 1.25% Class IB	$11.33	—	—	—	4.62%
	All contract charges	—	87	$955	1.44%

FSA-201

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible
2020	Lowest contract charge 1.10% Class IB	$18.04	—	—	—	18.61%
	Highest contract charge 1.70% Class IB	$22.25	—	—	—	17.91%
	All contract charges	—	397	$8,076	0.80%
2019	Lowest contract charge 1.10% Class IB	$15.21	—	—	—	28.90%
	Highest contract charge 1.70% Class IB	$18.87	—	—	—	28.02%
	All contract charges	—	573	$9,553	0.98%
2018	Lowest contract charge 1.10% Class IB	$11.80	—	—	—	(5.45)%
	Highest contract charge 1.70% Class IB	$14.74	—	—	—	(5.99)%
	All contract charges	—	472	$6,185	1.19%
2017	Lowest contract charge 1.10% Class IB	$12.48	—	—	—	19.08%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	18.34%
	All contract charges	—	285	$4,332	1.05%
2016	Lowest contract charge 1.10% Class IB	$10.48	—	—	—	8.71%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	8.16%
	All contract charges	—	266	$3,503	1.27%

7TwelveTM Balanced Portfolio
2020	Lowest contract charge 1.10% Class 4	$11.26	—	—	—	4.07%
	Highest contract charge 1.70% Class 4	$12.08	—	—	—	3.42%
	All contract charges	—	3,768	$45,737	1.59%
2019	Lowest contract charge 1.10% Class 4	$10.82	—	—	—	13.54%
	Highest contract charge 1.70% Class 4	$11.68	—	—	—	12.96%
	All contract charges	—	4,700	$55,051	1.14%
2018	Lowest contract charge 1.10% Class 4	$9.53	—	—	—	(9.58)%
	Highest contract charge 1.70% Class 4	$10.34	—	—	—	(10.24)%
	All contract charges	—	5,416	$55,914	0.43%
2017	Lowest contract charge 1.10% Class 4	$10.54	—	—	—	9.11%
	Highest contract charge 1.70% Class 4	$11.52	—	—	—	8.47%
	All contract charges	—	6,266	$71,655	0.34%
2016	Lowest contract charge 0.30% Class 4	$9.97	—	—	—	8.96%
	Highest contract charge 1.70% Class 4	$10.62	—	—	—	7.38%
	All contract charges	—	7,083	$74,489	0.16%

AB VPS Balanced Wealth Strategy Portfolio
2020	Lowest contract charge 1.30% Class B	$19.53	—	—	—	7.78%
	Highest contract charge 1.70% Class B	$18.67	—	—	—	7.36%
	All contract charges	—	186	$3,584	2.13%
2019	Lowest contract charge 1.30% Class B	$18.12	—	—	—	16.68%
	Highest contract charge 1.70% Class B	$17.39	—	—	—	16.24%
	All contract charges	—	226	$4,063	2.19%
2018	Lowest contract charge 1.30% Class B	$15.53	—	—	—	(7.61)%
	Highest contract charge 1.70% Class B	$14.96	—	—	—	(8.05)%
	All contract charges	—	299	$4,596	1.70%
2017	Lowest contract charge 1.30% Class B	$16.81	—	—	—	14.12%
	Highest contract charge 1.70% Class B	$16.27	—	—	—	13.70%
	All contract charges	—	329	$5,470	1.79%
2016	Lowest contract charge 1.30% Class B	$14.73	—	—	—	3.08%
	Highest contract charge 1.70% Class B	$14.31	—	—	—	2.65%
	All contract charges	—	363	$5,298	1.82%

AB VPS Global Thematic Growth Portfolio
2020	Lowest contract charge 1.10% Class B	$19.52	—	—	—	37.56%
	Highest contract charge 1.25% Class B	$20.27	—	—	—	37.33%
	All contract charges	—	309	$6,096	0.52%
2019	Lowest contract charge 1.10% Class B	$14.19	—	—	—	28.30%
	Highest contract charge 1.25% Class B	$14.76	—	—	—	28.13%
	All contract charges	—	133	$1,929	0.16%

FSA-202

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Global Thematic Growth Portfolio (Continued)
2018	Lowest contract charge 1.10% Class B	$11.06	—	—	—	(10.95)%
	Highest contract charge 1.25% Class B	$11.52	—	—	—	(11.11)%
	All contract charges	—	117	$1,310	0.00%
2017	Lowest contract charge 1.10% Class B	$12.42	—	—	—	34.85%
	Highest contract charge 1.25% Class B	$12.96	—	—	—	34.58%
	All contract charges	—	91	$1,155	0.27%
2016	Lowest contract charge 1.10% Class B	$9.21	—	—	—	(2.02)%
	Highest contract charge 1.25% Class B	$9.63	—	—	—	(2.03)%
	All contract charges	—	52	$489	0.00%

AB VPS Growth and Income Portfolio
2020	Lowest contract charge 0.30% Class B	$16.08	—	—	—	2.16%
	Highest contract charge 1.25% Class B	$15.14	—	—	—	1.20%
	All contract charges	—	1,060	$15,712	1.36%
2019	Lowest contract charge 0.30% Class B	$15.74	—	—	—	23.26%
	Highest contract charge 1.25% Class B	$14.96	—	—	—	22.12%
	All contract charges	—	1,046	$15,320	1.04%
2018	Lowest contract charge 1.10% Class B	$11.87	—	—	—	(6.83)%
	Highest contract charge 1.25% Class B	$12.25	—	—	—	(7.06)%
	All contract charges	—	759	$9,082	0.74%
2017	Lowest contract charge 1.10% Class B	$12.74	—	—	—	17.20%
	Highest contract charge 1.25% Class B	$13.18	—	—	—	17.16%
	All contract charges	—	325	$4,194	1.25%
2016	Lowest contract charge 1.10% Class B	$10.87	—	—	—	9.91%
	Highest contract charge 1.25% Class B	$11.25	—	—	—	9.65%
	All contract charges	—	266	$2,945	0.95%

AB VPS International Growth Portfolio
2020	Lowest contract charge 1.30% Class B	$17.74	—	—	—	27.90%
	Highest contract charge 1.70% Class B	$16.96	—	—	—	27.42%
	All contract charges	—	481	$8,451	1.11%
2019	Lowest contract charge 1.30% Class B	$13.87	—	—	—	25.52%
	Highest contract charge 1.70% Class B	$13.31	—	—	—	25.09%
	All contract charges	—	562	$7,713	0.28%
2018	Lowest contract charge 1.30% Class B	$11.05	—	—	—	(18.63)%
	Highest contract charge 1.70% Class B	$10.64	—	—	—	(19.03)%
	All contract charges	—	652	$7,139	0.41%
2017	Lowest contract charge 0.65% Class B	$12.37	—	—	—	33.73%
	Highest contract charge 1.70% Class B	$13.14	—	—	—	32.33%
	All contract charges	—	716	$9,644	0.94%
2016	Lowest contract charge 0.65% Class B	$9.25	—	—	—	(7.59)%
	Highest contract charge 1.70% Class B	$9.93	—	—	—	(8.65)%
	All contract charges	—	726	$7,354	0.00%

AB VPS Small/Mid Cap Value Portfolio
2020	Lowest contract charge 0.30% Class B	$13.77	—	—	—	2.76%
	Highest contract charge 1.25% Class B	$12.97	—	—	—	1.81%
	All contract charges	—	536	$6,833	0.81%
2019	Lowest contract charge 0.30% Class B	$13.40	—	—	—	19.54%
	Highest contract charge 1.25% Class B	$12.74	—	—	—	18.40%
	All contract charges	—	480	$6,015	0.33%
2018	Lowest contract charge 0.30% Class B	$11.21	—	—	—	(15.59)%
	Highest contract charge 1.25% Class B	$10.76	—	—	—	(16.39)%
	All contract charges	—	402	$4,259	0.22%
2017	Lowest contract charge 1.10% Class B	$12.50	—	—	—	11.61%
	Highest contract charge 1.25% Class B	$12.87	—	—	—	11.53%
	All contract charges	—	317	$4,027	0.25%
2016	Lowest contract charge 0.30% Class B	$11.80	—	—	—	24.34%
	Highest contract charge 1.25% Class B	$11.54	—	—	—	23.16%
	All contract charges	—	250	$2,852	0.39%

FSA-203

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ALPS | Red Rocks Global Opportunity Portfolio
2020	Lowest contract charge 1.10% Class III	$15.94	—	—	—	8.07%
	Highest contract charge 1.25% Class III	$15.81	—	—	—	7.92%
	All contract charges	—	381	$6,066	12.80%
2019	Lowest contract charge 1.10% Class III	$14.75	—	—	—	38.24%
	Highest contract charge 1.25% Class III	$14.65	—	—	—	38.08%
	All contract charges	—	355	$5,227	0.00%
2018	Lowest contract charge 1.10% Class III	$10.67	—	—	—	(13.46)%
	Highest contract charge 1.25% Class III	$10.61	—	—	—	(13.60)%
	All contract charges	—	360	$3,842	5.79%
2017	Lowest contract charge 0.30% Class III	$12.33	—	—	—	24.55%
	Highest contract charge 1.25% Class III	$12.28	—	—	—	23.29%
	All contract charges	—	268	$3,300	3.19%
2016	Lowest contract charge 1.10% Class III	$9.98	—	—	—	6.85%
	Highest contract charge 1.25% Class III	$9.96	—	—	—	6.64%
	All contract charges	—	158	$1,582	1.12%

American Century VP Inflation Protection Fund
2020	Lowest contract charge 0.30% Class II	$12.05	—	—	—	9.25%
	Highest contract charge 1.25% Class II	$11.25	—	—	—	8.17%
	All contract charges	—	1,046	$11,812	1.43%
2019	Lowest contract charge 0.30% Class II	$11.03	—	—	—	8.56%
	Highest contract charge 1.25% Class II	$10.40	—	—	—	7.55%
	All contract charges	—	840	$8,757	2.32%
2018	Lowest contract charge 1.10% Class II	$9.70	—	—	—	(3.87)%
	Highest contract charge 1.25% Class II	$9.67	—	—	—	(4.07)%
	All contract charges	—	817	$7,906	2.97%
2017	Lowest contract charge 1.10% Class II	$10.09	—	—	—	2.54%
	Highest contract charge 1.25% Class II	$10.08	—	—	—	2.44%
	All contract charges	—	627	$6,328	2.74%
2016	Lowest contract charge 1.10% Class II	$9.84	—	—	—	3.25%
	Highest contract charge 1.25% Class II	$9.84	—	—	—	3.04%
	All contract charges	—	438	$4,317	1.86%

American Century VP Large Company Value
2020	Lowest contract charge 1.30% Class II	$24.67	—	—	—	1.15%
	Highest contract charge 1.70% Class II	$23.58	—	—	—	0.73%
	All contract charges	—	83	$1,976	1.58%
2019	Lowest contract charge 1.30% Class II	$24.39	—	—	—	25.66%
	Highest contract charge 1.70% Class II	$23.41	—	—	—	25.12%
	All contract charges	—	83	$1,991	1.91%
2018	Lowest contract charge 1.30% Class II	$19.41	—	—	—	(9.38)%
	Highest contract charge 1.70% Class II	$18.71	—	—	—	(9.74)%
	All contract charges	—	88	$1,680	1.57%
2017	Lowest contract charge 1.30% Class II	$21.42	—	—	—	9.51%
	Highest contract charge 1.70% Class II	$20.73	—	—	—	9.11%
	All contract charges	—	113	$2,376	1.58%
2016	Lowest contract charge 1.30% Class II	$19.56	—	—	—	13.52%
	Highest contract charge 1.70% Class II	$19.00	—	—	—	13.03%
	All contract charges	—	121	$2,365	1.96%

American Funds Insurance Series® Asset Allocation FundSM
2020	Lowest contract charge 1.10% Class 4	$15.02	—	—	—	10.93%
	Highest contract charge 1.25% Class 4	$16.34	—	—	—	10.78%
	All contract charges	—	7,289	$113,966	1.49%
2019	Lowest contract charge 1.10% Class 4	$13.54	—	—	—	19.61%
	Highest contract charge 1.25% Class 4	$14.75	—	—	—	19.43%
	All contract charges	—	6,917	$97,750	1.82%

FSA-204

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Asset Allocation FundSM (Continued)
2018	Lowest contract charge 1.10% Class 4	$11.32	—	—	—	(5.90)%
	Highest contract charge 1.25% Class 4	$12.35	—	—	—	(6.01)%
	All contract charges	—	5,924	$70,115	1.65%
2017	Lowest contract charge 1.10% Class 4	$12.03	—	—	—	14.68%
	Highest contract charge 1.25% Class 4	$13.14	—	—	—	14.46%
	All contract charges	—	4,036	$50,965	1.67%
2016	Lowest contract charge 1.10% Class 4	$10.49	—	—	—	7.92%
	Highest contract charge 1.25% Class 4	$11.48	—	—	—	7.79%
	All contract charges	—	2,434	$27,035	1.67%

American Funds Insurance Series® Bond FundSM
2020	Lowest contract charge 0.65% Class 4	$12.18	—	—	—	8.65%
	Highest contract charge 1.70% Class 4	$11.32	—	—	—	7.50%
	All contract charges	—	4,129	$47,832	2.04%
2019	Lowest contract charge 0.65% Class 4	$11.21	—	—	—	8.41%
	Highest contract charge 1.70% Class 4	$10.53	—	—	—	7.23%
	All contract charges	—	3,573	$38,403	2.50%
2018	Lowest contract charge 0.65% Class 4	$10.34	—	—	—	(1.62)%
	Highest contract charge 1.70% Class 4	$9.82	—	—	—	(2.58)%
	All contract charges	—	3,487	$34,807	2.13%
2017	Lowest contract charge 0.65% Class 4	$10.51	—	—	—	2.64%
	Highest contract charge 1.70% Class 4	$10.08	—	—	—	1.61%
	All contract charges	—	4,010	$40,933	1.95%
2016	Lowest contract charge 0.65% Class 4	$10.24	—	—	—	2.20%
	Highest contract charge 1.70% Class 4	$9.92	—	—	—	1.02%
	All contract charges	—	3,991	$39,988	1.70%

American Funds Insurance Series® Global Growth FundSM
2020	Lowest contract charge 0.30% Class 4	$23.48	—	—	—	29.80%
	Highest contract charge 1.25% Class 4	$21.92	—	—	—	28.49%
	All contract charges	—	1,139	$22,921	0.16%
2019	Lowest contract charge 0.30% Class 4	$18.09	—	—	—	34.40%
	Highest contract charge 1.25% Class 4	$17.06	—	—	—	33.18%
	All contract charges	—	1,101	$17,303	1.01%
2018	Lowest contract charge 0.30% Class 4	$13.46	—	—	—	(9.48)%
	Highest contract charge 1.25% Class 4	$12.81	—	—	—	(10.36)%
	All contract charges	—	922	$10,929	0.58%
2017	Lowest contract charge 0.30% Class 4	$14.87	—	—	—	30.67%
	Highest contract charge 1.25% Class 4	$14.29	—	—	—	29.44%
	All contract charges	—	589	$7,918	0.72%
2016	Lowest contract charge 0.30% Class 4	$11.38	—	—	—	0.09%
	Highest contract charge 1.25% Class 4	$11.04	—	—	—	(0.81)%
	All contract charges	—	386	$4,005	0.77%

American Funds Insurance Series® Global Small Capitalization FundSM
2020	Lowest contract charge 0.30% Class 4	$19.95	—	—	—	28.96%
	Highest contract charge 1.70% Class 4	$20.38	—	—	—	27.22%
	All contract charges	—	1,318	$26,285	0.13%
2019	Lowest contract charge 0.30% Class 4	$15.47	—	—	—	30.88%
	Highest contract charge 1.70% Class 4	$16.02	—	—	—	28.99%
	All contract charges	—	1,397	$21,830	0.01%
2018	Lowest contract charge 0.30% Class 4	$11.82	—	—	—	(11.06)%
	Highest contract charge 1.70% Class 4	$12.42	—	—	—	(12.35)%
	All contract charges	—	1,382	$16,863	0.02%
2017	Lowest contract charge 0.30% Class 4	$13.29	—	—	—	25.26%
	Highest contract charge 1.70% Class 4	$14.17	—	—	—	23.54%
	All contract charges	—	1,194	$16,674	0.41%
2016	Lowest contract charge 0.30% Class 4	$10.61	—	—	—	1.53%
	Highest contract charge 1.70% Class 4	$11.47	—	—	—	0.09%
	All contract charges	—	1,083	$12,237	0.10%

FSA-205

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Growth-Income FundSM
2020	Lowest contract charge 0.30% Class 4	$21.76	—	—	—	12.92%
	Highest contract charge 1.25% Class 4	$20.31	—	—	—	11.84%
	All contract charges	—	2,032	$36,750	1.21%
2019	Lowest contract charge 0.30% Class 4	$19.27	—	—	—	25.46%
	Highest contract charge 1.25% Class 4	$18.16	—	—	—	24.21%
	All contract charges	—	1,787	$28,986	1.59%
2018	Lowest contract charge 0.30% Class 4	$15.36	—	—	—	(2.35)%
	Highest contract charge 1.25% Class 4	$14.62	—	—	—	(3.24)%
	All contract charges	—	1,461	$19,140	1.51%
2017	Lowest contract charge 0.30% Class 4	$15.73	—	—	—	21.75%
	Highest contract charge 1.25% Class 4	$15.11	—	—	—	20.49%
	All contract charges	—	867	$11,955	1.52%
2016	Lowest contract charge 0.30% Class 4	$12.92	—	—	—	10.90%
	Highest contract charge 1.25% Class 4	$12.54	—	—	—	9.90%
	All contract charges	—	505	$6,035	1.49%

American Funds Insurance Series® International Growth and Income FundSM
2020	Lowest contract charge 1.10% Class 4	$12.05	—	—	—	4.60%
	Highest contract charge 1.25% Class 4	$12.23	—	—	—	4.44%
	All contract charges	—	921	$11,162	1.37%
2019	Lowest contract charge 1.10% Class 4	$11.52	—	—	—	21.14%
	Highest contract charge 1.25% Class 4	$11.71	—	—	—	20.85%
	All contract charges	—	839	$9,750	2.47%
2018	Lowest contract charge 1.10% Class 4	$9.51	—	—	—	(12.43)%
	Highest contract charge 1.25% Class 4	$9.69	—	—	—	(12.55)%
	All contract charges	—	715	$6,877	2.31%
2017	Lowest contract charge 1.10% Class 4	$10.86	—	—	—	23.27%
	Highest contract charge 1.25% Class 4	$11.08	—	—	—	23.25%
	All contract charges	—	506	$5,568	2.34%
2016	Lowest contract charge 1.10% Class 4	$8.81	—	—	—	0.11%
	Highest contract charge 1.25% Class 4	$8.99	—	—	—	(0.11)%
	All contract charges	—	361	$3,229	2.67%

American Funds Insurance Series® Managed Risk Asset Allocation FundSM
2020	Lowest contract charge 1.30% Class P-2	$15.53	—	—	—	4.51%
	Highest contract charge 1.70% Class P-2	$15.05	—	—	—	4.08%
	All contract charges	—	467	$7,171	1.55%
2019	Lowest contract charge 1.30% Class P-2	$14.86	—	—	—	16.46%
	Highest contract charge 1.70% Class P-2	$14.46	—	—	—	16.05%
	All contract charges	—	488	$7,183	2.29%
2018	Lowest contract charge 1.30% Class P-2	$12.76	—	—	—	(6.18)%
	Highest contract charge 1.70% Class P-2	$12.46	—	—	—	(6.53)%
	All contract charges	—	509	$6,445	1.33%
2017	Lowest contract charge 1.30% Class P-2	$13.60	—	—	—	13.33%
	Highest contract charge 1.70% Class P-2	$13.33	—	—	—	12.87%
	All contract charges	—	562	$7,606	0.76%
2016	Lowest contract charge 1.30% Class P-2	$12.00	—	—	—	5.91%
	Highest contract charge 1.70% Class P-2	$11.81	—	—	—	5.45%
	All contract charges	—	484	$5,775	1.31%

American Funds Insurance Series® New World Fund®
2020	Lowest contract charge 0.30% Class 4	$16.25	—	—	—	22.92%
	Highest contract charge 1.70% Class 4	$15.69	—	—	—	21.16%
	All contract charges	—	5,000	$79,330	0.04%
2019	Lowest contract charge 0.30% Class 4	$13.22	—	—	—	28.47%
	Highest contract charge 1.70% Class 4	$12.95	—	—	—	26.71%
	All contract charges	—	5,102	$66,579	0.77%
2018	Lowest contract charge 0.30% Class 4	$10.29	—	—	—	(14.53)%
	Highest contract charge 1.70% Class 4	$10.22	—	—	—	(15.75)%
	All contract charges	—	5,012	$51,492	0.71%

FSA-206

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® New World Fund® (Continued)
2017	Lowest contract charge 0.30% Class 4	$12.04	—	—	—	28.63%
	Highest contract charge 1.70% Class 4	$12.13	—	—	—	26.88%
	All contract charges	—	4,386	$53,367	0.85%
2016	Lowest contract charge 0.30% Class 4	$9.36	—	—	—	4.82%
	Highest contract charge 1.70% Class 4	$9.56	—	—	—	3.24%
	All contract charges	—	3,789	$36,229	0.67%

BlackRock Global Allocation V.I. Fund
2020	Lowest contract charge 0.30% Class III	$15.66	—	—	—	20.37%
	Highest contract charge 1.70% Class III	$17.46	—	—	—	18.61%
	All contract charges	—	6,928	$115,095	1.28%
2019	Lowest contract charge 1.10% Class III	$11.47	—	—	—	16.45%
	Highest contract charge 1.70% Class III	$14.72	—	—	—	15.81%
	All contract charges	—	7,684	$107,424	1.24%
2018	Lowest contract charge 0.30% Class III	$11.09	—	—	—	(7.81)%
	Highest contract charge 1.70% Class III	$12.71	—	—	—	(9.21)%
	All contract charges	—	8,626	$104,285	0.84%
2017	Lowest contract charge 0.30% Class III	$12.03	—	—	—	13.38%
	Highest contract charge 1.70% Class III	$14.00	—	—	—	11.82%
	All contract charges	—	9,120	$121,106	1.31%
2016	Lowest contract charge 0.30% Class III	$10.61	—	—	—	3.51%
	Highest contract charge 1.70% Class III	$12.52	—	—	—	2.04%
	All contract charges	—	8,837	$105,416	1.26%

BlackRock Large Cap Focus Growth V.I. Fund
2020	Lowest contract charge 1.30% Class III	$50.87	—	—	—	41.58%
	Highest contract charge 1.70% Class III	$48.62	—	—	—	41.01%
	All contract charges	—	1,868	$94,133	0.00%
2019	Lowest contract charge 1.30% Class III	$35.93	—	—	—	30.61%
	Highest contract charge 1.70% Class III	$34.48	—	—	—	30.06%
	All contract charges	—	1,806	$64,298	0.00%
2018	Lowest contract charge 1.30% Class III	$27.51	—	—	—	1.44%
	Highest contract charge 1.70% Class III	$26.51	—	—	—	1.03%
	All contract charges	—	2,054	$55,833	0.00%
2017	Lowest contract charge 1.30% Class III	$27.12	—	—	—	27.50%
	Highest contract charge 1.70% Class III	$26.24	—	—	—	27.01%
	All contract charges	—	1,611	$43,359	0.00%
2016	Lowest contract charge 0.65% Class III	$19.69	—	—	—	6.84%
	Highest contract charge 1.70% Class III	$20.66	—	—	—	5.73%
	All contract charges	—	1,589	$33,551	0.48%

ClearBridge Variable Aggressive Growth Portfolio
2020	Lowest contract charge 1.10% Class II	$13.76	—	—	—	16.41%
	Highest contract charge 1.70% Class II	$14.75	—	—	—	15.69%
	All contract charges	—	3,877	$57,764	0.59%
2019	Lowest contract charge 0.30% Class II	$13.79	—	—	—	24.35%
	Highest contract charge 1.70% Class II	$12.75	—	—	—	22.71%
	All contract charges	—	4,165	$53,462	0.75%
2018	Lowest contract charge 1.10% Class II	$9.58	—	—	—	(9.54)%
	Highest contract charge 1.70% Class II	$10.39	—	—	—	(10.20)%
	All contract charges	—	4,475	$46,680	0.37%
2017	Lowest contract charge 1.10% Class II	$10.59	—	—	—	14.73%
	Highest contract charge 1.70% Class II	$11.57	—	—	—	14.10%
	All contract charges	—	4,641	$53,721	0.27%
2016	Lowest contract charge 1.10% Class II	$9.23	—	—	—	(0.22)%
	Highest contract charge 1.70% Class II	$10.14	—	—	—	(0.78)%
	All contract charges	—	4,463	$45,225	0.42%

FSA-207

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ClearBridge Variable Appreciation Portfolio
2020	Lowest contract charge 1.30 % Class II	$17.59	—	—	—	12.97%
	Highest contract charge 1.70% Class II	$17.18	—	—	—	12.58%
	All contract charges	—	1,253	$22,000	0.87%
2019	Lowest contract charge 1.30 % Class II	$15.57	—	—	—	27.83%
	Highest contract charge 1.70% Class II	$15.26	—	—	—	27.27%
	All contract charges	—	1,227	$19,083	1.28%
2018	Lowest contract charge 1.30 % Class II	$12.18	—	—	—	(3.26)%
	Highest contract charge 1.70% Class II	$11.99	—	—	—	(3.62)%
	All contract charges	—	1,137	$13,831	1.18%
2017	Lowest contract charge 1.30 % Class II	$12.59	—	—	—	17.77%
	Highest contract charge 1.70% Class II	$12.44	—	—	—	17.25%
	All contract charges	—	1,025	$12,893	1.14%
2016	Lowest contract charge 1.30 % Class II	$10.69	—	—	—	7.98%
	Highest contract charge 1.70% Class II	$10.61	—	—	—	7.61%
	All contract charges	—	781	$8,342	1.41%

ClearBridge Variable Dividend Strategy Portfolio
2020	Lowest contract charge 1.10% Class II	$16.41	—	—	—	6.28%
	Highest contract charge 1.70% Class II	$16.70	—	—	—	5.70%
	All contract charges	—	3,010	$50,901	1.33%
2019	Lowest contract charge 1.10% Class II	$15.44	—	—	—	29.97%
	Highest contract charge 1.70% Class II	$15.80	—	—	—	29.19%
	All contract charges	—	2,908	$46,390	1.44%
2018	Lowest contract charge 1.10% Class II	$11.88	—	—	—	(6.01)%
	Highest contract charge 1.70% Class II	$12.23	—	—	—	(6.64)%
	All contract charges	—	2,562	$31,532	1.45%
2017	Lowest contract charge 1.10% Class II	$12.64	—	—	—	17.69%
	Highest contract charge 1.70% Class II	$13.10	—	—	—	16.96%
	All contract charges	—	2,293	$30,208	1.46%
2016	Lowest contract charge 1.10% Class II	$10.74	—	—	—	13.53%
	Highest contract charge 1.70% Class II	$11.20	—	—	—	12.90%
	All contract charges	—	1,916	$21,544	1.68%

ClearBridge Variable Mid Cap Portfolio
2020	Lowest contract charge 1.30 % Class II	$15.10	—	—	—	13.62%
	Highest contract charge 1.70% Class II	$14.74	—	—	—	13.12%
	All contract charges	—	456	$6,873	0.04%
2019	Lowest contract charge 1.30 % Class II	$13.29	—	—	—	30.94%
	Highest contract charge 1.70% Class II	$13.03	—	—	—	30.43%
	All contract charges	—	437	$5,779	0.37%
2018	Lowest contract charge 1.30 % Class II	$10.15	—	—	—	(13.98)%
	Highest contract charge 1.70% Class II	$9.99	—	—	—	(14.32)%
	All contract charges	—	422	$4,270	0.19%
2017	Lowest contract charge 1.30 % Class II	$11.80	—	—	—	11.11%
	Highest contract charge 1.70% Class II	$11.66	—	—	—	10.63%
	All contract charges	—	391	$4,609	0.20%
2016	Lowest contract charge 1.30 % Class II	$10.62	—	—	—	7.71%
	Highest contract charge 1.70% Class II	$10.54	—	—	—	7.33%
	All contract charges	—	349	$3,714	0.44%

Delaware VIP® Diversified Income Series
2020	Lowest contract charge 0.30% Service Class	$13.03	—	—	—	10.42%
	Highest contract charge 1.25% Service Class	$12.16	—	—	—	9.25%
	All contract charges	—	2,379	$28,453	2.48%
2019	Lowest contract charge 0.30% Service Class	$11.80	—	—	—	9.77%
	Highest contract charge 1.25% Service Class	$11.13	—	—	—	8.80%
	All contract charges	—	2,069	$22,622	2.45%
2018	Lowest contract charge 0.30% Service Class	$10.75	—	—	—	(2.63)%
	Highest contract charge 1.25% Service Class	$10.23	—	—	—	(3.58)%
	All contract charges	—	1,817	$18,311	2.89%

FSA-208

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware VIP® Diversified Income Series (Continued)
2017	Lowest contract charge 0.30% Service Class	$11.04	—	—	—	4.55%
	Highest contract charge 1.25% Service Class	$10.61	—	—	—	3.61%
	All contract charges	—	1,656	$17,317	2.26%
2016	Lowest contract charge 0.30% Service Class	$10.56	—	—	—	3.02%
	Highest contract charge 1.25% Service Class	$10.24	—	—	—	1.99%
	All contract charges	—	1,317	$13,346	2.90%

Delaware VIP® Emerging Markets Series
2020	Lowest contract charge 1.10% Service Class	$15.18	—	—	—	23.31%
	Highest contract charge 1.25% Service Class	$14.32	—	—	—	23.13%
	All contract charges	—	618	$9,236	0.47%
2019	Lowest contract charge 1.10% Service Class	$12.31	—	—	—	20.92%
	Highest contract charge 1.25% Service Class	$11.63	—	—	—	20.77%
	All contract charges	—	575	$6,974	0.39%
2018	Lowest contract charge 1.10% Service Class	$10.18	—	—	—	(16.97)%
	Highest contract charge 1.25% Service Class	$9.63	—	—	—	(17.05)%
	All contract charges	—	439	$4,376	2.86%
2017	Lowest contract charge 1.10% Service Class	$12.26	—	—	—	38.69%
	Highest contract charge 1.25% Service Class	$11.61	—	—	—	38.38%
	All contract charges	—	267	$3,190	0.28%
2016	Lowest contract charge 1.10% Service Class	$8.84	—	—	—	12.47%
	Highest contract charge 1.25% Service Class	$8.39	—	—	—	12.32%
	All contract charges	—	122	$1,032	0.82%

Delaware VIP® Limited-Term Diversified Income Series
2020	Lowest contract charge 0.30% Service Class	$11.32	—	—	—	3.85%
	Highest contract charge 1.25% Service Class	$10.57	—	—	—	2.82%
	All contract charges	—	1,246	$13,167	1.49%
2019	Lowest contract charge 0.30% Service Class	$10.90	—	—	—	4.51%
	Highest contract charge 1.25% Service Class	$10.28	—	—	—	3.52%
	All contract charges	—	1,113	$11,440	2.40%
2018	Lowest contract charge 0.30% Service Class	$10.43	—	—	—	(0.29)%
	Highest contract charge 1.25% Service Class	$9.93	—	—	—	(1.19)%
	All contract charges	—	996	$9,885	2.43%
2017	Lowest contract charge 0.30% Service Class	$10.46	—	—	—	1.65%
	Highest contract charge 1.25% Service Class	$10.05	—	—	—	0.60%
	All contract charges	—	1,017	$10,209	1.79%
2016	Lowest contract charge 1.10% Service Class	$9.92	—	—	—	0.51%
	Highest contract charge 1.25% Service Class	$9.99	—	—	—	0.40%
	All contract charges	—	904	$9,014	1.45%

Eaton Vance VT Floating-Rate Income Fund
2020	Lowest contract charge 0.30% Initial Class	$12.09	—	—	—	1.68%
	Highest contract charge 1.70% Initial Class	$10.93	—	—	—	0.28%
	All contract charges	—	4,513	$50,569	3.30%
2019	Lowest contract charge 0.30% Initial Class	$11.89	—	—	—	6.83%
	Highest contract charge 1.70% Initial Class	$10.90	—	—	—	5.21%
	All contract charges	—	4,677	$52,057	4.30%
2018	Lowest contract charge 0.30% Initial Class	$11.13	—	—	—	(0.45)%
	Highest contract charge 1.70% Initial Class	$10.36	—	—	—	(1.80)%
	All contract charges	—	4,393	$46,214	3.81%
2017	Lowest contract charge 0.30% Initial Class	$11.18	—	—	—	3.14%
	Highest contract charge 1.70% Initial Class	$10.55	—	—	—	1.74%
	All contract charges	—	2,652	$28,322	3.26%
2016	Lowest contract charge 0.30% Initial Class	$10.84	—	—	—	8.62%
	Highest contract charge 1.70% Initial Class	$10.37	—	—	—	7.13%
	All contract charges	—	1,954	$20,455	3.47%

FSA-209

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/400 Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$28.31	—	—	—	11.99%
	Highest contract charge 1.70% Class IB	$27.06	—	—	—	11.54%
	All contract charges	—	2,463	$64,136	0.68%
2019	Lowest contract charge 0.65% Class IB	$22.43	—	—	—	24.13%
	Highest contract charge 1.70% Class IB	$24.26	—	—	—	22.77%
	All contract charges	—	2,787	$64,841	0.93%
2018	Lowest contract charge 0.65% Class IB	$18.07	—	—	—	(12.83)%
	Highest contract charge 1.70% Class IB	$19.76	—	—	—	(13.75)%
	All contract charges	—	3,091	$58,913	0.89%
2017	Lowest contract charge 0.65% Class IB	$20.73	—	—	—	14.47%
	Highest contract charge 1.70% Class IB	$22.91	—	—	—	13.25%
	All contract charges	—	3,593	$79,230	0.74%
2016	Lowest contract charge 0.65% Class IB	$18.11	—	—	—	18.91%
	Highest contract charge 1.70% Class IB	$20.23	—	—	—	17.68%
	All contract charges	—	3,959	$78,033	0.74%

EQ/500 Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$31.14	—	—	—	15.50%
	Highest contract charge 1.70% Class IB	$29.76	—	—	—	15.04%
	All contract charges	—	5,205	$153,102	0.95%
2019	Lowest contract charge 0.65% Class IB	$26.01	—	—	—	29.08%
	Highest contract charge 1.70% Class IB	$25.87	—	—	—	27.69%
	All contract charges	—	6,094	$155,911	1.46%
2018	Lowest contract charge 0.65% Class IB	$20.15	—	—	—	(6.67)%
	Highest contract charge 1.70% Class IB	$20.26	—	—	—	(7.66)%
	All contract charges	—	6,960	$139,884	1.03%
2017	Lowest contract charge 0.65% Class IB	$21.59	—	—	—	19.94%
	Highest contract charge 1.70% Class IB	$21.94	—	—	—	18.66%
	All contract charges	—	8,242	$179,840	1.08%
2016	Lowest contract charge 0.65% Class IB	$18.00	—	—	—	10.29%
	Highest contract charge 1.70% Class IB	$18.49	—	—	—	9.15%
	All contract charges	—	9,491	$175,396	1.20%

EQ/2000 Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$28.87	—	—	—	17.74%
	Highest contract charge 1.70% Class IB	$27.60	—	—	—	17.30%
	All contract charges	—	2,479	$67,180	0.74%
2019	Lowest contract charge 0.65% Class IB	$21.23	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$23.53	—	—	—	22.30%
	All contract charges	—	2,923	$67,161	0.88%
2018	Lowest contract charge 0.65% Class IB	$17.17	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IB	$19.24	—	—	—	(13.41)%
	All contract charges	—	3,194	$60,105	0.73%
2017	Lowest contract charge 0.65% Class IB	$19.62	—	—	—	13.15%
	Highest contract charge 1.70% Class IB	$22.22	—	—	—	11.94%
	All contract charges	—	3,550	$77,736	0.70%
2016	Lowest contract charge 0.65% Class IB	$17.34	—	—	—	19.75%
	Highest contract charge 1.70% Class IB	$19.85	—	—	—	18.44%
	All contract charges	—	3,941	$77,963	0.70%

EQ/AB Dynamic Aggressive Growth
2020	Lowest contract charge 1.30% Class IB	$11.16	—	—	—	1.36%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	1.10%
	All contract charges	—	25,369	$283,046	0.71%
2019	Lowest contract charge 1.30% Class IB	$11.01	—	—	—	18.26%
	Highest contract charge 1.65% Class IB	$10.92	—	—	—	17.80%
	All contract charges	—	18,081	$198,980	0.92%
2018	Lowest contract charge 1.30% Class IB (c)	$9.31	—	—	—	(9.26)%
	Highest contract charge 1.65% Class IB (c)	$9.27	—	—	—	(9.56)%
	All contract charges	—	8,882	$82,654	2.44%

FSA-210

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Growth
2020	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	2.39%
	Highest contract charge 1.70% Class IB	$11.73	—	—	—	1.91%
	All contract charges	—	67,086	$803,737	1.03%
2019	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	16.37%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	15.91%
	All contract charges	—	65,564	$767,341	0.90%
2018	Lowest contract charge 1.30% Class IB	$10.08	—	—	—	(8.20)%
	Highest contract charge 1.70% Class IB	$9.93	—	—	—	(8.56)%
	All contract charges	—	59,844	$602,293	1.05%
2017	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	13.31%
	Highest contract charge 1.70% Class IB	$10.86	—	—	—	12.77%
	All contract charges	—	48,758	$534,452	1.10%
2016	Lowest contract charge 1.30% Class IB	$9.69	—	—	—	2.65%
	Highest contract charge 1.70% Class IB	$9.63	—	—	—	2.23%
	All contract charges	—	35,001	$338,902	0.34%

EQ/AB Dynamic Moderate Growth
2020	Lowest contract charge 0.30% Class IB	$13.86	—	—	—	4.13%
	Highest contract charge 1.70% Class IB	$14.13	—	—	—	2.69%
	All contract charges	—	160,637	$2,335,882	0.78%
2019	Lowest contract charge 0.30% Class IB	$13.31	—	—	—	15.44%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	13.81%
	All contract charges	—	187,695	$2,649,446	1.13%
2018	Lowest contract charge 0.30% Class IB	$11.53	—	—	—	(6.11)%
	Highest contract charge 1.70% Class IB	$12.09	—	—	—	(7.43)%
	All contract charges	—	190,184	$2,350,637	1.12%
2017	Lowest contract charge 0.30% Class IB	$12.28	—	—	—	12.56%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	10.96%
	All contract charges	—	208,647	$2,775,306	1.21%
2016	Lowest contract charge 0.30% Class IB	$10.91	—	—	—	3.41%
	Highest contract charge 1.70% Class IB	$11.77	—	—	—	1.99%
	All contract charges	—	209,957	$2,508,401	0.40%

EQ/AB Short Duration Government Bond
2020	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	0.59%
	Highest contract charge 1.25% Class IB	$9.50	—	—	—	(0.31)%
	All contract charges	—	816	$7,904	0.97%
2019	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	2.22%
	Highest contract charge 1.25% Class IB	$9.53	—	—	—	1.28%
	All contract charges	—	638	$6,186	2.25%
2018	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	—%
	Highest contract charge 1.25% Class IB	$9.41	—	—	—	(0.11)%
	All contract charges	—	332	$3,172	1.57%
2017	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	(0.92)%
	Highest contract charge 1.25% Class IB	$9.42	—	—	—	(1.05)%
	All contract charges	—	214	$2,045	0.53%
2016	Lowest contract charge 1.10% Class IB	$9.79	—	—	—	(0.91)%
	Highest contract charge 1.25% Class IB	$9.52	—	—	—	(1.04)%
	All contract charges	—	173	$1,662	0.10%

EQ/AB Small Cap Growth
2020	Lowest contract charge 1.30% Class IA	$43.91	—	—	—	34.28%
	Highest contract charge 1.70% Class IA	$41.97	—	—	—	33.75%
	All contract charges	—	1,619	$70,279	0.09%
2019	Lowest contract charge 1.30% Class IA	$32.70	—	—	—	26.16%
	Highest contract charge 1.70% Class IA	$31.38	—	—	—	25.62%
	All contract charges	—	1,645	$53,188	0.17%
2018	Lowest contract charge 1.30% Class IA	$25.92	—	—	—	(9.08)%
	Highest contract charge 1.70% Class IA	$24.98	—	—	—	(9.46)%
	All contract charges	—	1,729	$44,250	0.13%

FSA-211

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth (Continued)
2017	Lowest contract charge 1.30% Class IA	$28.51	—	—	—	21.06%
	Highest contract charge 1.70% Class IA	$27.59	—	—	—	20.59%
	All contract charges	—	1,839	$51,700	0.28%
2016	Lowest contract charge 0.65% Class IA	$18.66	—	—	—	11.87%
	Highest contract charge 1.70% Class IA	$22.88	—	—	—	10.69%
	All contract charges	—	1,730	$40,211	0.40%

EQ/AB Small Cap Growth
2020	Lowest contract charge 0.30% Class IB	$22.57	—	—	—	35.64%
	Highest contract charge 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	1,668	$39,899	0.09%
2019	Lowest contract charge 0.30% Class IB	$16.64	—	—	—	27.41%
	Highest contract charge 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,569	$30,626	0.17%
2018	Lowest contract charge 0.30% Class IB	$13.06	—	—	—	(8.16)%
	Highest contract charge 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,289	$21,276	0.13%
2017	Lowest contract charge 1.10% Class IB (c)	$12.39	—	—	—	21.35%
	Highest contract charge 1.70% Class IB	$37.41	—	—	—	20.60%
	All contract charges	—	1,053	$22,411	0.28%
2016	Lowest contract charge 0.30% Class IB	$11.62	—	—	—	12.16%
	Highest contract charge 1.70% Class IB	$31.02	—	—	—	10.67%
	All contract charges	—	927	$18,137	0.40%

EQ/Aggressive Allocation
2020	Lowest contract charge 1.30% Class A	$23.50	—	—	—	13.86%
	Highest contract charge 1.70% Class A	$22.47	—	—	—	13.48%
	All contract charges	—	773	$18,001	2.83%
2019	Lowest contract charge 1.30% Class A	$20.64	—	—	—	22.86%
	Highest contract charge 1.70% Class A	$19.80	—	—	—	22.37%
	All contract charges	—	872	$17,828	1.51%
2018	Lowest contract charge 1.30% Class A	$16.80	—	—	—	(9.87)%
	Highest contract charge 1.70% Class A	$16.18	—	—	—	(10.31)%
	All contract charges	—	1,025	$17,064	1.63%
2017	Lowest contract charge 1.30% Class A	$18.64	—	—	—	17.53%
	Highest contract charge 1.70% Class A	$18.04	—	—	—	17.07%
	All contract charges	—	1,073	$19,847	1.57%
2016	Lowest contract charge 1.30% Class A	$15.86	—	—	—	7.38%
	Highest contract charge 1.70% Class A	$15.41	—	—	—	6.94%
	All contract charges	—	1,146	$18,059	0.98%

EQ/Aggressive Allocation
2020	Lowest contract charge 1.10% Class B	$15.03	—	—	—	14.12%
	Highest contract charge 1.25% Class B	$16.49	—	—	—	13.96%
	All contract charges	—	820	$12,718	2.83%
2019	Lowest contract charge 1.10% Class B	$13.17	—	—	—	23.08%
	Highest contract charge 1.25% Class B	$14.47	—	—	—	22.94%
	All contract charges	—	779	$10,666	1.51%
2018	Lowest contract charge 1.10% Class B	$10.70	—	—	—	(9.70)%
	Highest contract charge 1.25% Class B	$11.77	—	—	—	(9.88)%
	All contract charges	—	708	$7,939	1.63%
2017	Lowest contract charge 1.10% Class B	$11.85	—	—	—	17.79%
	Highest contract charge 1.25% Class B	$13.06	—	—	—	17.66%
	All contract charges	—	557	$6,931	1.57%
2016	Lowest contract charge 1.10% Class B	$10.06	—	—	—	7.59%
	Highest contract charge 1.25% Class B	$11.10	—	—	—	7.35%
	All contract charges	—	273	$2,901	0.98%

FSA-212

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Growth Strategy (g)
2020	Lowest contract charge 1.30% Class IB	$20.16	—	—	—	13.07%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	12.62%
	All contract charges	—	228,350	$4,572,464	2.22%
2019	Lowest contract charge 1.30% Class IB	$17.83	—	—	—	20.96%
	Highest contract charge 1.70% Class IB	$17.28	—	—	—	20.42%
	All contract charges	—	243,765	$4,321,783	1.58%
2018	Lowest contract charge 1.30% Class IB	$14.74	—	—	—	(8.28)%
	Highest contract charge 1.70% Class IB	$14.35	—	—	—	(8.60)%
	All contract charges	—	234,232	$3,434,707	1.22%
2017	Lowest contract charge 1.30% Class IB	$16.07	—	—	—	14.21%
	Highest contract charge 1.70% Class IB	$15.70	—	—	—	13.77%
	All contract charges	—	223,958	$3,578,153	1.71%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	7.73%
	Highest contract charge 1.70% Class IB	$13.80	—	—	—	7.23%
	All contract charges	—	193,603	$2,709,398	1.09%

EQ/All Asset Growth Allocation (h)
2020	Lowest contract charge 1.30% Class IA	$19.39	—	—	—	10.80%
	Highest contract charge 1.70% Class IA	$18.54	—	—	—	10.42%
	All contract charges	—	1,949	$37,418	2.20%
2019	Lowest contract charge 1.30% Class IA	$17.50	—	—	—	17.53%
	Highest contract charge 1.70% Class IA	$16.79	—	—	—	17.09%
	All contract charges	—	1,658	$28,759	1.67%
2018	Lowest contract charge 1.30% Class IA	$14.89	—	—	—	(8.76)%
	Highest contract charge 1.70% Class IA	$14.34	—	—	—	(9.18)%
	All contract charges	—	1,865	$27,529	1.76%
2017	Lowest contract charge 1.30% Class IA	$16.32	—	—	—	14.45%
	Highest contract charge 1.70% Class IA	$15.79	—	—	—	13.92%
	All contract charges	—	1,946	$31,512	1.61%
2016	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	8.11%
	Highest contract charge 1.70% Class IA	$13.86	—	—	—	7.78%
	All contract charges	—	1,294	$18,359	1.45%

EQ/All Asset Growth Allocation (h)
2020	Lowest contract charge 0.30% Class IB (b)	$13.40	—	—	—	11.95%
	Highest contract charge 1.25% Class IB	$12.94	—	—	—	10.88%
	All contract charges	—	9,273	$120,376	2.20%
2019	Lowest contract charge 1.10% Class IB	$11.72	—	—	—	17.79%
	Highest contract charge 1.25% Class IB	$11.67	—	—	—	17.64%
	All contract charges	—	1,089	$12,733	1.67%
2018	Lowest contract charge 1.10% Class IB	$9.95	—	—	—	(8.55)%
	Highest contract charge 1.25% Class IB	$9.92	—	—	—	(8.74)%
	All contract charges	—	1,145	$11,373	1.76%
2017	Lowest contract charge 1.10% Class IB (b)	$10.88	—	—	—	8.58%
	Highest contract charge 1.25% Class IB (b)	$10.87	—	—	—	8.48%
	All contract charges	—	1,153	$12,537	1.61%

EQ/American Century Mid Cap Value (n)
2020	Lowest contract charge 0.30% Class IB	$17.85	—	—	—	1.02%
	Highest contract charge 1.70% Class IB	$27.52	—	—	—	(0.40)%
	All contract charges	—	7,061	$152,205	1.23%
2019	Lowest contract charge 0.30% Class IB	$17.67	—	—	—	28.42%
	Highest contract charge 1.70% Class IB	$27.63	—	—	—	26.63%
	All contract charges	—	6,840	$154,740	1.82%
2018	Lowest contract charge 0.30% Class IB (d)	$13.76	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IB (d)	$21.82	—	—	—	(9.69)%
	All contract charges	—	6,888	$125,143	0.56%

FSA-213

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/American Century Moderate Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.66	—	—	—	2.37%
	Highest contract charge 1.65% Class IB	$11.59	—	—	—	2.11%
	All contract charges	—	4,569	$53,283	1.04%
2019	Lowest contract charge 1.30% Class IB (f)	$11.39	—	—	—	12.00%
	Highest contract charge 1.65% Class IB (f)	$11.35	—	—	—	11.60%
	All contract charges	—	2,250	$25,614	2.26%

EQ/AXA Investment Managers Moderate Allocation
2020	Lowest contract charge 1.30% Class IB	$11.58	—	—	—	2.57%
	Highest contract charge 1.65% Class IB	$11.50	—	—	—	2.22%
	All contract charges	—	1,811	$20,953	1.10%
2019	Lowest contract charge 1.30% Class IB (f)	$11.29	—	—	—	11.45%
	Highest contract charge 1.65% Class IB (f)	$11.25	—	—	—	11.06%
	All contract charges	—	747	$8,432	3.03%

EQ/Balanced Strategy
2020	Lowest contract charge 0.65% Class IB	$16.85	—	—	—	10.49%
	Highest contract charge 1.70% Class IB	$16.48	—	—	—	9.36%
	All contract charges	—	177,719	$3,073,818	1.80%
2019	Lowest contract charge 0.65% Class IB	$15.25	—	—	—	14.92%
	Highest contract charge 1.70% Class IB	$15.07	—	—	—	13.74%
	All contract charges	—	192,563	$3,038,879	1.51%
2018	Lowest contract charge 0.65% Class IB	$13.27	—	—	—	(4.81)%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	(5.83)%
	All contract charges	—	193,589	$2,678,065	1.19%
2017	Lowest contract charge 0.65% Class IB	$13.94	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$14.07	—	—	—	7.98%
	All contract charges	—	207,052	$3,033,570	1.29%
2016	Lowest contract charge 0.65% Class IB	$12.77	—	—	—	5.28%
	Highest contract charge 1.70% Class IB	$13.03	—	—	—	4.16%
	All contract charges	—	206,228	$2,791,404	0.89%

EQ/BlackRock Basic Value Equity
2020	Lowest contract charge 1.30% Class IA	$23.54	—	—	—	1.47%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	1.08%
	All contract charges	—	4,708	$109,566	1.88%
2019	Lowest contract charge 1.30% Class IA	$23.20	—	—	—	21.85%
	Highest contract charge 1.70% Class IA	$22.26	—	—	—	21.31%
	All contract charges	—	5,255	$120,614	1.91%
2018	Lowest contract charge 1.30% Class IA	$19.04	—	—	—	(9.20)%
	Highest contract charge 1.70% Class IA	$18.35	—	—	—	(9.56)%
	All contract charges	—	5,708	$107,601	1.61%
2017	Lowest contract charge 0.65% Class IA	$19.96	—	—	—	7.37%
	Highest contract charge 1.70% Class IA	$20.29	—	—	—	6.29%
	All contract charges	—	6,202	$128,933	1.41%
2016	Lowest contract charge 0.65% Class IA	$18.59	—	—	—	17.21%
	Highest contract charge 1.70% Class IA	$19.09	—	—	—	15.98%
	All contract charges	—	6,386	$124,498	1.54%

EQ/BlackRock Basic Value Equity
2020	Lowest contract charge 0.30% Class IB	$15.69	—	—	—	2.55%
	Highest contract charge 1.25% Class IB	$14.65	—	—	—	1.52%
	All contract charges	—	2,037	$26,988	1.88%
2019	Lowest contract charge 0.30% Class IB	$15.30	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.43	—	—	—	21.98%
	All contract charges	—	1,985	$26,111	1.91%
2018	Lowest contract charge 0.30% Class IB	$12.44	—	—	—	(8.26)%
	Highest contract charge 1.25% Class IB	$11.83	—	—	—	(9.21)%
	All contract charges	—	1,829	$19,922	1.61%

FSA-214

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity (Continued)
2017	Lowest contract charge 1.10% Class IB	$11.11	—	—	—	6.93%
	Highest contract charge 1.25% Class IB	$13.03	—	—	—	6.80%
	All contract charges	—	1,534	$18,662	1.41%
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.20	—	—	—	16.41%
	All contract charges	—	1,279	$14,868	1.54%

EQ/Capital Group Research
2020	Lowest contract charge 1.30% Class IA	$40.33	—	—	—	21.66%
	Highest contract charge 1.70% Class IA	$38.55	—	—	—	21.19%
	All contract charges	—	298	$11,842	0.12%
2019	Lowest contract charge 1.30% Class IA	$33.15	—	—	—	31.13%
	Highest contract charge 1.70% Class IA	$31.81	—	—	—	30.58%
	All contract charges	—	377	$12,291	0.53%
2018	Lowest contract charge 1.30% Class IA	$25.28	—	—	—	(6.06)%
	Highest contract charge 1.70% Class IA	$24.36	—	—	—	(6.45)%
	All contract charges	—	461	$11,492	0.55%
2017	Lowest contract charge 1.30% Class IA	$26.91	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$26.04	—	—	—	23.30%
	All contract charges	—	518	$13,770	0.77%
2016	Lowest contract charge 1.30% Class IA	$21.74	—	—	—	7.04%
	Highest contract charge 1.70% Class IA	$21.12	—	—	—	6.61%
	All contract charges	—	544	$11,682	0.88%

EQ/Capital Group Research (i)
2020	Lowest contract charge 1.30% Class IB	$40.52	—	—	—	21.68%
	Highest contract charge 1.70% Class IB	$35.90	—	—	—	21.20%
	All contract charges	—	284	$11,014	0.12%
2019	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	31.15%
	Highest contract charge 1.70% Class IB	$29.62	—	—	—	30.60%
	All contract charges	—	177	$5,706	0.53%
2018	Lowest contract charge 1.30% Class IB	$25.39	—	—	—	(6.10)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(6.47)%
	All contract charges	—	194	$4,755	0.55%
2017	Lowest contract charge 1.30% Class IB	$27.04	—	—	—	23.81%
	Highest contract charge 1.70% Class IB	$24.25	—	—	—	23.35%
	All contract charges	—	237	$6,170	0.77%
2016	Lowest contract charge 1.30% Class IB	$21.84	—	—	—	7.01%
	Highest contract charge 1.70% Class IB	$19.66	—	—	—	6.56%
	All contract charges	—	248	$5,200	0.88%

EQ/ClearBridge Large Cap Growth
2020	Lowest contract charge 1.10% Class IB	$15.88	—	—	—	29.42%
	Highest contract charge 1.70% Class IB	$28.44	—	—	—	28.63%
	All contract charges	—	3,304	$91,164	0.00%
2019	Lowest contract charge 1.10% Class IB	$12.27	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$22.11	—	—	—	29.75%
	All contract charges	—	3,766	$84,257	0.03%
2018	Lowest contract charge 1.10% Class IB (d)	$9.40	—	—	—	(7.57)%
	Highest contract charge 1.70% Class IB	$17.04	—	—	—	(2.01)%
	All contract charges	—	3,990	$71,191	0.17%
2017	Lowest contract charge 1.30% Class IB	$17.89	—	—	—	23.98%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	23.42%
	All contract charges	—	4,380	$82,106	0.07%
2016	Lowest contract charge 1.30% Class IB	$14.43	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IB	$14.09	—	—	—	(0.84)%
	All contract charges	—	4,991	$75,699	—

FSA-215

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility
2020	Lowest contract charge 1.10% Class IA	$16.19	—	—	—	34.58%
	Highest contract charge 1.70% Class IA	$30.42	—	—	—	33.77%
	All contract charges	—	384	$6,704	0.02%
2019	Lowest contract charge 1.10% Class IA	$12.03	—	—	—	32.05%
	Highest contract charge 1.70% Class IA	$22.74	—	—	—	31.29%
	All contract charges	—	223	$3,027	0.35%
2018	Lowest contract charge 1.10% Class IA (d)	$9.11	—	—	—	(9.53)%
	Highest contract charge 1.70% Class IA	$17.32	—	—	—	(11.63)%
	All contract charges	—	148	$1,800	3.47%
2017	Lowest contract charge 1.30% Class IA	$20.25	—	—	—	12.69%
	Highest contract charge 1.70% Class IA	$19.60	—	—	—	12.26%
	All contract charges	—	62	$1,241	1.02%
2016	Lowest contract charge 1.30% Class IA	$17.97	—	—	—	11.68%
	Highest contract charge 1.70% Class IA	$17.46	—	—	—	11.28%
	All contract charges	—	66	$1,169	2.30%

EQ/ClearBridge Select Equity Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$25.07	—	—	—	34.28%
	Highest contract charge 1.70% Class IB	$23.66	—	—	—	33.82%
	All contract charges	—	144	$3,516	0.02%
2019	Lowest contract charge 1.30% Class IB	$18.67	—	—	—	31.85%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	171	$3,097	0.35%
2018	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IB	$13.47	—	—	—	(11.61)%
	All contract charges	—	182	$2,519	3.47%
2017	Lowest contract charge 1.30% Class IB	$15.96	—	—	—	12.71%
	Highest contract charge 1.70% Class IB	$15.24	—	—	—	12.22%
	All contract charges	—	192	$3,006	1.02%
2016	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	11.76%
	Highest contract charge 1.70% Class IB	$13.58	—	—	—	11.31%
	All contract charges	—	225	$3,109	2.30%

EQ/Common Stock Index
2020	Lowest contract charge 1.30% Class IA	$35.49	—	—	—	18.22%
	Highest contract charge 1.70% Class IA	$33.92	—	—	—	17.74%
	All contract charges	—	1,866	$65,656	1.15%
2019	Lowest contract charge 1.30% Class IA	$30.02	—	—	—	28.57%
	Highest contract charge 1.70% Class IA	$28.81	—	—	—	28.04%
	All contract charges	—	1,888	$56,207	1.52%
2018	Lowest contract charge 1.30% Class IA	$23.35	—	—	—	(7.05)%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	(7.41)%
	All contract charges	—	1,774	$41,118	1.42%
2017	Lowest contract charge 1.30% Class IA	$25.12	—	—	—	18.88%
	Highest contract charge 1.70% Class IA	$24.30	—	—	—	18.42%
	All contract charges	—	1,676	$41,761	1.44%
2016	Lowest contract charge 1.30% Class IA	$21.13	—	—	—	10.28%
	Highest contract charge 1.70% Class IA	$20.52	—	—	—	9.79%
	All contract charges	—	1,377	$28,892	1.68%

EQ/Common Stock Index
2020	Lowest contract charge 1.10% Class IB	$17.98	—	—	—	18.45%
	Highest contract charge 1.25% Class IB	$21.14	—	—	—	18.30%
	All contract charges	—	1,517	$28,719	1.15%
2019	Lowest contract charge 1.10% Class IB	$15.18	—	—	—	28.75%
	Highest contract charge 1.25% Class IB	$17.87	—	—	—	28.56%
	All contract charges	—	1,269	$20,444	1.52%
2018	Lowest contract charge 1.10% Class IB	$11.79	—	—	—	(6.80)%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	(6.96)%
	All contract charges	—	1,150	$14,452	1.42%

FSA-216

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index (Continued)
2017	Lowest contract charge 1.10% Class IB	$12.65	—	—	—	19.11%
	Highest contract charge 1.25% Class IB	$14.94	—	—	—	18.95%
	All contract charges	—	685	$9,549	1.44%
2016	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	10.51%
	Highest contract charge 1.25% Class IB	$12.56	—	—	—	10.37%

EQ/Conservative Allocation (o)
2020	Lowest contract charge 1.10% Class B (q)	$10.55	—	—	—	5.08%
	Highest contract charge 1.25% Class B (q)	$10.54	—	—	—	4.98%
	All contract charges	—	5,088	$53,640	1.84%

EQ/Conservative Growth Strategy
2020	Lowest contract charge 0.65% Class IB	$15.42	—	—	—	9.21%
	Highest contract charge 1.70% Class IB	$14.99	—	—	—	8.07%
	All contract charges	—	90,124	$1,413,931	1.68%
2019	Lowest contract charge 0.65% Class IB	$14.12	—	—	—	12.69%
	Highest contract charge 1.70% Class IB	$13.87	—	—	—	11.41%
	All contract charges	—	95,041	$1,375,782	1.50%
2018	Lowest contract charge 0.65% Class IB	$12.53	—	—	—	(3.91)%
	Highest contract charge 1.70% Class IB	$12.45	—	—	—	(4.89)%
	All contract charges	—	92,579	$1,198,312	1.16%
2017	Lowest contract charge 0.65% Class IB	$13.04	—	—	—	7.33%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	6.16%
	All contract charges	—	102,892	$1,397,489	1.22%
2016	Lowest contract charge 0.65% Class IB	$12.15	—	—	—	4.20%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	3.18%
	All contract charges	—	103,465	$1,320,323	0.90%

EQ/Conservative Strategy
2020	Lowest contract charge 1.30% Class IB	$12.90	—	—	—	5.91%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	5.47%
	All contract charges	—	63,495	$815,022	1.58%
2019	Lowest contract charge 1.30% Class IB	$12.18	—	—	—	7.50%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	7.15%
	All contract charges	—	55,416	$672,358	1.55%
2018	Lowest contract charge 1.30% Class IB	$11.33	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$10.91	—	—	—	(3.11)%
	All contract charges	—	51,579	$582,463	1.14%
2017	Lowest contract charge 0.65% Class IB	$11.36	—	—	—	3.56%
	Highest contract charge 1.70% Class IB	$11.26	—	—	—	2.55%
	All contract charges	—	61,121	$710,754	0.98%
2016	Lowest contract charge 0.65% Class IB	$10.97	—	—	—	2.14%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	1.01%
	All contract charges	—	70,164	$792,717	0.83%

EQ/Core Bond Index
2020	Lowest contract charge 0.30% Class IB	$11.61	—	—	—	5.83%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	4.25%
	All contract charges	—	28,215	$320,029	1.52%
2019	Lowest contract charge 0.30% Class IB	$10.97	—	—	—	5.89%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	4.44%
	All contract charges	—	28,028	$304,817	1.89%
2018	Lowest contract charge 0.65% Class IB	$10.45	—	—	—	(0.38)%
	Highest contract charge 1.70% Class IB	$10.14	—	—	—	(1.46)%
	All contract charges	—	28,777	$299,406	1.83%
2017	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.77%
	Highest contract charge 1.70% Class IB	$10.29	—	—	—	(0.29)%
	All contract charges	—	31,580	$333,707	1.59%
2016	Lowest contract charge 0.65% Class IB	$10.41	—	—	—	0.77%
	Highest contract charge 1.70% Class IB	$10.32	—	—	—	(0.29)%
	All contract charges	—	31,436	$332,136	1.45%

FSA-217

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond
2020	Lowest contract charge 1.30% Class B	$13.70	—	—	—	13.32%
	Highest contract charge 1.70% Class B	$31.51	—	—	—	12.94%
	All contract charges	—	100	$1,503	2.35%
2019	Lowest contract charge 1.30% Class B	$12.09	—	—	—	5.50%
	Highest contract charge 1.70% Class B	$27.90	—	—	—	5.08%
	All contract charges	—	108	$1,477	2.01%
2018	Lowest contract charge 1.30% Class B	$11.46	—	—	—	(1.80)%
	Highest contract charge 1.70% Class B	$26.55	—	—	—	(2.21)%
	All contract charges	—	111	$1,441	2.02%
2017	Lowest contract charge 1.30% Class B	$11.67	—	—	—	0.95%
	Highest contract charge 1.70% Class B	$27.15	—	—	—	0.52%
	All contract charges	—	139	$1,798	1.55%
2016	Lowest contract charge 1.30% Class B	$11.56	—	—	—	1.58%
	Highest contract charge 1.70% Class B	$27.01	—	—	—	1.16%
	All contract charges	—	150	$1,938	1.98%

EQ/Emerging Markets Equity PLUS
2020	Lowest contract charge 0.65% Class IB	$12.06	—	—	—	13.35%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	12.16%
	All contract charges	—	801	$9,204	1.16%
2019	Lowest contract charge 0.65% Class IB	$10.64	—	—	—	17.31%
	Highest contract charge 1.70% Class IB	$9.79	—	—	—	16.13%
	All contract charges	—	846	$8,609	1.61%
2018	Lowest contract charge 1.10% Class IB	$8.91	—	—	—	(16.18)%
	Highest contract charge 1.70% Class IB	$8.43	—	—	—	(16.70)%
	All contract charges	—	854	$7,442	1.37%
2017	Lowest contract charge 1.10% Class IB	$10.63	—	—	—	32.54%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	31.60%
	All contract charges	—	726	$7,516	1.06%
2016	Lowest contract charge 1.10% Class IB	$8.02	—	—	—	8.53%
	Highest contract charge 1.70% Class IB	$7.69	—	—	—	7.85%
	All contract charges	—	535	$4,188	0.90%

EQ/Equity 500 Index
2020	Lowest contract charge 1.30% Class IA	$35.25	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$33.70	—	—	—	15.77%
	All contract charges	—	9,156	$318,522	1.30%
2019	Lowest contract charge 0.65% Class IA	$28.59	—	—	—	29.84%
	Highest contract charge 1.70% Class IA	$29.11	—	—	—	28.46%
	All contract charges	—	9,550	$286,039	1.65%
2018	Lowest contract charge 0.65% Class IA	$22.02	—	—	—	(5.53)%
	Highest contract charge 1.70% Class IA	$22.66	—	—	—	(6.56)%
	All contract charges	—	9,514	$221,167	1.52%
2017	Lowest contract charge 0.65% Class IA	$23.31	—	—	—	20.22%
	Highest contract charge 1.70% Class IA	$24.25	—	—	—	18.99%
	All contract charges	—	9,298	$230,465	1.57%
2016	Lowest contract charge 0.65% Class IA	$19.39	—	—	—	10.55%
	Highest contract charge 1.70% Class IA	$20.38	—	—	—	9.33%
	All contract charges	—	8,016	$166,506	1.79%

EQ/Equity 500 Index
2020	Lowest contract charge 0.30% Class IB	$22.97	—	—	—	17.43%
	Highest contract charge 1.25% Class IB	$21.44	—	—	—	16.27%
	All contract charges	—	9,772	$190,799	1.30%
2019	Lowest contract charge 0.30% Class IB	$19.56	—	—	—	30.31%
	Highest contract charge 1.25% Class IB	$18.44	—	—	—	29.04%
	All contract charges	—	9,053	$153,212	1.65%
2018	Lowest contract charge 0.30% Class IB	$15.01	—	—	—	(5.24)%
	Highest contract charge 1.25% Class IB	$14.29	—	—	—	(6.11)%
	All contract charges	—	7,285	$96,405	1.52%

FSA-218

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.30% Class IB	$15.84	—	—	—	20.64%
	Highest contract charge 1.25% Class IB	$15.22	—	—	—	19.56%
	All contract charges	—	5,525	$78,918	1.57%
2016	Lowest contract charge 0.30% Class IB	$13.13	—	—	—	10.90%
	Highest contract charge 1.25% Class IB	$12.73	—	—	—	9.84%
	All contract charges	—	3,637	$44,022	1.79%

EQ/Fidelity Institutional AM® Large Cap
2020	Lowest contract charge 0.30% Class IB	$22.80	—	—	—	25.90%
	Highest contract charge 1.70% Class IB	$32.99	—	—	—	24.21%
	All contract charges	—	6,342	$190,847	0.68%
2019	Lowest contract charge 0.30% Class IB	$18.11	—	—	—	30.66%
	Highest contract charge 1.70% Class IB	$26.56	—	—	—	28.81%
	All contract charges	—	7,262	$175,368	0.93%
2018	Lowest contract charge 0.30% Class IB (d)	$13.86	—	—	—	(11.10)%
	Highest contract charge 1.70% Class IB (d)	$20.62	—	—	—	(11.35)%
	All contract charges	—	8,016	$150,997	0.25%

EQ/First Trust Moderate Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.81	—	—	—	5.45%
	Highest contract charge 1.65% Class IB	$11.73	—	—	—	5.01%
	All contract charges	—	4,675	$55,195	1.14%
2019	Lowest contract charge 1.30% Class IB (f)	$11.20	—	—	—	10.02%
	Highest contract charge 1.65% Class IB (f)	$11.17	—	—	—	9.72%
	All contract charges	—	2,152	$24,104	2.32%

EQ/Franklin Balanced Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$18.76	—	—	—	4.34%
	Highest contract charge 1.70% Class IA	$17.93	—	—	—	3.88%
	All contract charges	—	183	$3,397	2.63%
2019	Lowest contract charge 1.30% Class IA	$17.98	—	—	—	15.04%
	Highest contract charge 1.70% Class IA	$17.26	—	—	—	14.61%
	All contract charges	—	223	$3,965	2.55%
2018	Lowest contract charge 1.30% Class IA	$15.63	—	—	—	(5.50)%
	Highest contract charge 1.70% Class IA	$15.06	—	—	—	(5.93)%
	All contract charges	—	276	$4,256	2.94%
2017	Lowest contract charge 1.30% Class IA	$16.54	—	—	—	8.53%
	Highest contract charge 1.70% Class IA	$16.01	—	—	—	8.18%
	All contract charges	—	1,021	$16,485	2.49%
2016	Lowest contract charge 1.30% Class IA	$15.24	—	—	—	9.01%
	Highest contract charge 1.70% Class IA	$14.80	—	—	—	8.58%
	All contract charges	—	289	$4,352	2.58%

EQ/Franklin Balanced Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$16.53	—	—	—	4.36%
	Highest contract charge 1.70% Class IB	$15.59	—	—	—	3.93%
	All contract charges	—	354	$5,790	2.63%
2019	Lowest contract charge 1.30% Class IB	$15.84	—	—	—	15.03%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	14.59%
	All contract charges	—	365	$5,709	2.55%
2018	Lowest contract charge 1.30% Class IB	$13.77	—	—	—	(5.49)%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	(5.96)%
	All contract charges	—	345	$4,691	2.94%
2017	Lowest contract charge 1.30% Class IB	$14.57	—	—	—	8.57%
	Highest contract charge 1.70% Class IB	$13.92	—	—	—	8.16%
	All contract charges	—	365	$5,231	2.49%
2016	Lowest contract charge 1.30% Class IB	$13.42	—	—	—	9.02%
	Highest contract charge 1.70% Class IB	$12.87	—	—	—	8.52%
	All contract charges	—	397	$5,258	2.58%

FSA-219

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Rising Dividends
2020	Lowest contract charge 0.30% Class IB	$21.22	—	—	—	15.83%
	Highest contract charge 1.70% Class IB	$22.20	—	—	—	14.20%
	All contract charges	—	5,122	$109,091	0.93%
2019	Lowest contract charge 0.30% Class IB	$18.32	—	—	—	29.38%
	Highest contract charge 1.70% Class IB	$19.44	—	—	—	27.56%
	All contract charges	—	5,399	$101,033	1.13%
2018	Lowest contract charge 0.30% Class IB (d)	$14.16	—	—	—	(7.33)%
	Highest contract charge 1.70% Class IB (d)	$15.24	—	—	—	(7.58)%
	All contract charges	—	5,154	$75,713	0.29%

EQ/Franklin Small Cap Value Managed Volatility
2020	Lowest contract charge 0.65% Class IA	$23.79	—	—	—	11.59%
	Highest contract charge 1.70% Class IA	$25.82	—	—	—	10.39%
	All contract charges	—	75	$1,999	0.72%
2019	Lowest contract charge 0.65% Class IA	$21.32	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$23.39	—	—	—	23.36%
	All contract charges	—	83	$2,015	0.88%
2018	Lowest contract charge 0.65% Class IA	$17.10	—	—	—	(13.42)%
	Highest contract charge 1.70% Class IA	$18.96	—	—	—	(14.32)%
	All contract charges	—	99	$1,932	0.60%
2017	Lowest contract charge 1.30% Class IA	$22.87	—	—	—	10.27%
	Highest contract charge 1.70% Class IA	$22.13	—	—	—	9.88%
	All contract charges	—	131	$2,962	0.55%
2016	Lowest contract charge 1.30% Class IA	$20.74	—	—	—	23.31%
	Highest contract charge 1.70% Class IA	$20.14	—	—	—	22.73%
	All contract charges	—	150	$3,089	0.37%

EQ/Franklin Small Cap Value Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$20.64	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	362	$7,310	0.72%
2019	Lowest contract charge 1.30% Class IB	$18.62	—	—	—	23.89%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	448	$8,145	0.88%
2018	Lowest contract charge 1.30% Class IB	$15.03	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	460	$6,784	0.60%
2017	Lowest contract charge 1.30% Class IB	$17.47	—	—	—	10.29%
	Highest contract charge 1.70% Class IB	$16.69	—	—	—	9.87%
	All contract charges	—	529	$9,057	0.55%
2016	Lowest contract charge 1.30% Class IB	$15.84	—	—	—	23.17%
	Highest contract charge 1.70% Class IB	$15.19	—	—	—	22.70%
	All contract charges	—	543	$8,432	0.37%

EQ/Franklin Strategic Income
2020	Lowest contract charge 0.65% Class IB	$13.74	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	3.15%
	All contract charges	—	3,838	$54,614	2.91%
2019	Lowest contract charge 0.65% Class IB	$13.17	—	—	—	8.04%
	Highest contract charge 1.70% Class IB	$13.34	—	—	—	6.89%
	All contract charges	—	4,309	$59,212	4.01%
2018	Lowest contract charge 0.65% Class IB (d)	$12.19	—	—	—	(1.30)%
	Highest contract charge 1.70% Class IB (d)	$12.48	—	—	—	(1.42)%
	All contract charges	—	4,422	$56,645	0.70%

EQ/Global Bond PLUS
2020	Lowest contract charge 1.30% Class IA	$11.15	—	—	—	7.11%
	Highest contract charge 1.70% Class IA	$10.66	—	—	—	6.71%
	All contract charges	—	327	$3,605	1.80%

FSA-220

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2019	Lowest contract charge 1.30% Class IA	$10.41	—	—	—	4.83%
	Highest contract charge 1.70% Class IA	$9.99	—	—	—	4.39%
	All contract charges	—	381	$3,919	0.78%
2018	Lowest contract charge 1.30% Class IA	$9.93	—	—	—	(2.93)%
	Highest contract charge 1.70% Class IA	$9.57	—	—	—	(3.33)%
	All contract charges	—	462	$4,556	1.27%
2017	Lowest contract charge 1.30% Class IA	$10.23	—	—	—	3.33%
	Highest contract charge 1.70% Class IA	$9.90	—	—	—	2.91%
	All contract charges	—	503	$5,098	0.04%
2016	Lowest contract charge 1.30% Class IA	$9.90	—	—	—	(0.60)%
	Highest contract charge 1.70% Class IA	$9.62	—	—	—	(1.03)%
	All contract charges	—	563	$5,534	1.84%

EQ/Global Bond PLUS
2020	Lowest contract charge 1.30% Class IB	$12.79	—	—	—	7.03%
	Highest contract charge 1.70% Class IB	$12.03	—	—	—	6.65%
	All contract charges	—	246	$3,054	1.80%
2019	Lowest contract charge 1.30% Class IB	$11.95	—	—	—	4.82%
	Highest contract charge 1.70% Class IB	$11.28	—	—	—	4.44%
	All contract charges	—	329	$3,817	0.78%
2018	Lowest contract charge 1.30% Class IB	$11.40	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$10.80	—	—	—	(3.31)%
	All contract charges	—	334	$3,723	1.27%
2017	Lowest contract charge 1.30% Class IB	$11.74	—	—	—	3.35%
	Highest contract charge 1.70% Class IB	$11.17	—	—	—	2.85%
	All contract charges	—	405	$4,649	0.04%
2016	Lowest contract charge 1.30% Class IB	$11.36	—	—	—	(0.70)%
	Highest contract charge 1.70% Class IB	$10.86	—	—	—	(1.00)%
	All contract charges	—	410	$4,568	1.84%

EQ/Global Equity Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$20.15	—	—	—	12.82%
	Highest contract charge 1.70% Class IA	$19.26	—	—	—	12.37%
	All contract charges	—	284	$5,639	0.63%
2019	Lowest contract charge 1.30% Class IA	$17.86	—	—	—	23.60%
	Highest contract charge 1.70% Class IA	$17.14	—	—	—	23.13%
	All contract charges	—	312	$5,520	1.30%
2018	Lowest contract charge 1.30% Class IA	$14.45	—	—	—	(13.27)%
	Highest contract charge 1.70% Class IA	$13.92	—	—	—	(13.65)%
	All contract charges	—	361	$5,171	0.99%
2017	Lowest contract charge 1.30% Class IA	$16.66	—	—	—	24.42%
	Highest contract charge 1.70% Class IA	$16.12	—	—	—	23.90%
	All contract charges	—	413	$6,818	1.08%
2016	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	3.16%
	Highest contract charge 1.70% Class IA	$13.01	—	—	—	2.68%
	All contract charges	—	467	$6,204	0.95%

EQ/Global Equity Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$42.75	—	—	—	12.80%
	Highest contract charge 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	210	$8,076	0.63%
2019	Lowest contract charge 1.30% Class IB	$37.90	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	264	$9,057	1.30%
2018	Lowest contract charge 1.30% Class IB	$30.65	—	—	—	(13.32)%
	Highest contract charge 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	279	$7,728	0.99%
2017	Lowest contract charge 1.30% Class IB	$35.36	—	—	—	24.46%
	Highest contract charge 1.70% Class IB	$24.86	—	—	—	23.93%
	All contract charges	—	341	$10,751	1.08%

FSA-221

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility (Continued)
2016	Lowest contract charge 1.30% Class IB	$28.41	—	—	—	3.12%
	Highest contract charge 1.70% Class IB	$20.06	—	—	—	2.71%
	All contract charges	—	348	$8,719	0.95%

EQ/Goldman Sachs Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.57	—	—	—	1.40%
	Highest contract charge 1.65% Class IB	$11.49	—	—	—	1.06%
	All contract charges	—	12,089	$139,814	0.83%
2019	Lowest contract charge 1.30% Class IB (f)	$11.41	—	—	—	11.75%
	Highest contract charge 1.65% Class IB (f)	$11.37	—	—	—	11.36%
	All contract charges	—	5,885	$67,114	1.53%

EQ/Goldman Sachs Mid Cap Value
2020	Lowest contract charge 1.30% Class IB	$27.00	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$25.81	—	—	—	6.65%
	All contract charges	—	999	$26,640	0.59%
2019	Lowest contract charge 1.30% Class IB	$25.22	—	—	—	29.07%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	28.52%
	All contract charges	—	1,125	$28,056	0.84%
2018	Lowest contract charge 1.30% Class IB (d)	$19.54	—	—	—	(8.90)%
	Highest contract charge 1.70% Class IB (d)	$18.83	—	—	—	(8.99)%
	All contract charges	—	1,251	$24,185	0.22%

EQ/Goldman Sachs Moderate Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$12.33	—	—	—	3.70%
	Highest contract charge 1.70% Class IB	$12.05	—	—	—	3.26%
	All contract charges	—	57,852	$711,805	0.15%
2019	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	16.00%
	Highest contract charge 1.70% Class IB	$11.67	—	—	—	15.54%
	All contract charges	—	55,645	$660,493	1.03%
2018	Lowest contract charge 1.30% Class IB	$10.25	—	—	—	(6.31)%
	Highest contract charge 1.70% Class IB	$10.10	—	—	—	(6.74)%
	All contract charges	—	49,320	$504,559	0.98%
2017	Lowest contract charge 1.30% Class IB	$10.94	—	—	—	8.96%
	Highest contract charge 1.70% Class IB	$10.83	—	—	—	8.63%
	All contract charges	—	41,484	$453,329	0.53%
2016	Lowest contract charge 1.30% Class IB	$10.04	—	—	—	4.58%
	Highest contract charge 1.70% Class IB	$9.97	—	—	—	4.07%
	All contract charges	—	29,121	$291,950	0.38%

EQ/Growth Strategy
2020	Lowest contract charge 0.65% Class IB	$20.03	—	—	—	12.85%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	11.68%
	All contract charges	—	236,181	$4,943,766	2.05%
2019	Lowest contract charge 0.65% Class IB	$17.75	—	—	—	19.45%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	18.20%
	All contract charges	—	257,244	$4,807,345	1.55%
2018	Lowest contract charge 0.65% Class IB	$14.86	—	—	—	(6.66)%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	(7.69)%
	All contract charges	—	254,814	$4,017,172	1.20%
2017	Lowest contract charge 0.65% Class IB	$15.92	—	—	—	12.99%
	Highest contract charge 1.70% Class IB	$16.25	—	—	—	11.84%
	All contract charges	—	255,967	$4,359,904	1.55%
2016	Lowest contract charge 0.65% Class IB	$14.09	—	—	—	7.39%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	6.21%
	All contract charges	—	237,828	$3,616,245	1.00%

EQ/Intermediate Government Bond
2020	Lowest contract charge 0.30% Class IB	$10.94	—	—	—	3.99%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	2.55%
	All contract charges	—	13,909	$145,836	1.08%

FSA-222

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2019	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$9.80	—	—	—	2.40%
	All contract charges	—	10,978	$112,959	1.57%
2018	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	0.60%
	Highest contract charge 1.70% Class IB	$9.57	—	—	—	(0.93)%
	All contract charges		—	11,177	$111,962	1.24%
2017	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	0.00%
	Highest contract charge 1.70% Class IB	$9.66	—	—	—	(1.33)%
	All contract charges	—	12,267	$123,980	0.85%
2016	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	0.10%
	Highest contract charge 1.70% Class IB	$9.79	—	—	—	(1.21)%
	All contract charges	—	12,441	$126,941	0.68%

EQ/International Core Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$13.95	—	—	—	7.06%
	Highest contract charge 1.70% Class IA	$13.33	—	—	—	6.64%
	All contract charges	—	370	$5,120	1.39%
2019	Lowest contract charge 1.30% Class IA	$13.03	—	—	—	20.87%
	Highest contract charge 1.70% Class IA	$12.50	—	—	—	20.31%
	All contract charges	—	400	$5,157	2.00%
2018	Lowest contract charge 1.30% Class IA	$10.78	—	—	—	(15.98)%
	Highest contract charge 1.70% Class IA	$10.39	—	—	—	(16.34)%
	All contract charges	—	435	$4,650	1.70%
2017	Lowest contract charge 1.30% Class IA	$12.83	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$12.42	—	—	—	24.20%
	All contract charges	—	432	$5,495	1.66%
2016	Lowest contract charge 1.30% Class IA	$10.29	—	—	—	(1.15)%
	Highest contract charge 1.70% Class IA	$10.00	—	—	—	(1.48)%
	All contract charges	—	434	$4,432	0.29%

EQ/International Core Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$19.40	—	—	—	7.06%
	Highest contract charge 1.70% Class IB	$15.21	—	—	—	6.59%
	All contract charges	—	354	$6,372	1.39%
2019	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	20.88%
	Highest contract charge 1.70% Class IB	$14.27	—	—	—	20.42%
	All contract charges	—	448	$7,498	2.00%
2018	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	(16.02)%
	Highest contract charge 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	437	$6,117	1.70%
2017	Lowest contract charge 1.30% Class IB	$17.85	—	—	—	24.65%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	24.19%
	All contract charges	—	491	$8,206	1.66%
2016	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.10)%
	Highest contract charge 1.70% Class IB	$11.41	—	—	—	(1.47)%
	All contract charges	—	545	$7,273	0.29%

EQ/International Equity Index
2020	Lowest contract charge 1.30% Class IA	$14.02	—	—	—	2.49%
	Highest contract charge 1.70% Class IA	$13.40	—	—	—	2.06%
	All contract charges	—	2,123	$29,331	2.00%
2019	Lowest contract charge 1.30% Class IA	$13.68	—	—	—	20.63%
	Highest contract charge 1.70% Class IA	$13.13	—	—	—	20.13%
	All contract charges	—	2,218	$29,952	2.89%
2018	Lowest contract charge 1.30% Class IA	$11.34	—	—	—	(16.31)%
	Highest contract charge 1.70% Class IA	$10.93	—	—	—	(16.63)%
	All contract charges	—	2,374	$26,596	2.56%
2017	Lowest contract charge 1.30% Class IA	$13.55	—	—	—	21.63%
	Highest contract charge 1.70% Class IA	$13.11	—	—	—	21.16%
	All contract charges	—	2,318	$31,039	2.94%

FSA-223

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2016	Lowest contract charge 0.65% Class IA	$10.91	—	—	—	1.58%
	Highest contract charge 1.70% Class IA	$10.82	—	—	—	0.46%
	All contract charges	—	2,071	$22,815	3.01%

EQ/International Equity Index
2020	Lowest contract charge 0.30% Class IB	$12.25	—	—	—	3.55%
	Highest contract charge 1.25% Class IB	$11.44	—	—	—	2.51%
	All contract charges	—	2,217	$25,259	2.00%
2019	Lowest contract charge 0.30% Class IB	$11.83	—	—	—	21.71%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	20.65%
	All contract charges	—	2,005	$22,282	2.89%
2018	Lowest contract charge 0.30% Class IB	$9.72	—	—	—	(15.40)%
	Highest contract charge 1.25% Class IB	$9.25	—	—	—	(16.21)%
	All contract charges	—	1,800	$16,585	2.56%
2017	Lowest contract charge 0.30% Class IB	$11.49	—	—	—	22.89%
	Highest contract charge 1.25% Class IB	$11.04	—	—	—	21.72%
	All contract charges	—	1,689	$18,593	2.94%
2016	Lowest contract charge 0.30% Class IB	$9.35	—	—	—	1.85%
	Highest contract charge 1.25% Class IB	$9.07	—	—	—	0.89%
	All contract charges	—	1,217	$11,019	3.01%

EQ/International Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$13.49	—	—	—	5.31%
	Highest contract charge 1.70% Class IB	$12.89	—	—	—	4.80%
	All contract charges	—	6,573	$87,104	1.58%
2019	Lowest contract charge 0.65% Class IB	$12.90	—	—	—	20.56%
	Highest contract charge 1.70% Class IB	$12.30	—	—	—	19.42%
	All contract charges	—	7,150	$90,136	2.23%
2018	Lowest contract charge 0.65% Class IB	$10.70	—	—	—	(14.94)%
	Highest contract charge 1.70% Class IB	$10.30	—	—	—	(15.92)%
	All contract charges	—	8,262	$87,056	1.79%
2017	Lowest contract charge 0.65% Class IB	$12.58	—	—	—	23.45%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	22.13%
	All contract charges	—	9,065	$113,324	1.96%
2016	Lowest contract charge 0.65% Class IB	$10.19	—	—	—	(0.78)%
	Highest contract charge 1.70% Class IB	$10.03	—	—	—	(1.76)%
	All contract charges	—	10,749	$109,748	1.23%

EQ/International Value Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	2.88%
	Highest contract charge 1.70% Class IA	$12.27	—	—	—	2.42%
	All contract charges	—	180	$2,265	1.31%
2019	Lowest contract charge 1.30% Class IA	$12.48	—	—	—	21.05%
	Highest contract charge 1.70% Class IA	$11.98	—	—	—	20.52%
	All contract charges	—	205	$2,524	2.20%
2018	Lowest contract charge 1.30% Class IA	$10.31	—	—	—	(17.59)%
	Highest contract charge 1.70% Class IA	$9.94	—	—	—	(17.92)%
	All contract charges	—	233	$2,379	1.62%
2017	Lowest contract charge 1.30% Class IA	$12.51	—	—	—	21.69%
	Highest contract charge 1.70% Class IA	$12.11	—	—	—	21.34%
	All contract charges	—	277	$3,440	1.87%
2016	Lowest contract charge 1.30% Class IA	$10.28	—	—	—	(0.48)%
	Highest contract charge 1.70% Class IA	$9.98	—	—	—	(0.99)%
	All contract charges	—	306	$3,115	0.45%

EQ/Invesco Comstock
2020	Lowest contract charge 1.30% Class IA	$24.68	—	—	—	(2.06)%
	Highest contract charge 1.70% Class IA	$23.59	—	—	—	(2.44)%
	All contract charges	—	1,684	$41,078	1.97%

FSA-224

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2019	Lowest contract charge 1.30% Class IA	$25.20	—	—	—	23.35%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	22.87%
	All contract charges	—	1,817	$45,272	2.10%
2018	Lowest contract charge 1.30% Class IA	$20.43	—	—	—	(13.54)%
	Highest contract charge 1.70% Class IA	$19.68	—	—	—	(13.91)%
	All contract charges	—	1,786	$36,147	1.68%
2017	Lowest contract charge 1.30% Class IA	$23.63	—	—	—	16.46%
	Highest contract charge 1.70% Class IA	$22.86	—	—	—	15.98%
	All contract charges	—	1,362	$31,909	0.80%
2016	Lowest contract charge 0.65% Class IA	$18.72	—	—	—	16.56%
	Highest contract charge 1.70% Class IA	$19.71	—	—	—	15.40%
	All contract charges	—	1,379	$27,771	2.49%

EQ/Invesco Comstock
2020	Lowest contract charge 1.30% Class IB	$21.77	—	—	—	(2.07)%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	(2.48)%
	All contract charges	—	296	$6,291	1.97%
2019	Lowest contract charge 1.30% Class IB	$22.23	—	—	—	23.36%
	Highest contract charge 1.70% Class IB	$20.95	—	—	—	22.87%
	All contract charges	—	359	$7,780	2.10%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(13.53)%
	Highest contract charge 1.70% Class IB	$17.05	—	—	—	(13.89)%
	All contract charges	—	379	$6,686	1.68%
2017	Lowest contract charge 1.30% Class IB	$20.84	—	—	—	16.42%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	15.99%
	All contract charges	—	461	$9,403	0.80%
2016	Lowest contract charge 1.30% Class IB	$17.90	—	—	—	15.86%
	Highest contract charge 1.70% Class IB	$17.07	—	—	—	15.42%
	All contract charges	—	489	$8,604	2.49%

EQ/Invesco Global
2020	Lowest contract charge 1.30% Class IA	$29.14	—	—	—	25.39%
	Highest contract charge 1.70% Class IA	$27.85	—	—	—	24.89%
	All contract charges	—	2,343	$67,513	0.00%
2019	Lowest contract charge 1.30% Class IA	$23.24	—	—	—	29.40%
	Highest contract charge 1.70% Class IA	$22.30	—	—	—	28.83%
	All contract charges	—	2,607	$59,980	0.35%
2018	Lowest contract charge 1.30% Class IA	$17.96	—	—	—	(14.60)%
	Highest contract charge 1.70% Class IA	$17.31	—	—	—	(14.94)%
	All contract charges	—	2,807	$49,903	0.35%
2017	Lowest contract charge 1.30% Class IA	$21.03	—	—	—	33.86%
	Highest contract charge 1.70% Class IA	$20.35	—	—	—	33.36%
	All contract charges	—	3,093	$64,193	0.60%
2016	Lowest contract charge 1.30% Class IA	$15.71	—	—	—	(1.26)%
	Highest contract charge 1.70% Class IA	$15.26	—	—	—	(1.68)%
	All contract charges	—	2,463	$38,345	0.82%

EQ/Invesco Global
2020	Lowest contract charge 1.10% Class IB	$17.39	—	—	—	25.65%
	Highest contract charge 1.70% Class IB	$24.87	—	—	—	24.85%
	All contract charges	—	1,723	$33,969	0.00%
2019	Lowest contract charge 1.10% Class IB	$13.84	—	—	—	29.71%
	Highest contract charge 1.70% Class IB	$19.92	—	—	—	28.85%
	All contract charges	—	1,892	$30,475	0.35%
2018	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(13.73)%
	Highest contract charge 1.70% Class IB	$15.46	—	—	—	(14.91)%
	All contract charges	—	1,748	$22,406	0.35%
2017	Lowest contract charge 0.30% Class IB	$14.57	—	—	—	35.16%
	Highest contract charge 1.70% Class IB	$18.17	—	—	—	33.31%
	All contract charges	—	1,311	$20,934	0.60%
2016	Lowest contract charge 0.30% Class IB	$10.78	—	—	—	(0.19)%
	Highest contract charge 1.70% Class IB	$13.63	—	—	—	(1.66)%
	All contract charges	—	1,253	$15,560	0.82%

FSA-225

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global Real Estate
2020	Lowest contract charge 0.30% Class IB	$12.14	—	—	—	(12.47)%
	Highest contract charge 1.70% Class IB	$15.75	—	—	—	(13.70)%
	All contract charges	—	3,801	$55,837	2.33%
2019	Lowest contract charge 0.30% Class IB	$13.87	—	—	—	22.10%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	20.38%
	All contract charges	—	4,242	$72,930	4.39%
2018	Lowest contract charge 0.30% Class IB (d)	$11.36	—	—	—	(0.79)%
	Highest contract charge 1.70% Class IB (d)	$15.16	—	—	—	(1.04)%
	All contract charges	—	4,591	$66,530	0.55%

EQ/Invesco International Growth
2020	Lowest contract charge 0.30% Class IB	$14.69	—	—	—	13.26%
	Highest contract charge 1.70% Class IB	$17.91	—	—	—	11.66%
	All contract charges	—	2,757	$46,517	0.80%
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	27.78%
	Highest contract charge 1.70% Class IB	$16.04	—	—	—	26.00%
	All contract charges	—	3,182	$48,251	1.63%
2018	Lowest contract charge 0.30% Class IB (d)	$10.15	—	—	—	(5.05)%
	Highest contract charge 1.70% Class IB (d)	$12.73	—	—	—	(5.35)%
	All contract charges	—	3,491	$42,018	0.21%

EQ/Invesco Moderate Allocation
2020	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	7.12%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	6.70%
	All contract charges	—	29,052	$344,796	0.18%
2019	Lowest contract charge 1.30% Class IB	$11.10	—	—	—	12.92%
	Highest contract charge 1.70% Class IB	$10.89	—	—	—	12.38%
	All contract charges	—	27,572	$305,533	1.03%
2018	Lowest contract charge 1.30% Class IB	$9.83	—	—	—	(6.29)%
	Highest contract charge 1.70% Class IB	$9.69	—	—	—	(6.65)%
	All contract charges	—	25,664	$251,973	0.83%
2017	Lowest contract charge 1.30% Class IB	$10.49	—	—	—	8.37%
	Highest contract charge 1.70% Class IB	$10.38	—	—	—	7.90%
	All contract charges	—	22,093	$231,467	0.31%
2016	Lowest contract charge 1.30% Class IB	$9.68	—	—	—	1.89%
	Highest contract charge 1.70% Class IB	$9.62	—	—	—	1.58%
	All contract charges	—	16,629	$160,825	0.06%

EQ/Invesco Moderate Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$12.14	—	—	—	7.72%
	Highest contract charge 1.65% Class IB	$12.05	—	—	—	7.30%
	All contract charges	—	5,068	$61,499	0.71%
2019	Lowest contract charge 1.30% Class IB (f)	$11.27	—	—	—	10.82%
	Highest contract charge 1.65% Class IB (f)	$11.23	—	—	—	10.42%
	All contract charges	—	2,655	$29,906	1.76%

EQ/Janus Enterprise (j)
2020	Lowest contract charge 1.30% Class IA	$29.89	—	—	—	17.26%
	Highest contract charge 1.70% Class IA	$28.57	—	—	—	16.80%
	All contract charges	—	2,121	$62,618	0.00%
2019	Lowest contract charge 1.30% Class IA	$25.49	—	—	—	34.73%
	Highest contract charge 1.70% Class IA	$24.46	—	—	—	34.17%
	All contract charges	—	1,798	$45,305	0.02%
2018	Lowest contract charge 1.30% Class IA	$18.92	—	—	—	(3.07)%
	Highest contract charge 1.70% Class IA	$18.23	—	—	—	(3.49)%
	All contract charges	—	1,843	$34,523	0.00%
2017	Lowest contract charge 1.30% Class IA	$19.52	—	—	—	26.26%
	Highest contract charge 1.70% Class IA	$18.89	—	—	—	25.77%
	All contract charges	—	1,844	$35,682	0.00%
2016	Lowest contract charge 0.65% Class IA	$12.58	—	—	—	(4.91)%
	Highest contract charge 1.70% Class IA	$15.02	—	—	—	(5.95)%
	All contract charges	—	1,909	$29,259	0.00%

FSA-226

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (j)
2020	Lowest contract charge 0.30% Class IB	$19.12	—	—	—	18.46%
	Highest contract charge 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	1,547	$38,306	0.00%
2019	Lowest contract charge 0.30% Class IB	$16.14	—	—	—	36.09%
	Highest contract charge 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	1,220	$23,984	0.02%
2018	Lowest contract charge 1.10% Class IB	$10.37	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	1,110	$17,273	0.00%
2017	Lowest contract charge 1.10% Class IB	$10.68	—	—	—	26.54%
	Highest contract charge 1.70% Class IB	$23.49	—	—	—	25.75%
	All contract charges	—	1,012	$18,086	0.00%
2016	Lowest contract charge 1.10% Class IB	$8.44	—	—	—	(5.38)%
	Highest contract charge 1.70% Class IB	$18.68	—	—	—	(5.99)%
	All contract charges	—	952	$14,661	0.00%

EQ/JPMorgan Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.71	—	—	—	7.33%
	Highest contract charge 1.65% Class IB	$11.58	—	—	—	6.93%
	All contract charges	—	20,470	$239,727	0.01%
2019	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	14.36%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	13.88%
	All contract charges	—	15,163	$165,454	0.95%
2018	Lowest contract charge 1.30% Class IB (c)	$9.54	—	—	—	(6.01)%
	Highest contract charge 1.65% Class IB (c)	$9.51	—	—	—	(6.21)%
	All contract charges	—	7,242	$69,110	1.23%

EQ/JPMorgan Value Opportunities
2020	Lowest contract charge 1.30% Class IA	$28.72	—	—	—	9.62%
	Highest contract charge 1.70% Class IA	$27.45	—	—	—	9.19%
	All contract charges	—	385	$10,861	1.20%
2019	Lowest contract charge 1.30% Class IA	$26.20	—	—	—	25.90%
	Highest contract charge 1.70% Class IA	$25.14	—	—	—	25.32%
	All contract charges	—	404	$10,437	1.30%
2018	Lowest contract charge 1.30% Class IA	$20.81	—	—	—	(16.53)%
	Highest contract charge 1.70% Class IA	$20.06	—	—	—	(16.83)%
	All contract charges	—	467	$9,617	0.99%
2017	Lowest contract charge 1.30% Class IA	$24.93	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$24.12	—	—	—	15.74%
	All contract charges	—	485	$11,969	0.87%
2016	Lowest contract charge 0.65% Class IA	$20.41	—	—	—	20.77%
	Highest contract charge 1.70% Class IA	$20.84	—	—	—	19.50%
	All contract charges	—	467	$9,912	1.14%

EQ/JPMorgan Value Opportunities
2020	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	10.75%
	Highest contract charge 1.70% Class IB	$30.90	—	—	—	9.19%
	All contract charges	—	1,226	$20,006	1.20%
2019	Lowest contract charge 0.30% Class IB (d)	$11.26	—	—	—	27.09%
	Highest contract charge 1.70% Class IB	$28.30	—	—	—	25.39%
	All contract charges	—	835	$14,864	1.30%
2018	Lowest contract charge 1.10% Class IB (d)	$8.84	—	—	—	(10.44)%
	Highest contract charge 1.70% Class IB	$22.57	—	—	—	(16.87)%
	All contract charges	—	373	$7,945	0.99%
2017	Lowest contract charge 1.30% Class IB	$26.68	—	—	—	16.20%
	Highest contract charge 1.70% Class IB	$27.15	—	—	—	15.73%
	All contract charges	—	378	$9,976	0.87%
2016	Lowest contract charge 1.30% Class IB	$22.96	—	—	—	19.96%
	Highest contract charge 1.70% Class IB	$23.46	—	—	—	19.45%
	All contract charges	—	327	$7,422	1.14%

FSA-227

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$32.90	—	—	—	14.75%
	Highest contract charge 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	309	$9,173	0.69%
2019	Lowest contract charge 1.30% Class IB	$28.67	—	—	—	28.28%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	366	$9,561	1.25%
2018	Lowest contract charge 1.30% Class IB	$22.35	—	—	—	(7.64)%
	Highest contract charge 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	401	$8,197	0.97%
2017	Lowest contract charge 1.30% Class IB	$24.20	—	—	—	20.40%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	19.93%
	All contract charges	—	487	$10,843	1.01%
2016	Lowest contract charge 1.30% Class IB	$20.10	—	—	—	8.41%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	7.97%
	All contract charges	—	509	$9,344	1.19%

EQ/Large Cap Growth Index
2020	Lowest contract charge 0.65% Class IA	$44.25	—	—	—	36.41%
	Highest contract charge 1.70% Class IA	$45.80	—	—	—	34.98%
	All contract charges	—	1,837	$87,022	0.30%
2019	Lowest contract charge 0.65% Class IA	$32.44	—	—	—	34.44%
	Highest contract charge 1.70% Class IA	$33.93	—	—	—	33.01%
	All contract charges	—	2,094	$73,076	0.64%
2018	Lowest contract charge 0.65% Class IA	$24.13	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IA	$25.51	—	—	—	(3.92)%
	All contract charges	—	1,822	$47,830	0.66%
2017	Lowest contract charge 0.65% Class IA	$24.85	—	—	—	28.42%
	Highest contract charge 1.70% Class IA	$26.55	—	—	—	27.03%
	All contract charges	—	1,806	$49,189	0.81%
2016	Lowest contract charge 1.30% Class IA	$21.51	—	—	—	4.93%
	Highest contract charge 1.70% Class IA	$20.90	—	—	—	4.55%
	All contract charges	—	1,533	$32,753	1.12%

EQ/Large Cap Growth Index
2020	Lowest contract charge 0.30% Class IB	$30.14	—	—	—	36.94%
	Highest contract charge 1.25% Class IB	$28.14	—	—	—	35.61%
	All contract charges	—	1,810	$45,320	0.30%
2019	Lowest contract charge 0.30% Class IB	$22.01	—	—	—	34.87%
	Highest contract charge 1.25% Class IB	$20.75	—	—	—	33.61%
	All contract charges	—	1,749	$32,598	0.64%
2018	Lowest contract charge 1.10% Class IB	$12.84	—	—	—	(3.31)%
	Highest contract charge 1.25% Class IB	$15.53	—	—	—	(3.48)%
	All contract charges	—	1,569	$21,979	0.66%
2017	Lowest contract charge 1.10% Class IB	$13.28	—	—	—	27.82%
	Highest contract charge 1.25% Class IB	$16.09	—	—	—	27.60%
	All contract charges	—	1,263	$18,737	0.81%
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	5.16%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	5.08%
	All contract charges	—	859	$10,320	1.12%

EQ/Large Cap Growth Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$40.90	—	—	—	30.30%
	Highest contract charge 1.70% Class IA	$39.10	—	—	—	29.77%
	All contract charges	—	174	$7,015	0.08%
2019	Lowest contract charge 1.30% Class IA	$31.39	—	—	—	31.95%
	Highest contract charge 1.70% Class IA	$30.13	—	—	—	31.46%
	All contract charges	—	193	$5,981	0.42%
2018	Lowest contract charge 1.30% Class IA	$23.79	—	—	—	(4.23)%
	Highest contract charge 1.70% Class IA	$22.92	—	—	—	(4.62)%
	All contract charges	—	216	$5,059	0.47%

FSA-228

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2017	Lowest contract charge 1.30% Class IA	$24.84	—	—	—	27.52%
	Highest contract charge 1.70% Class IA	$24.03	—	—	—	27.01%
	All contract charges	—	255	$6,271	0.48%
2016	Lowest contract charge 1.30% Class IA	$19.48	—	—	—	4.17%
	Highest contract charge 1.70% Class IA	$18.92	—	—	—	3.73%
	All contract charges	—	274	$5,298	0.56%

EQ/Large Cap Growth Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$47.75	—	—	—	30.29%
	Highest contract charge 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	402	$19,174	0.08%
2019	Lowest contract charge 1.30% Class IB	$36.65	—	—	—	31.98%
	Highest contract charge 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	526	$19,377	0.42%
2018	Lowest contract charge 1.30% Class IB	$27.77	—	—	—	(4.24)%
	Highest contract charge 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	570	$15,944	0.47%
2017	Lowest contract charge 1.30% Class IB	$29.00	—	—	—	27.53%
	Highest contract charge 1.70% Class IB	$31.11	—	—	—	27.03%
	All contract charges	—	668	$19,555	0.48%
2016	Lowest contract charge 1.30% Class IB	$22.74	—	—	—	4.17%
	Highest contract charge 1.70% Class IB	$24.49	—	—	—	3.73%
	All contract charges	—	733	$16,909	0.56%

EQ/Large Cap Value Index
2020	Lowest contract charge 1.30% Class IA	$25.89	—	—	—	0.86%
	Highest contract charge 1.70% Class IA	$24.75	—	—	—	0.49%
	All contract charges	—	1,435	$36,628	1.90%
2019	Lowest contract charge 1.30% Class IA	$25.67	—	—	—	24.01%
	Highest contract charge 1.70% Class IA	$24.63	—	—	—	23.46%
	All contract charges	—	1,558	$39,380	2.33%
2018	Lowest contract charge 1.30% Class IA	$20.70	—	—	—	(10.08)%
	Highest contract charge 1.70% Class IA	$19.95	—	—	—	(10.42)%
	All contract charges	—	1,303	$26,682	2.10%
2017	Lowest contract charge 1.30% Class IA	$23.02	—	—	—	11.53%
	Highest contract charge 1.70% Class IA	$22.27	—	—	—	11.07%
	All contract charges	—	1,325	$30,204	2.05%
2016	Lowest contract charge 1.30% Class IA	$20.64	—	—	—	14.99%
	Highest contract charge 1.70% Class IA	$20.05	—	—	—	14.51%
	All contract charges	—	1,107	$22,642	2.25%

EQ/Large Cap Value Index
2020	Lowest contract charge 1.10% Class IB	$13.70	—	—	—	1.03%
	Highest contract charge 1.25% Class IB	$15.80	—	—	—	0.96%
	All contract charges	—	1,449	$21,325	1.90%
2019	Lowest contract charge 1.10% Class IB	$13.56	—	—	—	24.29%
	Highest contract charge 1.25% Class IB	$15.65	—	—	—	24.11%
	All contract charges	—	1,361	$19,984	2.33%
2018	Lowest contract charge 1.10% Class IB	$10.91	—	—	—	(9.91)%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	(10.06)%
	All contract charges	—	1,099	$13,112	2.10%
2017	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	11.72%
	Highest contract charge 1.25% Class IB	$14.02	—	—	—	11.54%
	All contract charges	—	811	$10,859	2.05%
2016	Lowest contract charge 1.10% Class IB	$10.84	—	—	—	15.20%
	Highest contract charge 1.25% Class IB	$12.57	—	—	—	15.11%
	All contract charges	—	539	$6,576	2.25%

FSA-229

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$24.70	—	—	—	4.31%
	Highest contract charge 1.70% Class IA	$23.61	—	—	—	3.87%
	All contract charges	—	519	$12,681	1.66%
2019	Lowest contract charge 1.30% Class IA	$23.68	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$22.73	—	—	—	23.33%
	All contract charges	—	472	$11,068	1.95%
2018	Lowest contract charge 1.30% Class IA	$19.13	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IA	$18.43	—	—	—	(11.48)%
	All contract charges	—	495	$9,390	2.42%
2017	Lowest contract charge 1.30% Class IA	$21.52	—	—	—	12.38%
	Highest contract charge 1.70% Class IA	$20.82	—	—	—	11.94%
	All contract charges	—	503	$10,734	1.53%
2016	Lowest contract charge 1.30% Class IA	$19.15	—	—	—	13.85%
	Highest contract charge 1.70% Class IA	$18.60	—	—	—	13.35%
	All contract charges	—	489	$9,281	1.79%

EQ/Large Cap Value Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$22.91	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	542	$12,451	1.66%
2019	Lowest contract charge 1.30% Class IB	$21.96	—	—	—	23.79%
	Highest contract charge 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	595	$13,104	1.95%
2018	Lowest contract charge 1.30% Class IB	$17.74	—	—	—	(11.08)%
	Highest contract charge 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	607	$10,830	2.42%
2017	Lowest contract charge 1.30% Class IB	$19.95	—	—	—	12.33%
	Highest contract charge 1.70% Class IB	$21.78	—	—	—	11.92%
	All contract charges	—	734	$14,837	1.53%
2016	Lowest contract charge 1.30% Class IB	$17.76	—	—	—	13.85%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	13.40%
	All contract charges	—	811	$14,619	1.79%

EQ/Lazard Emerging Markets Equity
2020	Lowest contract charge 0.30% Class IB	$10.56	—	—	—	(1.77)%
	Highest contract charge 1.70% Class IB	$11.52	—	—	—	(3.19)%
	All contract charges	—	6,511	$74,714	1.72%
2019	Lowest contract charge 0.30% Class IB	$10.75	—	—	—	18.39%
	Highest contract charge 1.70% Class IB	$11.90	—	—	—	16.78%
	All contract charges	—	7,317	$86,792	2.60%
2018	Lowest contract charge 0.30% Class IB (d)	$9.08	—	—	—	(1.41)%
	Highest contract charge 1.70% Class IB (d)	$10.19	—	—	—	(1.74)%
	All contract charges	—	7,831	$79,666	0.17%

EQ/Legg Mason Growth Allocation
2020	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	0.18%
	Highest contract charge 1.65% Class IB	$11.22	—	—	—	(0.18)%
	All contract charges	—	4,143	$46,786	1.20%
2019	Lowest contract charge 1.30% Class IB (f)	$11.28	—	—	—	10.70%
	Highest contract charge 1.65% Class IB (f)	$11.24	—	—	—	10.30%
	All contract charges	—	2,132	$24,040	2.37%

EQ/Legg Mason Moderate Allocation
2020	Lowest contract charge 1.30% Class IB	$12.35	—	—	—	1.48%
	Highest contract charge 1.70% Class IB	$12.11	—	—	—	1.09%
	All contract charges	—	17,770	$219,150	0.49%
2019	Lowest contract charge 1.30% Class IB	$12.17	—	—	—	13.53%
	Highest contract charge 1.70% Class IB	$11.98	—	—	—	13.13%
	All contract charges	—	17,095	$207,873	1.06%

FSA-230

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Legg Mason Moderate Allocation (Continued)
2018	Lowest contract charge 1.30% Class IB	$10.72	—	—	—	(7.27)%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	(7.67)%
	All contract charges	—	15,215	$162,945	1.44%
2017	Lowest contract charge 1.30% Class IB	$11.56	—	—	—	9.37%
	Highest contract charge 1.70% Class IB	$11.47	—	—	—	8.93%
	All contract charges	—	10,544	$121,791	1.06%
2016	Lowest contract charge 1.30% Class IB (a)	$10.57	—	—	—	4.97%
	Highest contract charge 1.70% Class IB (a)	$10.53	—	—	—	4.57%
	All contract charges	—	4,872	$51,475	1.29%

EQ/Loomis Sayles Growth
2020	Lowest contract charge 1.30% Class IA	$41.13	—	—	—	29.22%
	Highest contract charge 1.70% Class IA	$39.32	—	—	—	28.71%
	All contract charges	—	1,770	$72,157	0.00%
2019	Lowest contract charge 1.30% Class IA	$31.83	—	—	—	29.60%
	Highest contract charge 1.70% Class IA	$30.55	—	—	—	29.12%
	All contract charges	—	1,960	$61,881	0.03%
2018	Lowest contract charge 1.30% Class IA	$24.56	—	—	—	(4.25)%
	Highest contract charge 1.70% Class IA	$23.66	—	—	—	(4.64)%
	All contract charges	—	2,083	$50,745	0.09%
2017	Lowest contract charge 1.30% Class IA	$25.65	—	—	—	32.90%
	Highest contract charge 1.70% Class IA	$24.81	—	—	—	32.32%
	All contract charges	—	1,959	$49,866	0.19%
2016	Lowest contract charge 1.30% Class IA	$19.30	—	—	—	5.41%
	Highest contract charge 1.70% Class IA	$18.75	—	—	—	4.98%
	All contract charges	—	1,554	$29,781	0.43%

EQ/Loomis Sayles Growth
2020	Lowest contract charge 0.30% Class IB	$29.63	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$37.85	—	—	—	28.70%
	All contract charges	—	1,548	$40,005	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.70	—	—	—	30.91%
	Highest contract charge 1.70% Class IB	$29.41	—	—	—	29.10%
	All contract charges	—	1,648	$33,565	0.03%
2018	Lowest contract charge 1.10% Class IB	$13.85	—	—	—	(4.02)%
	Highest contract charge 1.70% Class IB	$22.78	—	—	—	(4.65)%
	All contract charges	—	1,517	$24,115	0.09%
2017	Lowest contract charge 1.10% Class IB	$14.43	—	—	—	33.12%
	Highest contract charge 1.70% Class IB	$23.89	—	—	—	32.28%
	All contract charges	—	1,211	$20,879	0.19%
2016	Lowest contract charge 1.10% Class IB	$10.84	—	—	—	5.65%
	Highest contract charge 1.70% Class IB	$18.06	—	—	—	5.00%
	All contract charges	—	767	$10,726	0.43%

EQ/MFS International Growth
2020	Lowest contract charge 1.30% Class IA	$21.10	—	—	—	13.87%
	Highest contract charge 1.70% Class IA	$20.16	—	—	—	13.39%
	All contract charges	—	2,186	$45,655	0.45%
2019	Lowest contract charge 1.30% Class IA	$18.53	—	—	—	25.63%
	Highest contract charge 1.70% Class IA	$17.78	—	—	—	25.04%
	All contract charges	—	2,300	$42,214	1.34%
2018	Lowest contract charge 1.30% Class IA	$14.75	—	—	—	(10.61)%
	Highest contract charge 1.70% Class IA	$14.22	—	—	—	(10.90)%
	All contract charges	—	2,192	$32,070	0.95%
2017	Lowest contract charge 1.30% Class IA	$16.50	—	—	—	30.43%
	Highest contract charge 1.70% Class IA	$15.96	—	—	—	29.86%
	All contract charges	—	1,833	$29,949	0.86%
2016	Lowest contract charge 1.30% Class IA	$12.65	—	—	—	0.64%
	Highest contract charge 1.70% Class IA	$12.29	—	—	—	0.24%
	All contract charges	—	1,611	$20,205	1.02%

FSA-231

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Growth
2020	Lowest contract charge 0.30% Class IB	$16.75	—	—	—	15.04%
	Highest contract charge 1.70% Class IB	$25.27	—	—	—	13.42%
	All contract charges	—	2,013	$31,469	0.45%
2019	Lowest contract charge 0.30% Class IB	$14.56	—	—	—	26.83%
	Highest contract charge 1.70% Class IB	$22.28	—	—	—	25.10%
	All contract charges	—	2,083	$28,800	1.34%
2018	Lowest contract charge 0.30% Class IB	$11.48	—	—	—	(9.61)%
	Highest contract charge 1.70% Class IB	$17.81	—	—	—	(10.95)%
	All contract charges	—	1,679	$18,486	0.95%
2017	Lowest contract charge 0.30% Class IB	$12.70	—	—	—	31.61%
	Highest contract charge 1.70% Class IB	$20.00	—	—	—	29.87%
	All contract charges	—	1,359	$17,271	0.86%
2016	Lowest contract charge 1.10% Class IB	$9.21	—	—	—	0.88%
	Highest contract charge 1.70% Class IB	$15.40	—	—	—	0.20%
	All contract charges	—	1,176	$11,810	1.02%

EQ/MFS International Intrinsic Value
2020	Lowest contract charge 0.30% Class IB	$19.27	—	—	—	19.69%
	Highest contract charge 1.70% Class IB	$25.48	—	—	—	18.02%
	All contract charges	—	11,576	$260,533	0.25%
2019	Lowest contract charge 0.30% Class IB	$16.10	—	—	—	25.49%
	Highest contract charge 1.70% Class IB	$21.59	—	—	—	23.72%
	All contract charges	—	12,771	$245,448	0.67%
2018	Lowest contract charge 0.30% Class IB (d)	$12.83	—	—	—	(4.40)%
	Highest contract charge 1.70% Class IB (d)	$17.45	—	—	—	(4.70)%
	All contract charges	—	13,493	$211,736	0.00%

EQ/MFS Mid Cap Focused Growth
2020	Lowest contract charge 0.65% Class IB	$35.77	—	—	—	28.85%
	Highest contract charge 1.70% Class IB	$40.26	—	—	—	27.49%
	All contract charges	—	2,098	$87,355	0.00%
2019	Lowest contract charge 0.65% Class IB	$27.76	—	—	—	35.41%
	Highest contract charge 1.70% Class IB	$31.58	—	—	—	33.98%
	All contract charges	—	2,360	$76,772	0.02%
2018	Lowest contract charge 0.65% Class IB (d)	$20.50	—	—	—	(9.45)%
	Highest contract charge 1.70% Class IB (d)	$23.57	—	—	—	(9.62)%
	All contract charges	—	2,346	$56,849	0.01%

EQ/MFS Technology (k)
2020	Lowest contract charge 0.30% Class IB	$17.63	—	—	—	46.43%
	Highest contract charge 1.70% Class IB	$59.05	—	—	—	44.34%
	All contract charges	—	5,509	$216,331	0.08%
2019	Lowest contract charge 0.30% Class IB (d)	$12.04	—	—	—	35.43%
	Highest contract charge 1.70% Class IB	$40.91	—	—	—	33.52%
	All contract charges	—	1,299	$44,875	0.00%
2018	Lowest contract charge 1.10% Class IB (d)	$8.88	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IB (d)	$30.64	—	—	—	(11.27)%
	All contract charges	—	1,068	$33,121	0.00%

EQ/MFS Utilities Series
2020	Lowest contract charge 0.30% Class IB	$15.76	—	—	—	5.21%
	Highest contract charge 1.70% Class IB	$23.22	—	—	—	3.75%
	All contract charges	—	2,693	$55,471	2.33%
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	24.32%
	Highest contract charge 1.70% Class IB	$22.38	—	—	—	22.56%
	All contract charges	—	3,046	$61,085	2.88%
2018	Lowest contract charge 0.30% Class IB (d)	$12.05	—	—	—	(2.74)%
	Highest contract charge 1.70% Class IB (d)	$18.26	—	—	—	(2.98)%
	All contract charges	—	3,048	$50,223	0.50%

FSA-232

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index
2020	Lowest contract charge 1.30% Class IA	$31.91	—	—	—	11.38%
	Highest contract charge 1.70% Class IA	$30.50	—	—	—	10.91%
	All contract charges	—	2,188	$68,946	1.00%
2019	Lowest contract charge 1.30% Class IA	$28.65	—	—	—	23.76%
	Highest contract charge 1.70% Class IA	$27.50	—	—	—	23.26%
	All contract charges	—	2,421	$68,558	1.13%
2018	Lowest contract charge 1.30% Class IA	$23.15	—	—	—	(12.84)%
	Highest contract charge 1.70% Class IA	$22.31	—	—	—	(13.19)%
	All contract charges	—	2,513	$57,522	1.07%
2017	Lowest contract charge 1.30% Class IA	$26.56	—	—	—	13.94%
	Highest contract charge 1.70% Class IA	$25.70	—	—	—	13.52%
	All contract charges	—	2,519	$66,190	0.94%
2016	Lowest contract charge 1.30% Class IA	$23.31	—	—	—	18.38%
	Highest contract charge 1.70% Class IA	$22.64	—	—	—	17.86%
	All contract charges	—	2,625	$60,435	1.28%

EQ/Mid Cap Index
2020	Lowest contract charge 0.30% Class IB	$18.55	—	—	—	12.49%
	Highest contract charge 1.25% Class IB	$17.32	—	—	—	11.45%
	All contract charges	—	2,660	$42,463	1.00%
2019	Lowest contract charge 0.30% Class IB	$16.49	—	—	—	25.02%
	Highest contract charge 1.25% Class IB	$15.54	—	—	—	23.82%
	All contract charges	—	2,467	$35,553	1.13%
2018	Lowest contract charge 0.30% Class IB	$13.19	—	—	—	(11.95)%
	Highest contract charge 1.25% Class IB	$12.55	—	—	—	(12.85)%
	All contract charges	—	2,116	$24,839	1.07%
2017	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	15.14%
	Highest contract charge 1.25% Class IB	$14.40	—	—	—	14.10%
	All contract charges	—	1,603	$21,792	0.94%
2016	Lowest contract charge 0.30% Class IB	$13.01	—	—	—	19.58%
	Highest contract charge 1.25% Class IB	$12.62	—	—	—	18.39%
	All contract charges	—	1,206	$14,632	1.28%

EQ/Mid Cap Value Managed Volatility
2020	Lowest contract charge 1.30% Class IA	$26.05	—	—	—	3.58%
	Highest contract charge 1.70% Class IA	$24.90	—	—	—	3.19%
	All contract charges	—	229	$5,929	1.17%
2019	Lowest contract charge 1.30% Class IA	$25.15	—	—	—	24.94%
	Highest contract charge 1.70% Class IA	$24.13	—	—	—	24.45%
	All contract charges	—	237	$5,910	1.39%
2018	Lowest contract charge 1.30% Class IA	$20.13	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IA	$19.39	—	—	—	(14.81)%
	All contract charges	—	241	$4,819	1.21%
2017	Lowest contract charge 1.30% Class IA	$23.52	—	—	—	10.89%
	Highest contract charge 1.70% Class IA	$22.76	—	—	—	10.43%
	All contract charges	—	229	$5,338	1.07%
2016	Lowest contract charge 1.30% Class IA	$21.21	—	—	—	16.09%
	Highest contract charge 1.70% Class IA	$20.61	—	—	—	15.66%
	All contract charges	—	216	$4,560	1.36%

EQ/Mid Cap Value Managed Volatility
2020	Lowest contract charge 1.30% Class IB	$29.99	—	—	—	3.59%
	Highest contract charge 1.70% Class IB	$30.73	—	—	—	3.19%
	All contract charges	—	364	$10,724	1.17%
2019	Lowest contract charge 1.30% Class IB	$28.95	—	—	—	24.95%
	Highest contract charge 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	400	$11,435	1.39%
2018	Lowest contract charge 1.30% Class IB	$23.17	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	414	$9,486	1.21%

FSA-233

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 1.30% Class IB	$27.07	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$28.08	—	—	—	10.42%
	All contract charges	—	489	$13,131	1.07%
2016	Lowest contract charge 1.30% Class IB	$24.42	—	—	—	16.12%
	Highest contract charge 1.70% Class IB	$25.43	—	—	—	15.64%
	All contract charges	—	515	$12,477	1.36%

EQ/Moderate Allocation
2020	Lowest contract charge 1.30% Class A	$16.97	—	—	—	9.84%
	Highest contract charge 1.70% Class A	$16.22	—	—	—	9.37%
	All contract charges	—	6,075	$102,225	2.29%
2019	Lowest contract charge 1.30% Class A	$15.45	—	—	—	14.02%
	Highest contract charge 1.70% Class A	$14.83	—	—	—	13.55%
	All contract charges	—	6,697	$102,635	1.66%
2018	Lowest contract charge 1.30% Class A	$13.55	—	—	—	(6.03)%
	Highest contract charge 1.70% Class A	$13.06	—	—	—	(6.38)%
	All contract charges	—	7,282	$97,916	1.65%
2017	Lowest contract charge 1.30% Class A	$14.42	—	—	—	9.66%
	Highest contract charge 1.70% Class A	$13.95	—	—	—	9.15%
	All contract charges	—	7,245	$103,678	1.29%
2016	Lowest contract charge 1.30% Class A	$13.15	—	—	—	3.95%
	Highest contract charge 1.70% Class A	$12.78	—	—	—	3.57%
	All contract charges	—	7,444	$97,273	0.97%

EQ/Moderate Allocation
2020	Lowest contract charge 1.10% Class B	$12.97	—	—	—	10.10%
	Highest contract charge 1.25% Class B	$13.56	—	—	—	9.89%
	All contract charges	—	7,152	$95,028	2.29%
2019	Lowest contract charge 1.10% Class B	$11.78	—	—	—	14.26%
	Highest contract charge 1.25% Class B	$12.34	—	—	—	14.15%
	All contract charges	—	6,196	$75,040	1.66%
2018	Lowest contract charge 1.10% Class B	$10.31	—	—	—	(5.84)%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	(6.00)%
	All contract charges	—	5,157	$54,691	1.65%
2017	Lowest contract charge 1.10% Class B	$10.95	—	—	—	9.83%
	Highest contract charge 1.25% Class B	$11.50	—	—	—	9.63%
	All contract charges	—	3,892	$43,939	1.29%
2016	Lowest contract charge 1.10% Class B	$9.97	—	—	—	4.18%
	Highest contract charge 1.25% Class B	$10.49	—	—	—	4.07%
	All contract charges	—	3,079	$31,796	0.97%

EQ/Moderate Growth Strategy
2020	Lowest contract charge 0.65% Class IB	$18.39	—	—	—	11.66%
	Highest contract charge 1.70% Class IB	$18.09	—	—	—	10.51%
	All contract charges	—	335,022	$6,360,764	1.90%
2019	Lowest contract charge 0.65% Class IB	$16.47	—	—	—	17.22%
	Highest contract charge 1.70% Class IB	$16.37	—	—	—	15.93%
	All contract charges	—	369,315	$6,327,553	1.50%
2018	Lowest contract charge 0.65% Class IB	$14.05	—	—	—	(5.77)%
	Highest contract charge 1.70% Class IB	$14.12	—	—	—	(6.74)%
	All contract charges	—	386,476	$5,690,464	1.18%
2017	Lowest contract charge 0.65% Class IB	$14.91	—	—	—	11.02%
	Highest contract charge 1.70% Class IB	$15.14	—	—	—	9.87%
	All contract charges	—	410,293	$6,460,092	1.40%
2016	Lowest contract charge 0.65% Class IB	$13.43	—	—	—	6.42%
	Highest contract charge 1.70% Class IB	$13.78	—	—	—	5.27%
	All contract charges	—	412,040	$5,886,347	0.93%

FSA-234

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation
2020	Lowest contract charge 1.30% Class A	$20.18	—	—	—	12.61%
	Highest contract charge 1.70% Class A	$19.29	—	—	—	12.22%
	All contract charges	—	1,382	$27,632	2.67%
2019	Lowest contract charge 1.30% Class A	$17.92	—	—	—	18.44%
	Highest contract charge 1.70% Class A	$17.19	—	—	—	17.90%
	All contract charges	—	1,695	$30,120	1.61%
2018	Lowest contract charge 1.30% Class A	$15.13	—	—	—	(8.02)%
	Highest contract charge 1.70% Class A	$14.58	—	—	—	(8.42)%
	All contract charges	—	2,039	$30,652	1.68%
2017	Lowest contract charge 1.30% Class A	$16.45	—	—	—	13.37%
	Highest contract charge 1.70% Class A	$15.92	—	—	—	12.99%
	All contract charges	—	2,208	$36,100	1.43%
2016	Lowest contract charge 1.30% Class A	$14.51	—	—	—	5.91%
	Highest contract charge 1.70% Class A	$14.09	—	—	—	5.39%
	All contract charges	—	2,447	$35,296	0.91%

EQ/Moderate-Plus Allocation
2020	Lowest contract charge 1.10% Class B	$14.07	—	—	—	12.83%
	Highest contract charge 1.25% Class B	$15.06	—	—	—	12.72%
	All contract charges	—	3,619	$52,148	2.67%
2019	Lowest contract charge 1.10% Class B	$12.47	—	—	—	18.65%
	Highest contract charge 1.25% Class B	$13.36	—	—	—	18.44%
	All contract charges	—	3,029	$38,797	1.61%
2018	Lowest contract charge 1.10% Class B	$10.51	—	—	—	(7.89)%
	Highest contract charge 1.25% Class B	$11.28	—	—	—	(7.99)%
	All contract charges	—	2,433	$26,363	1.68%
2017	Lowest contract charge 1.10% Class B	$11.41	—	—	—	13.65%
	Highest contract charge 1.25% Class B	$12.26	—	—	—	13.41%
	All contract charges	—	1,846	$21,863	1.43%
2016	Lowest contract charge 1.10% Class B	$10.04	—	—	—	6.13%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	5.98%
	All contract charges	—	1,404	$14,859	0.91%

EQ/Money Market
2020	Lowest contract charge 0.65% Class IA	$9.68	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IA	$8.56	—	—	—	(1.50)%
	All contract charges	—	11,239	$99,450	0.16%
2019	Lowest contract charge 0.65% Class IA	$9.72	—	—	—	0.83%
	Highest contract charge 1.70% Class IA	$8.69	—	—	—	(0.23)%
	All contract charges	—	7,933	$70,991	1.49%
2018	Lowest contract charge 0.65% Class IA	$9.64	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$8.71	—	—	—	(0.34)%
	All contract charges	—	6,784	$60,906	1.26%
2017	Lowest contract charge 0.65% Class IA	$9.58	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$8.74	—	—	—	(1.35)%
	All contract charges	—	6,813	$61,312	0.38%
2016	Lowest contract charge 0.65% Class IA	$9.61	—	—	—	(0.62)%
	Highest contract charge 1.70% Class IA	$8.86	—	—	—	(1.66)%
	All contract charges	—	9,468	$86,860	0.00%

EQ/Money Market
2020	Lowest contract charge 0.30% Class IB	$10.12	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	11,844	$116,157	0.16%
2019	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	1.20%
	Highest contract charge 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	7,607	$75,089	1.49%
2018	Lowest contract charge 0.30% Class IB	$10.01	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	6,167	$60,610	1.26%

FSA-235

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market (Continued)
2017	Lowest contract charge 1.10% Class IB	$9.75	—	—	—	(0.71)%
	Highest contract charge 1.70% Class IB	$23.88	—	—	—	(1.32)%
	All contract charges	—	6,338	$62,447	0.38%
2016	Lowest contract charge 1.10% Class IB (c)	$9.82	—	—	—	(1.11)%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	(1.67)%
	All contract charges	—	6,688	$66,890	0.00%

EQ/Morgan Stanley Small Cap Growth (p)
2020	Lowest contract charge 0.30% Class IB (q)	$17.82	—	—	—	75.05%
	Highest contract charge 1.70% Class IB (q)	$17.68	—	—	—	73.84%
	All contract charges	—	893	$15,851	0.00%

EQ/PIMCO Global Real Return
2020	Lowest contract charge 0.30% Class IB	$13.36	—	—	—	10.05%
	Highest contract charge 1.70% Class IB	$11.63	—	—	—	8.49%
	All contract charges	—	2,956	$35,617	0.00%
2019	Lowest contract charge 1.10% Class IB	$11.04	—	—	—	6.98%
	Highest contract charge 1.70% Class IB	$10.72	—	—	—	6.35%
	All contract charges	—	2,586	$28,580	3.67%
2018	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	(2.46)%
	Highest contract charge 1.70% Class IB	$10.08	—	—	—	(3.08)%
	All contract charges	—	2,403	$24,896	2.65%
2017	Lowest contract charge 1.10% Class IB	$10.58	—	—	—	1.83%
	Highest contract charge 1.70% Class IB	$10.40	—	—	—	1.17%
	All contract charges	—	1,985	$21,118	1.41%
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	9.02%
	Highest contract charge 1.70% Class IB	$10.28	—	—	—	8.44%
	All contract charges	—	1,311	$13,760	6.00%

EQ/PIMCO Real Return
2020	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$12.62	—	—	—	9.45%
	All contract charges	—	3,790	$49,291	1.39%
2019	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	6.95%
	Highest contract charge 1.70% Class IB	$11.53	—	—	—	6.56%
	All contract charges	—	3,844	$45,584	1.88%
2018	Lowest contract charge 1.30% Class IB (d)	$11.23	—	—	—	0.18%
	Highest contract charge 1.70% Class IB (d)	$10.82	—	—	—	0.09%
	All contract charges	—	4,365	$48,416	0.46%

EQ/PIMCO Total Return
2020	Lowest contract charge 0.30% Class IB	$12.79	—	—	—	8.30%
	Highest contract charge 1.70% Class IB	$13.08	—	—	—	6.78%
	All contract charges	—	17,150	$219,831	1.92%
2019	Lowest contract charge 0.30% Class IB	$11.81	—	—	—	8.25%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	6.80%
	All contract charges	—	15,772	$190,585	2.14%
2018	Lowest contract charge 0.30% Class IB (d)	$10.91	—	—	—	1.77%
	Highest contract charge 1.70% Class IB (d)	$11.47	—	—	—	1.41%
	All contract charges	—	14,521	$165,330	0.69%

EQ/PIMCO Ultra Short Bond
2020	Lowest contract charge 1.30% Class IA	$9.63	—	—	—	(0.10)%
	Highest contract charge 1.70% Class IA	$9.20	—	—	—	(0.65)%
	All contract charges	—	3,209	$30,347	0.84%
2019	Lowest contract charge 1.30% Class IA	$9.64	—	—	—	1.15%
	Highest contract charge 1.70% Class IA	$9.26	—	—	—	0.87%
	All contract charges	—	2,621	$25,026	2.32%
2018	Lowest contract charge 1.30% Class IA	$9.53	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$9.18	—	—	—	(0.76)%
	All contract charges	—	2,790	$26,335	2.40%

FSA-236

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
2017	Lowest contract charge 1.30% Class IA	$9.56	—	—	—	0.53%
	Highest contract charge 1.70% Class IA	$9.25	—	—	—	0.11%
	All contract charges	—	2,497	$23,664	1.27%
2016	Lowest contract charge 1.30% Class IA	$9.51	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$9.24	—	—	—	0.33%
	All contract charges	—	2,698	$25,429	1.05%

EQ/PIMCO Ultra Short Bond
2020	Lowest contract charge 0.30% Class IB	$10.60	—	—	—	0.86%
	Highest contract charge 1.70% Class IB	$9.85	—	—	—	(0.61)%
	All contract charges	—	2,047	$20,497	0.84%
2019	Lowest contract charge 0.30% Class IB	$10.51	—	—	—	2.24%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.81%
	All contract charges	—	1,832	$18,326	2.32%
2018	Lowest contract charge 1.10% Class IB	$10.04	—	—	—	(0.20)%
	Highest contract charge 1.70% Class IB	$9.83	—	—	—	(0.81)%
	All contract charges	—	1,866	$18,389	2.40%
2017	Lowest contract charge 1.10% Class IB	$10.06	—	—	—	0.80%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	950	$9,340	1.27%
2016	Lowest contract charge 1.10% Class IB	$9.98	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$9.89	—	—	—	0.30%
	All contract charges	—	755	$7,364	1.05%

EQ/Quality Bond PLUS
2020	Lowest contract charge 1.30% Class IB	$11.84	—	—	—	4.59%
	Highest contract charge 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	2,182	$27,625	1.52%
2019	Lowest contract charge 1.30% Class IB	$11.32	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	2,133	$25,403	1.58%
2018	Lowest contract charge 1.30% Class IB	$10.85	—	—	—	(1.27)%
	Highest contract charge 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	2,247	$26,332	1.59%
2017	Lowest contract charge 1.30% Class IB	$10.99	—	—	—	0.09%
	Highest contract charge 1.70% Class IB	$15.31	—	—	—	(0.33)%
	All contract charges	—	2,455	$28,720	1.23%
2016	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(0.09)%
	Highest contract charge 1.70% Class IB	$15.36	—	—	—	(0.52)%
	All contract charges	—	2,276	$26,773	1.19%

EQ/Small Company Index
2020	Lowest contract charge 1.30% Class IA	$32.85	—	—	—	18.17%
	Highest contract charge 1.70% Class IA	$31.40	—	—	—	17.69%
	All contract charges	—	1,520	$49,316	1.04%
2019	Lowest contract charge 1.30% Class IA	$27.80	—	—	—	23.61%
	Highest contract charge 1.70% Class IA	$26.68	—	—	—	23.12%
	All contract charges	—	1,704	$46,820	1.12%
2018	Lowest contract charge 1.30% Class IA	$22.49	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IA	$21.67	—	—	—	(12.83)%
	All contract charges	—	2,007	$44,509	1.04%
2017	Lowest contract charge 1.30% Class IA	$25.70	—	—	—	12.52%
	Highest contract charge 1.70% Class IA	$24.86	—	—	—	12.08%
	All contract charges	—	1,766	$44,885	1.07%
2016	Lowest contract charge 1.30% Class IA	$22.84	—	—	—	18.96%
	Highest contract charge 1.70% Class IA	$22.18	—	—	—	18.48%
	All contract charges	—	1,959	$44,158	1.42%

FSA-237

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2020	Lowest contract charge 0.30% Class IB	$18.58	—	—	—	19.33%
	Highest contract charge 1.25% Class IB	$17.35	—	—	—	18.27%
	All contract charges	—	1,821	$29,767	1.04%
2019	Lowest contract charge 0.30% Class IB	$15.57	—	—	—	24.86%
	Highest contract charge 1.25% Class IB	$14.67	—	—	—	23.59%
	All contract charges	—	1,614	$22,474	1.12%
2018	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	(11.56)%
	Highest contract charge 1.25% Class IB	$11.87	—	—	—	(12.40)%
	All contract charges	—	1,325	$14,966	1.04%
2017	Lowest contract charge 0.30% Class IB	$14.10	—	—	—	13.62%
	Highest contract charge 1.25% Class IB	$13.55	—	—	—	12.54%
	All contract charges	—	1,204	$15,721	1.07%
2016	Lowest contract charge 0.30% Class IB	$12.41	—	—	—	20.25%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	19.09%
	All contract charges	—	927	$10,907	1.42%

EQ/T. Rowe Price Growth Stock
2020	Lowest contract charge 1.30% Class IA	$48.07	—	—	—	34.76%
	Highest contract charge 1.70% Class IA	$45.95	—	—	—	34.24%
	All contract charges	—	5,187	$246,426	0.00%
2019	Lowest contract charge 1.30% Class IA	$35.67	—	$—	—	29.43%
	Highest contract charge 1.70% Class IA	$34.23	—	$—	—	28.88%
	All contract charges	$—	5,716	$201,496	0.00%
2018	Lowest contract charge 1.30% Class IA	$27.56	—	$—	—	(2.92)%
	Highest contract charge 1.70% Class IA	$26.56	—	$—	—	(3.31)%
	All contract charges	$—	5,477	$149,506	0.00%
2017	Lowest contract charge 1.30% Class IA	$28.39	—	$—	—	31.68%
	Highest contract charge 1.70% Class IA	$27.47	—	$—	—	31.12%
	All contract charges	$—	5,607	$157,447	0.00%
2016	Lowest contract charge 0.65% Class IA	$19.20	—	$—	—	0.68%
	Highest contract charge 1.70% Class IA	$20.95	—	$—	—	(0.38)%
	All contract charges	$—	4,834	$103,341	0.00%

EQ/T. Rowe Price Growth Stock
2020	Lowest contract charge 0.30% Class IB	$29.26	—	—	—	36.16%
	Highest contract charge 1.70% Class IB	$57.37	—	—	—	34.23%
	All contract charges	—	5,214	$131,747	0.00%
2019	Lowest contract charge 0.30% Class IB	$21.49	—	—	—	30.72%
	Highest contract charge 1.70% Class IB	$42.74	—	—	—	28.85%
	All contract charges	—	4,790	$92,450	0.00%
2018	Lowest contract charge 0.30% Class IB	$16.44	—	—	—	(1.91)%
	Highest contract charge 1.70% Class IB	$33.17	—	—	—	(3.29)%
	All contract charges	—	4,149	$63,551	0.00%
2017	Lowest contract charge 0.30% Class IB	$16.76	—	—	—	32.91%
	Highest contract charge 1.70% Class IB	$34.30	—	—	—	31.12%
	All contract charges	—	3,322	$55,656	0.00%
2016	Lowest contract charge 1.10% Class IB	$10.18	—	—	—	0.20%
	Highest contract charge 1.70% Class IB	$26.16	—	—	—	(0.38)%
	All contract charges	—	2,738	$37,437	0.00%

EQ/T. Rowe Price Health Sciences
2020	Lowest contract charge 0.30% Class IB	$28.34	—	—	—	26.52%
	Highest contract charge 1.70% Class IB	$60.14	—	—	—	24.75%
	All contract charges	—	5,077	$205,810	0.00%
2019	Lowest contract charge 0.30% Class IB	$22.40	—	—	—	27.93%
	Highest contract charge 1.70% Class IB	$48.21	—	—	—	26.14%
	All contract charges	—	5,251	$174,142	0.00%
2018	Lowest contract charge 0.30% Class IB (d)	$17.51	—	—	—	(9.51)%
	Highest contract charge 1.70% Class IB (d)	$38.22	—	—	—	(9.75)%
	All contract charges	—	5,303	$145,114	0.00%

FSA-238

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Ultra Conservative Strategy
2020	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	4.30%
	Highest contract charge 1.70% Class IB	$10.51	—	—	—	3.85%
	All contract charges	—	94,537	$1,015,822	0.80%
2019	Lowest contract charge 1.30% Class IB	$10.46	—	—	—	4.70%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	4.33%
	All contract charges	—	45,022	$464,435	0.92%
2018	Lowest contract charge 1.30% Class IB	$9.99	—	—	—	(1.67)%
	Highest contract charge 1.70% Class IB	$9.70	—	—	—	(2.12)%
	All contract charges	—	109,223	$1,079,622	2.70%
2017	Lowest contract charge 1.30% Class IB	$10.16	—	—	—	0.59%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	13,061	$131,233	0.56%
2016	Lowest contract charge 1.30% Class IB	$10.10	—	—	—	0.10%
	Highest contract charge 1.70% Class IB	$9.89	—	—	—	(0.30)%
	All contract charges	—	23,917	$239,324	0.22%

EQ/Wellington Energy
2020	Lowest contract charge 0.30% Class IB	$3.24	—	—	—	(37.57)%
	Highest contract charge 1.70% Class IB	$4.18	—	—	—	(38.44)%
	All contract charges	—	3,464	$13,520	3.26%
2019	Lowest contract charge 0.30% Class IB (d)	$5.19	—	—	—	0.78%
	Highest contract charge 1.70% Class IB	$6.79	—	—	—	(0.73)%
	All contract charges	—	3,202	$20,682	0.91%
2018	Lowest contract charge 1.10% Class IB (d)	$5.23	—	—	—	(31.63)%
	Highest contract charge 1.70% Class IB (d)	$6.84	—	—	—	(31.67)%
	All contract charges	—	3,248	$21,298	0.11%

Federated Hermes High Income Bond Fund II
2020	Lowest contract charge 0.30% Service Class	$13.95	—	—	—	5.12%
	Highest contract charge 1.25% Service Class	$13.02	—	—	—	4.08%
	All contract charges	—	2,238	$28,546	5.63%
2019	Lowest contract charge 0.30% Service Class	$13.27	—	—	—	13.81%
	Highest contract charge 1.25% Service Class	$12.51	—	—	—	12.70%
	All contract charges	—	2,216	$27,227	5.43%
2018	Lowest contract charge 0.30% Service Class	$11.66	—	—	—	(3.72)%
	Highest contract charge 1.25% Service Class	$11.10	—	—	—	(4.64)%
	All contract charges	—	1,856	$20,290	7.29%
2017	Lowest contract charge 0.30% Service Class	$12.11	—	—	—	6.23%
	Highest contract charge 1.25% Service Class	$11.64	—	—	—	5.24%
	All contract charges	—	1,670	$19,170	5.96%
2016	Lowest contract charge 0.30% Service Class	$11.40	—	—	—	14.23%
	Highest contract charge 1.25% Service Class	$11.06	—	—	—	13.09%
	All contract charges	—	1,353	$14,777	5.05%

Federated Hermes Kaufmann Fund II
2020	Lowest contract charge 0.30% Service Class	$28.30	—	—	—	28.11%
	Highest contract charge 1.25% Service Class	$26.42	—	—	—	26.84%
	All contract charges	—	1,383	$31,702	0.00%
2019	Lowest contract charge 0.30% Service Class	$22.09	—	—	—	33.07%
	Highest contract charge 1.25% Service Class	$20.83	—	—	—	31.84%
	All contract charges	—	1,192	$21,657	0.00%
2018	Lowest contract charge 0.30% Service Class	$16.60	—	—	—	3.30%
	Highest contract charge 1.25% Service Class	$15.80	—	—	—	2.33%
	All contract charges	—	877	$12,343	0.00%
2017	Lowest contract charge 0.30% Service Class	$16.07	—	—	—	27.54%
	Highest contract charge 1.25% Service Class	$15.44	—	—	—	26.35%
	All contract charges	—	517	$7,249	0.00%
2016	Lowest contract charge 0.30% Service Class	$12.60	—	—	—	3.11%
	Highest contract charge 1.25% Service Class	$12.22	—	—	—	2.09%
	All contract charges	—	369	$4,196	0.00%

FSA-239

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Asset Manager: Growth Portfolio
2020	Lowest contract charge 1.30% Service Class 2	$22.82	—	—	—	15.43%
	Highest contract charge 1.70% Service Class 2	$21.81	—	—	—	14.97%
	All contract charges	—	29	$667	0.85%
2019	Lowest contract charge 1.30% Service Class 2	$19.77	—	—	—	20.92%
	Highest contract charge 1.70% Service Class 2	$18.97	—	—	—	20.37%
	All contract charges	—	34	$664	1.33%
2018	Lowest contract charge 1.30% Service Class 2	$16.35	—	—	—	(9.07)%
	Highest contract charge 1.70% Service Class 2	$15.76	—	—	—	(9.43)%
	All contract charges	—	36	$596	1.05%
2017	Lowest contract charge 1.30% Service Class 2	$17.98	—	—	—	16.91%
	Highest contract charge 1.70% Service Class 2	$17.40	—	—	—	16.47%
	All contract charges	—	51	$908	1.12%
2016	Lowest contract charge 1.30% Service Class 2	$15.38	—	—	—	0.85%
	Highest contract charge 1.70% Service Class 2	$14.94	—	—	—	0.47%
	All contract charges	—	49	$742	1.07%

Fidelity® VIP Freedom 2015 Portfolio
2020	Lowest contract charge 1.30% Service Class 2	$17.45	—	—	—	12.07%
	Highest contract charge 1.70% Service Class 2	$16.76	—	—	—	11.66%
	All contract charges	—	42	$716	1.12%
2019	Lowest contract charge 1.30% Service Class 2	$15.57	—	—	—	16.45%
	Highest contract charge 1.70% Service Class 2	$15.01	—	—	—	15.91%
	All contract charges	—	39	$587	2.10%
2018	Lowest contract charge 1.30% Service Class 2	$13.37	—	—	—	(6.50)%
	Highest contract charge 1.70% Service Class 2	$12.95	—	—	—	(6.90)%
	All contract charges	—	33	$434	1.21%
2017	Lowest contract charge 1.30% Service Class 2	$14.30	—	—	—	13.31%
	Highest contract charge 1.70% Service Class 2	$13.91	—	—	—	12.91%
	All contract charges	—	69	$975	1.35%
2016	Lowest contract charge 1.30% Service Class 2	$12.62	—	—	—	4.21%
	Highest contract charge 1.70% Service Class 2	$12.32	—	—	—	3.79%
	All contract charges	—	47	$598	1.09%

Fidelity® VIP Freedom 2020 Portfolio
2020	Lowest contract charge 1.30% Service Class 2	$18.27	—	—	—	13.27%
	Highest contract charge 1.70% Service Class 2	$17.55	—	—	—	12.79%
	All contract charges	—	79	$1,427	1.01%
2019	Lowest contract charge 1.30% Service Class 2	$16.13	—	—	—	18.34%
	Highest contract charge 1.70% Service Class 2	$15.56	—	—	—	17.88%
	All contract charges	—	83	$1,328	1.66%
2018	Lowest contract charge 1.30% Service Class 2	$13.63	—	—	—	(7.34)%
	Highest contract charge 1.70% Service Class 2	$13.20	—	—	—	(7.69)%
	All contract charges	—	100	$1,355	1.35%
2017	Lowest contract charge 1.30% Service Class 2	$14.71	—	—	—	14.74%
	Highest contract charge 1.70% Service Class 2	$14.30	—	—	—	14.31%
	All contract charges	—	84	$1,227	1.36%
2016	Lowest contract charge 1.30% Service Class 2	$12.82	—	—	—	4.48%
	Highest contract charge 1.70% Service Class 2	$12.51	—	—	—	3.99%
	All contract charges	—	82	$1,045	1.14%

Fidelity® VIP Freedom 2025 Portfolio
2020	Lowest contract charge 1.30% Service Class 2	$19.45	—	—	—	14.14%
	Highest contract charge 1.70% Service Class 2	$18.69	—	—	—	13.76%
	All contract charges	—	88	$1,700	1.00%
2019	Lowest contract charge 1.30% Service Class 2	$17.04	—	—	—	19.92%
	Highest contract charge 1.65% Service Class 2	$16.51	—	—	—	19.55%
	All contract charges	—	94	$1,581	1.75%
2018	Lowest contract charge 1.30% Service Class 2	$14.21	—	—	—	(7.97)%
	Highest contract charge 1.65% Service Class 2	$13.81	—	—	—	(8.36)%
	All contract charges	—	105	$1,487	1.34%

FSA-240

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2025 Portfolio (Continued)
2017	Lowest contract charge 1.30% Service Class 2	$15.44	—	—	—	16.00%
	Highest contract charge 1.65% Service Class 2	$15.07	—	—	—	15.66%
	All contract charges	—	89	$1,367	1.26%
2016	Lowest contract charge 1.30% Service Class 2	$13.31	—	—	—	4.64%
	Highest contract charge 1.65% Service Class 2	$13.03	—	—	—	4.24%
	All contract charges	—	92	$1,210	1.40%

Fidelity® VIP Freedom 2030 Portfolio
2020	Lowest contract charge 1.30% Service Class 2	$20.53	—	—	—	15.14%
	Highest contract charge 1.70% Service Class 2	$19.72	—	—	—	14.65%
	All contract charges	—	60	$1,207	0.99%
2019	Lowest contract charge 1.30% Service Class 2	$17.83	—	—	—	22.46%
	Highest contract charge 1.70% Service Class 2	$17.20	—	—	—	21.99%
	All contract charges	—	61	$1,069	2.03%
2018	Lowest contract charge 1.30% Service Class 2	$14.56	—	—	—	(9.23)%
	Highest contract charge 1.70% Service Class 2	$14.10	—	—	—	(9.62)%
	All contract charges	—	56	$808	1.14%
2017	Lowest contract charge 1.30% Service Class 2	$16.04	—	—	—	19.08%
	Highest contract charge 1.70% Service Class 2	$15.60	—	—	—	18.63%
	All contract charges	—	62	$1,002	1.13%
2016	Lowest contract charge 1.30% Service Class 2	$13.47	—	—	—	4.99%
	Highest contract charge 1.70% Service Class 2	$13.15	—	—	—	4.61%
	All contract charges	—	66	$895	1.26%

Fidelity® VIP Mid Cap Portfolio
2020	Lowest contract charge 0.30% Service Class 2	$17.95	—	—	—	17.47%
	Highest contract charge 1.70% Service Class 2	$26.16	—	—	—	15.85%
	All contract charges	—	4,377	$98,150	0.40%
2019	Lowest contract charge 0.30% Service Class 2	$15.28	—	—	—	22.83%
	Highest contract charge 1.70% Service Class 2	$22.58	—	—	—	21.07%
	All contract charges	—	4,465	$87,622	0.68%
2018	Lowest contract charge 0.30% Service Class 2	$12.44	—	—	—	(15.03)%
	Highest contract charge 1.70% Service Class 2	$18.65	—	—	—	(16.22)%
	All contract charges	—	4,423	$73,124	0.40%
2017	Lowest contract charge 0.30% Service Class 2	$14.64	—	—	—	20.20%
	Highest contract charge 1.70% Service Class 2	$22.26	—	—	—	18.53%
	All contract charges	—	4,323	$87,138	0.50%
2016	Lowest contract charge 0.30% Service Class 2	$12.18	—	—	—	11.54%
	Highest contract charge 1.70% Service Class 2	$18.78	—	—	—	10.02%
	All contract charges	—	3,955	$68,757	0.33%

Fidelity® VIP Strategic Income Portfolio
2020	Lowest contract charge 0.30% Service Class 2	$13.23	—	—	—	6.87%
	Highest contract charge 1.70% Service Class 2	$14.29	—	—	—	5.31%
	All contract charges	—	12,142	$163,619	3.14%
2019	Lowest contract charge 0.30% Service Class 2	$12.38	—	—	—	10.34%
	Highest contract charge 1.70% Service Class 2	$13.57	—	—	—	8.82%
	All contract charges	—	11,774	$151,336	3.30%
2018	Lowest contract charge 0.30% Service Class 2	$11.22	—	—	—	(3.19)%
	Highest contract charge 1.70% Service Class 2	$12.47	—	—	—	(4.52)%
	All contract charges	—	10,478	$124,541	3.74%
2017	Lowest contract charge 0.30% Service Class 2	$11.59	—	—	—	7.31%
	Highest contract charge 1.70% Service Class 2	$13.06	—	—	—	5.75%
	All contract charges	—	9,253	$116,085	3.27%
2016	Lowest contract charge 0.30% Service Class 2	$10.80	—	—	—	7.68%
	Highest contract charge 1.70% Service Class 2	$12.35	—	—	—	6.19%
	All contract charges	—	7,661	$91,574	3.83%

FSA-241

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

First Trust Multi Income Allocation Portfolio
2020	Lowest contract charge 1.10% Class I	$11.77	—	—	—	1.38%
	Highest contract charge 1.70% Class I	$11.69	—	—	—	0.78%
	All contract charges	—	530	$6,299	2.17%
2019	Lowest contract charge 1.10% Class I	$11.61	—	—	—	15.06%
	Highest contract charge 1.70% Class I	$11.60	—	—	—	14.40%
	All contract charges	—	519	$6,111	2.63%
2018	Lowest contract charge 1.10% Class I	$10.09	—	—	—	(5.44)%
	Highest contract charge 1.70% Class I	$10.14	—	—	—	(6.11)%
	All contract charges	—	396	$4,068	2.30%
2017	Lowest contract charge 1.10% Class I	$10.67	—	—	—	4.81%
	Highest contract charge 1.70% Class I	$10.80	—	—	—	4.25%
	All contract charges	—	368	$4,001	2.83%
2016	Lowest contract charge 1.10% Class I	$10.18	—	—	—	8.07%
	Highest contract charge 1.70% Class I	$10.36	—	—	—	7.47%
	All contract charges	—	274	$2,852	2.29%

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2020	Lowest contract charge 0.30% Class I	$17.18	—	—	—	7.51%
	Highest contract charge 1.70% Class I	$17.54	—	—	—	5.98%
	All contract charges	—	3,922	$65,643	1.48%
2019	Lowest contract charge 0.30% Class I	$15.98	—	—	—	20.42%
	Highest contract charge 1.70% Class I	$16.55	—	—	—	18.72%
	All contract charges	—	4,007	$63,555	1.63%
2018	Lowest contract charge 0.30% Class I	$13.27	—	—	—	(5.21)%
	Highest contract charge 1.70% Class I	$13.94	—	—	—	(6.51)%
	All contract charges	—	3,488	$46,896	1.54%
2017	Lowest contract charge 1.10% Class I	$12.13	—	—	—	12.31%
	Highest contract charge 1.70% Class I	$14.91	—	—	—	11.52%
	All contract charges	—	3,503	$50,335	1.34%
2016	Lowest contract charge 1.10% Class I	$10.80	—	—	—	10.43%
	Highest contract charge 1.70% Class I	$13.37	—	—	—	9.86%
	All contract charges	—	2,929	$38,062	1.13%

Franklin Allocation VIP Fund
2020	Lowest contract charge 1.10% Class 2	$12.95	—	—	—	10.49%
	Highest contract charge 1.70% Class 2	$18.53	—	—	—	9.84%
	All contract charges	—	1,374	$22,761	1.48%
2019	Lowest contract charge 1.10% Class 2	$11.72	—	—	—	18.50%
	Highest contract charge 1.70% Class 2	$16.87	—	—	—	17.81%
	All contract charges	—	1,404	$21,389	4.04%
2018	Lowest contract charge 1.10% Class 2	$9.89	—	—	—	(10.58)%
	Highest contract charge 1.70% Class 2	$14.32	—	—	—	(11.17)%
	All contract charges	—	2,184	$29,693	3.00%
2017	Lowest contract charge 1.10% Class 2 (c)	$11.06	—	—	—	10.71%
	Highest contract charge 1.70% Class 2	$16.12	—	—	—	10.03%
	All contract charges	—	1,402	$21,003	2.68%
2016	Lowest contract charge 0.65% Class 2	$14.87	—	—	—	12.40%
	Highest contract charge 1.70% Class 2	$14.65	—	—	—	11.32%
	All contract charges	—	1,369	$18,653	3.98%

Franklin Income VIP Fund
2020	Lowest contract charge 0.30% Class 2	$13.55	—	—	—	0.37%
	Highest contract charge 1.70% Class 2	$16.31	—	—	—	(0.97)%
	All contract charges	—	6,585	$94,396	5.89%
2019	Lowest contract charge 0.30% Class 2	$13.50	—	—	—	15.68%
	Highest contract charge 1.70% Class 2	$16.47	—	—	—	14.06%
	All contract charges	—	7,211	$104,757	5.39%
2018	Lowest contract charge 0.30% Class 2	$11.67	—	—	—	(4.58)%
	Highest contract charge 1.70% Class 2	$14.44	—	—	—	(5.93)%
	All contract charges	—	6,763	$87,447	4.78%

FSA-242

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Income VIP Fund (Continued)
2017	Lowest contract charge 0.30% Class 2	$12.23	—	—	—	9.39%
	Highest contract charge 1.70% Class 2	$15.35	—	—	—	7.79%
	All contract charges	—	6,702	$92,902	4.12%
2016	Lowest contract charge 0.65% Class 2	$14.18	—	—	—	13.26%
	Highest contract charge 1.70% Class 2	$14.24	—	—	—	12.13%
	All contract charges	—	6,365	$82,729	4.86%

Franklin Mutual Shares VIP Fund
2020	Lowest contract charge 1.10% Class 2	$11.36	—	—	—	(6.12)%
	Highest contract charge 1.70% Class 2	$17.71	—	—	—	(6.64)%
	All contract charges	—	695	$10,728	2.86%
2019	Lowest contract charge 1.10% Class 2	$12.10	—	—	—	21.24%
	Highest contract charge 1.70% Class 2	$18.97	—	—	—	20.52%
	All contract charges	—	730	$12,458	1.83%
2018	Lowest contract charge 1.10% Class 2	$9.98	—	—	—	(10.09)%
	Highest contract charge 1.70% Class 2	$15.74	—	—	—	(10.67)%
	All contract charges	—	767	$11,180	2.34%
2017	Lowest contract charge 1.10% Class 2	$11.10	—	—	—	7.14%
	Highest contract charge 1.70% Class 2	$17.62	—	—	—	6.53%
	All contract charges	—	877	$14,585	2.25%
2016	Lowest contract charge 1.10% Class 2	$10.36	—	—	—	14.86%
	Highest contract charge 1.70% Class 2	$16.54	—	—	—	14.07%
	All contract charges	—	858	$13,696	2.06%

Guggenheim VIF Global Managed Futures Strategy Fund
2020	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	2.23%
	Highest contract charge 1.70% Common Shares	$7.21	—	—	—	0.84%
	All contract charges	—	287	$2,494	3.67%
2019	Lowest contract charge 0.30% Common Shares	$10.31	—	—	—	7.85%
	Highest contract charge 1.70% Common Shares	$7.15	—	—	—	6.24%
	All contract charges	—	320	$2,733	0.87%
2018	Lowest contract charge 0.30% Common Shares	$9.56	—	—	—	(9.30)%
	Highest contract charge 1.70% Common Shares	$6.73	—	—	—	(10.51)%
	All contract charges	—	347	$2,773	0.00%
2017	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	8.44%
	Highest contract charge 1.70% Common Shares	$7.52	—	—	—	6.82%
	All contract charges	—	323	$2,866	1.44%
2016	Lowest contract charge 0.30% Common Shares	$9.72	—	—	—	(15.03)%
	Highest contract charge 1.70% Common Shares	$7.04	—	—	—	(16.19)%
	All contract charges	—	292	$2,432	3.96%

Guggenheim VIF Multi-Hedge Strategies Fund
2020	Lowest contract charge 1.30% Common Shares	$10.15	—	—	—	6.06%
	Highest contract charge 1.70% Common Shares	$9.75	—	—	—	5.63%
	All contract charges	—	29	$292	1.45%
2019	Lowest contract charge 1.30% Common Shares	$9.57	—	—	—	3.57%
	Highest contract charge 1.70% Common Shares	$9.23	—	—	—	3.13%
	All contract charges	—	57	$544	2.39%
2018	Lowest contract charge 1.30% Common Shares	$9.24	—	—	—	(6.29)%
	Highest contract charge 1.70% Common Shares	$8.95	—	—	—	(6.67)%
	All contract charges	—	68	$620	0.00%
2017	Lowest contract charge 1.30% Common Shares	$9.86	—	—	—	2.39%
	Highest contract charge 1.70% Common Shares	$9.59	—	—	—	1.91%
	All contract charges	—	70	$686	0.00%
2016	Lowest contract charge 1.30% Common Shares	$9.63	—	—	—	(1.83)%
	Highest contract charge 1.70% Common Shares	$9.41	—	—	—	(2.18)%
	All contract charges	—	92	$882	0.10%

FSA-243

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Hartford Capital Appreciation HLS Fund
2020	Lowest contract charge 1.10% Class IC	$16.69	—	—	—	19.99%
	Highest contract charge 1.70% Class IC	$17.17	—	—	—	19.24%
	All contract charges	—	1,275	$22,232	0.48%
2019	Lowest contract charge 1.10% Class IC	$13.91	—	—	—	29.16%
	Highest contract charge 1.70% Class IC	$14.40	—	—	—	28.46%
	All contract charges	—	1,400	$20,412	0.95%
2018	Lowest contract charge 0.30% Class IC	$11.96	—	—	—	(7.72)%
	Highest contract charge 1.70% Class IC	$11.21	—	—	—	(9.01)%
	All contract charges	—	1,479	$16,715	0.45%
2017	Lowest contract charge 0.30% Class IC	$12.96	—	—	—	21.12%
	Highest contract charge 1.70% Class IC	$12.32	—	—	—	19.38%
	All contract charges	—	1,420	$17,578	0.73%
2016	Lowest contract charge 0.30% Class IC	$10.70	—	—	—	4.70%
	Highest contract charge 1.70% Class IC	$10.32	—	—	—	3.30%
	All contract charges	—	1,214	$12,577	0.74%

Hartford Disciplined Equity HLS Fund (r)
2020	Lowest contract charge 0.30% Class IC (s)	$31.23	—	—	—	13.48%
	Highest contract charge 1.70% Class IC (s)	$28.46	—	—	—	13.03%
	All contract charges	—	2,804	$78,494	0.16%

Invesco V.I. American Franchise Fund
2020	Lowest contract charge 1.30% Series II	$47.29	—	—	—	40.16%
	Highest contract charge 1.70% Series II	$45.20	—	—	—	39.59%
	All contract charges	—	16	$719	0.00%
2019	Lowest contract charge 1.30% Series II	$33.74	—	—	—	34.64%
	Highest contract charge 1.65% Series II	$32.55	—	—	—	34.17%
	All contract charges	—	16	$544	0.00%
2018	Lowest contract charge 1.30% Series II	$25.06	—	—	—	(5.15)%
	Highest contract charge 1.65% Series II	$24.26	—	—	—	(5.49)%
	All contract charges	—	21	$516	0.00%
2017	Lowest contract charge 1.30% Series II	$26.42	—	—	—	25.39%
	Highest contract charge 1.70% Series II	$25.56	—	—	—	24.87%
	All contract charges	—	19	$504	0.00%
2016	Lowest contract charge 1.30% Series II	$21.07	—	—	—	0.67%
	Highest contract charge 1.70% Series II	$20.47	—	—	—	0.29%
	All contract charges	—	22	$461	0.00%

Invesco V.I. Balanced-Risk Allocation Fund
2020	Lowest contract charge 1.10% Series II	$12.44	—	—	—	8.74%
	Highest contract charge 1.25% Series II	$13.12	—	—	—	8.61%
	All contract charges	—	1,049	$13,437	8.13%
2019	Lowest contract charge 1.10% Series II	$11.44	—	—	—	13.60%
	Highest contract charge 1.25% Series II	$12.08	—	—	—	13.43%
	All contract charges	—	1,032	$12,147	0.00%
2018	Lowest contract charge 1.10% Series II	$10.07	—	—	—	(7.70)%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	(7.87)%
	All contract charges	—	924	$9,610	1.32%
2017	Lowest contract charge 1.10% Series II	$10.91	—	—	—	8.67%
	Highest contract charge 1.25% Series II	$11.56	—	—	—	8.54%
	All contract charges	—	932	$10,547	3.79%
2016	Lowest contract charge 1.10% Series II	$10.04	—	—	—	10.21%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	10.13%
	All contract charges	—	852	$8,910	0.21%

Invesco V.I. Diversified Dividend Fund
2020	Lowest contract charge 0.65% Series II	$24.27	—	—	—	(0.78)%
	Highest contract charge 1.70% Series II	$20.11	—	—	—	(1.85)%
	All contract charges	—	2,653	$60,574	2.82%
2019	Lowest contract charge 0.65% Series II	$24.46	—	—	—	23.97%
	Highest contract charge 1.70% Series II	$20.49	—	—	—	22.69%
	All contract charges	—	2,980	$69,097	2.65%

FSA-244

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2018	Lowest contract charge 0.65% Series II	$19.73	—	—	—	(8.40)%
	Highest contract charge 1.70% Series II	$16.70	—	—	—	(9.39)%
	All contract charges	—	3,311	$62,246	2.10%
2017	Lowest contract charge 0.65% Series II	$21.54	—	—	—	7.65%
	Highest contract charge 1.70% Series II	$18.43	—	—	—	6.47%
	All contract charges	—	3,809	$78,587	1.53%
2016	Lowest contract charge 0.65% Series II	$20.01	—	—	—	13.76%
	Highest contract charge 1.70% Series II	$17.31	—	—	—	12.62%
	All contract charges	—	3,584	$68,919	1.28%

Invesco V.I. Equity and Income Fund
2020	Lowest contract charge 1.30 % Series II	$13.54	—	—	—	8.23%
	Highest contract charge 1.70% Series II	$13.22	—	—	—	7.74%
	All contract charges	—	1,601	$21,652	2.24%
2019	Lowest contract charge 1.30 % Series II	$12.51	—	—	—	18.35%
	Highest contract charge 1.70% Series II	$12.27	—	—	—	17.98%
	All contract charges	—	1,559	$19,492	2.38%
2018	Lowest contract charge 1.30 % Series II	$10.57	—	—	—	(10.88)%
	Highest contract charge 1.70% Series II	$10.40	—	—	—	(11.26)%
	All contract charges	—	1,442	$15,214	2.06%
2017	Lowest contract charge 1.30 % Series II	$11.86	—	—	—	9.31%
	Highest contract charge 1.70% Series II	$11.72	—	—	—	8.92%
	All contract charges	—	1,267	$15,012	1.61%
2016	Lowest contract charge 1.30 % Series II	$10.85	—	—	—	13.38%
	Highest contract charge 1.70% Series II	$10.76	—	—	—	12.91%
	All contract charges	—	866	$9,383	1.84%

Invesco V.I. Health Care Fund
2020	Lowest contract charge 1.10% Series II	$13.76	—	—	—	12.88%
	Highest contract charge 1.25% Series II	$18.50	—	—	—	12.80%
	All contract charges	—	587	$9,109	0.10%
2019	Lowest contract charge 1.10% Series II	$12.19	—	—	—	30.79%
	Highest contract charge 1.25% Series II	$16.40	—	—	—	30.57%
	All contract charges	—	567	$7,846	0.00%
2018	Lowest contract charge 1.10% Series II	$9.32	—	—	—	(0.53)%
	Highest contract charge 1.25% Series II	$12.56	—	—	—	(0.71)%
	All contract charges	—	493	$5,358	0.00%
2017	Lowest contract charge 1.10% Series II	$9.37	—	—	—	14.27%
	Highest contract charge 1.25% Series II	$12.65	—	—	—	14.17%
	All contract charges	—	391	$4,408	0.09%
2016	Lowest contract charge 0.30% Series II	$11.42	—	—	—	(11.95)%
	Highest contract charge 1.25% Series II	$11.08	—	—	—	(12.82)%
	All contract charges	—	337	$3,381	0.00%

Invesco V.I. High Yield Fund
2020	Lowest contract charge 0.30% Series II	$12.84	—	—	—	2.56%
	Highest contract charge 1.70% Series II	$13.39	—	—	—	1.13%
	All contract charges	—	3,527	$45,313	5.70%
2019	Lowest contract charge 0.30% Series II	$12.52	—	—	—	12.89%
	Highest contract charge 1.70% Series II	$13.24	—	—	—	11.26%
	All contract charges	—	3,728	$47,392	5.83%
2018	Lowest contract charge 0.30% Series II	$11.09	—	—	—	(3.90)%
	Highest contract charge 1.70% Series II	$11.90	—	—	—	(5.25)%
	All contract charges	—	3,371	$38,789	5.07%
2017	Lowest contract charge 0.30% Series II	$11.54	—	—	—	5.77%
	Highest contract charge 1.70% Series II	$12.56	—	—	—	4.32%
	All contract charges	—	3,407	$41,395	3.97%
2016	Lowest contract charge 0.30% Series II	$10.91	—	—	—	10.54%
	Highest contract charge 1.70% Series II	$12.04	—	—	—	8.96%
	All contract charges	—	3,324	$38,848	4.14%

FSA-245

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Mid Cap Core Equity Fund
2020	Lowest contract charge 1.30% Series II	$21.19	—	—	—	7.56%
	Highest contract charge 1.70% Series II	$20.25	—	—	—	7.09%
	All contract charges	—	575	$12,106	0.48%
2019	Lowest contract charge 1.30% Series II	$19.70	—	—	—	23.36%
	Highest contract charge 1.70% Series II	$18.91	—	—	—	22.87%
	All contract charges	—	635	$12,442	0.22%
2018	Lowest contract charge 1.30% Series II	$15.97	—	—	—	(12.73)%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	(13.10)%
	All contract charges	—	689	$10,933	0.11%
2017	Lowest contract charge 1.30% Series II	$18.30	—	—	—	13.17%
	Highest contract charge 1.70% Series II	$17.71	—	—	—	12.73%
	All contract charges	—	707	$12,870	0.32%
2016	Lowest contract charge 1.30% Series II	$16.17	—	—	—	11.67%
	Highest contract charge 1.70% Series II	$15.71	—	—	—	11.26%
	All contract charges	—	725	$11,669	0.00%

Invesco V.I. Small Cap Equity Fund
2020	Lowest contract charge 1.10% Series II	$14.58	—	—	—	25.47%
	Highest contract charge 1.70% Series II	$29.02	—	—	—	24.71%
	All contract charges	—	1,241	$28,526	0.03%
2019	Lowest contract charge 1.10% Series II	$11.62	—	—	—	24.95%
	Highest contract charge 1.70% Series II	$23.27	—	—	—	24.17%
	All contract charges	—	1,199	$22,456	0.00%
2018	Lowest contract charge 1.10% Series II	$9.30	—	—	—	(16.22)%
	Highest contract charge 1.70% Series II	$18.74	—	—	—	(16.71)%
	All contract charges	—	1,123	$17,369	0.00%
2017	Lowest contract charge 1.10% Series II	$11.10	—	—	—	12.46%
	Highest contract charge 1.70% Series II	$22.50	—	—	—	11.77%
	All contract charges	—	979	$18,905	0.00%
2016	Lowest contract charge 1.10% Series II	$9.87	—	—	—	10.65%
	Highest contract charge 1.70% Series II	$20.13	—	—	—	9.94%
	All contract charges	—	879	$15,414	0.00%

Ivy VIP Asset Strategy
2020	Lowest contract charge 1.10% Class II	$12.55	—	—	—	12.66%
	Highest contract charge 1.70% Class II	$15.06	—	—	—	11.89%
	All contract charges	—	2,279	$33,335	1.97%
2019	Lowest contract charge 1.10% Class II	$11.14	—	—	—	20.43%
	Highest contract charge 1.70% Class II	$13.46	—	—	—	19.75%
	All contract charges	—	2,650	$34,475	2.07%
2018	Lowest contract charge 0.30% Class II	$9.82	—	—	—	(5.76)%
	Highest contract charge 1.70% Class II	$11.24	—	—	—	(7.03)%
	All contract charges	—	2,983	$32,373	1.83%
2017	Lowest contract charge 0.30% Class II	$10.42	—	—	—	18.01%
	Highest contract charge 1.70% Class II	$12.09	—	—	—	16.25%
	All contract charges	—	3,109	$36,395	1.55%
2016	Lowest contract charge 0.30% Class II	$8.83	—	—	—	(2.86)%
	Highest contract charge 1.70% Class II	$10.40	—	—	—	(4.24)%
	All contract charges	—	3,505	$35,326	0.59%

Ivy VIP Global Equity Income
2020	Lowest contract charge 1.30% Class II	$21.34	—	—	—	1.81%
	Highest contract charge 1.70% Class II	$20.40	—	—	—	1.39%
	All contract charges	—	519	$10,888	2.59%
2019	Lowest contract charge 1.30% Class II	$20.96	—	—	—	21.58%
	Highest contract charge 1.70% Class II	$20.12	—	—	—	21.06%
	All contract charges	—	611	$12,634	2.89%
2018	Lowest contract charge 1.30% Class II	$17.24	—	—	—	(12.84)%
	Highest contract charge 1.70% Class II	$16.62	—	—	—	(13.17)%
	All contract charges	—	732	$12,478	1.67%

FSA-246

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP Global Equity Income (Continued)
2017	Lowest contract charge 1.30% Class II	$19.78	—	—	—	14.07%
	Highest contract charge 1.70% Class II	$19.14	—	—	—	13.59%
	All contract charges	—	820	$16,052	1.27%
2016	Lowest contract charge 0.65% Class II	$16.26	—	—	—	6.21%
	Highest contract charge 1.70% Class II	$16.85	—	—	—	5.12%
	All contract charges	—	895	$15,365	1.24%

Ivy VIP High Income
2020	Lowest contract charge 0.65% Class II	$17.77	—	—	—	5.33%
	Highest contract charge 1.70% Class II	$18.41	—	—	—	4.25%
	All contract charges	—	6,065	$115,402	7.20%
2019	Lowest contract charge 0.65% Class II	$16.87	—	—	—	10.48%
	Highest contract charge 1.70% Class II	$17.66	—	—	—	9.28%
	All contract charges	—	6,866	$124,962	6.60%
2018	Lowest contract charge 0.65% Class II	$15.27	—	—	—	(2.74)%
	Highest contract charge 1.70% Class II	$16.16	—	—	—	(3.81)%
	All contract charges	—	7,344	$121,832	6.36%
2017	Lowest contract charge 0.65% Class II	$15.70	—	—	—	6.01%
	Highest contract charge 1.70% Class II	$16.80	—	—	—	4.87%
	All contract charges	—	7,727	$132,738	5.47%
2016	Lowest contract charge 0.65% Class II	$14.81	—	—	—	15.43%
	Highest contract charge 1.70% Class II	$16.02	—	—	—	14.27%
	All contract charges	—	7,514	$122,654	7.31%

Ivy VIP Natural Resources
2020	Lowest contract charge 1.30% Class II	$5.76	—	—	—	(13.12)%
	Highest contract charge 1.70% Class II	$5.50	—	—	—	(13.52)%
	All contract charges	—	812	$4,611	2.36%
2019	Lowest contract charge 1.30% Class II	$6.63	—	—	—	7.98%
	Highest contract charge 1.70% Class II	$6.36	—	—	—	7.61%
	All contract charges	—	988	$6,473	1.00%
2018	Lowest contract charge 1.30% Class II	$6.14	—	—	—	(24.20)%
	Highest contract charge 1.70% Class II	$5.91	—	—	—	(24.62)%
	All contract charges	—	1,158	$7,034	0.31%
2017	Lowest contract charge 0.65% Class II	$7.90	—	—	—	2.33%
	Highest contract charge 1.70% Class II	$7.84	—	—	—	1.29%
	All contract charges	—	1,323	$10,612	0.14%
2016	Lowest contract charge 0.65% Class II	$7.72	—	—	—	22.93%
	Highest contract charge 1.70% Class II	$7.74	—	—	—	21.70%
	All contract charges	—	1,403	$11,070	0.70%

Ivy VIP Small Cap Growth
2020	Lowest contract charge 0.30% Class II	$20.78	—	—	—	37.25%
	Highest contract charge 1.70% Class II	$32.44	—	—	—	35.34%
	All contract charges	—	1,310	$39,851	0.00%
2019	Lowest contract charge 0.30% Class II	$15.14	—	—	—	22.99%
	Highest contract charge 1.70% Class II	$23.97	—	—	—	21.24%
	All contract charges	—	1,514	$33,927	0.00%
2018	Lowest contract charge 0.30% Class II (e)	$12.31	—	—	—	(12.32)%
	Highest contract charge 1.70% Class II	$19.77	—	—	—	(5.72)%
	All contract charges	—	1,700	$31,394	0.37%
2017	Lowest contract charge 1.30% Class II	$21.68	—	—	—	21.52%
	Highest contract charge 1.70% Class II	$20.97	—	—	—	21.00%
	All contract charges	—	1,303	$27,983	0.00%
2016	Lowest contract charge 1.30% Class II	$17.84	—	—	—	1.59%
	Highest contract charge 1.70% Class II	$17.33	—	—	—	1.17%
	All contract charges	—	1,306	$23,077	0.00%

FSA-247

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Janus Henderson Balanced Portfolio
2020	Lowest contract charge 0.30% Service Shares	$18.90	—	—	—	13.72%
	Highest contract charge 1.25% Service Shares	$17.64	—	—	—	12.57%
	All contract charges	—	12,273	$208,387	1.58%
2019	Lowest contract charge 0.30% Service Shares	$16.62	—	—	—	21.85%
	Highest contract charge 1.25% Service Shares	$15.67	—	—	—	20.72%
	All contract charges	—	9,867	$149,062	1.76%
2018	Lowest contract charge 0.30% Service Shares	$13.64	—	—	—	0.15%
	Highest contract charge 1.25% Service Shares	$12.98	—	—	—	(0.84)%
	All contract charges	—	6,729	$84,157	1.78%
2017	Lowest contract charge 0.30% Service Shares	$13.62	—	—	—	17.82%
	Highest contract charge 1.25% Service Shares	$13.09	—	—	—	16.67%
	All contract charges	—	4,346	$55,151	1.46%
2016	Lowest contract charge 0.30% Service Shares	$11.56	—	—	—	3.96%
	Highest contract charge 1.25% Service Shares	$11.22	—	—	—	3.03%
	All contract charges	—	3,193	$34,954	2.12%

Janus Henderson Flexible Bond Portfolio
2020	Lowest contract charge 0.30% Service Shares	$12.82	—	—	—	9.95%
	Highest contract charge 1.25% Service Shares	$11.97	—	—	—	8.92%
	All contract charges	—	3,713	$43,953	2.50%
2019	Lowest contract charge 0.30% Service Shares	$11.66	—	—	—	8.87%
	Highest contract charge 1.25% Service Shares	$10.99	—	—	—	7.85%
	All contract charges	—	2,837	$30,824	2.91%
2018	Lowest contract charge 0.30% Service Shares	$10.71	—	—	—	(1.56)%
	Highest contract charge 1.25% Service Shares	$10.19	—	—	—	(2.49)%
	All contract charges	—	2,668	$26,852	2.71%
2017	Lowest contract charge 0.30% Service Shares	$10.88	—	—	—	3.03%
	Highest contract charge 1.25% Service Shares	$10.45	—	—	—	2.05%
	All contract charges	—	2,772	$28,673	2.63%
2016	Lowest contract charge 0.30% Service Shares	$10.56	—	—	—	1.93%
	Highest contract charge 1.25% Service Shares	$10.24	—	—	—	0.89%
	All contract charges	—	2,221	$22,531	2.65%

Janus Henderson U.S. Low Volatility Portfolio
2020	Lowest contract charge 0.30% Service Shares	$19.53	—	—	—	3.17%
	Highest contract charge 1.25% Service Shares	$18.24	—	—	—	2.24%
	All contract charges	—	1,276	$20,964	1.96%
2019	Lowest contract charge 0.30% Service Shares	$18.93	—	—	—	27.65%
	Highest contract charge 1.25% Service Shares	$17.84	—	—	—	26.44%
	All contract charges	—	1,092	$17,818	1.77%
2018	Lowest contract charge 1.10% Service Shares	$11.87	—	—	—	(5.64)%
	Highest contract charge 1.25% Service Shares	$14.11	—	—	—	(5.81)%
	All contract charges	—	846	$11,068	1.73%
2017	Lowest contract charge 1.10% Service Shares	$12.58	—	—	—	14.16%
	Highest contract charge 1.25% Service Shares	$14.98	—	—	—	14.00%
	All contract charges	—	783	$10,980	1.41%
2016	Lowest contract charge 1.10% Service Shares	$11.02	—	—	—	8.57%
	Highest contract charge 1.25% Service Shares	$13.14	—	—	—	8.42%
	All contract charges	—	660	$8,176	1.68%

JPMorgan Insurance Trust Global Allocation Portfolio
2020	Lowest contract charge 0.30% Class 2	$14.89	—	—	—	15.07%
	Highest contract charge 1.25% Class 2	$14.13	—	—	—	13.95%
	All contract charges	—	2,087	$29,508	1.70%
2019	Lowest contract charge 0.30% Class 2	$12.94	—	—	—	16.16%
	Highest contract charge 1.25% Class 2	$12.40	—	—	—	15.13%
	All contract charges	—	2,014	$24,992	2.09%
2018	Lowest contract charge 0.30% Class 2	$11.14	—	—	—	(6.54)%
	Highest contract charge 1.25% Class 2	$10.77	—	—	—	(7.47)%
	All contract charges	—	2,001	$21,558	0.00%

FSA-248

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

JPMorgan Insurance Trust Global Allocation Portfolio (Continued)
2017	Lowest contract charge 1.10% Class 2	$11.69	—	—	—	15.63%
	Highest contract charge 1.25% Class 2	$11.64	—	—	—	15.36%
	All contract charges	—	1,648	$19,191	1.34%
2016	Lowest contract charge 1.10% Class 2	$10.11	—	—	—	4.66%
	Highest contract charge 1.25% Class 2	$10.09	—	—	—	4.56%
	All contract charges	—	1,267	$12,783	3.49%

JPMorgan Insurance Trust Income Builder Portfolio
2020	Lowest contract charge 1.10% Class 2	$12.60	—	—	—	4.05%
	Highest contract charge 1.25% Class 2	$12.49	—	—	—	3.82%
	All contract charges	—	2,257	$28,212	3.30%
2019	Lowest contract charge 1.10% Class 2	$12.11	—	—	—	13.07%
	Highest contract charge 1.25% Class 2	$12.03	—	—	—	12.85%
	All contract charges	—	2,195	$26,404	3.05%
2018	Lowest contract charge 1.10% Class 2	$10.71	—	—	—	(5.97)%
	Highest contract charge 1.25% Class 2	$10.66	—	—	—	(6.08)%
	All contract charges	—	1,856	$19,792	0.00%
2017	Lowest contract charge 1.10% Class 2	$11.39	—	—	—	10.48%
	Highest contract charge 1.25% Class 2	$11.35	—	—	—	10.30%
	All contract charges	—	1,362	$15,457	4.04%
2016	Lowest contract charge 1.10% Class 2	$10.31	—	—	—	4.99%
	Highest contract charge 1.25% Class 2	$10.29	—	—	—	4.89%
	All contract charges	—	953	$9,800	4.10%

Lord Abbett Series Fund—Bond Debenture Portfolio
2020	Lowest contract charge 0.30% VC Shares	$14.54	—	—	—	6.99%
	Highest contract charge 1.70% VC Shares	$15.36	—	—	—	5.49%
	All contract charges	—	10,904	$157,803	3.87%
2019	Lowest contract charge 0.30% VC Shares	$13.59	—	—	—	13.06%
	Highest contract charge 1.70% VC Shares	$14.56	—	—	—	11.40%
	All contract charges	—	11,140	$153,267	4.09%
2018	Lowest contract charge 0.30% VC Shares	$12.02	—	—	—	(4.38)%
	Highest contract charge 1.70% VC Shares	$13.07	—	—	—	(5.63)%
	All contract charges	—	10,255	$127,291	4.51%
2017	Lowest contract charge 0.30% VC Shares	$12.57	—	—	—	8.93%
	Highest contract charge 1.70% VC Shares	$13.85	—	—	—	7.36%
	All contract charges	—	9,063	$120,081	4.57%
2016	Lowest contract charge 0.30% VC Shares	$11.54	—	—	—	11.82%
	Highest contract charge 1.70% VC Shares	$12.90	—	—	—	10.26%
	All contract charges	—	7,498	$93,140	5.07%

Lord Abbett Series Fund—Growth Opportunities Portfolio
2020	Lowest contract charge 1.30% VC Shares	$28.93	—	—	—	37.57%
	Highest contract charge 1.70% VC Shares	$27.79	—	—	—	37.03%
	All contract charges	—	237	$6,778	0.00%
2019	Lowest contract charge 1.30% VC Shares	$21.03	—	—	—	34.64%
	Highest contract charge 1.70% VC Shares	$20.28	—	—	—	34.04%
	All contract charges	—	225	$4,686	0.00%
2018	Lowest contract charge 1.30% VC Shares	$15.62	—	—	—	(4.17)%
	Highest contract charge 1.70% VC Shares	$15.13	—	—	—	(4.54)%
	All contract charges	—	267	$4,111	0.00%
2017	Lowest contract charge 1.30% VC Shares	$16.30	—	—	—	21.28%
	Highest contract charge 1.70% VC Shares	$15.85	—	—	—	20.81%
	All contract charges	—	305	$4,929	0.00%
2016	Lowest contract charge 1.30% VC Shares	$13.44	—	—	—	(0.07)%
	Highest contract charge 1.70% VC Shares	$13.12	—	—	—	(0.46)%
	All contract charges	—	328	$4,377	0.00%

FSA-249

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Investors Trust Series
2020	Lowest contract charge 1.10% Service Class	$17.19	—	—	—	12.35%
	Highest contract charge 1.70% Service Class	$29.97	—	—	—	11.66%
	All contract charges	—	632	$15,706	0.43%
2019	Lowest contract charge 1.10% Service Class	$15.30	—	—	—	29.77%
	Highest contract charge 1.70% Service Class	$26.84	—	—	—	29.04%
	All contract charges	—	677	$15,346	0.50%
2018	Lowest contract charge 1.10% Service Class	$11.79	—	—	—	(6.72)%
	Highest contract charge 1.70% Service Class	$20.80	—	—	—	(7.35)%
	All contract charges	—	681	$12,191	0.44%
2017	Lowest contract charge 1.10% Service Class	$12.64	—	—	—	21.66%
	Highest contract charge 1.70% Service Class	$22.45	—	—	—	20.96%
	All contract charges	—	671	$13,414	0.57%
2016	Lowest contract charge 0.65% Service Class	$18.07	—	—	—	7.62%
	Highest contract charge 1.70% Service Class	$18.56	—	—	—	6.48%
	All contract charges	—	597	$10,278	0.57%

MFS® Massachusetts Investors Growth Stock Portfolio
2020	Lowest contract charge 1.30% Service Class	$39.75	—	—	—	20.60%
	Highest contract charge 1.70% Service Class	$37.99	—	—	—	20.11%
	All contract charges	—	559	$22,036	0.23%
2019	Lowest contract charge 1.30% Service Class	$32.96	—	—	—	37.79%
	Highest contract charge 1.70% Service Class	$31.63	—	—	—	37.22%
	All contract charges	—	608	$19,802	0.34%
2018	Lowest contract charge 1.30% Service Class	$23.92	—	—	—	(0.75)%
	Highest contract charge 1.70% Service Class	$23.05	—	—	—	(1.16)%
	All contract charges	—	564	$13,360	0.33%
2017	Lowest contract charge 1.30% Service Class	$24.10	—	—	—	26.44%
	Highest contract charge 1.70% Service Class	$23.32	—	—	—	25.92%
	All contract charges	—	613	$14,624	0.42%
2016	Lowest contract charge 1.30% Service Class	$19.06	—	—	—	4.50%
	Highest contract charge 1.70% Service Class	$18.52	—	—	—	4.04%
	All contract charges	—	575	$10,888	0.39%

MFS® Research Series
2020	Lowest contract charge 1.10% Service Class	$17.96	—	—	—	14.98%
	Highest contract charge 1.25% Service Class	$20.86	—	—	—	14.87%
	All contract charges	—	241	$4,552	0.55%
2019	Lowest contract charge 1.10% Service Class	$15.62	—	—	—	31.15%
	Highest contract charge 1.25% Service Class	$18.16	—	—	—	30.93%
	All contract charges	—	193	$3,212	0.60%
2018	Lowest contract charge 1.10% Service Class	$11.91	—	—	—	(5.70)%
	Highest contract charge 1.25% Service Class	$13.87	—	—	—	(5.84)%
	All contract charges	—	201	$2,582	0.46%
2017	Lowest contract charge 1.10% Service Class	$12.63	—	—	—	21.79%
	Highest contract charge 1.25% Service Class	$14.73	—	—	—	21.53%
	All contract charges	—	168	$2,330	1.13%
2016	Lowest contract charge 1.10% Service Class	$10.37	—	—	—	7.24%
	Highest contract charge 1.25% Service Class	$12.12	—	—	—	7.16%
	All contract charges	—	146	$1,712	0.56%

MFS® Value Series
2020	Lowest contract charge 0.30% Service Class	$17.98	—	—	—	2.92%
	Highest contract charge 1.25% Service Class	$16.79	—	—	—	1.94%
	All contract charges	—	2,675	$41,001	1.35%
2019	Lowest contract charge 0.30% Service Class	$17.47	—	—	—	29.12%
	Highest contract charge 1.25% Service Class	$16.47	—	—	—	27.87%
	All contract charges	—	2,382	$35,850	1.96%
2018	Lowest contract charge 1.10% Service Class	$11.17	—	—	—	(11.35)%
	Highest contract charge 1.25% Service Class	$12.88	—	—	—	(11.48)%
	All contract charges	—	2,178	$25,659	1.38%

FSA-250

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Value Series (Continued)
2017	Lowest contract charge 0.30% Service Class	$15.14	—	—	—	17.00%
	Highest contract charge 1.25% Service Class	$14.55	—	—	—	15.84%
	All contract charges	—	1,782	$23,848	1.80%
2016	Lowest contract charge 0.30% Service Class	$12.94	—	—	—	13.41%
	Highest contract charge 1.25% Service Class	$12.56	—	—	—	12.34%
	All contract charges	—	1,169	$13,804	2.12%

Multimanager Aggressive Equity
2020	Lowest contract charge 1.30% Class IB	$43.54	—	—	—	37.00%
	Highest contract charge 1.70% Class IB	$175.72	—	—	—	36.46%
	All contract charges	—	463	$22,836	0.00%
2019	Lowest contract charge 1.30% Class IB	$31.78	—	—	—	31.65%
	Highest contract charge 1.70% Class IB	$128.77	—	—	—	31.09%
	All contract charges	—	562	$20,992	0.80%
2018	Lowest contract charge 1.30% Class IB	$24.14	—	—	—	(1.55)%
	Highest contract charge 1.70% Class IB	$98.23	—	—	—	(1.92)%
	All contract charges	—	556	$15,759	0.13%
2017	Lowest contract charge 1.30% Class IB	$24.52	—	—	—	28.71%
	Highest contract charge 1.70% Class IB	$100.15	—	—	—	28.13%
	All contract charges	—	556	$16,104	0.16%
2016	Lowest contract charge 1.30% Class IB	$19.05	—	—	—	2.09%
	Highest contract charge 1.70% Class IB	$78.16	—	—	—	1.69%
	All contract charges	—	596	$13,495	0.55%

Multimanager Core Bond
2020	Lowest contract charge 1.30% Class IB	$15.26	—	—	—	4.88%
	Highest contract charge 1.70% Class IB	$15.14	—	—	—	4.41%
	All contract charges	—	6,115	$91,925	1.93%
2019	Lowest contract charge 1.30% Class IB	$14.55	—	—	—	6.05%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	5.61%
	All contract charges	—	7,181	$103,067	2.14%
2018	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$13.73	—	—	—	(2.14)%
	All contract charges	—	7,243	$98,256	2.70%
2017	Lowest contract charge 1.30% Class IB	$13.96	—	—	—	1.68%
	Highest contract charge 1.70% Class IB	$14.03	—	—	—	1.30%
	All contract charges	—	8,250	$113,957	2.08%
2016	Lowest contract charge 1.30% Class IB	$13.73	—	—	—	1.33%
	Highest contract charge 1.70% Class IB	$13.85	—	—	—	0.87%
	All contract charges	—	7,499	$102,096	2.08%

Multimanager Technology
2020	Lowest contract charge 0.30% Class IB	$41.37	—	—	—	52.83%
	Highest contract charge 1.70% Class IB	$55.31	—	—	—	50.67%
	All contract charges	—	3,012	$106,604	0.13%
2019	Lowest contract charge 0.30% Class IB	$27.07	—	—	—	37.48%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	2,875	$70,865	0.16%
2018	Lowest contract charge 0.30% Class IB	$19.69	—	—	—	1.97%
	Highest contract charge 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract charges	—	2,643	$48,902	0.17%
2017	Lowest contract charge 0.30% Class IB	$19.31	—	—	—	38.72%
	Highest contract charge 1.70% Class IB	$26.94	—	—	—	36.75%
	All contract charges	—	2,053	$40,447	0.00%
2016	Lowest contract charge 1.10% Class IB	$10.79	—	—	—	7.68%
	Highest contract charge 1.70% Class IB	$19.70	—	—	—	7.12%
	All contract charges	—	1,577	$24,376	0.01%

FSA-251

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Neuberger Berman International Equity Portfolio
2020	Lowest contract charge 1.10% Class S	$13.03	—	—	—	11.37%
	Highest contract charge 1.70% Class S	$12.68	—	—	—	10.65%
	All contract charges	—	364	$4,737	0.51%
2019	Lowest contract charge 1.10% Class S	$11.70	—	—	—	26.21%
	Highest contract charge 1.70% Class S	$11.46	—	—	—	25.52%
	All contract charges	—	383	$4,470	0.16%
2018	Lowest contract charge 1.10% Class S	$9.27	—	—	—	(17.82)%
	Highest contract charge 1.70% Class S	$9.13	—	—	—	(18.41)%
	All contract charges	—	389	$3,617	0.16%
2017	Lowest contract charge 1.10% Class S	$11.28	—	—	—	25.33%
	Highest contract charge 1.70% Class S	$11.19	—	—	—	24.61%
	All contract charges	—	374	$4,253	0.70%
2016	Lowest contract charge 1.10% Class S	$9.00	—	—	—	(2.91)%
	Highest contract charge 1.70% Class S	$8.98	—	—	—	(3.44)%
	All contract charges	—	340	$3,062	0.69%

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2020	Lowest contract charge 1.10% Class S	$10.70	—	—	—	7.00%
	Highest contract charge 1.70% Class S	$10.36	—	—	—	6.37%
	All contract charges	—	291	$3,107	0.85%
2019	Lowest contract charge 1.10% Class S	$10.00	—	—	—	14.03%
	Highest contract charge 1.70% Class S	$9.74	—	—	—	13.26%
	All contract charges	—	302	$2,999	0.16%
2018	Lowest contract charge 1.10% Class S	$8.77	—	—	—	(7.78)%
	Highest contract charge 1.70% Class S	$8.60	—	—	—	(8.32)%
	All contract charges	—	292	$2,551	0.00%
2017	Lowest contract charge 1.10% Class S	$9.51	—	—	—	5.43%
	Highest contract charge 1.70% Class S	$9.38	—	—	—	4.80%
	All contract charges	—	242	$2,291	0.00%
2016	Lowest contract charge 1.10% Class S	$9.02	—	—	—	(1.74)%
	Highest contract charge 1.70% Class S	$8.95	—	—	—	(2.29)%
	All contract charges	—	209	$1,878	0.00%

PIMCO CommodityRealReturn® Strategy Portfolio
2020	Lowest contract charge 0.30% Advisor Class	$6.54	—	—	—	0.93%
	Highest contract charge 1.70% Advisor Class	$6.17	—	—	—	(0.48)%
	All contract charges	—	2,234	$14,610	6.28%
2019	Lowest contract charge 0.30% Advisor Class	$6.48	—	—	—	10.96%
	Highest contract charge 1.70% Advisor Class	$6.20	—	—	—	9.35%
	All contract charges	—	2,487	$16,150	4.33%
2018	Lowest contract charge 0.30% Advisor Class	$5.84	—	—	—	(14.37)%
	Highest contract charge 1.70% Advisor Class	$5.67	—	—	—	(15.63)%
	All contract charges	—	2,619	$15,406	1.97%
2017	Lowest contract charge 0.30% Advisor Class	$6.82	—	—	—	1.64%
	Highest contract charge 1.70% Advisor Class	$6.72	—	—	—	0.30%
	All contract charges	—	2,449	$16,872	10.94%
2016	Lowest contract charge 0.30% Advisor Class	$6.71	—	—	—	14.51%
	Highest contract charge 1.70% Advisor Class	$6.70	—	—	—	12.98%
	All contract charges	—	2,581	$17,609	1.02%

PIMCO Emerging Markets Bond Portfolio
2020	Lowest contract charge 0.30% Advisor Class	$13.74	—	—	—	6.26%
	Highest contract charge 1.70% Advisor Class	$15.52	—	—	—	4.72%
	All contract charges	—	1,078	$15,969	4.49%
2019	Lowest contract charge 0.30% Advisor Class	$12.93	—	—	—	14.32%
	Highest contract charge 1.70% Advisor Class	$14.82	—	—	—	12.79%
	All contract charges	—	1,221	$17,422	4.33%
2018	Lowest contract charge 1.10% Advisor Class	$10.58	—	—	—	(5.87)%
	Highest contract charge 1.70% Advisor Class	$13.14	—	—	—	(6.48)%
	All contract charges	—	1,349	$17,164	4.03%

FSA-252

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Emerging Markets Bond Portfolio (Continued)
2017	Lowest contract charge 1.10% Advisor Class	$11.24	—	—	—	8.60%
	Highest contract charge 1.70% Advisor Class	$14.05	—	—	—	7.91%
	All contract charges	—	1,491	$20,429	4.98%
2016	Lowest contract charge 1.10% Advisor Class	$10.35	—	—	—	12.01%
	Highest contract charge 1.70% Advisor Class	$13.02	—	—	—	11.38%
	All contract charges	—	1,487	$19,107	5.17%

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2020	Lowest contract charge 1.10% Advisor Class	$11.43	—	—	—	8.75%
	Highest contract charge 1.25% Advisor Class	$10.85	—	—	—	8.61%
	All contract charges	—	508	$5,650	2.35%
2019	Lowest contract charge 1.10% Advisor Class	$10.51	—	—	—	4.89%
	Highest contract charge 1.25% Advisor Class	$9.99	—	—	—	4.72%
	All contract charges	—	532	$5,464	2.34%
2018	Lowest contract charge 1.10% Advisor Class	$10.02	—	—	—	(5.38)%
	Highest contract charge 1.25% Advisor Class	$9.54	—	—	—	(5.54)%
	All contract charges	—	416	$4,062	6.69%
2017	Lowest contract charge 1.10% Advisor Class	$10.59	—	—	—	7.40%
	Highest contract charge 1.25% Advisor Class	$10.10	—	—	—	7.22%
	All contract charges	—	322	$3,307	2.28%
2016	Lowest contract charge 0.30% Advisor Class	$9.71	—	—	—	3.63%
	Highest contract charge 1.25% Advisor Class	$9.42	—	—	—	2.61%
	All contract charges	—	169	$1,615	1.40%

PIMCO Global Managed Asset Allocation Portfolio
2020	Lowest contract charge 1.10% Advisor Class	$13.36	—	—	—	15.47%
	Highest contract charge 1.25% Advisor Class	$14.37	—	—	—	15.24%
	All contract charges	—	247	$3,437	7.76%
2019	Lowest contract charge 1.10% Advisor Class	$11.57	—	—	—	15.70%
	Highest contract charge 1.25% Advisor Class	$12.47	—	—	—	15.57%
	All contract charges	—	231	$2,818	2.15%
2018	Lowest contract charge 1.10% Advisor Class	$10.00	—	—	—	(6.72)%
	Highest contract charge 1.25% Advisor Class	$10.79	—	—	—	(6.82)%
	All contract charges	—	139	$1,476	1.59%
2017	Lowest contract charge 1.10% Advisor Class	$10.72	—	—	—	12.84%
	Highest contract charge 1.25% Advisor Class	$11.58	—	—	—	12.54%
	All contract charges	—	131	$1,506	2.22%
2016	Lowest contract charge 1.10% Advisor Class	$9.50	—	—	—	2.70%
	Highest contract charge 1.25% Advisor Class	$10.29	—	—	—	2.59%
	All contract charges	—	124	$1,275	2.85%

PIMCO Income Portfolio
2020	Lowest contract charge 0.30% Advisor Class	$11.52	—	—	—	6.08%
	Highest contract charge 1.65% Advisor Class	$11.17	—	—	—	4.59%
	All contract charges	—	1,952	$22,039	4.55%
2019	Lowest contract charge 0.30% Advisor Class (d)	$10.86	—	—	—	8.17%
	Highest contract charge 1.65% Advisor Class (d)	$10.68	—	—	—	6.69%
	All contract charges	—	1,191	$12,788	3.37%
2018	Lowest contract charge 1.10% Advisor Class (d)	$10.02	—	—	—	—%
	Highest contract charge 1.30% Advisor Class (d)	$10.02	—	—	—	—%
	All contract charges	—	41	$415	0.71%

ProFund VP Bear
2020	Lowest contract charge 1.30% Common Shares	$1.33	—	—	—	(26.52)%
	Highest contract charge 1.65% Common Shares	$1.28	—	—	—	(26.86)%
	All contract charges	—	30	$39	0.39%
2019	Lowest contract charge 1.30% Common Shares	$1.81	—	—	—	(24.27)%
	Highest contract charge 1.65% Common Shares	$1.75	—	—	—	(24.24)%
	All contract charges	—	36	$65	0.13%
2018	Lowest contract charge 1.30% Common Shares	$2.39	—	—	—	3.02%
	Highest contract charge 1.65% Common Shares	$2.31	—	—	—	2.21%
	All contract charges	—	84	$199	0.00%

FSA-253

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Bear (Continued)
2017	Lowest contract charge 1.30% Common Shares	$2.32	—	—	—	(19.16)%
	Highest contract charge 1.70% Common Shares	$2.25	—	—	—	(19.35)%
	All contract charges	—	53	$122	0.00%
2016	Lowest contract charge 1.30% Common Shares	$2.87	—	—	—	(14.07)%
	Highest contract charge 1.70% Common Shares	$2.79	—	—	—	(14.42)%
	All contract charges	—	75	$213	0.00%

ProFund VP Biotechnology
2020	Lowest contract charge 1.30% Common Shares	$40.33	—	—	—	13.89%
	Highest contract charge 1.70% Common Shares	$38.54	—	—	—	13.42%
	All contract charges	—	1,098	$43,756	0.02%
2019	Lowest contract charge 0.65% Common Shares	$35.68	—	—	—	15.69%
	Highest contract charge 1.70% Common Shares	$33.98	—	—	—	14.45%
	All contract charges	—	1,188	$41,615	0.00%
2018	Lowest contract charge 0.65% Common Shares	$30.84	—	—	—	(7.36)%
	Highest contract charge 1.70% Common Shares	$29.69	—	—	—	(8.34)%
	All contract charges	—	1,339	$40,876	0.00%
2017	Lowest contract charge 0.65% Common Shares	$33.29	—	—	—	21.72%
	Highest contract charge 1.70% Common Shares	$32.39	—	—	—	20.45%
	All contract charges	—	1,461	$48,437	0.00%
2016	Lowest contract charge 0.65% Common Shares	$27.35	—	—	—	(16.00)%
	Highest contract charge 1.70% Common Shares	$26.89	—	—	—	(16.90)%
	All contract charges	—	1,579	$43,361	0.00%

Putnam VT Diversified Income Fund
2020	Lowest contract charge 0.30% Class IB	$11.43	—	—	—	(1.21)%
	Highest contract charge 1.70% Class IB	$10.41	—	—	—	(2.62)%
	All contract charges	—	2,538	$27,664	7.68%
2019	Lowest contract charge 0.30% Class IB	$11.57	—	—	—	10.93%
	Highest contract charge 1.70% Class IB	$10.69	—	—	—	9.30%
	All contract charges	—	2,641	$29,312	3.00%
2018	Lowest contract charge 0.30% Class IB	$10.43	—	—	—	(1.23)%
	Highest contract charge 1.70% Class IB	$9.78	—	—	—	(2.69)%
	All contract charges	—	1,896	$19,124	2.83%
2017	Lowest contract charge 1.10% Class IB	$10.66	—	—	—	5.96%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	5.35%
	All contract charges	—	1,012	$10,380	5.29%
2016	Lowest contract charge 1.10% Class IB	$10.06	—	—	—	4.25%
	Highest contract charge 1.70% Class IB	$9.54	—	—	—	3.70%
	All contract charges	—	790	$7,624	4.76%

Putnam VT Global Asset Allocation Fund
2020	Lowest contract charge 0.30% Class IB	$14.53	—	—	—	12.03%
	Highest contract charge 1.25% Class IB	$13.78	—	—	—	10.86%
	All contract charges	—	411	$5,696	1.86%
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.43	—	—	—	15.74%
	All contract charges	—	377	$4,700	1.45%
2018	Lowest contract charge 0.30% Class IB	$11.11	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB	$10.74	—	—	—	(8.44)%
	All contract charges	—	386	$4,155	1.69%
2017	Lowest contract charge 1.10% Class IB	$11.78	—	—	—	14.15%
	Highest contract charge 1.25% Class IB	$11.73	—	—	—	13.88%
	All contract charges	—	366	$4,308	1.21%
2016	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	5.52%
	Highest contract charge 1.25% Class IB	$10.30	—	—	—	5.32%
	All contract charges	—	205	$2,120	1.78%

FSA-254

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Putnam VT Multi-Asset Absolute Return Fund
2020	Lowest contract charge 1.10% Class IB	$9.01	—	—	—	(8.34)%
	Highest contract charge 1.25% Class IB	$9.28	—	—	—	(8.57)%
	All contract charges	—	224	$2,041	0.00%
2019	Lowest contract charge 1.10% Class IB	$9.83	—	—	—	4.69%
	Highest contract charge 1.25% Class IB	$10.15	—	—	—	4.64%
	All contract charges	—	231	$2,304	0.00%
2018	Lowest contract charge 1.10% Class IB	$9.39	—	—	—	(8.83)%
	Highest contract charge 1.25% Class IB	$9.70	—	—	—	(9.01)%
	All contract charges	—	254	$2,427	0.38%
2017	Lowest contract charge 1.10% Class IB	$10.30	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$10.66	—	—	—	5.65%
	All contract charges	—	248	$2,615	0.00%
2016	Lowest contract charge 1.10% Class IB	$9.73	—	—	—	(0.41)%
	Highest contract charge 1.25% Class IB	$10.09	—	—	—	(0.59)%
	All contract charges	—	214	$2,145	3.39%

Putnam VT Research Fund
2020	Lowest contract charge 1.10% Class IB	$18.92	—	—	—	18.62%
	Highest contract charge 1.25% Class IB	$18.76	—	—	—	18.36%
	All contract charges	—	110	$2,090	0.50%
2019	Lowest contract charge 1.10% Class IB	$15.95	—	—	—	31.71%
	Highest contract charge 1.25% Class IB	$15.85	—	—	—	31.64%
	All contract charges	—	120	$1,916	1.02%
2018	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	(5.76)%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	(5.94)%
	All contract charges	—	93	$1,128	0.00%
2017	Lowest contract charge 1.10% Class IB	$12.85	—	—	—	22.03%
	Highest contract charge 1.25% Class IB	$12.80	—	—	—	21.79%
	All contract charges	—	36	$466	0.53%
2016	Lowest contract charge 1.10% Class IB	$10.53	—	—	—	8.89%
	Highest contract charge 1.25% Class IB	$10.51	—	—	—	8.69%
	All contract charges	—	11	$114	1.20%

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2020	Lowest contract charge 1.10% Class II	$9.64	—	—	—	(9.31)%
	Highest contract charge 1.70% Class II	$9.52	—	—	—	(9.85)%
	All contract charges	—	413	$4,010	1.71%
2019	Lowest contract charge 1.10% Class II	$10.63	—	—	—	14.30%
	Highest contract charge 1.70% Class II	$10.56	—	—	—	13.55%
	All contract charges	—	395	$4,245	2.18%
2018	Lowest contract charge 1.10% Class II	$9.30	—	—	—	(8.28)%
	Highest contract charge 1.70% Class II	$9.30	—	—	—	(8.82)%
	All contract charges	—	362	$3,429	1.55%
2017	Lowest contract charge 1.10% Class II	$10.14	—	—	—	12.54%
	Highest contract charge 1.70% Class II	$10.20	—	—	—	11.84%
	All contract charges	—	370	$3,811	1.34%
2016	Lowest contract charge 1.10% Class II	$9.01	—	—	—	(1.53)%
	Highest contract charge 1.70% Class II	$9.12	—	—	—	(2.15)%
	All contract charges	—	344	$3,153	0.89%

T. Rowe Price Equity Income Portfolio
2020	Lowest contract charge 0.30% Class II	$15.87	—	—	—	0.63%
	Highest contract charge 1.25% Class II	$14.82	—	—	—	(0.27)%
	All contract charges	—	1,287	$18,134	2.13%
2019	Lowest contract charge 0.30% Class II	$15.77	—	—	—	25.66%
	Highest contract charge 1.25% Class II	$14.86	—	—	—	24.46%
	All contract charges	—	1,175	$16,615	2.14%
2018	Lowest contract charge 0.30% Class II	$12.55	—	—	—	(9.97)%
	Highest contract charge 1.25% Class II	$11.94	—	—	—	(10.83)%
	All contract charges	—	945	$10,746	1.93%

FSA-255

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

T. Rowe Price Equity Income Portfolio (Continued)
2017	Lowest contract charge 0.30% Class II	$13.94	—	—	—	15.40%
	Highest contract charge 1.25% Class II	$13.39	—	—	—	14.25%
	All contract charges	—	598	$7,729	1.64%
2016	Lowest contract charge 1.10% Class II	$10.72	—	—	—	17.54%
	Highest contract charge 1.25% Class II	$11.72	—	—	—	17.43%
	All contract charges	—	399	$4,568	2.14%

Templeton Developing Markets VIP Fund
2020	Lowest contract charge 1.30% Class 2	$15.02	—	—	—	15.63%
	Highest contract charge 1.70% Class 2	$14.36	—	—	—	15.25%
	All contract charges	—	943	$14,001	4.08%
2019	Lowest contract charge 1.30% Class 2	$12.99	—	—	—	25.14%
	Highest contract charge 1.70% Class 2	$12.46	—	—	—	24.48%
	All contract charges	—	1,042	$13,391	1.00%
2018	Lowest contract charge 1.30% Class 2	$10.38	—	—	—	(16.96)%
	Highest contract charge 1.70% Class 2	$10.01	—	—	—	(17.20)%
	All contract charges	—	1,137	$11,687	0.88%
2017	Lowest contract charge 1.30% Class 2	$12.50	—	—	—	38.58%
	Highest contract charge 1.70% Class 2	$12.09	—	—	—	38.01%
	All contract charges	—	1,142	$14,129	0.83%
2016	Lowest contract charge 1.30% Class 2	$9.02	—	—	—	15.94%
	Highest contract charge 1.70% Class 2	$8.76	—	—	—	15.42%
	All contract charges	—	1,707	$15,135	0.67%

Templeton Foreign VIP Fund
2020	Lowest contract charge 1.30% Class 2	$12.02	—	—	—	(2.44)%
	Highest contract charge 1.70% Class 2	$11.49	—	—	—	(2.79)%
	All contract charges	—	447	$5,295	3.35%
2019	Lowest contract charge 1.30% Class 2	$12.32	—	—	—	11.09%
	Highest contract charge 1.70% Class 2	$11.82	—	—	—	10.57%
	All contract charges	—	503	$6,126	1.75%
2018	Lowest contract charge 1.30% Class 2	$11.09	—	—	—	(16.55)%
	Highest contract charge 1.70% Class 2	$10.69	—	—	—	(16.87)%
	All contract charges	—	577	$6,346	2.68%
2017	Lowest contract charge 1.30% Class 2	$13.29	—	—	—	15.16%
	Highest contract charge 1.70% Class 2	$12.86	—	—	—	14.72%
	All contract charges	—	656	$8,632	2.60%
2016	Lowest contract charge 1.30% Class 2	$11.54	—	—	—	5.77%
	Highest contract charge 1.70% Class 2	$11.21	—	—	—	5.36%
	All contract charges	—	733	$8,376	1.93%

Templeton Global Bond VIP Fund
2020	Lowest contract charge 0.30% Class 2	$9.89	—	—	—	(5.63)%
	Highest contract charge 1.70% Class 2	$11.12	—	—	—	(6.87)%
	All contract charges	—	9,608	$103,109	8.50%
2019	Lowest contract charge 0.30% Class 2	$10.48	—	—	—	1.75%
	Highest contract charge 1.70% Class 2	$11.94	—	—	—	0.25%
	All contract charges	—	10,703	$123,763	7.13%
2018	Lowest contract charge 0.30% Class 2	$10.30	—	—	—	1.58%
	Highest contract charge 1.70% Class 2	$11.91	—	—	—	0.25%
	All contract charges	—	11,252	$130,384	0.00%
2017	Lowest contract charge 0.30% Class 2	$10.14	—	—	—	1.71%
	Highest contract charge 1.70% Class 2	$11.88	—	—	—	0.17%
	All contract charges	—	11,567	$134,443	0.00%
2016	Lowest contract charge 0.30% Class 2	$9.97	—	—	—	2.57%
	Highest contract charge 1.70% Class 2	$11.86	—	—	—	1.19%
	All contract charges	—	11,575	$135,069	0.00%

FSA-256

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2020	Lowest contract charge 1.30% Class 2	$16.30	—	—	—	4.42%
	Highest contract charge 1.70% Class 2	$15.59	—	—	—	4.00%
	All contract charges	—	68	$1,102	2.94%
2019	Lowest contract charge 1.30% Class 2	$15.61	—	—	—	13.61%
	Highest contract charge 1.70% Class 2	$14.99	—	—	—	13.13%
	All contract charges	—	84	$1,293	2.70%
2018	Lowest contract charge 1.30% Class 2	$13.74	—	—	—	(15.96)%
	Highest contract charge 1.70% Class 2	$13.25	—	—	—	(16.30)%
	All contract charges	—	102	$1,381	1.97%
2017	Lowest contract charge 1.30% Class 2	$16.35	—	—	—	17.04%
	Highest contract charge 1.70% Class 2	$15.83	—	—	—	16.48%
	All contract charges	—	121	$1,961	1.63%
2016	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	8.13%
	Highest contract charge 1.70% Class 2	$13.59	—	—	—	7.77%
	All contract charges	—	135	$1,868	2.04%

VanEck VIP Emerging Markets Bond Fund
2020	Lowest contract charge 1.10% Initial Class	$11.21	—	—	—	7.68%
	Highest contract charge 1.25% Initial Class	$10.90	—	—	—	7.50%
	All contract charges	—	93	$1,023	7.19%
2019	Lowest contract charge 1.10% Initial Class	$10.41	—	—	—	11.46%
	Highest contract charge 1.25% Initial Class	$10.14	—	—	—	11.18%
	All contract charges	—	94	$977	0.35%
2018	Lowest contract charge 1.10% Initial Class	$9.34	—	—	—	(7.25)%
	Highest contract charge 1.25% Initial Class	$9.12	—	—	—	(7.32)%
	All contract charges	—	108	$994	7.08%
2017	Lowest contract charge 1.10% Initial Class	$10.07	—	—	—	11.03%
	Highest contract charge 1.25% Initial Class	$9.84	—	—	—	10.94%
	All contract charges	—	94	$940	2.13%
2016	Lowest contract charge 1.10% Initial Class	$9.07	—	—	—	5.22%
	Highest contract charge 1.25% Initial Class	$8.87	—	—	—	5.09%
	All contract charges	—	85	$756	0.00%

VanEck VIP Global Hard Assets Fund
2020	Lowest contract charge 0.30% Class S	$6.83	—	—	—	18.37%
	Highest contract charge 1.70% Class S	$7.42	—	—	—	16.85%
	All contract charges	—	2,225	$16,716	0.73%
2019	Lowest contract charge 0.30% Class S	$5.77	—	—	—	11.18%
	Highest contract charge 1.70% Class S	$6.35	—	—	—	9.67%
	All contract charges	—	2,536	$16,261	0.00%
2018	Lowest contract charge 0.30% Class S	$5.19	—	—	—	(28.61)%
	Highest contract charge 1.70% Class S	$5.79	—	—	—	(29.73)%
	All contract charges	—	2,882	$16,799	0.00%
2017	Lowest contract charge 0.30% Class S	$7.27	—	—	—	(2.15)%
	Highest contract charge 1.70% Class S	$8.24	—	—	—	(3.63)%
	All contract charges	—	3,140	$26,029	0.00%
2016	Lowest contract charge 0.30% Class S	$7.43	—	—	—	42.88%
	Highest contract charge 1.70% Class S	$8.55	—	—	—	41.09%
	All contract charges	—	3,507	$30,064	0.37%

(a)	Units were made available on February 22, 2016.
(b)	Units were made available on May 19, 2017.
(c)	Units were made available on November 20, 2017.
(d)	Units were made available on October 22, 2018.
(e)	Units were made available on November 02, 2018.
(f)	Units were made available on February 19, 2019.
(g)	EQ/Aggressive Growth Strategy replaced EQ/Franklin Templeton Allocation Managed Volatility due to a merger on June 05, 2020.
(h)	EQ/All Asset Growth Allocation replaced CharterSM Aggressive Growth, CharterSM Growth, CharterSM Moderate and CharterSM Moderate Growth due to a merger on June 05, 2020.

FSA-257

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Concluded)

(i)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 05, 2020.
(j)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 05, 2020.
(k)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 05, 2020.
(l)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(m)	1290 VT SmartBeta Equity replaced EQ/Templeton Global Equity Managed Volatility due to a merger on June 12, 2020.
(n)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(o)	EQ/Conservative Allocation replaced CharterSM Conservative due to a merger on June 12, 2020.
(p)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(q)	Units were made available on June 12, 2020.
(r)	Hartford Disciplined Equity HLS Fund replaced Hartford Growth Opportunities HLS Fund due to a merger on September 18, 2020.
(s)	Units were made available on September 18, 2020.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9.	Covid-19 Impact

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Equitable Financial’s business. As of December 31 2020, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic. Management will continue to monitor developments, and their impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2020 through April 19, 2021, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A.	The following Portfolios will be involved in planned reorganizations (each, a “Reorganization Plan”, and collectively, the “Reorganizations Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place on or about June 18, 2021. The Reorganization Plans provide for the reorganizations of certain Portfolios, where all the net assets of certain Portfolios (each, a “Proposed Acquired Portfolio”, and collectively, the “Proposed Acquired Portfolios”) will be transferred to the corresponding Portfolios (each, a “Proposed Acquiring Portfolio”, and collectively, the “Proposed Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Proposed Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Proposed Acquiring Portfolio.

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
1290 VT Energy	1290 VT Natural Resources
EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy
EQ/Global Bond PLUS	EQ/Core Plus Bond

B.

The following Portfolios will be involved in planned reorganizations (each, a “Reorganization”, and collectively, the “Reorganizations”). The Reorganizations do not require shareholder approval, but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganization of EQ/Core Plus Bond is expected to take place on or about April 12, 2021, and the other Reorganizations are expected to take place on or about April 30, 2021. The Reorganizations provide for the reorganizations of certain Portfolios of VIP (each, an “Acquired

FSA-258

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2020

10.	Subsequent Events (Concluded)

Portfolio”, and collectively, the “Acquired Portfolios”) into newly-created identical portfolios of EQAT (each, an “Acquiring Portfolio”, and collectively, the “Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Acquiring Portfolios.

Acquired Portfolio	Acquiring Portfolio
EQ/Aggressive Allocation	EQ/Aggressive Allocation
EQ/Conservative Allocation	EQ/Conservative Allocation
EQ/Core Plus Bond	EQ/Core Plus Bond
EQ/Moderate Allocation	EQ/Moderate Allocation
EQ/Moderate-Plus Allocation	EQ/Moderate-Plus Allocation

FSA-259

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 9 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) related to Variable Annuity Products with Guaranteed Minimum Benefits

As described in Note 2 to the consolidated financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred. A significant portion of the $3.8 billion DAC as of December 31, 2020 is associated with the variable annuity products with guaranteed minimum benefits. DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, Universal Life and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the amortization and valuation of DAC; (ii) the significant audit effort in evaluating the audit evidence relating to the models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to amortization and valuation of DAC related to variable annuity products with guaranteed minimum benefits, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread. Evaluating these significant assumptions involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Benefit Features related to Certain Life and Annuity Contracts

As described in Notes 2 and 7 to the consolidated financial statements, future policy benefits and other policyholders’ liabilities of $40.2 billion as of December 31, 2020 included reserves related to guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefit (“GMIB”) features, some of which are related to embedded derivatives liabilities, and reserves related to participating traditional life products, non-participating traditional life products, and individual health benefit liabilities. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as reserves and determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. For certain contracts with guaranteed minimum benefit features, the benefits are accounted for as embedded derivatives, at fair value using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed minimum benefit features related to certain life and annuity contracts is a critical audit matter are (i) the significant judgment by management when determining these estimates, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the valuation of guaranteed minimum benefit features; (ii) the significant audit effort in evaluating the audit evidence relating to benefits accounted for as reserves, specifically, the significant assumptions of expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates, and for benefits accounted for as embedded derivatives, the unobservable inputs of non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of guaranteed minimum benefit features related to certain life and annuity contracts, including controls over the relevant models and development of the significant assumptions and unobservable inputs. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed minimum benefit features, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant assumptions and unobservable inputs, (ii) testing that significant assumptions and unobservable inputs are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant methods used for the valuation of guaranteed minimum benefit features and the reasonableness of the significant assumptions related to expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates, and unobservable inputs of non-performance risk, lapse rates, withdrawal rates, annuitization, and mortality rates. Evaluating these significant assumptions and unobservable inputs involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

Valuation of Guaranteed Minimum Income Benefit (“GMIB”) Reinsurance Contract Asset

As described in Notes 2 and 7 to the consolidated financial statements, the fair value of the GMIB reinsurance contract asset was $2.9 billion as of December 31, 2020. A portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value. The GMIB reinsurance contract asset’s fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios. Management determined the fair value of the GMIB reinsurance contract asset using a discounted cash flow valuation technique that incorporates significant unobservable inputs with respect to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates.

The principal considerations for our determination that performing procedures relating to the valuation of GMIB reinsurance contract asset is a critical audit matter are (i) the significant judgment by management when determining the fair value of the GMIB reinsurance contract asset, which in turn led to a high degree of auditor judgment and subjectivity in performing audit procedures relating to the fair value measurement; (ii) the significant audit effort in evaluating the audit evidence relating to the valuation technique and significant unobservable inputs related to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge. As previously disclosed by management, a material weakness existed during the year related to this matter.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to valuation of the GMIB reinsurance contract asset, including controls over the valuation technique and determination of significant unobservable inputs. These procedures also included, among others, testing management’s process for determining the fair value of the GMIB reinsurance contract asset, which included (i) testing the completeness and accuracy of the historical data provided by management to develop and update the significant unobservable inputs, (ii) testing that significant unobservable inputs are accurately reflected in the relevant valuation technique, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the valuation technique and the reasonableness of significant unobservable inputs related to non-performance risk, lapse rates, withdrawal rates, utilization rates, volatility rates, and mortality rates. Evaluating these significant unobservable inputs involved consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2021

We have served as the Company’s auditor since 1993.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2020 AND 2019

	2020	2019
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $68,136 and $59,278) (allowance for credit losses of $13 at December 31, 2020)	$76,353	$62,362
Mortgage loans on real estate (net of allowance for credit losses of $81 at December 31, 2020)	13,142	12,090
Policy loans	3,635	3,270
Other equity investments (1)	1,342	1,149
Trading securities, at fair value	5,340	6,598
Other invested assets	2,383	2,156

Total investments	102,195	87,625
Cash and cash equivalents	2,043	1,492
Deferred policy acquisition costs	3,816	4,222
Amounts due from reinsurers (allowance for credit losses of $5 at December 31, 2020)	3,053	3,002
Loans to affiliates	900	1,200
GMIB reinsurance contract asset, at fair value	2,859	2,466
Current and deferred income taxes	—	249
Other assets	3,078	3,050
Separate Accounts assets	133,350	124,646

Total Assets	$251,294	$227,952

LIABILITIES
Policyholders’ account balances	$63,109	$55,421
Future policy benefits and other policyholders’ liabilities	40,151	33,979
Broker-dealer related payables	1,064	428
Amounts due to reinsurers	122	105
Current and deferred income taxes	234	—
Other liabilities	1,580	1,769
Separate Accounts liabilities	133,350	124,646

Total Liabilities	$239,610	$216,348
Redeemable noncontrolling interest (2)	$41	$39
Commitments and contingent liabilities (Note 16)

EQUITY
Equity attributable to Equitable Financial:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,841	7,809
Retained earnings	(795)	2,145
Accumulated other comprehensive income (loss)	4,595	1,596

Total equity attributable to Equitable Financial	11,643	11,552
Noncontrolling interest	—	13

Total Equity	11,643	11,565

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$251,294	$227,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 19 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
REVENUES
Policy charges and fee income	$3,464	$3,487	$3,515
Premiums	806	936	862
Net derivative gains (losses)	(1,541)	(3,831)	(1,034)
Net investment income (loss)	3,208	3,298	2,478
Investment gains (losses), net:
Credit losses on available-for-sale debt securities and loans	(58)	—	(37)
Other investment gains (losses), net	845	206	41

Total investment gains (losses), net	787	206	4

Investment management and service fees	1,010	1,022	1,029
Other income	57	56	64

Total revenues	7,791	5,174	6,918

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,951	4,088	2,960
Interest credited to policyholders’ account balances	1,118	1,149	979
Compensation and benefits	309	335	422
Commissions	636	629	625
Interest expense	—	4	34
Amortization of deferred policy acquisition costs	1,333	520	451
Other operating costs and expenses	830	912	2,919

Total benefits and other deductions	9,177	7,637	8,390

Income (loss) from continuing operations, before income taxes	(1,386)	(2,463)	(1,472)
Income tax (expense) benefit	627	579	456

Net income (loss)	(759)	(1,884)	(1,016)
Less: net income (loss) from discontinued operations, net of taxes and noncontrolling interest	—	—	(114)

Net income (loss)	(759)	(1,884)	(902)
Less: Net income (loss) attributable to the noncontrolling interest	—	5	(3)

Net income (loss) attributable to Equitable Financial	$(759)	$(1,889)	$(899)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(759)	$(1,884)	$(902)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	2,999	2,095	(1,221)

Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	—	2	(4)

Other comprehensive income (loss), net of income taxes	2,999	2,097	(1,225)

Comprehensive income (loss)	2,240	213	(2,127)
Less: Comprehensive income (loss) attributable to the noncontrolling interest(2)	—	5	(3)

Comprehensive income (loss) attributable to Equitable Financial	$2,240	$208	$(2,124)

(1)	See Note 15 for details of change in unrealized gains (losses), net of adjustments.
(2)	Amounts for the years ended December 31, 2019 and 2018 were reclassified to conform to the current year’s presentation.

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2020	$2	$7,809	$2,145	$1,596	$11,552	$13	$—	$13	$11,565
Dividend to parent company	—	—	(2,149)	—	(2,149)	—	—	—	(2,149)
Cumulative effect of adoption of ASU 2016-03, Current Expected Credit Loss	—	—	(32)	—	(32)	—	—	—	(32)
Net income (loss)	—	—	(759)	—	(759)	(1)	—	(1)	(760)
Other comprehensive income (loss)	—	—	—	2,999	2,999	—	—	—	2,999
Other	—	32	—	—	32	(12)	—	(12)	20

December 31, 2020	$2	$7,841	$(795)	$4,595	$11,643	$—	$—	$—	$11,643

January 1, 2019	$2	$7,807	$5,039	$(501)	$12,347	$12	$—	$12	$12,359
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Transfer of AB Holding Units	—	—	—	—	—	—	—	—	—
Net income (loss)	—	—	(1,889)	—	(1,889)	—	—	—	(1,889)
Other comprehensive income (loss)	—	—	—	2,097	2,097	—	—	—	2,097
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,145	$1,596	$11,552	$13	$—	$13	$11,565

January 1, 2018	$2	$6,859	$8,860	$579	$16,300	$19	$3,076	$3,095	$19,395
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	$83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Distribution of discontinued subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(899)	—	(899)	3	—	3	(896)
Other comprehensive income (loss)	—	—	—	(1,225)	(1,225)	—	—	—	(1,225)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,039	$(501)	$12,347	$12	$—	$12	$12,359

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(759)	$(1,884)	$(339)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,118	1,149	979
Policy charges and fee income	(3,464)	(3,487)	(3,515)
Net derivative (gains) losses	1,541	3,831	1,034
Credit losses on AFS debt securities and loans	58	—	37
Investment (gains) losses, net	(845)	(206)	(40)
Realized and unrealized (gains) losses on trading securities	(106)	(429)	221
Non-cash long-term incentive compensation expense	29	3	218
Amortization of deferred cost of reinsurance asset	—	(7)	1,882
Amortization and depreciation	1,249	391	360
Cash received on the recapture of captive reinsurance	—	—	1,273
Equity (income) loss from limited partnerships	(74)	(73)	(120)
Changes in:
Net broker-dealer and customer related receivables/payables	—	4	838
Reinsurance recoverable	(283)	(183)	(390)
Segregated cash and securities, net	—	—	(345)
Capitalization of deferred policy acquisition costs	(565)	(648)	(592)
Future policy benefits	1,857	1,084	(330)
Current and deferred income taxes	(306)	(329)	(563)
Other, net	(218)	178	810

Net cash provided by (used in) operating activities	$(768)	$(606)	$1,418

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$18,453	$12,450	$8,935
Mortgage loans on real estate	630	952	768
Trading account securities	1,913	10,209	9,298
Real estate joint ventures	55	5	139
Short-term investments	1,494	2,548	2,315
Other	973	253	190
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(26,402)	(28,537)	(11,110)
Mortgage loans on real estate	(1,747)	(1,240)	(1,642)
Trading account securities	(534)	(1,067)	(11,404)
Short-term investments	(1,098)	(2,762)	(1,852)
Other	(1,174)	(408)	(170)
Cash settlements related to derivative instruments, net	1,204	(961)	805
Issuance of loans to affiliates	—	(900)	(1,100)
Repayments of loans to affiliates	300	300	900
Cash disposed due to distribution of disposed subsidiary	—	—	(672)
Investment in capitalized software, leasehold improvements and EDP equipment	(66)	(65)	(115)
Other, net	(406)	(55)	(91)

Net cash provided by (used in) investing activities	$(6,405)	$(9,278)	$(4,806)

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

(CONTINUED)

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$10,928	$12,283	$9,365
Withdrawals	(4,370)	(4,641)	(4,496)
Transfer (to) from Separate Accounts	2,517	1,869	1,809
Change in short-term financings	—	—	(26)
Change in collateralized pledged assets	(140)	(69)	1
Change in collateralized pledged liabilities	859	1,359	(291)
(Decrease) increase in overdrafts payable	—	—	3
Shareholder dividend paid	(2,149)	(1,005)	(1,672)
Repurchase of AB Holding Units	—	—	(267)
Purchase (redemption) of noncontrolling interests of consolidated company-sponsored investment funds	9	19	(472)
Distribution to noncontrolling interest of consolidated subsidiaries	—	—	(610)
Proceeds from loans from affiliates	—	—	572
Repayment of loans from affiliates	—	(572)	—
Increase (decrease) in securities sold under agreement to repurchase	—	(573)	(1,314)
Other, net	70	84	11

Net cash provided by (used in) financing activities	$7,724	$8,754	$2,613

Effect of exchange rate changes on cash and cash equivalents	—	—	(12)

Change in cash and cash equivalents	551	(1,130)	(787)
Cash and cash equivalents, beginning of year	1,492	2,622	3,409

Cash and cash equivalents, end of year	$2,043	$1,492	$2,622

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$—	$1,009

End of year	$—	$—	$—

Supplemental cash flow information:
Interest paid	$—	$(4)	$—

Income taxes (refunded) paid	$(323)	$(252)	$(8)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$—	$1,137
Net cash provided by (used in) investing activities	—	—	(102)
Net cash provided by (used in) financing activities	—	—	(1,360)
Effect of exchange rate changes on cash and cash equivalents	—	—	-12

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$—	$(202)

Transfer of assets to reinsurer	$—	$—	$(604)

Repayments of loans from affiliates	$—	$—	$300

See Notes to Consolidated Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Equitable Financial’s (collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable Financial is a stock life insurance company organized in 1859 under the laws of the State of New York.

The Company’s two principal subsidiaries include Equitable Distributors and EIM. Both Equitable Distributors and EIM are wholly-owned Delaware limited liability companies.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AB Holding, ABLP, AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 18 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, the Company reassessed it’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those VIEs that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2020”, “2019” and “2018” refer to the years ended December 31, 2020, 2019 and 2018, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for AFS debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.

ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by-instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11 clarified the codification guidance and did not materially change the standard.

On January 1, 2020, the Company adopted the new standard and completed implementation of its updated CECL models, processes and controls related to the identified financial assets that fall within the scope of the new standard. Upon adoption, the Company recorded a cumulative effect adjustment to reduce the opening retained earnings balance by approximately $40 million, on a pre-tax and pre-DAC basis. The adjustment is primarily attributable to an increase in the allowance for credit losses associated with the Company’s commercial and agricultural mortgage loan portfolios and reinsurance.

Results for reporting periods beginning after January 1, 2020 are presented under ASU 2016-13 while prior period amounts continue to be reported in accordance with previously applicable GAAP.

ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU impact the disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	The Company elected to early adopt during 2019 the removal of disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company adopted the additional disclosures related to Level 3 fair value information on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	The Company adopted this new standard effective for January 1, 2020. Adoption of this standard did not materially impact the Company’s financial position or results of operations.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in Accumulated other comprehensive income (“AOCI”) or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters

2. Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain variable annuity guaranteed benefit (“GMxB”) features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in Other comprehensive income (“OCI”).

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

4. Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated roll-forwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, separate account liabilities and deferred acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company will implement the new income tax accounting guidance as of the date of adoption, January 1, 2021. Management currently anticipates that the standard will not have a material impact on retained earnings as of the date of adoption.
ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Prior to January 1, 2020, the amortized cost of fixed maturities was adjusted for impairments in value deemed to be other than temporary which were recognized in Investment gains (losses), net. With the adoption of the new Financial Instruments-Credit Losses standard, changes in credit losses are recognized in investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REITs, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance effective January 1, 2020. The remainder of the unrealized loss related to other factors, if any, is recognized in OCI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist, as they were permitted to do prior to January 1, 2020.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings.

Real estate held for the production of income is stated at depreciated cost less allowance for credit losses. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

COLI has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. As of December 31, 2020 and 2019, the carrying value of COLI was $989 million and $942 million, respectively, and is reported in other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities”. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as “net investment income (loss)” and the associated borrowing cost is reported as interest expense. There were no outstanding balances under securities repurchase agreements as of December 31, 2020 and 2019. The Company has not actively engaged in securities reverse repurchase transactions.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process. Prior to the adoption of CECL on January 1, 2020, mortgage loans were stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances were based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan was collateral dependent. For commercial and agricultural mortgage loans, an allowance for credit loss was typically recommended when management believed it was probable that principal and interest would not be collected according to the contractual terms.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The quantitative cumulative-effect of this change in the Company’s accounting policy on its loans portfolio for CECL is a $36 million pre-tax adjustment to the opening balance of retained earnings as of January 1, 2020.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the consolidated balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Troubled Debt Restructuring

The Company invests in commercial and agricultural mortgage loans included in the balance sheet as mortgage loans on real estate and privately negotiated fixed maturities included in the balance sheet as fixed maturities AFS. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the TDR. A credit allowance may have been recorded prior to the period when the loan is modified in a TDR. Accordingly, the carrying value (net of the allowance) before and after modification through a TDR may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Net Investment Income (Loss), Investment Gains (Losses), Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2020, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. As of December 31, 2020, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% in 2025. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in policyholders’ benefits for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives as they are net settled. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in other assets in the consolidated balance sheets and amortization is included in interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

Obligations arising from funding agreements are also reported in policyholders’ account balances in the consolidated balance sheets. As a member of the FHLB, the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. The Company previously issued certain variable annuity products with GIB, GWBL, GMWB and GMAB features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIBNLG rider, GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2020, 2019 and 2018, investment results of such Separate Accounts were gains (losses) of $16.6 billion, $22.9 billion, and $(7.2) billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the consolidated statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Capitalized Computer Software and Hosting Arrangements

Capitalized computer software and hosting arrangements include certain internal and external costs used to implement internal-use software and cloud computing hosting arrangements. These capitalized computer costs are included in other assets in the consolidated balance sheets and amortized on a straight-line basis over the estimated useful life of the software or term of the hosting arrangement that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized computer costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life or a significant change in the term of the hosting arrangement such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized computer software and hosting arrangements, net of accumulated amortization, amounted to $130 million and $126 million as of December 31, 2020 and 2019, respectively. Amortization of capitalized computer software and hosting arrangements in 2020, 2019 and 2018 was $47 million, $36 million and $35 million, respectively, recorded in other operating costs and expenses in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by EIM as well as certain asset-based fees associated with insurance contracts.

EIM provides investment management and administrative services, such as fund accounting and compliance services, to EQ Premier VIP Trust, EQAT and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of AUM, are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and EQ Premier VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and EQ Premier VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the NAV of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as other income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s broker-dealer operations and sales commissions from the Company’s general agents for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2018, are reported in the Company’s consolidated statements of income (loss) as net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 18 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of VIEs

For all new investment products and entities developed by the Company, the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then determines whether it is the primary beneficiary of the VIE based on its beneficial interests. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client AUM to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

Consolidated VIEs

As of December 31, 2019, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity was jointly owned by Equitable Financial and AXA France and holds an investment in a real estate venture. Included in other invested assets in the Company’s consolidated balance sheets as of December 31, 2019 were total assets of $32 million related to this VIE, primarily resulting from the consolidated presentation of this real estate joint venture as real estate held-for-sale. This real estate joint venture investment was disposed as of December 31, 2020. Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

Non-Consolidated VIEs

As of December 31, 2020 and 2019, respectively, the Company held approximately $1.3 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including CLOs, hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as other equity investments and applies the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $165.8 billion and $160.2 billion as of December 31, 2020 and 2019, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.3 billion and $1.1 billion and approximately $1.2 billion and $1.1 billion of unfunded commitments as of December 31, 2020 and 2019, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

The Company’s annual review in 2020 resulted in the removal of the credit risk adjustment from the fair value scenario calibration to reflect our revised view of market participant practices, offset by updates to the mortality and policyholder behavior assumptions to reflect emerging experience.

In 2020, in addition to the annual review, the Company updated its assumptions in the first quarter due to the extraordinary economic conditions driven by the COVID-19 pandemic. The first quarter update included an update to the interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

The low interest rate environment and update to the interest rate assumption caused a loss recognition event for the Company’s life interest-sensitive products, as well as to certain run-off business. This loss recognition event caused an acceleration of DAC amortization on the life interest-sensitive products and an increase in the premium deficiency reserve on the run-off business in the first quarter of 2020.

Impact of Assumption Updates

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $33 million, an increase in policyholders’ benefits of $1.5 billion, an increase of $2 million in interest credited to policyholders’ account balances, increased net derivative gains (losses) of $106 million, and increased amortization of DAC of $866 million. This resulted in a decrease in income (loss) from operations, before income taxes of $2.2 billion and decreased net income (loss) by $1.8 billion. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was a decrease in policy charges and fee income by $11 million, increased policyholders’ benefits by $886 million, decreased interest credited to policyholders’ account balances by $14 million, increased net derivative losses by $548 million and decreased amortization of DAC by $77 million. This resulted in a decrease in income (loss) from operations, before income taxes of $1.4 billion and decreased net income (loss) by $1.1 billion.

The net impact of assumption changes during 2018 was a decrease in policy charges and fee income by $12 million, increased policyholders’ benefits by $684 million, increased net derivative losses by $1.1 billion and decreased amortization of DAC by $165 million. This resulted in a decrease in income (loss) from operations, before income taxes of $228 million and decreased net income (loss) by $187 million.

Model Changes

In the first quarter of 2020, the Company adopted a new economic scenario generator to calculate the fair value of the GMIB reinsurance contract asset and GMxB derivative features liability, eliminating reliance on AXA for scenario production. The new economic scenario generator allows for a tighter calibration of U.S. indices, better reflecting the Company’s actual portfolio. The net impact of the new economic scenario generator resulted in an increase in income (loss) from continuing operations, before income taxes of $165 million, and an increase to net income (loss) of $130 million during 2020.

Revision of Prior Period Financial Statements

The Company identified certain errors in its previously issued financial statements primarily related to the calculation of actuarially determined insurance contract assets and liabilities. The impact of these errors to the current and the prior periods consolidated financial statements was not considered to be material. In order to improve the consistency and comparability of the financial statements, management revised the consolidated financial statements to include the revisions discussed herein. See Note 21 to the Notes to Consolidated Financial Statements for details of the revisions.

3)	INVESTMENTS

Fixed Maturities AFS

Accounting for credit impairments of fixed maturities classified as AFS has changed from a direct write-down, or OTTI approach to an allowance for credit loss model starting in 2020 upon adoption of CECL (see Note 2, Significant Accounting Policies – Investments).

The components of fair value and amortized cost for fixed maturities classified as AFS on the consolidated balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2020 was $499 million. There was no accrued interest written off for AFS fixed maturities for the year ended December 31, 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS. Comparative tables as of December 31, 2019 include OTTI, reported net of tax in OCI and in AOCI until realized.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses(4)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2020:
Fixed Maturities:
Corporate(1)	$48,501	$13	$4,703	$89	$53,102
U.S. Treasury, government and agency	12,644	—	3,304	5	15,943
States and political subdivisions	482	—	92	—	574
Foreign governments	1,011	—	98	6	1,103
Residential mortgage-backed(2)	119	—	12	—	131
Asset-backed(3)	3,633	—	28	5	3,656
Commercial mortgage-backed	1,148	—	55	—	1,203
Redeemable preferred stock	598	—	46	3	641

Total at December 31, 2020	$68,136	$13	$8,338	$108	$76,353

December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$—	$2,178	$61	$44,464
U.S. Treasury, government and agency	14,385	—	1,151	305	15,231
States and political subdivisions	584	—	68	3	649
Foreign governments	460	—	35	5	490
Residential mortgage-backed(2)	161	—	12	—	173
Asset-backed(3)	843	—	3	2	844
Redeemable preferred stock	498	—	18	5	511

Total at December 31, 2019	$59,278	$—	$3,465	$381	$62,362

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(4)	Amounts represent the allowance for credit losses for 2020 - (see Note 2 Significant Accounting Policies - Investments).

The contractual maturities of AFS fixed maturities as of December 31, 2020 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2020:
Contractual maturities:
Due in one year or less	$3,342	$3,362
Due in years two through five	15,037	16,026
Due in years six through ten	17,786	19,607
Due after ten years	26,460	31,727

Subtotal	62,625	70,722
Residential mortgage-backed	119	131
Asset-backed	3,633	3,656
Commercial mortgage-backed	1,148	1,203
Redeemable preferred stock	598	641

Total at December 31, 2020	$68,123	$76,353

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2020, 2019 and 2018:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Proceeds from sales	$12,670	$8,702	$7,136

Gross gains on sales	$854	$229	$145

Gross losses on sales	$(34)	$(28)	$(103)

Credit losses(1)	$(13)	$—	$(37)

(1)

Commencing with the Company’s adoption of ASU 2016-13 on January 1, 2020, credit losses on AFS debt securities were recognized as an allowance for credit losses. Prior to this, credit losses on AFS fixed maturities were recognized as OTTI.

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2020	2019
	(in millions)
Balance, beginning of period	$15	$46
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	(31)
Recognized impairments on securities impaired to fair value this period(1)	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	6	—
Additional credit losses this period on securities previously impaired	7	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—

Balance, end of period	$28	$15

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2020	$3,084	$(826)	$(192)	$(433)	$1,633
Net investment gains (losses) arising during the period	5,953	—	—	—	5,953
Reclassification adjustment:					—
Included in net income (loss)	(802)	—	—	—	(802)
Excluded from net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	360	(1,623)	(818)	(2,081)

Net unrealized investment gains (losses) excluding credit losses	8,235	(466)	(1,815)	(1,251)	4,703
Net unrealized investment gains (losses) with credit losses	(5)	—	1	1	(3)

Balance, December 31, 2020	$8,230	$(466)	$(1,814)	$(1,250)	$4,700

Balance, January 1, 2019	$(577)	$37	$(69)	$125	$(484)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in net income (loss)	(211)	—	—	—	(211)
Excluded from net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(863)	(123)	(558)	(1,544)

Net unrealized investment gains (losses) excluding credit losses	3,084	(826)	(192)	(433)	1,633
Net unrealized investment gains (losses) with credit losses(1)	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(826)	$(192)	$(433)	$1,633

(1)	Credit losses for 2019 were OTTI losses.

The following tables disclose the fair values and gross unrealized losses of the 537 issues as of December 31, 2020 and the 390 issues as of December 31, 2019 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2020:
Fixed Maturities:
Corporate	$2,773	$52	$332	$32	$3,105	$84
U.S. Treasury, government and agency	881	5	—	—	881	5
Foreign governments	153	2	20	4	173	6
Asset-backed	809	4	76	1	885	5
Redeemable preferred stock	53	1	11	2	64	3

Total at December 31, 2020	$4,669	$64	$439	$39	$5,108	$103

December 31, 2019:(1)
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total at December 31, 2019	$7,396	$349	$665	$32	$8,061	$381

(1)	Amounts represents fixed maturities in an unrealized loss position that are not deemed to be OTTI for 2019.

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2020 and 2019 were $338 million and $279 million, respectively, representing 2.9% and 2.4% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2020 and 2019, respectively, approximately $2.4 billion and $1.4 billion, or 3.6% and 2.3%, of the $68.1 billion and $59.3 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $48 million and $21 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, respectively, the $39 million and $32 million of gross unrealized losses of twelve months or more were primarily concentrated in corporate securities. In accordance with the policy described in Note 2, the Company concluded that neither an adjustment to income for OTTI (prior to January 1, 2020) nor an allowance for credit losses (after January 1, 2020) for these securities was warranted at either December 31, 2020 or 2019. As of December 31, 2020 and 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2020, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

Accrued interest receivable on commercial and agricultural mortgage loans as of December 31, 2020 was $30 million and $28 million, respectively. There was no accrued interest written off for commercial and agricultural mortgage loans for the year ended December 31, 2020.

As of December 31, 2020, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Allowance for Credit Losses on Mortgage Loans

The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the year ended December 31, 2020 was as follows:

Year Ended December 31, 2020
(in millions)
Allowance for credit losses on mortgage loans(1):
Commercial mortgages:
$33
Current-period provision for expected credit losses	44
Write-offs charged against the allowance	—
Recoveries of amounts previously written off	—

Net change in allowance	44

Balance, end of period	$77

Agricultural mortgages:
$3
Current-period provision for expected credit losses	1
Write-offs charged against the allowance	—
Recoveries of amounts previously written off	—

Net change in allowance	1

Balance, end of period	$4

Total allowance for credit losses	$81

(1)	See Note 2 for discussion of the allowance of credit losses transition balance, which is included in the Balance, beginning of period.

The change in the allowance for credit losses is attributable to:

•	increases/decreases in the loan balance due to new originations, maturing mortgages, and loan amortization;

•	changes in credit quality; and

•	changes in market assumptions primarily related to COVID-19 driven economic changes.

Credit Quality Information

The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2020.

LTV Ratios(1)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$324	$170	$505	$999
50% - 70%	1,294	357	803	656	2,190	1,697	6,997
70% - 90%	321	457	452	219	203	538	2,190
90% plus	—	—	12	5	—	288	305

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

Agricultural:
0% - 50%	$218	$135	$169	$157	$236	$652	$1,567
50% - 70%	277	129	161	102	124	351	1,144
70% - 90%	—	—	3	—	—	18	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans:
0% - 50%	$218	$135	$169	$481	$406	$1,157	$2,566
50% - 70%	1,571	486	964	758	2,314	2,048	8,141
70% - 90%	321	457	455	219	203	556	2,211
90% plus	—	—	12	5	—	288	305

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

Debt Service Coverage Ratios(2)

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,230	$492	$772	$268	$1,942	$1,230	$5,934
1.8x to 2.0x	227	83	118	378	184	329	1,319
1.5x to 1.8x	98	138	187	479	437	616	1,955
1.2x to 1.5x	60	57	154	79	—	658	1,008
1.0x to 1.2x	—	44	—	—	—	123	167
Less than 1.0x	—	—	36	—	—	72	108

Total commercial	$1,615	$814	$1,267	$1,204	$2,563	$3,028	$10,491

	December 31, 2020
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Agricultural
Greater than 2.0x	$67	$26	$36	$38	$71	$167	$405
1.8x to 2.0x	38	35	14	15	20	82	204
1.5x to 1.8x	117	38	41	45	52	209	502
1.2x to 1.5x	183	120	141	90	142	313	989
1.0x to 1.2x	86	35	93	70	57	233	574
Less than 1.0x	4	10	8	1	18	17	58

Total agricultural	$495	$264	$333	$259	$360	$1,021	$2,732

Total mortgage loans
Greater than 2.0x	$1,297	$518	$808	$306	$2,013	$1,397	$6,339
1.8x to 2.0x	265	118	132	393	204	411	1,523
1.5x to 1.8x	215	176	228	524	489	825	2,457
1.2x to 1.5x	243	177	295	169	142	971	1,997
1.0x to 1.2x	86	79	93	70	57	356	741
Less than 1.0x	4	10	44	1	18	89	166

Total mortgage loans	$2,110	$1,078	$1,600	$1,463	$2,923	$4,049	$13,223

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

The following tables provide information relating to the LTV and DSC ratios for commercial and agricultural mortgage loans as of December 31, 2020 and 2019. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by LTV and DSC Ratios

	DSC Ratio(2)(3)
LTV Ratio(1)(3):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
	(in millions)
December 31, 2020:
Mortgage loans:
Commercial:
0% - 50%	$839	$—	$160	$—	$—	$—	$999
50% - 70%	4,095	870	1,452	555	25	—	6,997
70% - 90%	844	449	343	376	142	36	2,190
90% plus	156	—	—	77	—	72	305

Total commercial	$5,934	$1,319	$1,955	$1,008	$167	$108	$10,491

	DSC Ratio(2)(3)
LTV Ratio(1)(3):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
	(in millions)

Agricultural:
0% - 50%	$297	$108	$291	$520	$317	$34	$1,567
50% - 70%	108	94	211	450	257	24	1,144
70% - 90%	—	2	—	19	—	—	21
90% plus	—	—	—	—	—	—	—

Total agricultural	$405	$204	$502	$989	$574	$58	$2,732

Total mortgage loans:
0% - 50%	$1,136	$108	$451	$520	$317	$34	$2,566
50% - 70%	4,203	964	1,663	1,005	282	24	8,141
70% - 90%	844	451	343	395	142	36	2,211
90% plus	156	—	—	77	—	72	305

Total mortgage loans	$6,339	$1,523	$2,457	$1,997	$741	$166	$13,223

December 31, 2019:
Mortgage loans:
Commercial:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total commercial	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total agricultural	$404	$191	$477	$990	$572	$83	$2,717

Total mortgage loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total mortgage loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

(1)	The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)	The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(3)	Amounts presented at amortized cost basis.

Past-Due and Nonaccrual Mortgage Loan Status

The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2020 and 2019, respectively:

Age Analysis of Past Due Mortgage Loans(1)

	Accruing Loans						Non- accruing Loans	Total Loans	Non- accruing Loans with No Allowance	Interest Income on Non- accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)
December 31, 2020:
Mortgage loans:
Commercial	$162	$—	$—	$162	$10,329	$10,491	$—	$10,491	$—	$—
Agricultural	76	7	29	112	2,620	2,732	—	2,732	—	—

Total	$238	$7	$29	$274	$12,949	$13,223	$—	$13,223	$—	$—

December 31, 2019:
Mortgage loans:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—	$9,373	$—	$—
Agricultural	57	1	66	124	2,593	2,717	—	2,717	—	—

Total	$57	$1	$66	$124	$11,966	$12,090	$—	$12,090	$—	$—

(1)	Amounts presented at amortized cost basis.

As of December 31, 2020 and 2019, the carrying values of problem mortgage loans that had been classified as non-accrual loans were $0 million and $0 million, respectively.

Troubled Debt Restructuring

For the year ended December 31, 2020, the Company had one commercial mortgage loan on real estate accounted for as a TDR with a pre-modification cost basis of $75 million and post-modification carrying value of $75 million. The one commercial mortgage loan TDR is 0.07% of the Company’s total invested assets. For the year ended December 31, 2020, the Company had seven new privately negotiated fixed maturity TDRs with a pre-modification cost basis of $54 million and post-modification carrying value of $48 million. These TDRs did not have subsequent payment defaults nor additional commitments to lend. The seven privately negotiated fixed maturity TDRs are 0.05% of the Company’s total invested assets. There were no mortgage loan on real estate or fixed maturities accounted for as a TDR during 2019.

Trading Securities

As of December 31, 2020 and 2019, respectively, the fair value of the Company’s trading securities was $5.3 billion and $6.6 billion. As of December 31, 2020 and 2019, respectively, trading securities included the General Account’s investment in Separate Accounts, which had carrying values of $43 million and $58 million.

The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2020, 2019 and 2018:

Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$96	$422	$(174)
Net investment gains (losses) recognized on securities sold during the period	10	7	(24)

Unrealized and realized gains (losses) on trading securities	106	429	(198)
Interest and dividend income from trading securities	206	283	326

Net investment income (loss) from trading securities	$312	$712	$128

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$2,193	$1,902	$1,540
Mortgage loans on real estate	516	540	494
Other equity investments	79	72	117
Policy loans	198	198	201
Trading securities	312	712	128
Other investment income	49	18	69

Gross investment income (loss)	3,347	3,442	2,549
Investment expenses	(139)	(144)	(71)

Net investment income (loss)	$3,208	$3,298	$2,478

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$801	$203	$6
Mortgage loans on real estate	(45)	(1)	—
Other equity investments	30	3	—
Other	1	1	(2)

Investment gains (losses), net	$787	$206	$4

For the years ended December 31, 2020, 2019 and 2018, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $2 million, $2 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of TIPS, which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual experience versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and U.S. Treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the SCS variable annuity, SIO in the EQUI-VEST variable annuity series, MSO in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge ULSG Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in the ULSG policy statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of CDS. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDS in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. The Company purchased CDS to mitigate its exposure to a reference entity through cash positions. These positions do not replicate credit spreads.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDS. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The standard North American CDS contract or standard European corporate contract under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	December 31, 2020			Year Ended December 31, 2020
		Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Net Derivative Gains (Losses)(2)
	(in millions)
Derivative instruments:
Freestanding derivatives(1):
Equity contracts:
Futures	$4,267	$—	$—	$(955)
Swaps	22,404	6	—	(3,353)
Options	35,786	8,383	3,715	1,663
Interest rate contracts:
Swaps	23,773	551	653	2,823
Futures	18,161	—	—	1,745
Swaptions	—	—	—	9
Credit contracts:
Credit default swaps	919	8	1	—
Other freestanding contracts:
Foreign currency contracts	347	—	—	(2)
Margin	—	26	66	—
Collateral	—	212	3,835	—

Embedded derivatives:
GMIB reinsurance contracts(3)	—	2,859	—	472
GMxB derivative features liability(4)	—	—	10,936	(2,238)
SCS, SIO, MSO and IUL indexed features(5)	—	—	4,378	(1,693)

Total derivative instruments	$105,657	$12,045	$23,584

Net derivative gains (losses)(6)				$(1,529)

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(4)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(5)	Reported in policyholders’ account balances in the consolidated balance sheets.
(6)	Investment fees of $12 million are reported in net derivative gains (losses) in the consolidated statements of income (loss).

Derivative Instruments by Category

	December 31, 2019			Year Ended December 31, 2019
		Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Net Derivative Gains (Losses)(2)
	(in millions)
Derivative instruments:
Freestanding derivatives(1):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16
Other freestanding contracts:
Foreign currency contracts	501	3	—	(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—
Embedded derivatives:
GMIB reinsurance contracts(3)	—	2,466	—	500
GMxB derivative features liability(4)	—	—	8,316	(2,439)
SCS, SIO, MSO and IUL indexed features(5)	—	—	3,150	(2,552)

Total derivative instruments	$117,398	$8,271	$17,018

Net derivative gains (losses)				$(3,831)

(1)	Reported in other invested assets in the consolidated balance sheets.
(2)	Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.
(4)	Reported in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(5)	Reported in policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts as of December 31, 2020 and 2019 are exchange-traded and net settled daily in cash. As of December 31, 2020 and 2019, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $135 million and $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $263 million and $165 million, and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and EAFE indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $35 million and $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2020 and 2019, respectively, the Company held $3.8 billion and $3.0 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in other invested assets. The Company posted collateral of $212 million and $72 million as of December 31, 2020 and 2019, respectively, in the normal operation of its collateral arrangements.

The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2020 and 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2020

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$9,186	$8,206	$980	$(53)	$927
Other financial assets	1,403	—	1,403	—	1,403

Other invested assets	$10,589	$8,206	$2,383	$(53)	$2,330

Liabilities:
Derivative liabilities	$8,218	$8,206	$12	$—	$12
Other financial liabilities	1,568	—	1,568	—	1,568

Other liabilities	$9,786	$8,206	$1,580	$—	$1,580

(1)	Financial instruments sent (held).

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2019.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,781	—	1,781	—	1,781

Other invested assets	$7,585	$5,429	$2,156	$(77)	$2,079

Liabilities:
Derivative liabilities	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,724	—	1,724	—	1,724

Other liabilities	$7,198	$5,429	$1,769	$—	$1,769

(1)	Financial instruments sent (held).

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the NYDFS. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2020	2019
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,201	$6,478
Policyholder dividend obligation	160	2
Other liabilities	39	38

Total Closed Block liabilities	6,400	6,518

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,359 and $3,558) (allowance for credit losses of $0 at December 31, 2020)	3,718	3,754
Mortgage loans on real estate (net of allowance for credit losses of $6 at December 31, 2020)	1,773	1,759
Policy loans	648	706
Cash and other invested assets	28	82
Other assets	169	145

Total assets designated to the Closed Block	6,336	6,446

Excess of Closed Block liabilities over assets designated to the Closed Block	64	72
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $160 and $2; and net of income tax: $(42) and $(41)	167	164

Maximum future earnings to be recognized from Closed Block assets and liabilities	$231	$236

The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenues:
Premiums and other income	$157	$182	$194
Net investment income (loss)	251	278	291
Investment gains (losses), net	—	(1)	(3)

Total revenues	408	459	482

Benefits and Other Deductions:
Policyholders’ benefits and dividends	399	439	471
Other operating costs and expenses	1	2	3

Total benefits and other deductions	400	441	474

Net income (loss), before income taxes	8	18	8
Income tax (expense) benefit	(2)	(2)	(3)

Net income (loss)	$6	$16	$5

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year	$2	$—	$19
Unrealized investment gains (losses)	158	2	(19)

Balance, end of year	$160	$2	$—

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the DAC asset for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year(1)	$4,225	$4,959	$4,443
Capitalization of commissions, sales and issue expenses	564	646	591
Amortization:
Impact of assumptions updates and model changes	(866)	77	165
All other	(467)	(597)	(616)

Total amortization	(1,333)	(520)	(451)
Change in unrealized investment gains and losses	360	(863)	376

Balance, end of year	$3,816	$4,222	$4,959

(1)	December 31, 2020 DAC beginning balance is $3 million more than December 31, 2019 ending balance due to impact of CECL.

The deferred asset for policyholder bonus interest credits is reported in other assets in the consolidated balance sheets and changes in the deferred asset for policyholder bonus Interest credits are reported in interest credited to policyholders’ account balances. For the years ended December 31, 2020, 2019 and 2018 changes were as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance, beginning of year	$431	$448	$472
Amortization charged to income	(26)	(17)	(24)

Balance, end of year	$405	$431	$448

7)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. As of December 31, 2020 and 2019, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$51,415	$1,687	$53,102
U.S. Treasury, government and agency	—	15,943	—	15,943
States and political subdivisions	—	535	39	574
Foreign governments	—	1,103	—	1,103
Residential mortgage-backed(2)	—	131	—	131
Asset-backed(3)	—	3,636	20	3,656
Commercial mortgage-backed	—	1,203	—	1,203
Redeemable preferred stock	402	239	—	641

Total fixed maturities, AFS	402	74,205	1,746	76,353
Other equity investments	13	—	2	15
Trading securities	285	5,055	—	5,340
Other invested assets:
Short-term investments	—	82	1	83
Assets of consolidated VIEs/VOEs	—	—	12	12
Swaps	—	(96)	—	(96)
Credit default swaps	—	7	—	7
Options	—	4,668	—	4,668

Total other invested assets	—	4,661	13	4,674
Cash equivalents	1,183	287	—	1,470
GMIB reinsurance contracts asset	—	—	2,859	2,859
Separate Accounts assets(4)	130,106	2,668	1	132,775

Total Assets	$131,989	$86,876	$4,621	$223,486

Liabilities:
GMxB derivative features’ liability	$—	$—	$10,936	$10,936
SCS, SIO, MSO and IUL indexed features’ liability	—	4,378	—	4,378

Total Liabilities	$—	$4,378	$10,936	$15,314

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2020 the fair value of such investments was $356 million.

Fair Value Measurements as of December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, AFS	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,062

Total Assets	$122,910	$73,386	$3,867	$200,163

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,316	$8,316
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,316	$11,466

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2019 the fair value of such investments was $356 million.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA- rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums, net of recoveries, and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $160 million and $175 million as of December 31, 2020 and 2019, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarial calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2020, AFS fixed maturities with fair values of $103 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $184 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 2.5% of total equity as of December 31, 2020.

During the year ended December 31, 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity as of December 31, 2019.

The tables below present reconciliations for all Level 3 assets and liabilities for the years ended December 31, 2020, 2019 and 2018, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Asset- backed
	(in millions)
Balance, January 1, 2020	$1,246	$39	$100
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—
Investment gains (losses), net	(16)	—	—

Subtotal	(12)	—	—

Other comprehensive income (loss)	(17)	2	—
Purchases	513	—	20
Sales	(224)	(2)	—
Transfers into Level 3(1)	184	—	—
Transfers out of Level 3(1)	(3)	—	(100)

Balance, December 31, 2020	$1,687	$39	$20

Balance, January 1, 2019	$1,174	$38	$519
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—
Investment gains (losses), net	—	—	—

Subtotal	4	—	—

Other comprehensive income (loss)	5	3	1
Purchases	273	—	100
Sales	(120)	(2)	(84)
Transfers into Level 3(1)	14	—	—
Transfers out of Level 3(1)	(104)	—	(436)

Balance, December 31, 2019	$1,246	$39	$100

Balance, January 1, 2018	$1,139	$40	$8
Total gains (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	7	—	(2)
Investment gains (losses), net	(8)	—	—

Subtotal	(1)	—	(2)

Other comprehensive income (loss)	(20)	(1)	(7)
Purchases	322	—	550
Sales	(321)	(1)	(30)
Transfers into Level 3(1)	83	—	—
Transfers out of Level 3(1)	(28)	—	—

Balance, December 31, 2018	$1,174	$38	$519

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2020	$16	$2,466	$—	$(8,316)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)(1)	—	472	—	(2,238)

Total realized and unrealized gains (losses)	—	472	—	(2,238)
Purchases(2)	3	45	1	(441)
Sales(3)	—	(79)	—	59
Settlements	—	—	—	—
Change in estimate(4)	—	(45)	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	—	—
Transfers into Level 3(5)	—	—	—	—
Transfers out of Level 3(5)	—	—	—	—

Balance, December 31, 2020	$15	$2,859	$1	$(10,936)

Balance, January 1, 2019	$48	$1,993	$21	$(5,491)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)	—	500	—	(2,439)

Total realized and unrealized gains (losses)	—	500	—	(2,439)
Purchases(2)	—	45		(417)
Sales(3)	—	(72)	(1)	31
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(5)	—	—	—	—
Transfers out of Level 3(5)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,316)

Balance, January 1, 2018	$25	$10,495	$22	$(4,297)
Realized and unrealized gains (losses), included in net income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses)	—	(8,536)	—	(805)

Total realized and unrealized gains (losses)	—	(8,536)	—	(805)
Purchases(2)	29	96	5	(402)
Sales(3)	—	(61)	(1)	14
Settlements	—	—	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—
Balance, December 31, 2018	$48	$1,993	$21	$(5,491)

(1)

The Company’s non-performance risk impact of $(758) million for GMxB Derivative Features Liability and $14 million for the GMIB Reinsurance Contract Asset the twelve months ended December 2020, respectively, is recorded through Net derivative gains (losses).

(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability, represents benefits paid.
(4)	For the GMIB reinsurance contract asset, represents a transfer from amounts due from reinsurers.
(5)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for the years ended December 31, 2020, 2019 and 2018 by category for Level 3 assets and liabilities still held as of December 31, 2020, 2019, and 2018, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Income (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2020:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$(18)
State and political subdivisions	—	2
Total fixed maturities, AFS	—	(16)
GMIB reinsurance contracts	472	—
GMxB derivative features liability	(2,238)	—

Total	$(1,766)	$(16)

Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$3
State and political subdivisions	—	3
Asset-backed	—	—

Total fixed maturities, AFS	—	6
GMIB reinsurance contracts	500	—
Separate Account assets	—	—
GMxB derivative features liability	(2,439)	—

Total	$(1,939)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, AFS:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Commercial mortgage-backed	—	—
Asset-backed	—	(7)

Subtotal	—	(26)
GMIB reinsurance contracts	(8,536)	—
GMxB derivative features liability	(805)	—

Total	$(9,341)	$(26)

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2020 and 2019, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$28	Matrix pricing model	Spread over Benchmark	45 - 195 bps	152 bps

	1,148	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.5x - 33.1x 5.6% - 28.4% 1.9x - 25.0x	10.8x 8.6% 6.8x
Other equity investments	2	Market comparable companies	Revenue multiple	9.7x - 26.4x	18.5x
GMIB reinsurance contract asset	2,859	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality Rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	43 - 85 bps 0.6% - 16% 0% - 2% 0% - 61% 7% - 32% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%	50 bps 1.69% 0.91% 5.82% 24% 2.80% (same for all ages)

Liabilities:
GMIBNLG	10,713	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality Rates (1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	96.0 bps 1.1% - 25.7% 0.4% - 2% 0% - 100% 0.01% -0.19% 0.06% - 0.53% 0.41% -41.39%	3.19% 0.93% 5.51% 1.56% (same for all ages)

GWBL/GMWB	190	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8% -16% 0% - 8% 100% once starting 7% - 32%	1.69% 0.91% 24%

GIB	31	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	96.0 bps 0.8% - 15.6% 0% - 2% 0% - 100% 7% - 32%	1.69% 0.91% 5.82% 24%

GMAB	2	Discounted cash flow	Non-performance risk Lapse rates Volatility rates - Equity	96.0 bps 0.8% - 16% 7% - 32%	1.69% 24%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

(2)

For lapses, withdrawals, and utilizations the rates were weighted by counts, for mortality weighted average rates are shown for all ages combined and for withdrawals the weighted averages were based on an estimated split of partial withdrawal and dollar-for-dollar withdrawals.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$51	Matrix pricing model	Spread over benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,135	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	172	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2020 and 2019, respectively, are approximately $586 million and $325 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

•

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above as of December 31, 2020 and 2019, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

•

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit risk transfer securities, and equipment financings. Included in the tables above as of December 31, 2020 and 2019, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

GMIB Reinsurance Contract Asset and GMxB Derivative Features Liability

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4

The carrying values and fair values as of December 31, 2020 and 2019 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2020:
Mortgage loans on real estate	$13,142	$—	$—	$13,474	$13,474
Policy loans	$3,635	$—	$—	$4,794	$4,794
Loans to affiliates	$900	$—	$938	$—	$938
Policyholders’ liabilities: Investment contracts	$2,069	$—	$—	$2,275	$2,275
FHLB funding agreements	$6,897	$—	$6,990	$—	$6,990
FABN funding agreements	$1,939	$—	$1,971	$—	$1,971
Separate Accounts liabilities	$10,081	$—	$—	$10,081	$10,081

December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLB funding agreements	$6,909	$—	$6,957	$—	$6,957
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

Mortgage Loans on Real Estate

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Loans to Affiliates

The fair value of loans to affiliates is calculated by matrix or model pricing. The matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

FHLB Funding Agreements

The fair values of the Company’s FHLB funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

FABN Funding Agreements

The fair values of the Company’s FABN funding agreements are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

Otherwise Not Required to be Included in the Table Above

The Company’s investment in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the table above. See Note 2. for further description of the Company’s accounting policy related to its investment in COLI policies.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in amounts due from reinsurers. The amounts for the ceded IB are reflected in the consolidated balance sheets in GMIB reinsurance contract asset, at fair value.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Year Ended December 31, 2020, 2019 and 2018

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance, January 1, 2018	$4,056	$(102)	$4,765	$(10,495)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	995	(75)	(868)	8,441

Balance, December 31, 2018	4,657	(107)	3,744	(1,993)
Paid guarantee benefits	(438)	14	(256)	72
Other changes in reserve	556	(6)	1,183	(545)

Balance, December 31, 2019	4,775	(99)	4,671	(2,466)
Paid guarantee benefits	(495)	15	(293)	79
Other changes in reserve	813	—	1,647	(472)

Balance, December 31, 2020	$5,093	$(84)	$6,025	$(2,859)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7 Fair Value Disclosures.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2020 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2020

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$15,434	$88	$54	$167	$15,743
Separate Accounts	53,877	9,550	3,299	33,794	100,520

Total Account Values	$69,311	$9,638	$3,353	$33,961	$116,263

NAR, gross	$97	$33	$1,604	$17,047	$18,781

NAR, net of amounts reinsured	$97	$31	$1,125	$17,047	$18,300

Average attained age of policyholders (in years)	51.3	68.3	74.9	70.2	55.3
Percentage of policyholders over age 70	11.2%	48.4%	70.3%	54.2%	20.2%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Account Values invested in:
General Account	$—	$—	$16	$217	$233
Separate Accounts	—	—	24,956	36,230	61,186

Total Account Values	$—	$—	$24,972	$36,447	$61,419

NAR, gross	$—	$—	$877	$11,219	$12,096

NAR, net of amounts reinsured	$—	$—	$281	$10,189	$10,470

Average attained age of policyholders (in years)	N/A	N/A	64.2	70.2	68.0
Weighted average years remaining until annuitization	N/A	N/A	5.6	0.6	2.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2020		2019
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$46,850	$18,771	$42,489	$17,941
Fixed income	5,506	2,701	5,263	2,699
Balanced	47,053	39,439	45,871	38,445
Other	1,111	275	865	263

Total	$100,520	$61,186	$94,488	$59,348

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below.

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2018	$678	$(664)	$14
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	133	(70)	63

Balance, December 31, 2018	788	(734)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance, December 31, 2019	894	(808)	86
Paid guarantee benefits	(40)	—	(40)
Other changes in reserves	162	(75)	87

Balance, December 31, 2020	$1,016	$(883)	$133

9)	LEASES

On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a RoU operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 10 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2020	2019
		(in millions)
Assets
Operating lease assets	Other assets	$272	$324
Liabilities
Operating lease liabilities	Other liabilities	$350	$415

The table below summarizes the components of lease costs for the years ended December 31, 2020 and 2019.

Lease Costs

	Year Ended December 31,
	2020	2019
	(in millions)
Operating lease cost	$77	$77
Variable operating lease cost	11	10
Sublease income	(18)	(16)
Short-term lease expense	—	2

Net lease cost	$70	$72

Maturities of lease liabilities as of December 31, 2020 are as follows:

Maturities of Lease Liabilities

December 31, 2020
(in millions)
Operating Leases:
2021	$96
2022	95
2023	85
2024	26
2025	29
Thereafter	195

Total lease payments	526
Less: Interest	(176)

Present value of lease liabilities	$350

During December 2020, Equitable Financial signed a lease which is expected to commence in 2023 once certain conditions of the lease are met, relating to approximately 130,000 square feet of space in New York City. Equitable Financial currently has an option to decrease the square footage by up to approximately 41,000 square feet, with such option expiring in October 2021, subject to acceleration to June 2021 pursuant to the terms of the lease.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

	December 31,
	2020	2019
Weighted-average remaining operating lease term	5 years	6 years
Weighted-average discount rate for operating leases	3.00%	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

	Year Ended December 31,
	2020	2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$94	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$20	$50

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Direct premiums	$764	$868	$836
Reinsurance assumed	195	194	186
Reinsurance ceded	(153)	(126)	(160)

Premiums	$806	$936	$862

Direct charges and fee income	$2,684	$2,721	$3,981
Reinsurance ceded	780	766	(466)

Policy charges and fee income	$3,464	$3,487	$3,515

Direct policyholders’ benefits	$5,233	$4,298	$2,804
Reinsurance assumed	218	217	219
Reinsurance ceded	(500)	(427)	(63)

Policyholders’ benefits	$4,951	$4,088	$2,960

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Financial entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities products issued between 1978-2001 and its guaranteed growth annuity single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Financial transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Financial to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Financial applied deposit accounting. Accordingly, Equitable Financial recorded the transferred assets of $635 million as a deposit asset recorded in other assets, net of the ceding commissions paid to the reinsurer.

As of December 31, 2020 and 2019, the Company had reinsured with non-affiliates in the aggregate approximately 2.6% and 2.8%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 13.4% and 14.2% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.9 billion and $2.5 billion as of December 31, 2020 and 2019, respectively. The estimated fair values increased $393 million and $475 million during 2020 and 2019, respectively, and decreased $8.5 billion during 2018.

As of December 31, 2020 and 2019, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion and $2.2 billion. Additionally, $1.6 billion and $1.6 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $113 million and $90 million, as of December 31, 2020 and 2019, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $48 million and $56 million as of December 31, 2020 and 2019, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $721 million and $735 million as of December 31, 2020 and 2019, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 11.

11)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Financial entered into a general services agreement with Holdings whereby Equitable Financial will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Financial continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $41 million, $73 million and $138 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

EIM, a subsidiary of Equitable Financial, provides investment management and administrative services to EQAT, EQ Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, EQ Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Financial transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $97 million and $102 million for the years ended December 31, 2020 and 2019, respectively. See Note 18 for further details of the AB Business Transfer and the discontinued operation.

As of December 31, 2020 and 2019, respectively, the Company held approximately $64 million and $30 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $623 million and $974 million as of December 31, 2020 and 2019, respectively. The Company also has approximately $90 million and $20 million of unfunded commitments as of December 31, 2020 and 2019, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Financial pays commissions and fees to Equitable Distribution Holding Corporation and its subsidiaries (“Equitable Distribution”) for sales of insurance products. The commissions and fees paid to Equitable Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Financial ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Financial on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Financial on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Financial completed the unwind of the reinsurance previously provided to Equitable Financial by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Financial. Following AXA RE Arizona’s merger with and into Equitable Financial, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Financial may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Financial on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Financial on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in other assets. Additionally, the remaining portion of the loss was determined by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Financial, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Financial. As of December 31, 2020, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2020, 2019 and 2018 totaled approximately $51 million, $62 million and $100 million, respectively. Ceded claims paid in 2020, 2019 and 2018 were $72 million, $52 million and $78 million, respectively.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AGL retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Financial and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Financial.

Premiums earned in 2019 and 2018 were $19 million and $20 million, respectively. Claims and expenses paid in 2019 and 2018 were $6 million and $8 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Financial entered into a stop loss reinsurance agreement with AGL to protect Equitable Financial with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Financial also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019 and 2018 were $3 million and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Financial had ceded part of its disability income business to XL Catlin and as of December 31, 2019, the reserves ceded were $104 million.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As of December 31, 2020 and 2019, respectively, the Company held approximately $218 million and $229 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Financial. The Company reflects these equity interest in the consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $13 billion and $10 billion as of December 31, 2020 and 2019, respectively. The Company also has approximately $163 million and $205 million of unfunded commitments as of December 31, 2020 and 2019, respectively with these legal entities.

Loans Issued to Holdings

In April 2018, Equitable Financial made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. During the years ended December 2020, 2019 and 2018 Holdings repaid $300 million, $200 million, and $300 million in principal, respectively. As of December 31, 2020, the loan was repaid in full with no amount outstanding.

In November 2019, Equitable Financial made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024. As of December 31, 2020, the amount outstanding was $900 million.

Assumption by Holdings of Obligations of AXA Financial to Equitable Financial

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Financial sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million for the year ended December 31, 2018.

Revenues and Expenses Transactions with AXA Affiliates

The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2020, 2019 and 2018.

	Year Ended December 31,
	2019	2018
	(in millions)
Revenue received or accrued for:
General services provided to affiliates(1)	460	463

Total	$460	$463

Expenses paid or accrued for:
General services provided by affiliates(1)	76	109
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2

Total	$81	$111

(1)	Includes AXA Affiliates and affiliates of Holdings.

Revenues and Expenses Transactions with Equitable Affiliates

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2020, 2019 and 2018.

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds and Other AXA Trusts	$724	$669	$727
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	38	39	44

Total	$762	$708	$771

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$625	$573	$613

Total	$625	$573	$613

Contribution to the Equitable Foundation

The company made no funding contribution the years ended 2020. For the year 2019, Equitable Financial made a funding contribution to the of $25 million. The Equitable Foundation is the philanthropic arm of Equitable Financial.

12)	EMPLOYEE BENEFIT PLANS

Equitable Financial sponsors the following employee benefit plans:

401(k) Plan

Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $22 million and $19 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Pension Plan

Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Financial under the Equitable Financial QP was transferred from Equitable Financial to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform.

The Equitable Financial QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2020, 2019 and 2018, expenses related to the plan were $9 million, $21 million and $60 million, respectively.

The following table presents the funded status of the plan:

	December 31,
	2020	2019
	(in millions)
Equitable Retirement Plan
Total plan assets	$2,341	$2,159

Accumulated benefit obligation	$2,239	$2,160

Funded status	104.5%	99.9%

Other Benefit Plans

Equitable Financial also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $32 million, $47 million and $70 million for the years ended December 31, 2020, 2019 and 2018, respectively.

13)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for years ended December 31, 2020, 2019 and 2018 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Performance Shares	$13	$10	$12
Stock Options	5	3	2
Restricted Stock Unit Awards	18	15	16

Total Compensation Expenses	$36	$28	$30

Income Tax Benefit	7	10	8

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2020, the common stock reserved and available for issuance under the Omnibus Plans was 23.4 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Financial’s Participation in Holdings’ Equity Award Plans

Equitable Financial’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2020, 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2020, 2019 and 2018 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Financial employees vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2020 equity program, eligible Equitable Financial financial professionals were granted stock-settled Holdings RSUs which vest ratably in equal annual installments over a three-year period and are equity-classified. The fair value of these awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Under the 2019 and 2018 equity programs, Equitable Financial financial professionals were granted cash-settled Holdings RSUs which vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Financial employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Financial employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved. The fair value of the awards was measured using the closing price of the Holdings share on the grant date.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings and Equitable Financial. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

Employee Stock Purchase Plans

Under the Equitable Holdings, Inc. Stock Purchase Program participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution up to a maximum amount of $3,750, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs vested based on service over the two-year period from the IPO date (the “Service Units”), and fifty percent vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Financial employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants

In 2017 and prior years, equity awards for employees, financial professional and directors in our R&P businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

R&P employees were granted AXA ordinary share options under the Stock Option Plan, AXA performance shares under the Performance Share Plan and R&P financial professionals were granted performance units under the AXA Advisors Performance Unit Plan.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets as of December 31, 2020 and 2019 was $21 million and $43 million, respectively.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2020 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2020	1,931	$19.73	1,725	€20.09
Options granted	1,235	$23.18	3	€12.22
Options exercised	(80)	$19.76	(282)	€14.59
Options forfeited, net	(267)	$20.98	(29)	€18.78
Options expired	—	$—	—	€—

Options Outstanding at December 31, 2020	2,819	$21.12	1,417	€21.20

Aggregate intrinsic value(1)		$10,316		€ (2,153)

Weighted average remaining contractual term (in years)	8.37		4.9

Options Exercisable at December 31, 2020	748	$—	1,254	€21.02

Aggregate intrinsic value(1)		$3,432		€(1,677)

Weighted average remaining contractual term (in years)	7.73		4.74

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2020 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.

	EQH Shares(1)
	2020	2019	2018

Dividend yield	2.59%	2.77%	2.44%
Expected volatility	26.00%	25.70%	25.40%
Risk-free interest rates	1.19%	2.49%	2.83%
Expected life in years	6.0	5.8	9.7
Weighted average fair value per option at grant date	$4.37	$3.82	$4.61

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

As of December 31, 2020, approximately $163 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted-average period of 0.2 years. Approximately $4 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted average period of 1.4 years.

Summary of Restricted Stock Unit Award Activity

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

As of December 31, 2020, approximately 2.1 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $26 million and is expected to be recognized over a weighted-average period of 1.6 years.

The following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2020.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	1,805,301	$19.35	19,280	$19.20
Granted	994,290	$22.85	—	$—
Forfeited	(117,353)	$20.36	—	$—
Vested	(629,202)	$19.81	(19,280)	$19.20

Unvested as of December 31, 2020	2,053,036	$21.15	—	$—

Summary of Performance Award Activity

As of December 31, 2020, approximately 1.6 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $3 million and is expected to be recognized over a weighted-average period of 0.55 years.

The following table summarizes Holdings and AXA performance awards activity for 2020.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2020	383,641	$21.05	2,154,059	$20.08
Granted	225,674	$23.92	—	$—
Forfeited	(51,860)	$21.97	(62,493)	$20.74
Vested	—		(1,074,313)	$18.91

Unvested as of December 31, 2020	557,455	$22.12	1,017,254	$21.28

14)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$(112)	$295	$234
Deferred (expense) benefit	739	284	222

Total	$627	$579	$456

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Expected income tax (expense) benefit	$291	$517	$309
Non-taxable investment income	91	73	104
Tax audit interest	(8)	(14)	(11)
Tax settlements/uncertain tax position release	231	—	12
Tax credits	21	—	—
Change in tax law	—	—	46
Other	1	3	(4)

Income tax (expense) benefit	$627	$579	$456

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $231 million.

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the TCJA in 2017 and refined those estimates in 2018. The impact of the TCJA primarily related to the revaluation of deferred tax assets and liabilities.

The components of the net deferred income taxes are as follows:

	December 31,
	2020		2019
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$58	$—	$51	$—
Net operating loss and credits	—	—	44	—
Reserves and reinsurance	1,483	—	945	—
DAC	—	606	—	692
Unrealized investment gains (losses)	—	1,668	—	639
Investments	1,071	—	640	—
Other	—	111	—	73

Total	$2,612	$2,385	$1,680	$1,404

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)

Balance at January 1,	$297	$273	$205
Additions for tax positions of prior years	229	24	98
Reductions for tax positions of prior years	(250)	—	(30)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	5	—	—

Balance at December 31,	$281	$297	$273

Unrecognized tax benefits that, if recognized, would impact the effective rate	$47	$222	$202

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2020 and 2019 were $34 million and $55 million, respectively. For 2020, 2019 and 2018, respectively, there were $(21) million, $14 million and $18 million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2020, tax years 2014 and subsequent remain subject to examination by the IRS.

15)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2020, 2019, and 2018 follow:

	December 31,
	2020	2019	2018
	(in millions)

Unrealized gains (losses) on investments(1)	$4,600	$1,601	$(494)
Defined benefit pension plans(2)	(5)	(5)	(7)

Accumulated other comprehensive income (loss) attributable to Equitable Financial	$4,595	$1,596	$(501)

(1)	2018 includes a $86 million decrease to AOCI from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to AOCI from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2020, 2019 and 2018, follow:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$4,698	$3,052	$(1,663)
(Gains) losses reclassified into net income (loss) during the period(1)	(633)	(160)	(4)

Net unrealized gains (losses) on investments	4,065	2,892	(1,667)
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(1,066)	(797)	446

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of, $798, $547, and $310)	2,999	2,095	(1,221)

Change in defined benefit plans:
Reclassification to net income (loss) of amortization of net prior service credit included in net periodic cost	—	2	(4)

Change in defined benefit plans, (net of deferred income tax expense (benefit) of $0, $0 and $0 (2))	—	2	(4)

Other comprehensive income (loss), attributable to Equitable Financial	$2,999	$2,097	$(1,225)

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(168) million, $(42) million, and $(1) million for the years ended December 31, 2020, 2019 and 2018, respectively.

(2)	These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13).

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortization of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Financial, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Financial implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a classwide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Financial’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Financial’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 to the Connecticut Superior Court, Judicial District of Stamford. In December 2018, Equitable Financial sought dismissal of the complaint by filing a motion to strike, which the court granted in August 2019. Plaintiff filed an Amended Class Action Complaint in September 2019. Equitable Financial filed a motion for entry of judgment in October 2019. On August 3, 2020, the court granted Equitable Financial’s motion for entry of judgment. In August 2020, Plaintiff filed a notice of appeal. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Financial’s COI rate increase. In early 2016, Equitable Financial raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Financial in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. In August 2020, the federal district court issued a decision granting in part Brach Plaintiffs’ motion for class certification. The court certified nationwide breach of contract and Section 4226 classes, and a New York State Section 349 class. Equitable Financial petitioned for discretionary appellate review of that decision, which petition was denied. Five other federal actions challenging the COI rate increase are also pending against Equitable Financial and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Financial in New York state court. Equitable Financial is vigorously defending each of these matters.

Obligations under Funding Agreements

Federal Home Loan Bank

As a member of the FHLB, Equitable Financial has access to collateralized borrowings. It also may issue funding agreements to the FHLB. Both the collateralized borrowings and funding agreements would require Equitable Financial to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Financial issues short-term funding agreements to the FHLB and uses the funds for asset, liability, and cash management purposes. Equitable Financial issues long-term funding agreements to the FHLB and uses the funds for spread lending purposes.

Entering into FHLB membership, borrowings and funding agreements requires the ownership of FHLB stock and the pledge of assets as collateral. Equitable Financial has purchased FHLB stock of $322 million and pledged collateral with a carrying value of $8.7 billion as of December 31, 2020.

Funding agreements are reported in policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLB.

Change in FHLB Funding Agreements during the Year Ended December 31, 2020

	Outstanding Balance at December 31, 2019	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2020
	(in millions)
Short-term funding agreements:
Due in one year or less	$4,608	$46,798	$46,808	$1,036	$—	$5,634
Long-term funding agreements:
Due in years two through five	1,646	—	—	(1,036)	112	722
Due in more than five years	646	—	—	—	(112)	534

Total long-term funding agreements	2,292	—	—	(1,036)	—	1,256

Total funding agreements(1)	$6,900	$46,798	$46,808	$—	$—	$6,890

(1)

The $7 million and $9 million difference between the funding agreements carrying value shown in the fair value table for December 31, 2020 and 2019, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

Funding Agreement-Backed Notes Program

Under the FABN, Equitable Financial may issue funding agreements to a Delaware special purpose statutory trust (the “Trust”) in exchange for the proceeds from issuances of fixed and floating rate medium-term marketable notes issued by the Trust from time to time (the “Trust notes”). The funding agreements have matching interest and maturity payment terms to the applicable Trust notes. The maximum aggregate principal amount of Trust notes permitted to be outstanding at any one time is $5 billion. Funding agreements issued to the Trust are reported in policyholders’ account balances in the consolidated balance sheets. The table below summarizes the Company’s activity of funding agreements under the FABN.

Change in FABN Funding Agreements during the Year Ended December 31, 2020

	Outstanding Balance at December 31, 2019	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Long-term Agreements Maturing Within Five Years	Outstanding Balance at December 31, 2020
	(in millions)
Short-term funding agreements:
Due in one year or less	$—	$—	$—	$—	$—	$—
Long-term funding agreements:
Due in years two through five	—	1,150	—	—	—	1,150
Due in more than five years	—	800	—	—	—	800

Total long-term funding agreements	—	1,950	—	—	—	1,950

Total funding agreements(1)	$—	$1,950	$—	$—	$—	$1,950

(1)

The $11 million difference between the funding agreements notional value shown and carrying value table as of December 31, 2020 reflects the remaining amortization of the issuance cost of the funding agreements.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. As of December 31, 2020, these arrangements include commitments by the Company to provide equity financing of $1.2 billion (including $253 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company had $17 million of undrawn letters of credit related to reinsurance as of December 31, 2020. The Company had $389 million of commitments under existing mortgage loan agreements as of December 31, 2020.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Financial for all current and future liabilities of Equitable Financial under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Financial remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity.

17)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2020, 2019 and 2018, respectively, Equitable Financial’s statutory net income (loss) totaled $413 million, $3.9 billion and $3.1 billion. Statutory surplus, Capital stock and AVR totaled $6.8 billion and $8.7 billion as of December 31, 2020 and 2019, respectively. As of December 31, 2020, Equitable Financial, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2020, 2019 and 2018, Equitable Financial paid to its direct parent, which subsequently distributed such amount to Holdings, an ordinary shareholder dividend of $2.1 billion, $1.0 billion and $1.1 billion. Also, in 2018, Equitable Financial transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Financial paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Financial repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Financial is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the NYDFS, pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Financial cannot pay ordinary dividends during 2021 due to operating losses.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2020, EQ AZ Life Re holds $2.1 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.2 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

As of December 31, 2020 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2020.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

18)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018, disaggregated by category:

Year Ended December 31, 2018
(in millions)
Investment management, advisory and service fees:
Base fees	$2,156
Performance-based fees	118
Research services	439
Distribution services	419
Other revenues:
Shareholder services	76
Other	35

Total investment management and service fees	$3,243

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the net income (loss) of AB that has been reflected in discontinued operations:

Year Ended December 31, 2018
(in millions)
REVENUES
Net derivative gains (losses)	$12
Net investment income (loss)	24
Investment management and service fees	3,243
Other income	—

Total revenues	$3,279

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370
Commissions and distribution related payments	427
Interest expense	8
Other operating costs and expenses	727

Total benefits and other deductions	2,532

Income (loss) from discontinued operations, before income taxes	747
Income tax (expense) benefit	(69)

Net income (loss) from discontinued operations, net of taxes	678
Less: Net (income) loss attributable to the noncontrolling interest	(564)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114

19)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Balance, beginning of period	$39	$39	$25
Net earnings (loss) attributable to redeemable noncontrolling interests	1	5	(2)
Purchase/change of redeemable noncontrolling interests	1	(5)	16

Balance, end of period	$41	$39	$39

20)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Individual Variable Annuity Products
Premiums	$165	$179	$171
Fees(1)	2,555	2,615	2,631
Others	8	16	19

Total	$2,728	$2,810	$2,821

Employer- Sponsored
Premiums	$—	$—	$—
Fees	500	477	459
Others	4	4	5

Total	$504	$481	$464

Life Insurance Products
Premiums	$587	$702	$657
Fees	1,421	1,440	1,458
Others	23	21	32

Total	$2,031	$2,163	$2,147

Employee Benefit Products
Premiums	$36	$35	$12
Fees	—	—	—
Others	15	13	6

Total	$51	$48	$18

Other
Premiums	$18	$20	$22
Fees	13	12	15
Others	7	2	2

Total	$38	$34	$39

(1)	Excludes the amortization/capitalization of unearned revenue liability of $(14) million, $(35) million and $(19) million for the years ended December 31, 2020, 2019 and 2018, respectively.

21)	REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company identified certain errors primarily related to the calculation of actuarially determined insurance contract assets and liabilities that impacted previously issued consolidated financial statements. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the financial statements and related disclosures to correct these errors as shown below.

Management assessed the materiality of this change within prior period financial statements based upon SEC Staff Accounting Bulletin Number 99, Materiality, which is since codified in ASC 250, Accounting Changes and Error Corrections. The prior period comparative financial statements that are presented herein have been revised.

The following tables present line items for prior period financial statements that have been affected by the revision. For these line items, the tables detail the amounts as previously reported, the impact upon those line items due to the revision, and the amounts as currently revised within the financial statements.

	December 31, 2019
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Balance Sheets:
ASSETS
Investments:
Deferred policy acquisition costs	$4,337	$(115)	$4,222
Amounts due from reinsurers	3,001	1	3,002
GMIB reinsurance contract asset, at fair value	2,466	—	2,466
Current and deferred income taxes	224	25	249
Other assets	3,050	—	3,050

Total Assets	$228,041	$(89)	$227,952

LIABILITIES
Future policy benefits and other policyholders’ liabilities	33,976	3	33,979
Other liabilities	1,768	1	1,769

Total Liabilities	$216,344	$4	$216,348

EQUITY
Retained earnings	2,242	(97)	2,145
Accumulated other comprehensive income (loss)	1,592	4	1,596

Total equity attributable to Equitable Financial	11,645	(93)	11,552

Total Equity	11,658	(93)	11,565

Total Liabilities, Redeemable Noncontrolling interest and Equity	$228,041	$(89)	$227,952

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Income (Loss)
REVENUES
Policy charges and fee income	$3,450	$37	$3,487	$3,523	$(8)	$3,515
Net derivative gains (losses)	(3,820)	(11)	(3,831)	(1,010)	(24)	(1,034)
Other income	56	—	56	65	(1)	64

Total revenues	5,148	26	5,174	6,951	(33)	6,918

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	(31)	4,088	3,005	(45)	2,960
Interest credited to policyholders’ account balances	1,127	22	1,149	1,002	(23)	979
Commissions	629	—	629	620	5	625
Amortization of deferred policy acquisition costs	452	68	520	431	20	451
Other operating costs and expenses	912	—	912	2,918	1	2,919

Total benefits and deductions	7,578	59	7,637	8,432	(42)	8,390

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Income (loss) from continuing operations, before income taxes	(2,430)	(33)	(2,463)	(1,481)	9	(1,472)
Income tax (expense) benefit from continuing operations	584	(5)	579	446	10	456
Net income (loss)	(1,846)	(38)	(1,884)	(921)	19	(902)

Net income (loss) attributable to Equitable Financial	$(1,851)	$(38)	$(1,889)	$(918)	$19	$(899)

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$(1,846)	$(38)	$(1,884)	$(921)	$19	$(902)

Change in unrealized gains (losses), net of reclassification adjustment	2,081	14	2,095	(1,230)	9	(1,221)
Other comprehensive income	2,083	14	2,097	(1,234)	9	(1,225)

Comprehensive income (loss)	237	(24)	213	(2,155)	28	(2,127)

Less: Comprehensive income (loss) attributable to noncontrolling interest	—	5	5	—	(3)	(3)

Comprehensive income (loss) attributable to Equitable Financial	$237	$(29)	$208	$(2,155)	$31	$(2,124)

	Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Equity:
Retained earnings, beginning of year	$5,098	$(59)	$5,039	$8,938	$(78)	$8,860
Net income (loss) attributable to Equitable Financial	(1,851)	(38)	(1,889)	(918)	19	(899)

Retained earnings, end of year	$2,242	$(97)	$2,145	$5,098	$(59)	$5,039

Accumulated other comprehensive income (loss), beginning of year	$(491)	$(10)	$(501)	$598	$(19)	$579
Other comprehensive income (loss)	2,083	14	2,097	(1,234)	9	(1,225)
Accumulated other comprehensive income (loss), end of year	$1,592	$4	$1,596	$(491)	$(10)	$(501)

Total Equitable Financial equity, end of year	$11,645	$(93)	$11,552	$12,416	$(69)	$12,347

Total equity, end of year	$11,658	$(93)	$11,565	$12,428	$(69)	$12,359

	December 31, 2019			December 31, 2018
	As Previously Reported	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)(1)	$(1,846)	$(38)	$(1,884)	$(358)	$19	$(339)
Adjustments to reconcile Net income (loss) to Net cash provided by (used in) operating activities:
Policy charges and fee income	(3,450)	(37)	(3,487)	(3,523)	8	(3,515)
Interest credited to policyholders’ account balances	1,127	22	1,149	1,002	(23)	979
Net derivative (gains) losses	3,820	11	3,831	1,010	24	1,034
Amortization and depreciation	323	68	391	340	20	360
Capitalization of DAC	(648)	—	(648)	(597)	5	(592)
Future policy benefits	1,115	(31)	1,084	(284)	(46)	(330)
Current and deferred income taxes	(334)	5	(329)	(556)	(7)	(563)

Net cash provided by (used in) operating activities	$(606)	$—	$(606)	$1,418	$—	$1,418

Cash and cash equivalents, end of period	$1,492	$—	$1,492	$2,622	$—	$2,622

(1)	December 31, 2018 net income (loss) includes $563 million of discontinued operations that are not included in net income (loss) in the Consolidated Statement of Income (Loss).

22)	SUBSEQUENT EVENTS

Funding Agreement-Backed Notes

Pursuant to the FABN discussed in Note 16, in January 2021, Equitable Financial issued a $450 million funding agreement to the Trust. The funding agreement has a fixed interest rate of 1% per annum and will mature on January 9, 2026. Funding agreements issued to the Trust will be reported in Policyholders’ account balances in the consolidated balance sheets in subsequent periods.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2020

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$12,644	$15,943	$15,943
State, municipalities and political subdivisions	482	574	574
Foreign governments	1,011	1,103	1,103
Public utilities	5,894	6,527	6,527
All other corporate bonds	42,607	46,575	46,575
Residential mortgage-backed	119	131	131
Asset-backed	3,633	3,656	3,656
Commercial mortgage-backed	1,148	1,203	1,203
Redeemable preferred stocks	598	641	641

Total fixed maturities, AFS	68,136	76,353	76,353
Mortgage loans on real estate(2)	13,223	13,474	13,142
Policy loans	3,635	4,794	3,635
Other equity investments	1,342	1,342	1,342
Trading securities	5,031	5,340	5,340
Other invested assets	2,383	2,383	2,383

Total Investments	$93,750	$103,686	$102,195

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2020
Life insurance in-force	$389,576	$72,110	$32,289	$349,755	9.2%

Premiums:
Life insurance and annuities	$712	$127	$186	$771	24.1%
Accident and health	52	26	9	35	24.8%

Total premiums	$764	$153	$195	$806	24.1%

2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total premiums	$836	$160	$186	$862	21.6%

(1)	Includes amounts related to the discontinued group life and health business.